UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-649

Fidelity Puritan Trust
 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts  02210
(Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts  02210
(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	August 31

Date of reporting period:	August 31, 2017

Item 1.

Reports to Stockholders

Fidelity® Balanced Fund Class K Annual Report August 31, 2017

Contents

Performance
Management's Discussion of Fund Performance
Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Trustees and Officers
Shareholder Expense Example
Distributions
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-835-5092 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2017 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended August 31, 2017	Past 1 year	Past 5 years	Past 10 years
Class K	12.22%	10.24%	6.48%

 The initial offering of Class K shares took place on May 9, 2008. Returns prior to May 9, 2008 are those of Fidelity® Balanced Fund, the original class of the fund.

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity® Balanced Fund - Class K on August 31, 2007. The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period. See above for additional information regarding the performance of Class K.

Period Ending Values
$18,731	Fidelity® Balanced Fund - Class K
$20,825	S&P 500® Index

Management's Discussion of Fund Performance

Market Recap:  U.S. taxable investment-grade bonds rose slightly for the 12 months ending August 31, 2017, as yields increased markedly following the U.S. presidential election then moderated as the period progressed. The Bloomberg Barclays U.S. Aggregate Bond Index gained 0.49% for the year. Bond yields posted slight gains early in the period, prior to the U.S. election, then rallied strongly in November and December, as many investors viewed then-President-elect Donald Trump’s economic agenda as stimulative and potentially inflationary. Yields also rode the Fed’s decision in December to raise policy interest rates. Longer-term bond yields declined slightly in the first half of 2017, even though the Fed raised rates in June 2017 for the third time in as many quarters, as it became clear that changes to tax, health care and fiscal policies would take time to develop and implement. Fairly cool inflation readings also held back yields late in the period. Within the Bloomberg Barclays index, investment-grade corporate bonds led all major market segments, up 2.13%, while U.S. Treasuries returned -0.95%. Securitized sectors advanced more modestly than corporates. Outside the index, riskier, non-core fixed-income segments led the broader market, while Treasury Inflation-Protected Securities (TIPS) rose 0.46%, according to Bloomberg Barclays.

Comments from Co-Portfolio Manager Robert Stansky:  For the year, the fund’s share classes returned about 12%, topping the 9.74% return of the Fidelity Balanced Hybrid Composite Index℠. The fund’s performance relative to the Composite index benefited from both security selection and an asset allocation that overweighted stocks and underweighted bonds. The equity subportfolio topped its benchmark, the S&P 500® index. Versus that benchmark, stock selection in the information technology and financials sectors added the most value. Autodesk, a maker of design software and one of the subportfolio’s largest holdings, contributed meaningfully. An out-of-benchmark position in electric-vehicle maker Tesla further lifted our result, as did an overweighting in Bank of America. Conversely, picks in the industrials sector detracted. Within that group, we avoided strong-performing aircraft manufacturer Boeing, an index name, which hurt relative performance. An overweighting in retailer L Brands was the subportfolio’s biggest relative detractor, and we reduced this position by period end. The investment-grade bond subportfolio outpaced its benchmark, the Bloomberg Barclays U.S. Aggregate Bond Index. Our decision to significantly overweight investment-grade credit contributed strongly to the fund’s outperformance, especially our positioning among financial institutions.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Investment Summary (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Fixed-Income Central Funds.

Top Five Stocks as of August 31, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Autodesk, Inc.	1.9	1.7
Apple, Inc.	1.7	2.7
Alphabet, Inc. Class C	1.6	1.7
Amazon.com, Inc.	1.4	1.4
Citigroup, Inc.	1.3	1.1
	7.9

Top Five Bond Issuers as of August 31, 2017

(with maturities greater than one year)	% of fund's net assets	% of fund's net assets 6 months ago
U.S. Treasury Obligations	10.0	9.2
Fannie Mae	3.6	3.3
Freddie Mac	1.5	1.7
Ginnie Mae	1.3	1.2
Petroleos Mexicanos	0.8	0.1
	17.2

Top Five Market Sectors as of August 31, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	14.8	13.4
Financials	14.3	15.2
Health Care	10.3	9.8
Consumer Discretionary	10.1	10.1
Industrials	6.7	6.6

Asset Allocation (% of fund's net assets)

As of August 31, 2017*,**
Stocks and Equity Futures	66.1%
Bonds	31.1%
Other Investments	0.5%
Short-Term Investments and Net Other Assets (Liabilities)	2.3%

 * Foreign investments - 8.4%

 ** Futures and Swaps - 0.2%

As of February 28, 2017*,**
Stocks and Equity Futures	65.2%
Bonds	31.6%
Other Investments	0.6%
Short-Term Investments and Net Other Assets (Liabilities)	2.6%

 * Foreign investments - 9.7%

 ** Futures and Swaps - 0.1%

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable.

Percentages in the above tables are adjusted for the effect of TBA Sale Commitments.

Percentages are adjusted for the effect of futures contracts and swaps, if applicable.

Investments August 31, 2017

Showing Percentage of Net Assets

Common Stocks - 65.7%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 8.9%
Auto Components - 0.3%
Delphi Automotive PLC	667,700	$64,366
Hertz Global Holdings, Inc. (a)	1,757,298	38,204
		102,570
Automobiles - 0.8%
Tesla, Inc. (a)	694,682	247,237
Diversified Consumer Services - 0.4%
ServiceMaster Global Holdings, Inc. (a)	2,458,634	115,851
ZTO Express (Cayman), Inc. sponsored ADR (b)	153,100	2,090
		117,941
Hotels, Restaurants & Leisure - 1.1%
Cedar Fair LP (depositary unit)	615,000	42,669
Compass Group PLC	2,597,000	55,477
Marriott International, Inc. Class A	622,062	64,433
Starbucks Corp.	944,674	51,825
U.S. Foods Holding Corp. (a)	2,035,100	55,863
Wyndham Worldwide Corp.	863,749	86,099
		356,366
Internet & Direct Marketing Retail - 1.8%
Amazon.com, Inc. (a)	443,200	434,602
JD.com, Inc. sponsored ADR (a)	406,600	17,041
Netflix, Inc. (a)	637,314	111,345
		562,988
Leisure Products - 0.1%
Mattel, Inc.	1,542,500	25,019
Media - 1.8%
Charter Communications, Inc. Class A (a)	445,307	177,473
Comcast Corp. Class A	3,795,992	154,155
DISH Network Corp. Class A (a)	113,800	6,520
MDC Partners, Inc. Class A (c)	3,115,850	31,782
The Walt Disney Co.	2,094,300	211,943
		581,873
Multiline Retail - 0.3%
Dollar Tree, Inc. (a)	1,143,800	91,092
Specialty Retail - 1.8%
Home Depot, Inc.	1,632,944	244,729
L Brands, Inc.	965,782	34,981
Lowe's Companies, Inc.	1,078,000	79,653
O'Reilly Automotive, Inc. (a)	232,708	45,641
Ross Stores, Inc.	612,772	35,817
TJX Companies, Inc.	1,259,695	91,076
Ulta Beauty, Inc.	114,372	25,277
		557,174
Textiles, Apparel & Luxury Goods - 0.5%
NIKE, Inc. Class B	2,771,750	146,376

TOTAL CONSUMER DISCRETIONARY		2,788,636

CONSUMER STAPLES - 5.7%
Beverages - 1.4%
Anheuser-Busch InBev SA NV	451,400	53,460
Coca-Cola European Partners PLC	56,931	2,448
Constellation Brands, Inc. Class A (sub. vtg.)	416,827	83,407
Molson Coors Brewing Co. Class B	102,300	9,181
Monster Beverage Corp. (a)	1,267,881	70,773
The Coca-Cola Co.	5,057,408	230,365
		449,634
Food & Staples Retailing - 1.1%
CVS Health Corp.	2,245,585	173,674
Kroger Co.	4,573,208	100,016
Rite Aid Corp. (a)	4,704,160	11,384
Walgreens Boots Alliance, Inc.	520,175	42,394
		327,468
Food Products - 0.4%
Blue Buffalo Pet Products, Inc. (a)	481,483	12,403
Bunge Ltd.	519,870	38,798
Mondelez International, Inc.	730,800	29,714
The Hain Celestial Group, Inc. (a)	208,493	8,386
TreeHouse Foods, Inc. (a)	546,400	36,603
		125,904
Household Products - 0.5%
Colgate-Palmolive Co.	1,917,667	137,382
Kimberly-Clark Corp.	48,800	6,017
Spectrum Brands Holdings, Inc.	42,800	4,706
		148,105
Personal Products - 0.5%
Avon Products, Inc. (a)	8,036,932	20,012
Coty, Inc. Class A	2,295,953	38,067
Estee Lauder Companies, Inc. Class A	889,782	95,198
Unilever NV (Certificaten Van Aandelen) (Bearer)	186,500	11,103
		164,380
Tobacco - 1.8%
Altria Group, Inc.	805,213	51,051
British American Tobacco PLC sponsored ADR	4,180,219	259,675
Philip Morris International, Inc.	2,286,799	267,395
		578,121

TOTAL CONSUMER STAPLES		1,793,612

ENERGY - 3.6%
Energy Equipment & Services - 0.6%
Baker Hughes, a GE Co. Class A	667,800	22,638
Dril-Quip, Inc. (a)	205,369	7,712
Hess Midstream Partners LP	439,600	9,258
NCS Multistage Holdings, Inc.	793,900	15,687
Oceaneering International, Inc.	455,491	10,271
Schlumberger Ltd.	1,641,800	104,271
		169,837
Oil, Gas & Consumable Fuels - 3.0%
Anadarko Petroleum Corp.	1,647,902	67,449
Black Stone Minerals LP	816,100	14,061
Boardwalk Pipeline Partners, LP	917,100	13,857
Cabot Oil & Gas Corp.	1,374,050	35,107
Callon Petroleum Co. (a)	1,971,000	20,420
Centennial Resource Development, Inc.:
Class A	651,800	11,270
Class A (d)	639,500	11,057
Chevron Corp.	789,505	84,967
Cimarex Energy Co.	399,702	39,846
ConocoPhillips Co.	2,436,900	106,395
Devon Energy Corp.	1,823,900	57,270
EOG Resources, Inc.	661,300	56,204
Extraction Oil & Gas, Inc.	897,831	11,797
Extraction Oil & Gas, Inc. (d)	648,767	8,525
Exxon Mobil Corp.	1,649,643	125,917
Newfield Exploration Co. (a)	1,621,200	42,362
Parsley Energy, Inc. Class A (a)	1,567,630	39,269
PDC Energy, Inc. (a)	509,200	20,027
Phillips 66 Co.	767,517	64,326
Pioneer Natural Resources Co.	377,100	48,891
PrairieSky Royalty Ltd.	948,737	22,291
Suncor Energy, Inc.	1,740,900	54,552
		955,860

TOTAL ENERGY		1,125,697

FINANCIALS - 9.3%
Banks - 4.1%
Allied Irish Banks PLC	3,105,400	18,506
Bank of America Corp.	12,855,308	307,113
Citigroup, Inc.	6,128,012	416,889
Huntington Bancshares, Inc.	14,370,112	180,920
JPMorgan Chase & Co.	1,515,754	137,767
PNC Financial Services Group, Inc.	1,245,500	156,198
SunTrust Banks, Inc.	811,100	44,692
Synovus Financial Corp.	386,824	16,293
		1,278,378
Capital Markets - 1.8%
Affiliated Managers Group, Inc.	133,500	23,588
BlackRock, Inc. Class A	256,876	107,634
CBOE Holdings, Inc.	451,411	45,543
E*TRADE Financial Corp. (a)	2,339,649	95,949
Goldman Sachs Group, Inc.	232,300	51,975
IntercontinentalExchange, Inc.	884,000	57,168
Northern Trust Corp.	1,020,100	90,279
State Street Corp.	1,084,500	100,305
		572,441
Consumer Finance - 1.4%
Capital One Financial Corp.	3,787,463	301,520
OneMain Holdings, Inc. (a)	1,565,200	42,840
SLM Corp. (a)	3,376,934	34,343
Synchrony Financial	2,151,900	66,257
		444,960
Diversified Financial Services - 0.5%
Berkshire Hathaway, Inc.:
Class A (a)	129	35,017
Class B (a)	342,100	61,975
KBC Ancora	398,674	21,687
Kimbell Royalty Partners LP	442,900	6,949
On Deck Capital, Inc. (a)	590,700	2,853
The Simply Good Foods Co.	1,529,800	18,128
		146,609
Insurance - 1.5%
Chubb Ltd.	773,637	109,408
Hartford Financial Services Group, Inc.	844,000	45,635
Marsh & McLennan Companies, Inc.	1,200,377	93,725
MetLife, Inc.	1,698,200	79,527
The Travelers Companies, Inc.	1,078,400	130,681
Unum Group	578,100	27,853
		486,829

TOTAL FINANCIALS		2,929,217

HEALTH CARE - 9.6%
Biotechnology - 3.1%
Alexion Pharmaceuticals, Inc. (a)	558,204	79,494
Amgen, Inc.	1,733,358	308,139
Biogen, Inc. (a)	487,885	154,445
BioMarin Pharmaceutical, Inc. (a)	259,800	23,431
Celgene Corp. (a)	267,700	37,192
Gilead Sciences, Inc.	1,152,700	96,493
Regeneron Pharmaceuticals, Inc. (a)	176,800	87,852
Shire PLC sponsored ADR	274,100	40,948
TESARO, Inc. (a)	283,400	36,598
Vertex Pharmaceuticals, Inc. (a)	652,600	104,768
		969,360
Health Care Equipment & Supplies - 2.2%
Abbott Laboratories	2,804,000	142,836
Boston Scientific Corp. (a)	5,997,570	165,233
Intuitive Surgical, Inc. (a)	140,000	140,654
Medtronic PLC	1,949,924	157,203
ResMed, Inc.	484,800	37,611
Wright Medical Group NV (a)	1,262,200	37,361
		680,898
Health Care Providers & Services - 1.9%
Aetna, Inc.	145,000	22,867
Henry Schein, Inc. (a)	432,104	75,048
Humana, Inc.	441,300	113,688
UnitedHealth Group, Inc.	1,819,300	361,859
Universal Health Services, Inc. Class B	256,812	27,769
		601,231
Health Care Technology - 0.2%
Cerner Corp. (a)	1,006,000	68,187
Life Sciences Tools & Services - 0.7%
Agilent Technologies, Inc.	1,495,300	96,776
Bio-Rad Laboratories, Inc. Class A (a)	13,546	2,951
Thermo Fisher Scientific, Inc.	653,797	122,352
		222,079
Pharmaceuticals - 1.5%
Allergan PLC	891,943	204,683
Bristol-Myers Squibb Co.	2,115,641	127,954
GlaxoSmithKline PLC sponsored ADR	751,100	30,217
Jazz Pharmaceuticals PLC (a)	393,800	58,818
Merck & Co., Inc.	929,100	59,332
		481,004

TOTAL HEALTH CARE		3,022,759

INDUSTRIALS - 6.3%
Aerospace & Defense - 1.1%
Axon Enterprise, Inc. (a)	1,370,066	29,744
Lockheed Martin Corp.	81,200	24,798
Northrop Grumman Corp.	393,474	107,108
Raytheon Co.	590,700	107,513
The Boeing Co.	10,000	2,397
United Technologies Corp.	629,722	75,390
		346,950
Air Freight & Logistics - 0.3%
C.H. Robinson Worldwide, Inc.	446,767	31,555
United Parcel Service, Inc. Class B	403,041	46,092
		77,647
Airlines - 0.5%
American Airlines Group, Inc.	2,639,300	118,082
Southwest Airlines Co.	579,246	30,202
		148,284
Building Products - 0.3%
Allegion PLC	1,274,000	100,277
Commercial Services & Supplies - 0.1%
Waste Management, Inc.	249,400	19,231
Construction & Engineering - 0.1%
Fluor Corp.	1,162,097	44,822
Electrical Equipment - 1.3%
AMETEK, Inc.	1,829,905	115,741
Fortive Corp.	1,837,865	119,406
Sensata Technologies Holding BV (a)	2,347,570	104,842
Sunrun, Inc. (a)(b)(c)	6,747,687	45,210
Vivint Solar, Inc. (a)(b)	4,715,980	22,401
		407,600
Industrial Conglomerates - 0.8%
3M Co.	102,600	20,963
General Electric Co.	6,977,576	171,299
Honeywell International, Inc.	432,600	59,816
		252,078
Machinery - 0.1%
Caterpillar, Inc.	194,900	22,899
WABCO Holdings, Inc. (a)	74,200	10,657
		33,556
Road & Rail - 1.2%
Avis Budget Group, Inc. (a)(b)	1,665,770	60,351
CSX Corp.	2,017,720	101,290
Norfolk Southern Corp.	863,500	104,069
Union Pacific Corp.	1,172,700	123,485
		389,195
Trading Companies & Distributors - 0.5%
HD Supply Holdings, Inc. (a)	4,814,767	160,332

TOTAL INDUSTRIALS		1,979,972

INFORMATION TECHNOLOGY - 14.7%
Electronic Equipment & Components - 0.8%
Dell Technologies, Inc.	229,100	17,166
Jabil, Inc.	6,446,675	202,103
Samsung SDI Co. Ltd.	121,109	21,168
		240,437
Internet Software & Services - 3.9%
2U, Inc. (a)	127,993	6,412
58.com, Inc. ADR (a)	1,567,940	98,200
Alibaba Group Holding Ltd. sponsored ADR (a)	91,200	15,663
Alphabet, Inc.:
Class A (a)	200	191
Class C (a)	545,747	512,637
Altaba, Inc.	246,151	15,773
Box, Inc. Class A (a)	1,319,891	25,896
Facebook, Inc. Class A (a)	2,252,969	387,443
MercadoLibre, Inc.	81,300	21,014
MINDBODY, Inc. (a)	2,113,435	49,983
New Relic, Inc. (a)	722,633	34,614
Okta, Inc. (b)	42,573	1,149
Twilio, Inc. Class A (a)	454,500	13,308
Yext, Inc. (b)	4,042,989	52,599
		1,234,882
IT Services - 0.8%
Cognizant Technology Solutions Corp. Class A	1,485,863	105,155
FleetCor Technologies, Inc. (a)	439,300	63,158
PayPal Holdings, Inc. (a)	1,288,271	79,461
		247,774
Semiconductors & Semiconductor Equipment - 2.6%
Analog Devices, Inc.	475,347	39,772
Broadcom Ltd.	136,784	34,479
Cavium, Inc. (a)	257,800	16,321
Cree, Inc. (a)	22,709	553
Integrated Device Technology, Inc. (a)	1,466,171	36,229
Mellanox Technologies Ltd. (a)	134,100	6,296
Micron Technology, Inc. (a)	2,017,126	64,488
NVIDIA Corp.	226,442	38,368
ON Semiconductor Corp. (a)	5,065,991	86,527
Qorvo, Inc. (a)	2,419,330	177,143
Qualcomm, Inc.	3,255,498	170,165
Semtech Corp. (a)	866,800	32,592
Silergy Corp.	717,000	16,012
Siltronic AG (a)	749,684	73,191
Skyworks Solutions, Inc.	173,200	18,248
		810,384
Software - 4.5%
Activision Blizzard, Inc.	158,431	10,387
Adobe Systems, Inc. (a)	241,816	37,520
Autodesk, Inc. (a)	5,309,629	607,740
Citrix Systems, Inc. (a)	988,780	77,332
Electronic Arts, Inc. (a)	327,493	39,790
HubSpot, Inc. (a)	586,145	42,994
Microsoft Corp.	3,766,812	281,645
Parametric Technology Corp. (a)	1,779,511	99,653
Salesforce.com, Inc. (a)	1,551,220	148,126
Zendesk, Inc. (a)	1,963,519	53,800
		1,398,987
Technology Hardware, Storage & Peripherals - 2.1%
Apple, Inc.	3,356,618	550,485
HP, Inc.	5,026,823	95,912
Western Digital Corp.	307,800	27,170
		673,567

TOTAL INFORMATION TECHNOLOGY		4,606,031

MATERIALS - 1.9%
Chemicals - 1.3%
E.I. du Pont de Nemours & Co.	2,119,200	177,864
LyondellBasell Industries NV Class A	748,200	67,779
Monsanto Co.	152,200	17,838
Platform Specialty Products Corp. (a)	2,403,300	28,071
Sherwin-Williams Co.	168,100	57,031
The Scotts Miracle-Gro Co. Class A	327,900	31,344
W.R. Grace & Co.	539,001	38,528
		418,455
Construction Materials - 0.1%
Eagle Materials, Inc.	387,700	37,704
Containers & Packaging - 0.4%
Ball Corp.	1,264,100	50,551
WestRock Co.	1,120,480	63,767
		114,318
Metals & Mining - 0.1%
Steel Dynamics, Inc.	859,800	29,620

TOTAL MATERIALS		600,097

REAL ESTATE - 2.1%
Equity Real Estate Investment Trusts (REITs) - 2.0%
Altisource Residential Corp. Class B	2,432,917	29,463
American Homes 4 Rent Class A	573,800	12,715
American Tower Corp.	1,022,600	151,396
Boston Properties, Inc.	365,297	44,055
Colony NorthStar, Inc.	3,200,509	41,959
CoreSite Realty Corp.	135,800	16,128
Corporate Office Properties Trust (SBI)	578,000	19,282
Corrections Corp. of America	233,900	6,269
DDR Corp.	773,700	7,489
Equinix, Inc.	112,900	52,883
Extra Space Storage, Inc.	223,836	17,376
Gaming & Leisure Properties	161,800	6,341
Healthcare Trust of America, Inc.	679,300	21,106
Omega Healthcare Investors, Inc. (b)	162,000	5,163
Outfront Media, Inc.	965,362	21,238
Prologis, Inc.	970,200	61,472
SBA Communications Corp. Class A (a)	144,900	22,249
Store Capital Corp.	2,270,600	57,628
Sun Communities, Inc.	212,042	19,150
VEREIT, Inc.	2,601,300	21,955
		635,317
Real Estate Management & Development - 0.1%
CBRE Group, Inc. (a)	573,803	20,703

TOTAL REAL ESTATE		656,020

TELECOMMUNICATION SERVICES - 1.4%
Diversified Telecommunication Services - 1.4%
AT&T, Inc.	5,770,364	216,158
Level 3 Communications, Inc. (a)	659,709	35,908
Verizon Communications, Inc.	3,368,820	161,602
Zayo Group Holdings, Inc. (a)	580,863	19,848
		433,516
Wireless Telecommunication Services - 0.0%
T-Mobile U.S., Inc. (a)	247,801	16,035

TOTAL TELECOMMUNICATION SERVICES		449,551

UTILITIES - 2.2%
Electric Utilities - 1.4%
Edison International	245,133	19,655
Exelon Corp.	2,407,700	91,180
FirstEnergy Corp.	824,748	26,870
Great Plains Energy, Inc.	464,961	14,270
NextEra Energy, Inc.	1,129,800	170,046
PG&E Corp.	1,366,529	96,176
PPL Corp.	539,600	21,174
		439,371
Independent Power and Renewable Electricity Producers - 0.1%
NRG Energy, Inc.	1,043,000	25,981
NRG Yield, Inc. Class C	946,427	17,509
		43,490
Multi-Utilities - 0.7%
CenterPoint Energy, Inc.	285,000	8,442
Dominion Resources, Inc.	1,104,022	86,964
SCANA Corp.	107,956	6,518
Sempra Energy	999,559	117,878
		219,802

TOTAL UTILITIES		702,663

TOTAL COMMON STOCKS
(Cost $15,687,042)		20,654,255

Convertible Preferred Stocks - 0.0%
INFORMATION TECHNOLOGY - 0.0%
Software - 0.0%
MongoDB, Inc. Series F, 8.00% (a)(d)(e)
(Cost $4,704)	281,270	5,174
	Principal Amount (000s)	Value (000s)

Nonconvertible Bonds - 10.8%
CONSUMER DISCRETIONARY - 0.8%
Automobiles - 0.3%
General Motors Co. 3.5% 10/2/18	5,595	5,687
General Motors Financial Co., Inc.:
3.15% 1/15/20	19,000	19,387
3.25% 5/15/18	2,895	2,924
3.5% 7/10/19	41,541	42,559
4% 1/15/25	7,674	7,774
4.2% 3/1/21	10,665	11,230
4.25% 5/15/23	3,220	3,356
		92,917
Diversified Consumer Services - 0.0%
Ingersoll-Rand Global Holding Co. Ltd. 2.875% 1/15/19	617	625
Hotels, Restaurants & Leisure - 0.0%
McDonald's Corp.:
2.75% 12/9/20	1,722	1,764
3.7% 1/30/26	4,539	4,778
		6,542
Media - 0.5%
21st Century Fox America, Inc. 7.75% 12/1/45	9,421	14,325
AOL Time Warner, Inc. 2.95% 7/15/26	23,000	21,792
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.:
4.464% 7/23/22	10,261	10,859
4.908% 7/23/25	6,898	7,390
Time Warner Cable, Inc.:
4% 9/1/21	10,989	11,450
4.5% 9/15/42	3,752	3,465
5.5% 9/1/41	3,051	3,125
5.875% 11/15/40	7,066	7,579
6.55% 5/1/37	40,485	46,799
6.75% 7/1/18	1,974	2,050
7.3% 7/1/38	7,024	8,659
8.25% 4/1/19	11,974	13,081
Time Warner, Inc. 2.1% 6/1/19	12,500	12,533
		163,107

TOTAL CONSUMER DISCRETIONARY		263,191

CONSUMER STAPLES - 0.7%
Beverages - 0.3%
Anheuser-Busch InBev Finance, Inc.:
2.65% 2/1/21	18,881	19,236
3.3% 2/1/23	20,335	21,095
4.7% 2/1/36	19,253	21,344
4.9% 2/1/46	22,019	25,089
		86,764
Food & Staples Retailing - 0.1%
CVS Health Corp.:
3.5% 7/20/22	4,494	4,699
3.875% 7/20/25	7,967	8,368
Walgreens Boots Alliance, Inc.:
2.7% 11/18/19	3,939	4,005
3.3% 11/18/21	4,671	4,839
		21,911
Food Products - 0.0%
William Wrigley Jr. Co. 2% 10/20/17 (f)	5,313	5,316
Tobacco - 0.3%
Altria Group, Inc.:
2.625% 1/14/20	12,900	13,132
4% 1/31/24	3,615	3,883
Imperial Tobacco Finance PLC:
3.75% 7/21/22 (f)	8,553	8,916
4.25% 7/21/25 (f)	8,553	9,083
Reynolds American, Inc.:
2.3% 6/12/18	3,810	3,825
3.25% 6/12/20	1,695	1,746
4% 6/12/22	5,830	6,184
4.45% 6/12/25	4,227	4,568
4.85% 9/15/23	8,000	8,844
5.7% 8/15/35	2,194	2,569
5.85% 8/15/45	16,830	20,341
6.15% 9/15/43	14,000	17,362
7.25% 6/15/37	7,569	10,402
		110,855

TOTAL CONSUMER STAPLES		224,846

ENERGY - 1.8%
Energy Equipment & Services - 0.1%
El Paso Pipeline Partners Operating Co. LLC:
5% 10/1/21	2,791	3,021
6.5% 4/1/20	3,517	3,862
Halliburton Co.:
3.8% 11/15/25	4,660	4,814
4.85% 11/15/35	4,069	4,412
Noble Holding International Ltd.:
5.75% 3/16/18	617	622
7.7% 4/1/25 (g)	3,936	2,932
8.7% 4/1/45 (g)	3,799	2,716
		22,379
Oil, Gas & Consumable Fuels - 1.7%
Amerada Hess Corp. 7.875% 10/1/29	4,487	5,408
Anadarko Finance Co. 7.5% 5/1/31	13,089	16,443
Anadarko Petroleum Corp.:
4.85% 3/15/21	12,068	12,828
5.55% 3/15/26	6,563	7,326
6.45% 9/15/36	1,840	2,150
6.6% 3/15/46	8,910	10,779
Canadian Natural Resources Ltd.:
1.75% 1/15/18	2,851	2,850
5.85% 2/1/35	4,725	5,274
Cenovus Energy, Inc.:
4.25% 4/15/27 (f)	9,753	9,414
5.7% 10/15/19	2,158	2,268
Columbia Pipeline Group, Inc.:
2.45% 6/1/18	1,617	1,623
3.3% 6/1/20	7,911	8,138
4.5% 6/1/25	2,416	2,595
DCP Midstream LLC:
4.75% 9/30/21 (f)	6,909	7,082
5.35% 3/15/20 (f)	6,814	7,172
DCP Midstream Operating LP:
3.875% 3/15/23	2,761	2,689
4.95% 4/1/22	1,267	1,308
5.6% 4/1/44	2,216	2,061
Duke Energy Field Services 6.45% 11/3/36 (f)	6,493	6,834
Empresa Nacional de Petroleo 4.375% 10/30/24 (f)	5,615	5,901
Enable Midstream Partners LP:
2.4% 5/15/19 (g)	1,957	1,948
3.9% 5/15/24 (g)	2,064	2,067
Enbridge Energy Partners LP:
4.2% 9/15/21	8,103	8,552
4.375% 10/15/20	5,808	6,114
Enbridge, Inc.:
4.25% 12/1/26	3,252	3,425
5.5% 12/1/46	3,753	4,305
Kinder Morgan Energy Partners LP 6.55% 9/15/40	904	1,051
Marathon Petroleum Corp. 5.125% 3/1/21	4,415	4,789
Nakilat, Inc. 6.067% 12/31/33 (f)	2,490	2,929
Nexen, Inc. 6.2% 7/30/19	2,252	2,406
Petrobras Global Finance BV:
4.375% 5/20/23	4,137	4,050
5.625% 5/20/43	22,261	19,523
7.25% 3/17/44	30,172	31,077
Petrobras International Finance Co. Ltd. 5.375% 1/27/21	38,192	39,498
Petroleos Mexicanos:
3.5% 7/23/20	8,815	9,049
3.5% 1/30/23	5,005	4,961
4.5% 1/23/26	11,915	12,031
4.625% 9/21/23	13,980	14,553
4.875% 1/24/22	1,430	1,503
4.875% 1/18/24	7,021	7,312
5.375% 3/13/22 (f)	4,960	5,322
5.5% 1/21/21	13,423	14,389
5.5% 6/27/44	6,301	5,929
5.625% 1/23/46	11,673	10,976
6% 3/5/20	4,797	5,174
6.375% 1/23/45	26,396	27,214
6.5% 3/13/27 (f)	8,390	9,397
6.5% 6/2/41	8,420	8,896
6.75% 9/21/47	12,583	13,528
6.75% 9/21/47 (f)	8,930	9,601
6.875% 8/4/26	13,000	14,947
8% 5/3/19	3,943	4,318
Phillips 66 Co. 4.3% 4/1/22	6,383	6,865
Phillips 66 Partners LP 2.646% 2/15/20	652	655
Southeast Supply Header LLC 4.25% 6/15/24 (f)	5,790	6,015
Southwestern Energy Co.:
5.8% 1/23/20 (g)	5,591	5,759
6.7% 1/23/25 (g)	4,632	4,516
The Williams Companies, Inc.:
3.7% 1/15/23	5,046	5,008
4.55% 6/24/24	25,316	25,886
Western Gas Partners LP:
4.65% 7/1/26	2,228	2,317
5.375% 6/1/21	14,415	15,570
Williams Partners LP:
3.6% 3/15/22	6,925	7,140
3.9% 1/15/25	2,391	2,457
4% 11/15/21	3,157	3,313
4.3% 3/4/24	10,014	10,615
4.5% 11/15/23	3,444	3,690
		530,783

TOTAL ENERGY		553,162

FINANCIALS - 4.8%
Banks - 2.6%
Banco Nacional de Desenvolvimento Economico e Social:
4% 4/14/19 (f)	1,325	1,351
5.5% 7/12/20 (f)	21,376	22,541
5.75% 9/26/23 (f)	5,809	6,294
6.5% 6/10/19 (f)	2,097	2,231
Bank of America Corp.:
2.6% 1/15/19	57,427	57,998
3.5% 4/19/26	9,902	10,085
3.875% 8/1/25	9,873	10,380
3.95% 4/21/25	6,998	7,227
4.2% 8/26/24	11,449	12,057
4.25% 10/22/26	6,748	7,079
5.75% 12/1/17	19,000	19,186
Barclays PLC:
2% 3/16/18	16,700	16,717
2.75% 11/8/19	5,728	5,797
3.25% 1/12/21	8,790	8,983
4.375% 1/12/26	11,847	12,456
BB&T Corp. 3.95% 3/22/22	1,805	1,920
Citigroup, Inc.:
1.75% 5/1/18	21,658	21,672
1.85% 11/24/17	13,884	13,893
2.15% 7/30/18	17,815	17,878
3.875% 3/26/25	17,000	17,417
4.05% 7/30/22	17,500	18,439
4.3% 11/20/26	14,000	14,663
Citizens Bank NA 2.55% 5/13/21	3,064	3,091
Citizens Financial Group, Inc. 4.15% 9/28/22 (f)	7,659	8,067
Credit Suisse Group Funding Guernsey Ltd.:
2.75% 3/26/20	8,440	8,558
3.75% 3/26/25	8,440	8,651
3.8% 9/15/22	13,270	13,872
3.8% 6/9/23	16,850	17,569
Credit Suisse New York Branch 5.4% 1/14/20	1,450	1,558
Discover Bank 7% 4/15/20	4,144	4,592
Fifth Third Bancorp:
2.875% 7/27/20	43,000	43,995
3.5% 3/15/22	638	665
4.5% 6/1/18	584	596
HBOS PLC 6.75% 5/21/18 (f)	560	579
HSBC Holdings PLC 4.25% 3/14/24	3,415	3,595
Huntington Bancshares, Inc. 7% 12/15/20	3,353	3,846
Huntington National Bank:
1.7% 2/26/18	37,500	37,528
2.2% 4/1/19	3,200	3,216
2.4% 4/1/20	40,000	40,363
Intesa Sanpaolo SpA:
5.017% 6/26/24 (f)	5,410	5,537
5.71% 1/15/26 (f)	13,365	14,125
JPMorgan Chase & Co.:
2.75% 6/23/20	10,395	10,611
2.95% 10/1/26	34,906	34,371
3.875% 9/10/24	24,177	25,312
4.125% 12/15/26	61,229	64,500
KeyCorp. 5.1% 3/24/21	628	689
Rabobank Nederland 4.375% 8/4/25	13,516	14,349
Regions Bank 6.45% 6/26/37	12,100	15,180
Regions Financial Corp. 3.2% 2/8/21	5,563	5,712
Royal Bank of Scotland Group PLC:
5.125% 5/28/24	65,325	68,907
6% 12/19/23	12,648	14,016
6.1% 6/10/23	9,334	10,315
6.125% 12/15/22	39,429	43,421
SunTrust Banks, Inc. 2.35% 11/1/18	3,000	3,019
		836,669
Capital Markets - 1.2%
Affiliated Managers Group, Inc.:
3.5% 8/1/25	9,670	9,891
4.25% 2/15/24	3,357	3,566
Credit Suisse AG 6% 2/15/18	17,158	17,474
Deutsche Bank AG 4.5% 4/1/25	27,715	27,984
Deutsche Bank AG London Branch 2.85% 5/10/19	18,270	18,475
Goldman Sachs Group, Inc.:
1.748% 9/15/17	24,600	24,602
2.55% 10/23/19	85,599	86,618
2.6% 4/23/20	1,000	1,012
2.625% 1/31/19	30,072	30,383
2.9% 7/19/18	10,319	10,421
5.95% 1/18/18	5,343	5,427
6.15% 4/1/18	3,993	4,093
IntercontinentalExchange, Inc. 2.75% 12/1/20	3,082	3,151
Lazard Group LLC 4.25% 11/14/20	5,286	5,614
Moody's Corp.:
3.25% 1/15/28 (f)	4,208	4,242
4.875% 2/15/24	3,952	4,408
Morgan Stanley:
2.125% 4/25/18	18,100	18,152
2.5% 1/24/19	43,150	43,556
2.65% 1/27/20	2,659	2,701
3.125% 7/27/26	1,531	1,511
3.7% 10/23/24	5,388	5,613
4.875% 11/1/22	8,674	9,447
5.625% 9/23/19	547	586
5.95% 12/28/17	301	305
Peachtree Corners Funding Trust 3.976% 2/15/25 (f)	10,000	10,281
Thomson Reuters Corp. 3.85% 9/29/24	5,214	5,504
UBS AG Stamford Branch 2.375% 8/14/19	12,750	12,880
UBS Group Funding Ltd. 4.125% 9/24/25 (f)	9,717	10,308
		378,205
Consumer Finance - 0.4%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust 3.5% 5/26/22	3,172	3,260
Capital One Financial Corp. 2.45% 4/24/19	5,260	5,299
Discover Financial Services:
3.85% 11/21/22	2,701	2,809
3.95% 11/6/24	20,000	20,669
5.2% 4/27/22	2,488	2,725
Ford Motor Credit Co. LLC:
2.145% 1/9/18	25,000	25,028
2.875% 10/1/18	11,000	11,110
5% 5/15/18	10,000	10,215
5.875% 8/2/21	12,574	14,051
Hyundai Capital America:
2.125% 10/2/17 (f)	2,357	2,358
2.55% 2/6/19 (f)	6,671	6,698
2.875% 8/9/18 (f)	2,848	2,872
Synchrony Financial:
3% 8/15/19	2,283	2,316
3.75% 8/15/21	8,466	8,751
4.25% 8/15/24	3,469	3,632
		121,793
Diversified Financial Services - 0.1%
Brixmor Operating Partnership LP:
3.25% 9/15/23	11,325	11,309
3.875% 8/15/22	10,251	10,599
4.125% 6/15/26	3,990	4,048
Voya Financial, Inc. 3.125% 7/15/24	4,991	4,978
		30,934
Insurance - 0.5%
AIA Group Ltd. 2.25% 3/11/19 (f)	1,416	1,418
American International Group, Inc.:
3.3% 3/1/21	4,640	4,802
3.75% 7/10/25	14,847	15,424
4.875% 6/1/22	11,881	13,134
Aon Corp. 5% 9/30/20	129	140
Great-West Life & Annuity Insurance Co. 3 month U.S. LIBOR + 2.538% 3.8522% 5/16/46 (f)(g)(h)	2,508	2,470
Liberty Mutual Group, Inc.:
4.25% 6/15/23 (f)	6,498	7,011
5% 6/1/21 (f)	8,525	9,310
Marsh & McLennan Companies, Inc. 4.8% 7/15/21	4,819	5,265
Massachusetts Mutual Life Insurance Co. 4.5% 4/15/65 (f)	9,547	9,982
Metropolitan Life Global Funding I 1.875% 6/22/18 (f)	7,075	7,091
Northwestern Mutual Life Insurance Co. 6.063% 3/30/40 (f)	4,915	6,505
Pacific Life Insurance Co. 9.25% 6/15/39 (f)	3,967	6,545
Pacific LifeCorp:
5.125% 1/30/43 (f)	7,709	8,646
6% 2/10/20 (f)	10,987	11,930
Prudential Financial, Inc.:
2.3% 8/15/18	888	894
7.375% 6/15/19	2,520	2,763
Teachers Insurance & Annuity Association of America 4.9% 9/15/44 (f)	8,243	9,358
TIAA Asset Management Finance LLC:
2.95% 11/1/19 (f)	1,938	1,971
4.125% 11/1/24 (f)	2,810	2,990
Unum Group:
3.875% 11/5/25	9,271	9,634
5.625% 9/15/20	3,860	4,232
5.75% 8/15/42	12,079	14,583
		156,098

TOTAL FINANCIALS		1,523,699

HEALTH CARE - 0.5%
Biotechnology - 0.0%
AbbVie, Inc. 3.2% 11/6/22	8,127	8,370
Health Care Providers & Services - 0.2%
HCA Holdings, Inc.:
3.75% 3/15/19	11,874	12,082
4.25% 10/15/19	20,200	20,831
4.75% 5/1/23	375	396
5.875% 3/15/22	450	499
6.5% 2/15/20	12,966	14,120
Medco Health Solutions, Inc. 4.125% 9/15/20	5,031	5,308
WellPoint, Inc. 1.875% 1/15/18	195	195
		53,431
Life Sciences Tools & Services - 0.1%
Thermo Fisher Scientific, Inc.:
2.4% 2/1/19	1,100	1,108
3.3% 2/15/22	13,389	13,923
		15,031
Pharmaceuticals - 0.2%
Actavis Funding SCS:
2.45% 6/15/19	3,839	3,875
3% 3/12/20	7,106	7,252
3.45% 3/15/22	12,371	12,853
Mylan N.V.:
2.5% 6/7/19	4,811	4,827
3.15% 6/15/21	9,840	9,980
3.95% 6/15/26	4,843	4,934
Perrigo Finance PLC:
3.5% 12/15/21	739	766
3.9% 12/15/24	2,611	2,692
Teva Pharmaceutical Finance Netherlands III BV:
2.2% 7/21/21	6,966	6,629
2.8% 7/21/23	4,987	4,700
3.15% 10/1/26	5,937	5,433
Zoetis, Inc. 1.875% 2/1/18	992	992
		64,933

TOTAL HEALTH CARE		141,765

INDUSTRIALS - 0.2%
Aerospace & Defense - 0.0%
BAE Systems Holdings, Inc. 6.375% 6/1/19 (f)	5,000	5,374
Airlines - 0.0%
Continental Airlines, Inc.:
6.648% 9/15/17	176	176
6.9% 1/2/18	54	55
U.S. Airways pass-thru trust certificates:
6.85% 1/30/18	316	323
8.36% 1/20/19	283	283
		837
Machinery - 0.0%
Ingersoll-Rand Luxembourg Finance SA 2.625% 5/1/20	1,829	1,853
Trading Companies & Distributors - 0.2%
Air Lease Corp.:
2.125% 1/15/18	3,319	3,324
2.625% 9/4/18	8,396	8,465
3.375% 6/1/21	4,953	5,109
3.75% 2/1/22	7,839	8,239
3.875% 4/1/21	6,320	6,618
4.25% 9/15/24	5,492	5,823
4.75% 3/1/20	5,518	5,862
		43,440

TOTAL INDUSTRIALS		51,504

INFORMATION TECHNOLOGY - 0.0%
Electronic Equipment & Components - 0.0%
Tyco Electronics Group SA:
2.375% 12/17/18	1,262	1,269
6.55% 10/1/17	1,119	1,123
		2,392
Technology Hardware, Storage & Peripherals - 0.0%
Hewlett Packard Enterprise Co. 6.35% 10/15/45 (g)	1,397	1,483

TOTAL INFORMATION TECHNOLOGY		3,875

MATERIALS - 0.1%
Metals & Mining - 0.1%
BHP Billiton Financial (U.S.A.) Ltd.:
6.25% 10/19/75 (f)(g)	3,645	3,996
6.75% 10/19/75 (f)(g)	9,054	10,503
Corporacion Nacional del Cobre de Chile (Codelco):
3.625% 8/1/27 (f)	2,954	2,991
4.5% 8/13/23 (Reg. S)	10,600	11,529
4.5% 8/1/47 (f)	3,000	3,080
		32,099
REAL ESTATE - 1.0%
Equity Real Estate Investment Trusts (REITs) - 0.6%
Alexandria Real Estate Equities, Inc.:
2.75% 1/15/20	1,369	1,384
4.6% 4/1/22	2,434	2,617
American Campus Communities Operating Partnership LP 3.75% 4/15/23	1,759	1,829
American Tower Corp. 2.8% 6/1/20	8,000	8,149
AvalonBay Communities, Inc. 3.625% 10/1/20	2,800	2,919
Camden Property Trust 2.95% 12/15/22	2,417	2,437
CommonWealth REIT 5.875% 9/15/20	1,166	1,249
Corporate Office Properties LP:
3.7% 6/15/21	4,267	4,396
5% 7/1/25	4,089	4,411
DDR Corp.:
3.625% 2/1/25	4,613	4,509
3.9% 8/15/24	1,328	1,344
4.25% 2/1/26	3,429	3,461
4.625% 7/15/22	4,470	4,732
Duke Realty LP:
3.625% 4/15/23	3,152	3,277
3.75% 12/1/24	2,549	2,667
3.875% 10/15/22	5,452	5,764
Equity One, Inc. 3.75% 11/15/22	8,200	8,523
Federal Realty Investment Trust 5.9% 4/1/20	1,971	2,157
HCP, Inc.:
3.15% 8/1/22	7,000	7,148
3.875% 8/15/24	13,000	13,556
Health Care REIT, Inc.:
2.25% 3/15/18	2,600	2,604
4.125% 4/1/19	13,700	14,107
4.7% 9/15/17	843	844
Lexington Corporate Properties Trust 4.4% 6/15/24	2,249	2,284
Omega Healthcare Investors, Inc.:
4.375% 8/1/23	11,855	12,384
4.5% 1/15/25	4,460	4,585
4.5% 4/1/27	34,977	35,509
4.75% 1/15/28	11,399	11,605
4.95% 4/1/24	2,101	2,229
5.25% 1/15/26	10,420	11,182
Retail Opportunity Investments Partnership LP:
4% 12/15/24	1,583	1,548
5% 12/15/23	1,140	1,196
Weingarten Realty Investors 3.375% 10/15/22	1,228	1,260
WP Carey, Inc. 4% 2/1/25	9,404	9,613
		197,479
Real Estate Management & Development - 0.4%
Brandywine Operating Partnership LP:
3.95% 2/15/23	8,551	8,747
4.1% 10/1/24	6,548	6,655
4.55% 10/1/29	7,034	7,247
4.95% 4/15/18	4,846	4,927
Digital Realty Trust LP:
3.4% 10/1/20	9,100	9,419
3.95% 7/1/22	5,951	6,315
4.75% 10/1/25	6,539	7,130
5.25% 3/15/21	4,138	4,517
Liberty Property LP:
3.375% 6/15/23	3,313	3,388
4.125% 6/15/22	3,219	3,409
4.75% 10/1/20	8,747	9,318
Mack-Cali Realty LP:
2.5% 12/15/17	4,556	4,561
3.15% 5/15/23	7,438	7,098
4.5% 4/18/22	2,016	2,075
Post Apartment Homes LP 3.375% 12/1/22	1,364	1,404
Tanger Properties LP:
3.125% 9/1/26	4,924	4,683
3.75% 12/1/24	4,790	4,872
3.875% 12/1/23	2,716	2,793
Ventas Realty LP:
3.125% 6/15/23	2,534	2,561
3.5% 2/1/25	2,833	2,877
3.75% 5/1/24	7,900	8,171
4.125% 1/15/26	2,782	2,928
4.375% 2/1/45	1,322	1,335
Ventas Realty LP/Ventas Capital Corp.:
2% 2/15/18	4,056	4,060
4% 4/30/19	1,999	2,057
		122,547

TOTAL REAL ESTATE		320,026

TELECOMMUNICATION SERVICES - 0.3%
Diversified Telecommunication Services - 0.3%
AT&T, Inc.:
2.45% 6/30/20	5,759	5,808
3.6% 2/17/23	13,016	13,412
BellSouth Capital Funding Corp. 7.875% 2/15/30	61	81
Verizon Communications, Inc.:
2.625% 2/21/20	5,764	5,882
4.5% 9/15/20	45,631	48,948
5.012% 4/15/49	5,561	5,585
5.012% 8/21/54	23,143	22,754
		102,470
UTILITIES - 0.6%
Electric Utilities - 0.5%
Duquesne Light Holdings, Inc.:
5.9% 12/1/21 (f)	5,539	6,275
6.4% 9/15/20 (f)	14,254	15,975
Edison International 3.75% 9/15/17	4,499	4,501
Eversource Energy 1.45% 5/1/18	1,676	1,675
Exelon Corp. 3.95% 6/15/25	7,948	8,391
FirstEnergy Corp.:
4.25% 3/15/23	27,079	28,735
7.375% 11/15/31	35,412	47,792
FirstEnergy Solutions Corp. 6.05% 8/15/21	12,120	5,545
IPALCO Enterprises, Inc.:
3.45% 7/15/20	13,932	14,071
3.7% 9/1/24 (f)	3,782	3,814
LG&E and KU Energy LLC 3.75% 11/15/20	1,034	1,082
Nevada Power Co. 6.5% 8/1/18	2,642	2,758
NV Energy, Inc. 6.25% 11/15/20	1,957	2,201
Pennsylvania Electric Co. 6.05% 9/1/17	618	618
PG&E Corp. 2.4% 3/1/19	931	937
Progress Energy, Inc. 4.4% 1/15/21	405	431
TECO Finance, Inc. 5.15% 3/15/20	164	175
West Penn Power Co. 5.95% 12/15/17 (f)	6,500	6,572
		151,548
Gas Utilities - 0.0%
Southern Natural Gas Co./Southern Natural Issuing Corp. 4.4% 6/15/21	2,473	2,614
Texas Eastern Transmission LP 6% 9/15/17 (f)	1,301	1,302
		3,916
Independent Power and Renewable Electricity Producers - 0.0%
Emera U.S. Finance LP:
2.15% 6/15/19	2,358	2,361
2.7% 6/15/21	2,321	2,345
3.55% 6/15/26	3,712	3,782
		8,488
Multi-Utilities - 0.1%
Dominion Resources, Inc.:
3 month U.S. LIBOR + 2.300% 3.5964% 9/30/66 (g)(h)	20,448	18,749
3 month U.S. LIBOR + 2.825% 4.1214% 6/30/66 (g)(h)	5,485	5,314
NiSource Finance Corp. 6.8% 1/15/19	624	664
Puget Energy, Inc. 6% 9/1/21	813	918
Wisconsin Energy Corp. 3 month U.S. LIBOR + 2.113% 3.4275% 5/15/67 (g)(h)	4,882	4,723
		30,368

TOTAL UTILITIES		194,320

TOTAL NONCONVERTIBLE BONDS
(Cost $3,281,185)		3,410,957

U.S. Government and Government Agency Obligations - 10.0%
U.S. Treasury Inflation-Protected Obligations - 1.7%
U.S. Treasury Inflation-Indexed Bonds:
0.75% 2/15/45	$122,142	$118,273
1% 2/15/46	25,545	26,318
1.375% 2/15/44	102,469	114,712
U.S. Treasury Inflation-Indexed Notes:
0.125% 7/15/26	73,067	71,821
0.25% 1/15/25	65,181	65,047
0.375% 1/15/27	30,341	30,324
0.625% 1/15/26	103,091	105,522

TOTAL U.S. TREASURY INFLATION-PROTECTED OBLIGATIONS		532,017

U.S. Treasury Obligations - 8.3%
U.S. Treasury Bills, yield at date of purchase 0.99% to 1.03% 9/14/17 to 11/16/17 (i)	6,570	6,563
U.S. Treasury Bonds:
3% 5/15/45 (j)	30,750	32,468
3% 11/15/45	85,886	90,616
3% 2/15/47	148,375	156,570
3% 5/15/47	68,210	72,012
U.S. Treasury Notes:
1.25% 3/31/21	287,028	284,068
1.25% 10/31/21	441,071	434,352
1.5% 8/15/26	20,991	19,976
1.75% 6/30/22	95,692	95,868
1.875% 3/31/22	207,272	209,029
1.875% 8/31/24	377,750	375,891
2% 12/31/21	442,692	449,108
2.125% 7/31/24	336,093	340,045
2.375% 5/15/27	31,530	32,215

TOTAL U.S. TREASURY OBLIGATIONS		2,598,781

TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $3,117,311)		3,130,798

U.S. Government Agency - Mortgage Securities - 0.3%
Fannie Mae - 0.2%
12 month U.S. LIBOR + 1.553% 3.338% 6/1/36 (g)(h)	82	84
12 month U.S. LIBOR + 1.900% 3.606% 7/1/37 (g)(h)	172	179
2.5% 11/1/42 to 4/1/43	1,041	1,026
3% 12/1/30 to 9/1/46	15,877	16,145
3.5% 9/1/29 to 3/1/44	8,011	8,402
4% 11/1/31	1,408	1,501
4.5% 12/1/23 to 6/1/41	783	841
5% 7/1/33 to 11/1/44	8,043	8,851
5.5% 9/1/24 to 9/1/41	10,054	11,073
6% 6/1/35 to 8/1/37	2,988	3,410
6.5% 7/1/32 to 8/1/36	604	699

TOTAL FANNIE MAE		52,211

Freddie Mac - 0.1%
6 month U.S. LIBOR + 2.755% 4.096% 10/1/35 (g)(h)	108	114
3% 4/1/31 to 6/1/31	1,686	1,744
3.5% 4/1/43 to 4/1/46	17,457	18,155
4% 1/1/41 to 2/1/46	17,442	18,540
4.5% 7/1/25 to 4/1/41	7,294	7,891
5% 3/1/19 to 7/1/41	2,629	2,885
5.5% 1/1/34 to 3/1/40	661	737
6% 7/1/37 to 8/1/37	160	183
6.5% 3/1/36	463	536

TOTAL FREDDIE MAC		50,785

Ginnie Mae - 0.0%
3.5% 3/15/42	205	215
4% 9/20/40 to 1/15/43	4,750	5,066
4.5% 4/20/41	1,534	1,659
5% 5/15/39	519	572
5.5% 2/15/37 to 1/15/39	354	398

TOTAL GINNIE MAE		7,910

TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES
(Cost $109,763)		110,906

Asset-Backed Securities - 0.2%
Accredited Mortgage Loan Trust Series 2005-1 Class M1, 1 month U.S. LIBOR + 0.705% 1.9394% 4/25/35 (g)(h)	$729	$719
ACE Securities Corp. Home Equity Loan Trust Series 2004-HE1 Class M2, 1 month U.S. LIBOR + 1.650% 2.8844% 3/25/34 (g)(h)	207	207
Ameriquest Mortgage Securities, Inc. pass-thru certificates:
Series 2003-10 Class M1, 1 month U.S. LIBOR + 1.050% 2.2844% 12/25/33 (g)(h)	37	36
Series 2004-R2 Class M3, 1 month U.S. LIBOR + 0.825% 2.0594% 4/25/34 (g)(h)	99	88
Argent Securities, Inc. pass-thru certificates:
Series 2003-W7 Class A2, 1 month U.S. LIBOR + 0.780% 2.0144% 3/25/34 (g)(h)	53	50
Series 2004-W11 Class M2, 1 month U.S. LIBOR + 1.050% 2.2844% 11/25/34 (g)(h)	507	505
Series 2004-W7 Class M1, 1 month U.S. LIBOR + 0.825% 2.0594% 5/25/34 (g)(h)	1,255	1,204
Series 2006-W4 Class A2C, 1 month U.S. LIBOR + 0.160% 1.3944% 5/25/36 (g)(h)	1,193	463
Asset Backed Securities Corp. Home Equity Loan Trust:
Series 2004-HE2 Class M1, 1 month U.S. LIBOR + 0.825% 2.0594% 4/25/34 (g)(h)	1,518	1,424
Series 2006-HE2 Class M1, 1 month U.S. LIBOR + 0.370% 1.6044% 3/25/36 (g)(h)	18	7
Blackbird Capital Aircraft Series 2016-1A:
Class A, 4.213% 12/16/41 (f)	17,655	18,293
Class AA, 2.487% 12/16/41 (f)	4,294	4,320
Capital Auto Receivables Asset Trust Series 2016-1 Class A3, 1.73% 4/20/20	10,478	10,488
Carrington Mortgage Loan Trust Series 2007-RFC1 Class A3, 1 month U.S. LIBOR + 0.140% 1.3744% 12/25/36 (g)(h)	1,978	1,647
Countrywide Home Loans, Inc.:
Series 2004-3 Class M4, 1 month U.S. LIBOR + 1.455% 2.6894% 4/25/34 (g)(h)	57	54
Series 2004-4 Class M2, 1 month U.S. LIBOR + 0.795% 2.0294% 6/25/34 (g)(h)	86	86
Series 2004-7 Class AF5, 5.868% 1/25/35	671	681
Credit Suisse First Boston Mortgage Securities Corp.:
Series 2003-2 Class M1, 1 month U.S. LIBOR + 1.320% 2.5544% 8/25/33 (g)(h)	212	209
Series 2003-3 Class M1, 1 month U.S. LIBOR + 1.290% 2.5244% 8/25/33 (g)(h)	376	366
Series 2003-5 Class A2, 1 month U.S. LIBOR + 0.700%1.9322% 12/25/33 (g)(h)	36	35
Fannie Mae Series 2004-T5 Class AB3, 1 month U.S. LIBOR + 0.392% 1.9452% 5/28/35 (g)(h)	43	41
Fieldstone Mortgage Investment Corp. Series 2004-3 Class M5, 1 month U.S. LIBOR + 2.175% 3.4094% 8/25/34 (g)(h)	238	232
First Franklin Mortgage Loan Trust Series 2004-FF2 Class M3, 1 month U.S. LIBOR + 0.825% 2.0594% 3/25/34 (g)(h)	3	2
Fremont Home Loan Trust Series 2005-A:
Class M3, 1 month U.S. LIBOR + 0.735% 1.9694% 1/25/35 (g)(h)	1,041	1,018
Class M4, 1 month U.S. LIBOR + 1.020% 2.2544% 1/25/35 (g)(h)	381	223
GCO Education Loan Funding Master Trust II Series 2007-1A Class C1L, 3 month U.S. LIBOR + 0.380% 1.6972% 2/25/47 (f)(g)(h)	1,420	1,344
GE Business Loan Trust Series 2006-2A:
Class A, 1 month U.S. LIBOR + 0.180% 1.4089% 11/15/34 (f)(g)(h)	367	356
Class B, 1 month U.S. LIBOR + 0.280% 1.5067% 11/15/34 (f)(g)(h)	133	124
Class C, 1 month U.S. LIBOR + 0.380% 1.6067% 11/15/34 (f)(g)(h)	220	204
Class D, 1 month U.S. LIBOR + 0.750% 1.9767% 11/15/34 (f)(g)(h)	84	76
HSI Asset Securitization Corp. Trust Series 2007-HE1 Class 2A3, 1 month U.S. LIBOR + 0.190% 1.4244% 1/25/37 (g)(h)	1,581	1,126
Keycorp Student Loan Trust Series 2006-A Class 2C, 3 month U.S. LIBOR + 1.150% 2.4433% 3/27/42 (g)(h)	2,909	2,009
MASTR Asset Backed Securities Trust Series 2007-HE1 Class M1, 1 month U.S. LIBOR + 0.300% 1.5344% 5/25/37 (g)(h)	303	91
Meritage Mortgage Loan Trust Series 2004-1 Class M1, 1 month U.S. LIBOR + 0.750% 1.9844% 7/25/34 (g)(h)	89	84
Merrill Lynch Mortgage Investors Trust:
Series 2003-OPT1 Class M1, 1 month U.S. LIBOR + 0.975% 2.2094% 7/25/34 (g)(h)	135	130
Series 2006-FM1 Class A2B, 1 month U.S. LIBOR + 0.110% 1.3444% 4/25/37 (g)(h)	3	2
Series 2006-OPT1 Class A1A, 1 month U.S. LIBOR + 0.520% 1.7544% 6/25/35 (g)(h)	1,216	1,179
Morgan Stanley ABS Capital I Trust:
Series 2004-HE6 Class A2, 1 month U.S. LIBOR + 0.680% 1.9144% 8/25/34 (g)(h)	63	56
Series 2005-NC1 Class M1, 1 month U.S. LIBOR + 0.660% 1.8944% 1/25/35 (g)(h)	134	129
Series 2005-NC2 Class B1, 1 month U.S. LIBOR + 1.755% 2.9894% 3/25/35 (g)(h)	137	4
New Century Home Equity Loan Trust Series 2005-4 Class M2, 1 month U.S. LIBOR + 0.510% 1.7444% 9/25/35 (g)(h)	1,566	1,535
Park Place Securities, Inc.:
Series 2004-WCW1:
Class M3, 1 month U.S. LIBOR + 1.875% 3.1072% 9/25/34 (g)(h)	526	521
Class M4, 1 month U.S. LIBOR + 2.175% 3.4072% 9/25/34 (g)(h)	750	605
Series 2005-WCH1 Class M4, 1 month U.S. LIBOR + 1.245% 2.4794% 1/25/36 (g)(h)	1,620	1,595
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-HE1 Class A, 1 month U.S. LIBOR + 0.800% 2.0344% 4/25/33 (g)(h)	6	5
Saxon Asset Securities Trust Series 2004-1 Class M1, 1 month U.S. LIBOR + 0.795% 2.0294% 3/25/35 (g)(h)	530	520
SLM Private Credit Student Loan Trust Series 2004-A Class C, 3 month U.S. LIBOR + 0.950% 2.1956% 6/15/33 (g)(h)	199	199
Structured Asset Investment Loan Trust Series 2004-8 Class M5, 1 month U.S. LIBOR + 1.725% 2.9594% 9/25/34 (g)(h)	36	33
Terwin Mortgage Trust Series 2003-4HE Class A1, 1 month U.S. LIBOR + 0.860% 2.0944% 9/25/34 (g)(h)	32	30
Trapeza CDO XII Ltd./Trapeza CDO XII, Inc. Series 2007-12A Class B, 3 month U.S. LIBOR + 0.560% 1.7098% 4/6/42 (e)(f)(g)(h)	2,116	1,069
TOTAL ASSET-BACKED SECURITIES
(Cost $46,166)		55,424

Collateralized Mortgage Obligations - 0.1%
Private Sponsor - 0.0%
Bear Stearns ALT-A Trust floater Series 2005-1 Class A1, 1 month U.S. LIBOR + 0.560% 1.7944% 1/25/35 (g)(h)	608	613
First Horizon Mortgage pass-thru Trust Series 2004-AR5 Class 2A1, 3.1125% 10/25/34 (g)	281	283
JPMorgan Mortgage Trust sequential payer Series 2006-A5 Class 3A5, 3.4234% 8/25/36 (g)	717	689
Merrill Lynch Alternative Note Asset Trust floater Series 2007-OAR1 Class A1, 1 month U.S. LIBOR + 0.170% 1.3861% 2/25/37 (g)(h)	414	403
Opteum Mortgage Acceptance Corp. floater Series 2005-3 Class APT, 1 month U.S. LIBOR + 0.290% 1.5244% 7/25/35 (g)(h)	512	505
RESI Finance LP/RESI Finance DE Corp. floater Series 2003-B:
Class B5, 1 month U.S. LIBOR + 2.350% 3.5744% 6/10/35 (f)(g)(h)	227	161
Class B6, 1 month U.S. LIBOR + 2.850% 4.0744% 6/10/35 (f)(g)(h)	48	27
Sequoia Mortgage Trust floater Series 2004-6 Class A3B, 6 month U.S. LIBOR + 0.880% 2.3127% 7/20/34 (g)(h)	21	21
Structured Asset Securities Corp. Series 2003-15A Class 4A, 3.368% 4/25/33 (g)	43	43
TBW Mortgage-Backed pass-thru certificates floater Series 2006-4 Class A3, 1 month U.S. LIBOR + 0.200% 1.4344% 9/25/36 (g)(h)	332	331
Thornburg Mortgage Securities Trust floater Series 2003-4 Class A1, 1 month U.S. LIBOR + 0.640% 1.8744% 9/25/43 (g)(h)	1,425	1,376

TOTAL PRIVATE SPONSOR		4,452

U.S. Government Agency - 0.1%
Ginnie Mae guaranteed REMIC pass-thru certificates:
sequential payer Series 2013-H06 Class HA, 1.65% 1/20/63 (k)	9,438	9,408
Series 2015-H21 Class JA, 2.5% 6/20/65 (k)	9,743	9,816

TOTAL U.S. GOVERNMENT AGENCY		19,224

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $22,926)		23,676

Commercial Mortgage Securities - 0.2%
Asset Securitization Corp. Series 1997-D5 Class PS1, 1.6895% 2/14/43 (g)(l)	43	0
Barclays Commercial Mortgage Securities LLC floater Series 2015-RRI:
Class B, 1 month U.S. LIBOR + 1.700% 2.8589% 5/15/32 (f)(g)(h)	7,236	7,256
Class C, 1 month U.S. LIBOR + 2.050% 3.3089% 5/15/32 (f)(g)(h)	6,417	6,431
Class D, 1 month U.S. LIBOR + 2.900% 4.1589% 5/15/32 (f)(g)(h)	3,365	3,367
Bayview Commercial Asset Trust:
floater:
Series 2003-2 Class M1, 1 month U.S. LIBOR + 0.850% 2.5094% 12/25/33 (f)(g)(h)	23	22
Series 2005-3A:
Class A2, 1 month U.S. LIBOR + 0.400% 1.6344% 11/25/35 (f)(g)(h)	240	222
Class M1, 1 month U.S. LIBOR + 0.440% 1.6744% 11/25/35 (f)(g)(h)	31	28
Class M2, 1 month U.S. LIBOR + 0.490% 1.7244% 11/25/35 (f)(g)(h)	40	33
Class M3, 1 month U.S. LIBOR + 0.510% 1.7444% 11/25/35 (f)(g)(h)	36	29
Class M4, 1 month U.S. LIBOR + 0.600% 1.8344% 11/25/35 (f)(g)(h)	45	35
Series 2005-4A:
Class A2, 1 month U.S. LIBOR + 0.390% 1.6244% 1/25/36 (f)(g)(h)	634	587
Class B1, 1 month U.S. LIBOR + 1.400% 2.6344% 1/25/36 (f)(g)(h)	28	23
Class M1, 1 month U.S. LIBOR + 0.450% 1.6844% 1/25/36 (f)(g)(h)	204	190
Class M2, 1 month U.S. LIBOR + 0.470% 1.7044% 1/25/36 (f)(g)(h)	61	54
Class M3, 1 month U.S. LIBOR + 0.500% 1.7344% 1/25/36 (f)(g)(h)	90	74
Class M4, 1 month U.S. LIBOR + 0.610% 1.8444% 1/25/36 (f)(g)(h)	50	45
Class M5, 1 month U.S. LIBOR + 0.650% 1.8844% 1/25/36 (f)(g)(h)	50	38
Class M6, 1 month U.S. LIBOR + 0.700% 1.9344% 1/25/36 (f)(g)(h)	53	40
Series 2006-1:
Class A2, 1 month U.S. LIBOR + 0.360% 1.5944% 4/25/36 (f)(g)(h)	95	86
Class M1, 1 month U.S. LIBOR + 0.380% 1.6144% 4/25/36 (f)(g)(h)	34	29
Class M2, 1 month U.S. LIBOR + 0.400% 1.6344% 4/25/36 (f)(g)(h)	36	30
Class M3, 1 month U.S. LIBOR + 0.420% 1.6544% 4/25/36 (f)(g)(h)	31	26
Class M4, 1 month U.S. LIBOR + 0.520% 1.7544% 4/25/36 (f)(g)(h)	17	15
Class M5, 1 month U.S. LIBOR + 0.560% 1.7944% 4/25/36 (f)(g)(h)	17	14
Class M6, 1 month U.S. LIBOR + 0.640% 1.8744% 4/25/36 (f)(g)(h)	34	28
Series 2006-2A:
Class M1, 1 month U.S. LIBOR + 0.310% 1.5444% 7/25/36 (f)(g)(h)	80	71
Class M2, 1 month U.S. LIBOR + 0.330% 1.5644% 7/25/36 (f)(g)(h)	57	50
Class M3, 1 month U.S. LIBOR + 0.350% 1.5844% 7/25/36 (f)(g)(h)	47	41
Class M4, 1 month U.S. LIBOR + 0.420% 1.6544% 7/25/36 (f)(g)(h)	32	28
Class M5, 1 month U.S. LIBOR + 0.470% 1.7044% 7/25/36 (f)(g)(h)	39	34
Series 2006-3A Class M4, 1 month U.S. LIBOR + 0.430% 1.6644% 10/25/36 (f)(g)(h)	28	22
Series 2006-4A:
Class A2, 1 month U.S. LIBOR + 0.270% 1.5044% 12/25/36 (f)(g)(h)	1,834	1,690
Class M1, 1 month U.S. LIBOR + 0.290% 1.5244% 12/25/36 (f)(g)(h)	122	94
Class M2, 1 month U.S. LIBOR + 0.310% 1.5444% 12/25/36 (f)(g)(h)	81	62
Class M3, 1 month U.S. LIBOR + 0.340% 1.5744% 12/25/36 (f)(g)(h)	82	46
Series 2007-1 Class A2, 1 month U.S. LIBOR + 0.270% 1.5044% 3/25/37 (f)(g)(h)	372	329
Series 2007-2A:
Class A1, 1 month U.S. LIBOR + 0.270% 1.4861% 7/25/37 (f)(g)(h)	385	363
Class A2, 1 month U.S. LIBOR + 0.320% 1.5361% 7/25/37 (f)(g)(h)	361	333
Class M1, 1 month U.S. LIBOR + 0.370% 1.5861% 7/25/37 (f)(g)(h)	126	101
Class M2, 1 month U.S. LIBOR + 0.410% 1.6261% 7/25/37 (f)(g)(h)	69	56
Class M3, 1 month U.S. LIBOR + 0.490% 1.7061% 7/25/37 (f)(g)(h)	55	45
Series 2007-3:
Class A2, 1 month U.S. LIBOR + 0.290% 1.5061% 7/25/37 (f)(g)(h)	383	357
Class M1, 1 month U.S. LIBOR + 0.310% 1.5261% 7/25/37 (f)(g)(h)	76	68
Class M2, 1 month U.S. LIBOR + 0.340% 1.5561% 7/25/37 (f)(g)(h)	81	72
Class M3, 1 month U.S. LIBOR + 0.370% 1.5861% 7/25/37 (f)(g)(h)	128	98
Class M4, 1 month U.S. LIBOR + 0.500% 1.7161% 7/25/37 (f)(g)(h)	201	138
Class M5, 1 month U.S. LIBOR + 0.600% 1.8161% 7/25/37 (f)(g)(h)	76	41
Series 2007-4A Class M1, 1 month U.S. LIBOR + 0.950% 2.1844% 9/25/37 (f)(g)(h)	9	4
Series 2004-1, Class IO, 1.25% 4/25/34 (f)(l)	793	27
Series 2006-3A, Class IO, 0% 10/25/36 (e)(f)(g)(l)	12,412	0
Bear Stearns Commercial Mortgage Securities Trust sequential payer Series 2007-PW18 Class A4, 5.7% 6/11/50	2,105	2,108
CSMC Series 2015-TOWN:
Class B, 1 month U.S. LIBOR + 1.900% 3.1256% 3/15/28 (f)(g)(h)	1,574	1,574
Class C, 1 month U.S. LIBOR + 2.250% 3.4756% 3/15/28 (f)(g)(h)	1,534	1,534
Class D, 1 month U.S. LIBOR + 3.200% 4.4256% 3/15/28 (f)(g)(h)	2,321	2,321
GAHR Commercial Mortgage Trust Series 2015-NRF:
Class BFX, 3.3822% 12/15/34 (f)(g)	7,930	8,118
Class CFX, 3.3822% 12/15/34 (f)(g)	6,656	6,792
Class DFX, 3.3822% 12/15/34 (f)(g)	5,641	5,718
LB-UBS Commercial Mortgage Trust Series 2007-C7 Class A3, 5.866% 9/15/45	822	823
Merrill Lynch Mortgage Trust Series 2008-C1 Class A4, 5.69% 2/12/51	469	469
MSCG Trust Series 2016-SNR:
Class A, 3.348% 11/15/34 (f)(g)	10,024	10,127
Class B, 4.181% 11/15/34 (f)	3,538	3,601
Class C, 5.205% 11/15/34 (f)	2,482	2,561
Wachovia Bank Commercial Mortgage Trust Series 2007-C30:
Class C, 5.483% 12/15/43 (g)	3,942	3,916
Class D, 5.513% 12/15/43 (g)	2,102	1,994
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $71,020)		74,528

Municipal Securities - 0.7%
California Gen. Oblig.:
Series 2009, 7.35% 11/1/39	$1,255	$1,873
7.5% 4/1/34	8,780	12,942
7.55% 4/1/39	17,675	27,489
Chicago Gen. Oblig.:
(Taxable Proj.):
Series 2008 B, 5.63% 1/1/22	1,360	1,391
Series 2010 C1, 7.781% 1/1/35	13,980	16,519
Series 2012 B, 5.432% 1/1/42	6,845	6,773
Series 2014 B, 6.314% 1/1/44	12,355	13,246
6.05% 1/1/29	475	497
Illinois Gen. Oblig.:
Series 2003:
4.35% 6/1/18	1,748	1,769
4.95% 6/1/23	8,975	9,333
5.1% 6/1/33	40,400	40,592
Series 2010-1, 6.63% 2/1/35	17,960	19,820
Series 2010-3:
5.547% 4/1/19	185	191
6.725% 4/1/35	10,580	11,644
7.35% 7/1/35	5,140	5,926
Series 2010-5, 6.2% 7/1/21	3,296	3,493
Series 2011:
5.665% 3/1/18	9,625	9,784
5.877% 3/1/19	26,600	27,682
Series 2013, 4% 12/1/20	7,040	7,148
TOTAL MUNICIPAL SECURITIES
(Cost $206,578)		218,112

Foreign Government and Government Agency Obligations - 0.0%
Brazilian Federative Republic 4.875% 1/22/21	$
(Cost $3,119)	3,000	$3,197

Bank Notes - 0.3%
Capital One NA:
1.65% 2/5/18	$8,000	$7,998
2.95% 7/23/21	8,837	8,983
Discover Bank:
(Delaware) 3.2% 8/9/21	10,936	11,223
3.1% 6/4/20	11,505	11,788
8.7% 11/18/19	745	840
RBS Citizens NA 2.5% 3/14/19	5,410	5,459
Regions Bank 7.5% 5/15/18	13,814	14,348
UBS AG Stamford Branch 1.8% 3/26/18	12,466	12,487
Wachovia Bank NA 6% 11/15/17	8,083	8,153
TOTAL BANK NOTES
(Cost $80,202)		81,279
	Shares	Value (000s)

Fixed-Income Funds - 8.5%
Fidelity High Income Central Fund 2 (m)	6,372,306	$725,041
Fidelity Mortgage Backed Securities Central Fund (m)	17,911,554	1,948,228
TOTAL FIXED-INCOME FUNDS
(Cost $2,561,118)		2,673,269

Money Market Funds - 2.9%
Fidelity Cash Central Fund, 1.11% (n)	875,513,489	875,689
Fidelity Securities Lending Cash Central Fund 1.11% (n)(o)	36,793,408	36,797
TOTAL MONEY MARKET FUNDS
(Cost $912,380)		912,486
TOTAL INVESTMENT IN SECURITIES - 99.7%
(Cost $26,103,514)		31,354,061
NET OTHER ASSETS (LIABILITIES) - 0.3%		96,724
NET ASSETS - 100%		$31,450,785

Futures Contracts
	Number of contracts	Expiration Date	Notional amount (000s)	Value (000s)	Unrealized Appreciation/(Depreciation) (000s)
Purchased
Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	953	Sept. 2017	$117,700	$1,589	$1,589

The notional amount of futures purchased as a percentage of Net Assets is 0.4%

Swaps

Underlying Reference	Rating(1)	Maturity Date	Clearinghouse / Counterparty	Fixed Payment Received/(Paid)	Payment Frequency	Notional Amount (000s)(2)	Value (000s)(1)	Upfront Premium Received/(Paid) (000s)	Unrealized Appreciation/(Depreciation) (000s)
Credit Default Swaps
Sell Protection
Ameriquest Mortgage Securities Inc Series 2004-R11 Class M9	C	Dec. 2034	Bank of America	4.25%	Monthly	$161	$(120)	$0	$(120)

 (1) Ratings are presented for credit default swaps in which the Fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent a weighted average of the ratings of all securities included in the index. The credit rating or value can be measures of the current payment/performance risk. Ratings are from Moody's Investors Service, Inc. Where Moody's® ratings are not available, S&P® ratings are disclosed and are indicated as such. All ratings are as of the report date and do not reflect subsequent changes.

 (2) The notional amount of each credit default swap where the Fund has sold protection approximates the maximum potential amount of future payments that the Fund could be required to make if a credit event were to occur.

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated company

 (d) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $24,756,000 or 0.1% of net assets.

 (e) Level 3 instrument

 (f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $426,767,000 or 1.4% of net assets.

 (g) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (h) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (i) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $4,223,000.

 (j) Security or a portion of the security has been segregated as collateral for open bi-lateral over-the-counter (OTC) swaps. At period end, the value of securities pledged amounted to $120,000.

 (k) Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.

 (l) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

 (m) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

 (n) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

 (o) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost (000s)
Centennial Resource Development, Inc. Class A	12/28/16	$9,298
Extraction Oil & Gas, Inc.	12/12/16	$11,840
MongoDB, Inc. Series F, 8.00%	10/2/13	$4,704

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$5,841
Fidelity High Income Central Fund 2	46,989
Fidelity Mortgage Backed Securities Central Fund	52,005
Fidelity Securities Lending Cash Central Fund	3,961
Total	$108,796

Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:

Fund (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity High Income Central Fund 2	$706,179	$--	$--	$--	$18,862	$725,041	81.9%
Fidelity Mortgage Backed Securities Central Fund	2,185,003	141,509	342,158	12,514	(48,640)	1,948,228	29.1%
Total	$2,891,182	$141,509	$342,158	$12,514	$(29,778)	$2,673,269

Other Affiliated Issuers

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:

Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
MDC Partners, Inc. Class A	$37,297	$5,343	$3,853	$--	$(4,370)	$(2,635)	$31,782
Sunrun, Inc.	32,153	8,319	--	--	--	4,738	45,210
Total	$69,450	$13,662	$3,853	$--	$(4,370)	$2,103	$76,992

Investment Valuation

The following is a summary of the inputs used, as of August 31, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
Equities:
Consumer Discretionary	$2,788,636	$2,788,636	$--	$--
Consumer Staples	1,793,612	1,729,049	64,563	--
Energy	1,125,697	1,125,697	--	--
Financials	2,929,217	2,929,217	--	--
Health Care	3,022,759	3,022,759	--	--
Industrials	1,979,972	1,979,972	--	--
Information Technology	4,611,205	4,606,031	--	5,174
Materials	600,097	600,097	--	--
Real Estate	656,020	656,020	--	--
Telecommunication Services	449,551	449,551	--	--
Utilities	702,663	702,663	--	--
Corporate Bonds	3,410,957	--	3,410,957	--
U.S. Government and Government Agency Obligations	3,130,798	--	3,130,798	--
U.S. Government Agency - Mortgage Securities	110,906	--	110,906	--
Asset-Backed Securities	55,424	--	54,355	1,069
Collateralized Mortgage Obligations	23,676	--	23,676	--
Commercial Mortgage Securities	74,528	--	74,528	--
Municipal Securities	218,112	--	218,112	--
Foreign Government and Government Agency Obligations	3,197	--	3,197	--
Bank Notes	81,279	--	81,279	--
Fixed-Income Funds	2,673,269	2,673,269	--	--
Money Market Funds	912,486	912,486	--	--
Total Investments in Securities:	$31,354,061	$24,175,447	$7,172,371	$6,243
Derivative Instruments:
Assets
Futures Contracts	$1,589	$1,589	$--	$--
Total Assets	$1,589	$1,589	$--	$--
Liabilities
Swaps	$(120)	$--	$(120)	$--
Total Liabilities	$(120)	$--	$(120)	$--
Total Derivative Instruments:	$1,469	$1,589	$(120)	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of August 31, 2017. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
(Amounts in thousands)
Credit Risk
Swaps(a)	$0	$(120)
Total Credit Risk	0	(120)
Equity Risk
Futures Contracts(b)	1,589	0
Total Equity Risk	1,589	0
Total Value of Derivatives	$1,589	$(120)

 (a) For bi-lateral over-the-counter (OTC) swaps, reflects gross value which is presented in the Statement of Assets and Liabilities in the bi-lateral OTC swaps, at value line-items.

 (b) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in net unrealized appreciation (depreciation).

Other Information

The composition of credit quality ratings as a percentage of Total Net Assets is as follows (Unaudited):

U.S. Government and U.S. Government Agency Obligations	17.1%
AAA,AA,A	2.6%
BBB	7.4%
BB	2.5%
B	1.5%
CCC,CC,C	0.3%
Not Rated	0.0%
Equities	65.7%
Short-Term Investments and Net Other Assets	2.9%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Percentages are adjusted for the effect of futures contracts, if applicable.

The information in the above tables is based on the combined investments of the fund and its pro-rata share of the investments of Fidelity's Fixed-Income Central Funds

Values shown as $0 may reflect amounts less than $500. Percentages shown as 0.0% may reflect amounts less than 0.05%.

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)		August 31, 2017
Assets
Investment in securities, at value (including securities loaned of $36,031) — See accompanying schedule: Unaffiliated issuers (cost $22,530,747)	$27,691,314
Fidelity Central Funds (cost $3,473,498)	3,585,755
Other affiliated issuers (cost $99,269)	76,992
Total Investment in Securities (cost $26,103,514)		$31,354,061
Cash		176
Foreign currency held at value (cost $3)		3
Receivable for investments sold		685,814
Receivable for fund shares sold		16,923
Dividends receivable		33,423
Interest receivable		50,817
Distributions receivable from Fidelity Central Funds		4,852
Receivable for daily variation margin on futures contracts		681
Other receivables		1,703
Total assets		32,148,453
Liabilities
Payable for investments purchased	$627,870
Payable for fund shares redeemed	18,183
Bi-lateral OTC swaps, at value	120
Accrued management fee	10,269
Other affiliated payables	3,088
Other payables and accrued expenses	1,343
Collateral on securities loaned	36,795
Total liabilities		697,668
Net Assets		$31,450,785
Net Assets consist of:
Paid in capital		$24,769,240
Undistributed net investment income		110,667
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		1,318,885
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		5,251,993
Net Assets		$31,450,785
Balanced:
Net Asset Value, offering price and redemption price per share ($22,915,001 ÷ 944,223 shares)		$24.27
Class K:
Net Asset Value, offering price and redemption price per share ($8,535,784 ÷ 351,711 shares)		$24.27

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

Amounts in thousands		Year ended August 31, 2017
Investment Income
Dividends		$332,080
Interest		211,367
Income from Fidelity Central Funds		108,796
Total income		652,243
Expenses
Management fee	$117,651
Transfer agent fees	33,399
Accounting and security lending fees	2,308
Custodian fees and expenses	460
Independent trustees' fees and expenses	120
Appreciation in deferred trustee compensation account	1
Registration fees	345
Audit	213
Legal	83
Miscellaneous	249
Total expenses before reductions	154,829
Expense reductions	(1,127)	153,702
Net investment income (loss)		498,541
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	1,756,831
Fidelity Central Funds	12,567
Other affiliated issuers	(4,370)
Foreign currency transactions	58
Futures contracts	3,550
Swaps	4
Capital gain distributions from Fidelity Central Funds	3,412
Total net realized gain (loss)		1,772,052
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	1,179,677
Fidelity Central Funds	(29,672)
Other Affiliated issuers	2,103
Assets and liabilities in foreign currencies	32
Futures contracts	(793)
Swaps	33
Delayed delivery commitments	(1)
Total change in net unrealized appreciation (depreciation)		1,151,379
Net gain (loss)		2,923,431
Net increase (decrease) in net assets resulting from operations		$3,421,972

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

Amounts in thousands	Year ended August 31, 2017	Year ended August 31, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$498,541	$481,453
Net realized gain (loss)	1,772,052	348,156
Change in net unrealized appreciation (depreciation)	1,151,379	1,256,046
Net increase (decrease) in net assets resulting from operations	3,421,972	2,085,655
Distributions to shareholders from net investment income	(480,394)	(474,574)
Distributions to shareholders from net realized gain	(412,684)	(1,577,139)
Total distributions	(893,078)	(2,051,713)
Share transactions - net increase (decrease)	97,098	919,667
Total increase (decrease) in net assets	2,625,992	953,609
Net Assets
Beginning of period	28,824,793	27,871,184
End of period	$31,450,785	$28,824,793
Other Information
Undistributed net investment income end of period	$110,667	$100,926

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Balanced Fund

Years ended August 31,	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$22.32	$22.33	$24.40	$21.85	$19.95
Income from Investment Operations
Net investment income (loss)A	.38	.37	.37	.38	.36
Net realized and unrealized gain (loss)	2.26	1.25	(.23)	3.68	1.88
Total from investment operations	2.64	1.62	.14	4.06	2.24
Distributions from net investment income	(.37)	(.36)	(.35)	(.38)	(.34)
Distributions from net realized gain	(.32)	(1.27)	(1.86)	(1.13)	–
Total distributions	(.69)	(1.63)	(2.21)	(1.51)	(.34)
Net asset value, end of period	$24.27	$22.32	$22.33	$24.40	$21.85
Total ReturnB	12.12%	7.73%	.86%	19.46%	11.32%
Ratios to Average Net AssetsC,D
Expenses before reductions	.55%	.55%	.56%	.56%	.58%
Expenses net of fee waivers, if any	.54%	.55%	.55%	.56%	.58%
Expenses net of all reductions	.54%	.55%	.55%	.56%	.57%
Net investment income (loss)	1.65%	1.71%	1.59%	1.65%	1.72%
Supplemental Data
Net assets, end of period (in millions)	$22,915	$20,840	$20,176	$19,574	$16,342
Portfolio turnover rateE	91%	64%	128%	176%	244%F

 A Calculated based on average shares outstanding during the period.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds ranged from less than .005% to .01%.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 F The portfolio turnover rate excludes liquidations and redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Balanced Fund Class K

Years ended August 31,	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$22.32	$22.33	$24.40	$21.85	$19.95
Income from Investment Operations
Net investment income (loss)A	.40	.39	.39	.40	.39
Net realized and unrealized gain (loss)	2.26	1.25	(.23)	3.69	1.87
Total from investment operations	2.66	1.64	.16	4.09	2.26
Distributions from net investment income	(.39)	(.38)	(.37)	(.40)	(.36)
Distributions from net realized gain	(.32)	(1.27)	(1.86)	(1.13)	–
Total distributions	(.71)	(1.65)	(2.23)	(1.54)B	(.36)
Net asset value, end of period	$24.27	$22.32	$22.33	$24.40	$21.85
Total ReturnC	12.22%	7.84%	.95%	19.59%	11.45%
Ratios to Average Net AssetsD,E
Expenses before reductions	.46%	.46%	.46%	.46%	.47%
Expenses net of fee waivers, if any	.45%	.46%	.46%	.46%	.47%
Expenses net of all reductions	.45%	.45%	.46%	.46%	.46%
Net investment income (loss)	1.74%	1.81%	1.68%	1.75%	1.83%
Supplemental Data
Net assets, end of period (in millions)	$8,536	$7,984	$7,695	$7,372	$6,330
Portfolio turnover rateF	91%	64%	128%	176%	244%G

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $1.54 per share is comprised of distributions from net investment income of $.401 and distributions from net realized gain of $1.134 per share.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds ranged from less than .005% to .01%.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 G The portfolio turnover rate excludes liquidations and redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended August 31, 2017
(Amounts in thousands except percentages)

1. Organization.

Fidelity Balanced Fund (the Fund) is a fund of Fidelity Puritan Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Balanced and Class K shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the Fund. The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%. The following summarizes the Fund's investment in each non-money market Fidelity Central Fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio(a)
Fidelity High Income Central Fund 2	FMR Co., Inc. (FMRC)	Seeks a high level of income and may also seek capital appreciation by investing primarily in debt securities, preferred stocks, and convertible securities, with an emphasis on lower-quality debt securities.	Foreign Securities Restricted Securities	.01%
Fidelity Mortgage Backed Securities Central Fund	FIMM	Seeks a high level of income by normally investing in investment-grade mortgage-related securities and repurchase agreements for those securities.	Delayed Delivery & When Issued Securities Futures Swaps	Less than .005%

 (a) Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank notes, foreign government and government agency obligations, municipal securities and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Swaps are marked-to-market daily based on valuations from third party pricing vendors, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of August 31, 2017 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. The principal amount on inflation-indexed securities is periodically adjusted to the rate of inflation and interest is accrued based on the principal amount. The adjustments to principal due to inflation are reflected as increases or decreases to Interest in the accompanying Statement of Operations. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of August 31, 2017, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, swaps, foreign currency transactions, passive foreign investment companies (PFIC), market discount, short-term gain distributions from the Underlying Funds, partnerships (including allocations from Fidelity Central Funds), deferred trustees compensation and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$5,639,595
Gross unrealized depreciation	(543,469)
Net unrealized appreciation (depreciation)	$5,096,126
Tax Cost	$26,257,815

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$350,604
Undistributed long-term capital gain	$1,236,085
Net unrealized appreciation (depreciation) on securities and other investments	$5,096,104

The tax character of distributions paid was as follows:

	August 31, 2017	August 31, 2016
Ordinary Income	$495,855	$ 668,661
Long-term Capital Gains	397,223	1,383,052
Total	$893,078	$ 2,051,713

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

New Accounting Pronouncement. In March 2017, the Financial Accounting Standards Board (FASB) issued an Accounting Standards Update (ASU), ASU 2017-08, which amends the amortization period for certain callable debt securities that are held at a premium. The amendment requires the premium to be amortized to the earliest call date. The amendments do not require an accounting change for securities held at a discount. The ASU is effective for annual periods beginning after December 15, 2018. Management is currently evaluating the potential impact of these changes to the financial statements.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts and swaps. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risks:

Credit Risk	Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Fund.
Equity Risk	Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives such as bi-lateral swaps, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, the Fund receives collateral in the form of cash or securities once the Fund's net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the counterparty and the Fund's custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. The Fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Exchange-traded futures contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance of the Fund, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Credit Risk
Swaps	$4	$33
Equity Risk
Futures Contracts	3,550	(793)
Totals	$3,554	$(760)

A summary of the value of derivatives by primary risk exposure as of period end is included at the end of the Schedule of Investments.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is included in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

Swaps. A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount. A bi-lateral OTC swap is a transaction between a fund and a dealer counterparty where cash flows are exchanged between the two parties for the life of the swap.

Bi-lateral OTC swaps are marked-to-market daily and changes in value are reflected in the Statement of Assets and Liabilities in the bi-lateral OTC swaps at value line items. Any upfront premiums paid or received upon entering a bi-lateral OTC swap to compensate for differences between stated terms of the swap and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded in net unrealized appreciation (depreciation) in the Statement of Assets and Liabilities and amortized to realized gain or (loss) ratably over the term of the swap. Any unamortized upfront premiums are presented in the Schedule of Investments.

Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Some swaps may be terminated prior to the effective date and realize a gain or loss upon termination. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is included in the Statement of Operations.

Any open swaps at period end are included in the Schedule of Investments under the caption "Swaps" and are representative of volume of activity during the period.

Credit Default Swaps. Credit default swaps enable the Fund to buy or sell protection against specified credit events on a single-name issuer or a traded credit index. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller will be required to make a payment upon the occurrence of one or more specified credit events. The Fund enters into credit default swaps as a seller to gain credit exposure to an issuer and/or as a buyer to obtain a measure of protection against defaults of an issuer. Periodic payments are made over the life of the contract by the buyer provided that no credit event occurs.

For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described in the Schedule of Investments. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller. For credit default swaps on a traded credit index, a specified credit event may affect all or individual underlying securities included in the index.

As a seller, if an underlying credit event occurs, the Fund will pay a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will the Fund be required to take delivery of the reference obligation or underlying securities comprising an index and pay an amount equal to the notional amount of the swap.

As a buyer, if an underlying credit event occurs, the Fund will receive a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will the Fund be required to deliver the reference obligation or underlying securities comprising an index in exchange for payment of an amount equal to the notional amount of the swap.

Typically, the value of each credit default swap and credit rating disclosed for each reference obligation in the Schedule of Investments, where the Fund is the seller, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. In addition to these measures, the investment adviser monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/performance risk.

5. Purchases and Sales of Investments.

Purchases and sales of securities (including the Fixed-Income Central Funds), other than short-term securities and U.S. government securities, aggregated $13,706,882 and $15,506,609, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .15% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annual management fee rate was .40% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of Balanced, except for Class K. FIIOC receives an asset-based fee of Class K's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets
Balanced	$29,546.14
Class K	3,853.05
	$33,399

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $401 for the period.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

Other. During the period, the investment adviser reimbursed the Fund for certain losses in the amount of $3.

7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $96 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is maintained at the Fund's custodian and/or invested in cash equivalents and/or the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. At period end, there were no security loans outstanding with FCM. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of interest income. Total security lending income during the period, presented in the Statement of Operations as a component of interest income, amounted to $765. Net income from the Fidelity Securities Lending Cash Central Fund during the period, presented in the Statement of Operations as a component of income from Fidelity Central Funds, amounted to $3,961 (including $12 from securities loaned to FCM).

9. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $810 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $60.

In addition, during the period the investment adviser reimbursed and/or waived a portion of fund-level operating expenses in the amount of $257.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Year ended August 31, 2017	Year ended August 31, 2016
From net investment income
Balanced	$342,105	$338,622
Class K	138,289	135,952
Total	$480,394	$474,574
From net realized gain
Balanced	$298,179	$1,142,626
Class K	114,505	434,513
Total	$412,684	$1,577,139

11. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Year ended August 31, 2017	Year ended August 31, 2016	Year ended August 31, 2017	Year ended August 31, 2016
Balanced
Shares sold	141,368	131,640	$3,244,358	$2,809,513
Reinvestment of distributions	27,313	66,735	609,544	1,414,735
Shares redeemed	(158,212)	(168,273)	(3,615,666)	(3,575,866)
Net increase (decrease)	10,469	30,102	$238,236	$648,382
Class K
Shares sold	59,017	58,496	$1,350,904	$1,246,436
Reinvestment of distributions	11,324	26,918	252,794	570,465
Shares redeemed	(76,356)	(72,307)	(1,744,836)	(1,545,616)
Net increase (decrease)	(6,015)	13,107	$(141,138)	$271,285

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Puritan Trust and Shareholders of Fidelity Balanced Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Balanced Fund (a fund of Fidelity Puritan Trust) as of August 31, 2017, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fidelity Balanced Fund’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of August 31, 2017 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts
October 19, 2017

Trustees and Officers

The Trustees, Members of the Advisory Board (if any), and officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance.  Except for Jonathan Chiel, each of the Trustees oversees 190 funds. Mr. Chiel oversees 142 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust.  Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the fund is referred to herein as an Independent Trustee.  Each Independent Trustee shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs.  The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees.  Officers and Advisory Board Members hold office without limit in time, except that any officer or Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund’s Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-835-5092.

Experience, Skills, Attributes, and Qualifications of the Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Board Structure and Oversight Function. James C. Curvey is an interested person and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Ned C. Lautenbach serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity® funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's high income and certain equity funds, and other Boards oversee Fidelity's investment-grade bond, money market, asset allocation, and sector funds. The asset allocation funds may invest in Fidelity® funds overseen by the fund's Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity® funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity® funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks.  The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above.  Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates, and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees.  While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations, Audit, and Compliance Committees.  In addition, the Independent Trustees have worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board.  For example, a working group comprised of Independent Trustees and FMR has worked and continues to work to review the Fidelity® funds' valuation-related activities, reporting and risk management.  Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of Fidelity's risk management program for the Fidelity® funds.  The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Trustees."

Interested Trustees*:

Correspondence intended for a Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Jonathan Chiel (1957)

Year of Election or Appointment: 2016

Trustee

Mr. Chiel also serves as Trustee of other Fidelity funds. Mr. Chiel is Executive Vice President and General Counsel for FMR LLC (diversified financial services company, 2012-present). Previously, Mr. Chiel served as general counsel (2004-2012) and senior vice president and deputy general counsel (2000-2004) for John Hancock Financial Services; a partner with Choate, Hall & Stewart (1996-2000) (law firm); and an Assistant United States Attorney for the United States Attorney’s Office of the District of Massachusetts (1986-95), including Chief of the Criminal Division (1993-1995). Mr. Chiel is a director on the boards of the Boston Bar Foundation and the Maimonides School.

James C. Curvey (1935)

Year of Election or Appointment: 2007

Trustee

Chairman of the Board of Trustees

Mr. Curvey also serves as Trustee of other Fidelity® funds. Mr. Curvey is a Director of Fidelity Research & Analysis Co. (investment adviser firm, 2009-present), and Vice Chairman (2007-present) and Director of FMR LLC (diversified financial services company). In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the board of Artis-Naples, Naples, Florida, and as a Trustee for Brewster Academy, Wolfeboro, New Hampshire. Previously, Mr. Curvey served as a Director of Fidelity Investments Money Management, Inc. (investment adviser firm, 2009-2014) and a Director of FMR and FMR Co., Inc. (investment adviser firms, 2007-2014).

Charles S. Morrison (1960)

Year of Election or Appointment: 2014

Trustee

Mr. Morrison also serves as Trustee of other funds. He serves as President of Fidelity Management & Research Company (FMR) (investment adviser firm, 2016-present), a Director of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2014-present), Director of Fidelity SelectCo, LLC (investment adviser firm, 2014-present), President, Asset Management (2014-present), and is an employee of Fidelity Investments. Previously, Mr. Morrison served as Vice President of Fidelity's Fixed Income and Asset Allocation Funds (2012-2014), President, Fixed Income (2011-2014), Vice President of Fidelity's Money Market Funds (2005-2009), President, Money Market Group Leader of FMR (investment adviser firm, 2009), and Senior Vice President, Money Market Group of FMR (2004-2009). Mr. Morrison also served as Vice President of Fidelity's Bond Funds (2002-2005), certain Balanced Funds (2002-2005), and certain Asset Allocation Funds (2002-2007), and as Senior Vice President (2002-2005) of Fidelity's Bond Division.

 * Determined to be an “Interested Trustee” by virtue of, among other things, his or her affiliation with the trust or various entities under common control with FMR.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Independent Trustees:

Correspondence intended for an Independent Trustee may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Dennis J. Dirks (1948)

Year of Election or Appointment: 2005

Trustee

Mr. Dirks also serves as Trustee of other Fidelity® funds. Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) and President and Board member of the National Securities Clearing Corporation (NSCC). In addition, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation, Chief Executive Officer and Board member of the Mortgage-Backed Securities Clearing Corporation, as a Trustee and a member of the Finance Committee of Manhattan College (2005-2008), as a Trustee and a member of the Finance Committee of AHRC of Nassau County (2006-2008), as a member of the Independent Directors Council (IDC) Governing Council (2010-2015), and as a member of the Board of Directors for The Brookville Center for Children’s Services, Inc. (2009-2017). Mr. Dirks is a member of the Finance Committee (2016-present) and Board of Directors (2017-present) of the Asolo Repertory Theatre.

Alan J. Lacy (1953)

Year of Election or Appointment: 2008

Trustee

Mr. Lacy also serves as Trustee of other Fidelity® funds. Mr. Lacy serves as a Director of Bristol-Myers Squibb Company (global pharmaceuticals, 2008-present). He is a Trustee of the California Chapter of The Nature Conservancy (2015-present) and a Director of the Center for Advanced Study in the Behavioral Sciences at Stanford University (2015-present). In addition, Mr. Lacy served as Senior Adviser (2007-2014) of Oak Hill Capital Partners, L.P. (private equity) and also served as Chief Executive Officer (2005) and Vice Chairman (2005-2006) of Sears Holdings Corporation (retail) and Chief Executive Officer and Chairman of the Board of Sears, Roebuck and Co. (retail, 2000-2005). Previously, Mr. Lacy served as Chairman (2014-2017) and a member (2010-2017) of the Board of Directors of Dave & Buster’s Entertainment, Inc. (restaurant and entertainment complexes), as Chairman (2008-2011) and a member (2006-2015) of the Board of Trustees of the National Parks Conservation Association, and as a member of the Board of Directors for The Hillman Companies, Inc. (hardware wholesalers, 2010-2014), Earth Fare, Inc. (retail grocery, 2010-2014), and The Western Union Company (global money transfer, 2006-2011).

Ned C. Lautenbach (1944)

Year of Election or Appointment: 2000

Trustee

Chairman of the Independent Trustees

Mr. Lautenbach also serves as Trustee of other Fidelity® funds. Mr. Lautenbach currently serves as the Lead Director of the Eaton Corporation Board of Directors (diversified industrial, 1997-present). Mr. Lautenbach is Chairman of the Board of Directors of Artis-Naples in Naples, Florida (2012-present), a member of the Council on Foreign Relations (1994-present), and currently Vice Chair of the Board of Governors, State University System of Florida (2013-present). Previously, Mr. Lautenbach was a Partner and Advisory Partner at Clayton, Dubilier & Rice, LLC (private equity investment, 1998-2010), as well as a Director of Sony Corporation (2006-2007). Mr. Lautenbach also had a 30-year career with IBM (technology company) during which time he served as Senior Vice President and a member of the Corporate Executive Committee (1968-1998).

Joseph Mauriello (1944)

Year of Election or Appointment: 2008

Trustee

Mr. Mauriello also serves as Trustee of other Fidelity® funds. Prior to his retirement in January 2006, Mr. Mauriello served in numerous senior management positions including Deputy Chairman and Chief Operating Officer (2004-2005), and Vice Chairman of Financial Services (2002-2004) of KPMG LLP US (professional services, 1965-2005). Mr. Mauriello currently serves as a member of the Board of Directors of XL Group plc. (global insurance and re-insurance, 2006-present) and the Independent Directors Council (IDC) Governing Council (2015-present). Previously, Mr. Mauriello served as a Director of the Hamilton Funds of the Bank of New York (2006-2007) and of Arcadia Resources Inc. (health care services and products, 2007-2012).

Cornelia M. Small (1944)

Year of Election or Appointment: 2005

Trustee

Ms. Small also serves as Trustee of other Fidelity® funds. Ms. Small is a member of the Board of Directors (2009-present) and Chair of the Investment Committee (2010-present) of the Teagle Foundation. Ms. Small also serves on the Investment Committee of the Berkshire Taconic Community Foundation (2008-present). Previously, Ms. Small served as Chairperson (2002-2008) and a member of the Investment Committee and Chairperson (2008-2012) and a member of the Board of Trustees of Smith College. In addition, Ms. Small served as Chief Investment Officer, Director of Global Equity Investments, and a member of the Board of Directors of Scudder, Stevens & Clark and Scudder Kemper Investments.

William S. Stavropoulos (1939)

Year of Election or Appointment: 2001

Trustee

Vice Chairman of the Independent Trustees

Mr. Stavropoulos also serves as Trustee of other Fidelity® funds. Mr. Stavropoulos serves as President and Founder of the Michigan Baseball Foundation, the Great Lakes Loons (2007-present). Mr. Stavropoulos is Chairman Emeritus of the Board of Directors of The Dow Chemical Company, where he previously served in numerous senior management positions, including President, CEO (1995-2000; 2002-2004), Chairman of the Executive Committee (2000-2006), and as a member of the Board of Directors (1990-2006). Currently, Mr. Stavropoulos is Chairman of the Board of Directors of Univar Inc. (global distributor of commodity and specialty chemicals), a Director of Teradata Corporation (data warehousing and technology solutions), and a member of the Advisory Board for Metalmark Capital LLC (private equity investment, 2005-present). Mr. Stavropoulos is an operating advisor to Clayton, Dubilier & Rice, LLC (private equity investment). In addition, Mr. Stavropoulos is a member of the University of Notre Dame Advisory Council for the College of Science, a Trustee of the Rollin L. Gerstacker Foundation, and a Director of Artis-Naples in Naples, Florida. Previously, Mr. Stavropoulos served as a Director of Chemical Financial Corporation (bank holding company, 1993-2012) and Tyco International, Ltd. (multinational manufacturing and services, 2007-2012).

David M. Thomas (1949)

Year of Election or Appointment: 2008

Trustee

Mr. Thomas also serves as Trustee of other Fidelity® funds. Mr. Thomas serves as Non-Executive Chairman of the Board of Directors of Fortune Brands Home and Security (home and security products, 2011-present), as a member of the Board of Directors (2004-present) and Presiding Director (2013-present) of Interpublic Group of Companies, Inc. (marketing communication), and as a member of the Board of Trustees of the University of Florida (2013-present). Previously, Mr. Thomas served as Executive Chairman (2005-2006) and Chairman and Chief Executive Officer (2000-2005) of IMS Health, Inc. (pharmaceutical and healthcare information solutions), and a Director of Fortune Brands, Inc. (consumer products, 2000-2011).

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Advisory Board Members and Officers:

Correspondence intended for an officer or Peter S. Lynch may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.  Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation

Peter S. Lynch (1944)

Year of Election or Appointment: 2003

Member of the Advisory Board

Mr. Lynch also serves as Member of the Advisory Board of other Fidelity® funds. Mr. Lynch is Vice Chairman and a Director of FMR (investment adviser firm) and FMR Co., Inc. (investment adviser firm). In addition, Mr. Lynch serves as a Trustee of Boston College and as the Chairman of the Inner-City Scholarship Fund. Previously, Mr. Lynch served on the Special Olympics International Board of Directors (1997-2006).

Elizabeth Paige Baumann (1968)

Year of Election or Appointment: 2017

Anti-Money Laundering (AML) Officer

Ms. Baumann also serves as AML Officer of other funds. She is Chief AML Officer (2012-present) and Senior Vice President (2014-present) of FMR LLC (diversified financial services company) and is an employee of Fidelity Investments. Previously, Ms. Baumann served as AML Officer of the funds (2012-2016), and Vice President (2007-2014) and Deputy Anti-Money Laundering Officer (2007-2012) of FMR LLC.

Marc R. Bryant (1966)

Year of Election or Appointment: 2015

Secretary and Chief Legal Officer (CLO)

Mr. Bryant also serves as Secretary and CLO of other funds. Mr. Bryant serves as CLO, Secretary, and Senior Vice President of Fidelity Management & Research Company (investment adviser firm, 2015-present) and FMR Co., Inc. (investment adviser firm, 2015-present); Secretary of Fidelity SelectCo, LLC (investment adviser firm, 2015-present) and Fidelity Investments Money Management, Inc. (investment adviser firm, 2015-present); and CLO of Fidelity Management & Research (Hong Kong) Limited and FMR Investment Management (UK) Limited (investment adviser firms, 2015-present) and Fidelity Management & Research (Japan) Limited (investment adviser firm, 2016-present). He is Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company). Previously, Mr. Bryant served as Secretary and CLO of Fidelity Rutland Square Trust II (2010-2014) and Assistant Secretary of Fidelity's Fixed Income and Asset Allocation Funds (2013-2015). Prior to joining Fidelity Investments, Mr. Bryant served as a Senior Vice President and the Head of Global Retail Legal for AllianceBernstein L.P. (2006-2010), and as the General Counsel for ProFund Advisors LLC (2001-2006).

William C. Coffey (1969)

Year of Election or Appointment: 2009

Assistant Secretary

Mr. Coffey also serves as Assistant Secretary of other funds. He is Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company, 2010-present), and is an employee of Fidelity Investments. Previously, Mr. Coffey served as Vice President and Associate General Counsel of FMR LLC (2005-2009).

Jonathan Davis (1968)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds, and is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (diversified financial services company, 2003-2010).

Adrien E. Deberghes (1967)

Year of Election or Appointment: 2016

Assistant Treasurer

Mr. Deberghes also serves as an officer of other funds. He serves as Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2016-present) and is an employee of Fidelity Investments (2008-present). Prior to joining Fidelity Investments, Mr. Deberghes was Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005). Previously, Mr. Deberghes served in other fund officer roles.

Stephanie J. Dorsey (1969)

Year of Election or Appointment: 2010

Assistant Treasurer

Ms. Dorsey also serves as an officer of other funds. She is an employee of Fidelity Investments (2008-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Howard J. Galligan III (1966)

Year of Election or Appointment: 2014

Chief Financial Officer

Mr. Galligan also serves as Chief Financial Officer of other funds. Mr. Galligan serves as President of Fidelity Pricing and Cash Management Services (FPCMS) (2014-present) and as a Director of Strategic Advisers, Inc. (investment adviser firm, 2008-present). Previously, Mr. Galligan served as Chief Administrative Officer of Asset Management (2011-2014) and Chief Operating Officer and Senior Vice President of Investment Support for Strategic Advisers, Inc. (2003-2011).

Brian B. Hogan (1964)

Year of Election or Appointment: 2009

Vice President

Mr. Hogan also serves as Trustee or Vice President of other funds. Mr. Hogan serves as a Director of FMR Investment Management (UK) Limited (investment adviser firm, 2015-present) and Fidelity SelectCo, LLC (investment adviser firm, 2014-present) and President of the Equity Division of FMR (investment adviser firm, 2009-present). Previously, Mr. Hogan served as Senior Vice President, Equity Research of FMR (2006-2009) and as a portfolio manager.  Mr. Brian B. Hogan is not related to Mr. Colm A. Hogan.

Colm A. Hogan (1973)

Year of Election or Appointment: 2016

Deputy Treasurer

Mr. Hogan also serves as an officer of other funds. Mr. Hogan is an employee of Fidelity Investments (2005-present).  Mr. Colm A. Hogan is not related to Mr. Brian B. Hogan.

Chris Maher (1972)

Year of Election or Appointment: 2013

Assistant Treasurer

Mr. Maher serves as Assistant Treasurer of other funds. Mr. Maher is Vice President of Valuation Oversight and is an employee of Fidelity Investments. Previously, Mr. Maher served as Vice President of Asset Management Compliance (2013), Vice President of the Program Management Group of FMR (investment adviser firm, 2010-2013), and Vice President of Valuation Oversight (2008-2010).

Rieco E. Mello (1969)

Year of Election or Appointment: 2017

Assistant Treasurer

Mr. Mello also serves as Assistant Treasurer of other funds. Mr. Mello is an employee of Fidelity Investments (1995-present).

Melissa M. Reilly (1971)

Year of Election or Appointment: 2014

Vice President of certain Equity Funds

Ms. Reilly also serves as Vice President of other funds. Ms. Reilly is an employee of Fidelity Investments (2004-present).

Kenneth B. Robins (1969)

Year of Election or Appointment: 2016

Chief Compliance Officer

Mr. Robins also serves as an officer of other funds. Mr. Robins serves as Compliance Officer of Fidelity Management & Research Company and FMR Co., Inc. (investment adviser firms, 2016-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served as Executive Vice President of Fidelity Investments Money Management, Inc. (investment adviser firm, 2013-2016) and served in other fund officer roles.

Stacie M. Smith (1974)

Year of Election or Appointment: 2016

President and Treasurer

Ms. Smith also serves as an officer of other funds. She is an employee of Fidelity Investments (2009-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (accounting firm, 1996-2009). Previously, Ms. Smith served as Deputy Treasurer of certain Fidelity® funds (2013-2016).

Marc L. Spector (1972)

Year of Election or Appointment: 2016

Assistant Treasurer

Mr. Spector also serves as an officer of other funds. Mr. Spector is an employee of Fidelity Investments (2016-present). Prior to joining Fidelity Investments, Mr. Spector served as Director at the Siegfried Group (accounting firm, 2013-2016), and prior to Siegfried Group as audit senior manager at Deloitte & Touche (accounting firm, 2005-2013).

Renee Stagnone (1975)

Year of Election or Appointment: 2016

Assistant Treasurer

Ms. Stagnone also serves as an officer of other funds. Ms. Stagnone is an employee of Fidelity Investments (1997-present). Previously, Ms. Stagnone served as Deputy Treasurer of certain Fidelity® funds (2013-2016).

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2017 to August 31, 2017).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value March 1, 2017	Ending Account Value August 31, 2017	Expenses Paid During Period-B March 1, 2017 to August 31, 2017
Balanced	.54%
Actual		$1,000.00	$1,056.10	$2.80
Hypothetical-C		$1,000.00	$1,022.48	$2.75
Class K	.45%
Actual		$1,000.00	$1,056.60	$2.33
Hypothetical-C		$1,000.00	$1,022.94	$2.29

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in each Class' annualized expense ratio. In addition to the expenses noted above, the Fund also indirectly bears its proportional share of the expenses of the underlying Fidelity Central Funds. Annualized expenses of the underlying non-money market Fidelity Central Funds as of their most recent fiscal half year ranged from less than .005% to .01%.

 C 5% return per year before expenses

Distributions (Unaudited)

The Board of Trustees of Fidelity Balanced Fund voted to pay to shareholders of record at the opening of business on record date, the following distributions per share derived from capital gains realized from sales of portfolio securities, and dividends derived from net investment income:

	Pay Date	Record Date	Dividends	Capital Gains
Fidelity Balanced Fund
Balanced	10/16/17	10/13/17	$0.097	$1.153
Class K	10/16/17	10/13/17	$0.102	$1.153

The fund hereby designates as a capital gain dividend with respect to the taxable year ended August 31, 2017, $1,377,595,084, or, if subsequently determined to be different, the net capital gain of such year.

A total of 6.03% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund designates $160,358,197 of distributions paid during the period January 1, 2017 to August 31, 2017 as qualifying to be taxed as interest-related dividends for nonresident alien shareholders.

Balanced designates 13%, 52%, 82%, and 82%; Class K designates 13%, 50%, 78%, and 78% of the dividends distributed in October 2016, December 2016, April 2017 and July 2017, respectively during the fiscal year as qualifying for the dividends–received deduction for corporate shareholders.

Balanced designates 16%, 60%, 88% and 88%; Class K designates 15%, 57%, 83%, and 83% of the dividends distributed in October 2016, December 2016, April 2017 and July 2017, respectively during the fiscal year as amounts which may be taken into account as a dividend for purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

The fund will notify shareholders in January 2018 of amounts for use in preparing 2017 income tax returns.

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Balanced Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established various standing committees (Committees), each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to all of the Fidelity funds.

At its July 2017 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and would be realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of the fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Amendment to Group Fee Rate. The Board also approved an amendment to the management contract for the fund to add an additional breakpoint to the group fee schedule, effective October 1, 2017. The Board noted that the additional breakpoint would result in lower management fee rates as Fidelity's assets under management increase.

Nature, Extent, and Quality of Services Provided.  The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services.  The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

In 2014, the Board formed an ad hoc Committee on Transfer Agency Fees to review the variety of transfer agency fee structures throughout the industry and Fidelity's competitive positioning with respect to industry participants.

Investment in a Large Fund Family.  The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including: (i) continuing to dedicate additional resources to Fidelity's investment research process, and to the support of the senior management team that oversees asset management; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and making other enhancements to meet client needs; (iv) launching new share classes of existing funds; (v) eliminating purchase minimums and broadening eligibility requirements for certain lower-priced share classes; (vi) reducing management fees and total expenses for certain growth equity funds and index funds; (vii) lowering expense caps for certain existing funds and classes to reduce expenses borne by shareholders; (viii) eliminating short-term redemption fees for certain funds; (ix) introducing a new pricing structure for certain funds of funds that is expected to reduce overall expenses paid by shareholders; (x) rationalizing product lines and gaining increased efficiencies through proposals for fund mergers and share class consolidations; (xi) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; and (xii) implementing enhancements to further strengthen Fidelity's product line to increase investors' probability of success in achieving their investment goals, including retirement income goals.

Investment Performance.  The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history. The Board noted that there were portfolio management changes for the fund in February 2015, July 2015, October 2015, and October 2016.

The Board took into account discussions with representatives of the Investment Advisers about fund investment performance that occur at Board meetings throughout the year. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for the fund for different time periods, measured against a securities market index ("benchmark index") and a peer group of funds with similar objectives ("peer group"), if any. In its evaluation of fund investment performance, the Board gave particular attention to information indicating changes in performance of certain Fidelity funds for specific time periods and discussed with the Investment Advisers the reasons for any overperformance or underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on net performance (after fees and expenses) of both the highest performing and lowest performing fund share classes, where applicable, compared to appropriate benchmark indices, over appropriate time periods that may include full market cycles, and compared to peer groups, as applicable, over the same periods, taking into account relevant factors including the following: general market conditions; issuer-specific information; and fund cash flows and other factors.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for the fund and an appropriate benchmark index and peer group for the most recent one-, three-, and five-year periods, as shown below. Returns are shown compared to the 25th percentile (top of box, 75% beaten) and 75th percentile (bottom of box, 25% beaten) of the peer universe.

Fidelity Balanced Fund

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison.

Management Fee.  The Board considered two proprietary management fee comparisons for the 12-month periods shown in basis points (BP) in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group is broader than the Lipper peer group used by the Board for performance comparisons because the Total Mapped Group combines several Lipper investment objective categories while the Lipper peer group does not. The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG %s and the number of funds in the Total Mapped Group are in the chart below. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked, is also included in the chart and considered by the Board.

Fidelity Balanced Fund

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for 2016.

The Board noted that, in 2014, the Board and the boards of other Fidelity funds formed the ad hoc Committee on Group Fee to conduct an in-depth review of the "group fee" component of the management fee of funds with such management fee structures. The Committee's focus included the mechanics of the group fee, the competitive landscape of group fee structures, Fidelity funds with no group fee component and investment products not included in group fee assets. The Board also considered that, for funds subject to the group fee, FMR agreed to voluntarily waive fees over a specified period of time in amounts designed to account for assets converted from certain funds to certain collective investment trusts.

The Board also noted that, in 2013, the ad hoc Committee on Management Fees was formed to conduct an in-depth review of the management fee rates of Fidelity's active equity mutual funds. The Committee focused on the following areas: (i) standard fee structures; (ii) research consumption and trading evolution; (iii) management fee competitiveness/profitability by category; and (iv) factors that drive institutional pricing.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio.  In its review of each class's total expense ratio, the Board considered the fund's management fee rate as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board also noted that Fidelity may agree to waive fees and expenses from time to time, and the extent to which, if any, it has done so for the fund. As part of its review, the Board also considered the current and historical total expense ratios of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expense ratio of each class ranked below the competitive median for 2016.

Fees Charged to Other Fidelity Clients.  The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that an ad hoc joint committee created by it and the boards of other Fidelity funds periodically (most recently in 2013) reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of the fund profitability information and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and potential fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.

Economies of Scale.  The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee (the Economies of Scale Committee) created by it and the boards of other Fidelity funds periodically (most recently in 2013) analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total group assets increase, and for higher group fee rates as total group assets decrease (with "group assets" defined to include fund assets under FMR's management plus the assets of sector funds previously under FMR's management). FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as group assets increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) fund performance trends, in particular the underperformance of certain funds, and Fidelity's long-term strategies for certain funds; (ii) Fidelity's fund profitability methodology, profitability trends for certain funds, and the impact of certain factors on fund profitability results, including the impact of market trends on actively managed funds; (iii) the use of performance fees and the calculation of performance adjustments, including the impact of underperformance and fund outflows on performance adjustments; (iv) metrics for evaluating index fund performance; (v) Fidelity's group fee structure, including the group fee breakpoint schedules; (vi) the terms of Fidelity's contractual and voluntary expense cap arrangements with the funds; (vii) the methodology with respect to evaluating competitive fund data and peer group classifications and fee comparisons; (viii) the expense structures for different funds and classes; (ix) Fidelity's arrangements with affiliated sub-advisers on behalf of the funds; (x) information regarding other accounts managed by Fidelity, including institutional accounts and collective investment trusts; (xi) recent changes to the fee structure for certain funds of funds; and (xii) the impact of the Department of Labor's new fiduciary rule on the funds' comparative expense information.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

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Fidelity® Balanced Fund Annual Report August 31, 2017

Contents

Performance
Management's Discussion of Fund Performance
Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Trustees and Officers
Shareholder Expense Example
Distributions
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2017 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended August 31, 2017	Past 1 year	Past 5 years	Past 10 years
Fidelity® Balanced Fund	12.12%	10.13%	6.36%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity® Balanced Fund, a class of the fund, on August 31, 2007.

The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period.

Period Ending Values
$18,518	Fidelity® Balanced Fund
$20,825	S&P 500® Index

Management's Discussion of Fund Performance

Market Recap:  U.S. taxable investment-grade bonds rose slightly for the 12 months ending August 31, 2017, as yields increased markedly following the U.S. presidential election then moderated as the period progressed. The Bloomberg Barclays U.S. Aggregate Bond Index gained 0.49% for the year. Bond yields posted slight gains early in the period, prior to the U.S. election, then rallied strongly in November and December, as many investors viewed then-President-elect Donald Trump’s economic agenda as stimulative and potentially inflationary. Yields also rode the Fed’s decision in December to raise policy interest rates. Longer-term bond yields declined slightly in the first half of 2017, even though the Fed raised rates in June 2017 for the third time in as many quarters, as it became clear that changes to tax, health care and fiscal policies would take time to develop and implement. Fairly cool inflation readings also held back yields late in the period. Within the Bloomberg Barclays index, investment-grade corporate bonds led all major market segments, up 2.13%, while U.S. Treasuries returned -0.95%. Securitized sectors advanced more modestly than corporates. Outside the index, riskier, non-core fixed-income segments led the broader market, while Treasury Inflation-Protected Securities (TIPS) rose 0.46%, according to Bloomberg Barclays.

Comments from Co-Portfolio Manager Robert Stansky:  For the year, the fund’s share classes returned about 12%, topping the 9.74% return of the Fidelity Balanced Hybrid Composite Index℠. The fund’s performance relative to the Composite index benefited from both security selection and an asset allocation that overweighted stocks and underweighted bonds. The equity subportfolio topped its benchmark, the S&P 500® index. Versus that benchmark, stock selection in the information technology and financials sectors added the most value. Autodesk, a maker of design software and one of the subportfolio’s largest holdings, contributed meaningfully. An out-of-benchmark position in electric-vehicle maker Tesla further lifted our result, as did an overweighting in Bank of America. Conversely, picks in the industrials sector detracted. Within that group, we avoided strong-performing aircraft manufacturer Boeing, an index name, which hurt relative performance. An overweighting in retailer L Brands was the subportfolio’s biggest relative detractor, and we reduced this position by period end. The investment-grade bond subportfolio outpaced its benchmark, the Bloomberg Barclays U.S. Aggregate Bond Index. Our decision to significantly overweight investment-grade credit contributed strongly to the fund’s outperformance, especially our positioning among financial institutions.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Investment Summary (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Fixed-Income Central Funds.

Top Five Stocks as of August 31, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Autodesk, Inc.	1.9	1.7
Apple, Inc.	1.7	2.7
Alphabet, Inc. Class C	1.6	1.7
Amazon.com, Inc.	1.4	1.4
Citigroup, Inc.	1.3	1.1
	7.9

Top Five Bond Issuers as of August 31, 2017

(with maturities greater than one year)	% of fund's net assets	% of fund's net assets 6 months ago
U.S. Treasury Obligations	10.0	9.2
Fannie Mae	3.6	3.3
Freddie Mac	1.5	1.7
Ginnie Mae	1.3	1.2
Petroleos Mexicanos	0.8	0.1
	17.2

Top Five Market Sectors as of August 31, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	14.8	13.4
Financials	14.3	15.2
Health Care	10.3	9.8
Consumer Discretionary	10.1	10.1
Industrials	6.7	6.6

Asset Allocation (% of fund's net assets)

As of August 31, 2017*,**
Stocks and Equity Futures	66.1%
Bonds	31.1%
Other Investments	0.5%
Short-Term Investments and Net Other Assets (Liabilities)	2.3%

 * Foreign investments - 8.4%

 ** Futures and Swaps - 0.2%

As of February 28, 2017*,**
Stocks and Equity Futures	65.2%
Bonds	31.6%
Other Investments	0.6%
Short-Term Investments and Net Other Assets (Liabilities)	2.6%

 * Foreign investments - 9.7%

 ** Futures and Swaps - 0.1%

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable.

Percentages in the above tables are adjusted for the effect of TBA Sale Commitments.

Percentages are adjusted for the effect of futures contracts and swaps, if applicable.

Investments August 31, 2017

Showing Percentage of Net Assets

Common Stocks - 65.7%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 8.9%
Auto Components - 0.3%
Delphi Automotive PLC	667,700	$64,366
Hertz Global Holdings, Inc. (a)	1,757,298	38,204
		102,570
Automobiles - 0.8%
Tesla, Inc. (a)	694,682	247,237
Diversified Consumer Services - 0.4%
ServiceMaster Global Holdings, Inc. (a)	2,458,634	115,851
ZTO Express (Cayman), Inc. sponsored ADR (b)	153,100	2,090
		117,941
Hotels, Restaurants & Leisure - 1.1%
Cedar Fair LP (depositary unit)	615,000	42,669
Compass Group PLC	2,597,000	55,477
Marriott International, Inc. Class A	622,062	64,433
Starbucks Corp.	944,674	51,825
U.S. Foods Holding Corp. (a)	2,035,100	55,863
Wyndham Worldwide Corp.	863,749	86,099
		356,366
Internet & Direct Marketing Retail - 1.8%
Amazon.com, Inc. (a)	443,200	434,602
JD.com, Inc. sponsored ADR (a)	406,600	17,041
Netflix, Inc. (a)	637,314	111,345
		562,988
Leisure Products - 0.1%
Mattel, Inc.	1,542,500	25,019
Media - 1.8%
Charter Communications, Inc. Class A (a)	445,307	177,473
Comcast Corp. Class A	3,795,992	154,155
DISH Network Corp. Class A (a)	113,800	6,520
MDC Partners, Inc. Class A (c)	3,115,850	31,782
The Walt Disney Co.	2,094,300	211,943
		581,873
Multiline Retail - 0.3%
Dollar Tree, Inc. (a)	1,143,800	91,092
Specialty Retail - 1.8%
Home Depot, Inc.	1,632,944	244,729
L Brands, Inc.	965,782	34,981
Lowe's Companies, Inc.	1,078,000	79,653
O'Reilly Automotive, Inc. (a)	232,708	45,641
Ross Stores, Inc.	612,772	35,817
TJX Companies, Inc.	1,259,695	91,076
Ulta Beauty, Inc.	114,372	25,277
		557,174
Textiles, Apparel & Luxury Goods - 0.5%
NIKE, Inc. Class B	2,771,750	146,376

TOTAL CONSUMER DISCRETIONARY		2,788,636

CONSUMER STAPLES - 5.7%
Beverages - 1.4%
Anheuser-Busch InBev SA NV	451,400	53,460
Coca-Cola European Partners PLC	56,931	2,448
Constellation Brands, Inc. Class A (sub. vtg.)	416,827	83,407
Molson Coors Brewing Co. Class B	102,300	9,181
Monster Beverage Corp. (a)	1,267,881	70,773
The Coca-Cola Co.	5,057,408	230,365
		449,634
Food & Staples Retailing - 1.1%
CVS Health Corp.	2,245,585	173,674
Kroger Co.	4,573,208	100,016
Rite Aid Corp. (a)	4,704,160	11,384
Walgreens Boots Alliance, Inc.	520,175	42,394
		327,468
Food Products - 0.4%
Blue Buffalo Pet Products, Inc. (a)	481,483	12,403
Bunge Ltd.	519,870	38,798
Mondelez International, Inc.	730,800	29,714
The Hain Celestial Group, Inc. (a)	208,493	8,386
TreeHouse Foods, Inc. (a)	546,400	36,603
		125,904
Household Products - 0.5%
Colgate-Palmolive Co.	1,917,667	137,382
Kimberly-Clark Corp.	48,800	6,017
Spectrum Brands Holdings, Inc.	42,800	4,706
		148,105
Personal Products - 0.5%
Avon Products, Inc. (a)	8,036,932	20,012
Coty, Inc. Class A	2,295,953	38,067
Estee Lauder Companies, Inc. Class A	889,782	95,198
Unilever NV (Certificaten Van Aandelen) (Bearer)	186,500	11,103
		164,380
Tobacco - 1.8%
Altria Group, Inc.	805,213	51,051
British American Tobacco PLC sponsored ADR	4,180,219	259,675
Philip Morris International, Inc.	2,286,799	267,395
		578,121

TOTAL CONSUMER STAPLES		1,793,612

ENERGY - 3.6%
Energy Equipment & Services - 0.6%
Baker Hughes, a GE Co. Class A	667,800	22,638
Dril-Quip, Inc. (a)	205,369	7,712
Hess Midstream Partners LP	439,600	9,258
NCS Multistage Holdings, Inc.	793,900	15,687
Oceaneering International, Inc.	455,491	10,271
Schlumberger Ltd.	1,641,800	104,271
		169,837
Oil, Gas & Consumable Fuels - 3.0%
Anadarko Petroleum Corp.	1,647,902	67,449
Black Stone Minerals LP	816,100	14,061
Boardwalk Pipeline Partners, LP	917,100	13,857
Cabot Oil & Gas Corp.	1,374,050	35,107
Callon Petroleum Co. (a)	1,971,000	20,420
Centennial Resource Development, Inc.:
Class A	651,800	11,270
Class A (d)	639,500	11,057
Chevron Corp.	789,505	84,967
Cimarex Energy Co.	399,702	39,846
ConocoPhillips Co.	2,436,900	106,395
Devon Energy Corp.	1,823,900	57,270
EOG Resources, Inc.	661,300	56,204
Extraction Oil & Gas, Inc.	897,831	11,797
Extraction Oil & Gas, Inc. (d)	648,767	8,525
Exxon Mobil Corp.	1,649,643	125,917
Newfield Exploration Co. (a)	1,621,200	42,362
Parsley Energy, Inc. Class A (a)	1,567,630	39,269
PDC Energy, Inc. (a)	509,200	20,027
Phillips 66 Co.	767,517	64,326
Pioneer Natural Resources Co.	377,100	48,891
PrairieSky Royalty Ltd.	948,737	22,291
Suncor Energy, Inc.	1,740,900	54,552
		955,860

TOTAL ENERGY		1,125,697

FINANCIALS - 9.3%
Banks - 4.1%
Allied Irish Banks PLC	3,105,400	18,506
Bank of America Corp.	12,855,308	307,113
Citigroup, Inc.	6,128,012	416,889
Huntington Bancshares, Inc.	14,370,112	180,920
JPMorgan Chase & Co.	1,515,754	137,767
PNC Financial Services Group, Inc.	1,245,500	156,198
SunTrust Banks, Inc.	811,100	44,692
Synovus Financial Corp.	386,824	16,293
		1,278,378
Capital Markets - 1.8%
Affiliated Managers Group, Inc.	133,500	23,588
BlackRock, Inc. Class A	256,876	107,634
CBOE Holdings, Inc.	451,411	45,543
E*TRADE Financial Corp. (a)	2,339,649	95,949
Goldman Sachs Group, Inc.	232,300	51,975
IntercontinentalExchange, Inc.	884,000	57,168
Northern Trust Corp.	1,020,100	90,279
State Street Corp.	1,084,500	100,305
		572,441
Consumer Finance - 1.4%
Capital One Financial Corp.	3,787,463	301,520
OneMain Holdings, Inc. (a)	1,565,200	42,840
SLM Corp. (a)	3,376,934	34,343
Synchrony Financial	2,151,900	66,257
		444,960
Diversified Financial Services - 0.5%
Berkshire Hathaway, Inc.:
Class A (a)	129	35,017
Class B (a)	342,100	61,975
KBC Ancora	398,674	21,687
Kimbell Royalty Partners LP	442,900	6,949
On Deck Capital, Inc. (a)	590,700	2,853
The Simply Good Foods Co.	1,529,800	18,128
		146,609
Insurance - 1.5%
Chubb Ltd.	773,637	109,408
Hartford Financial Services Group, Inc.	844,000	45,635
Marsh & McLennan Companies, Inc.	1,200,377	93,725
MetLife, Inc.	1,698,200	79,527
The Travelers Companies, Inc.	1,078,400	130,681
Unum Group	578,100	27,853
		486,829

TOTAL FINANCIALS		2,929,217

HEALTH CARE - 9.6%
Biotechnology - 3.1%
Alexion Pharmaceuticals, Inc. (a)	558,204	79,494
Amgen, Inc.	1,733,358	308,139
Biogen, Inc. (a)	487,885	154,445
BioMarin Pharmaceutical, Inc. (a)	259,800	23,431
Celgene Corp. (a)	267,700	37,192
Gilead Sciences, Inc.	1,152,700	96,493
Regeneron Pharmaceuticals, Inc. (a)	176,800	87,852
Shire PLC sponsored ADR	274,100	40,948
TESARO, Inc. (a)	283,400	36,598
Vertex Pharmaceuticals, Inc. (a)	652,600	104,768
		969,360
Health Care Equipment & Supplies - 2.2%
Abbott Laboratories	2,804,000	142,836
Boston Scientific Corp. (a)	5,997,570	165,233
Intuitive Surgical, Inc. (a)	140,000	140,654
Medtronic PLC	1,949,924	157,203
ResMed, Inc.	484,800	37,611
Wright Medical Group NV (a)	1,262,200	37,361
		680,898
Health Care Providers & Services - 1.9%
Aetna, Inc.	145,000	22,867
Henry Schein, Inc. (a)	432,104	75,048
Humana, Inc.	441,300	113,688
UnitedHealth Group, Inc.	1,819,300	361,859
Universal Health Services, Inc. Class B	256,812	27,769
		601,231
Health Care Technology - 0.2%
Cerner Corp. (a)	1,006,000	68,187
Life Sciences Tools & Services - 0.7%
Agilent Technologies, Inc.	1,495,300	96,776
Bio-Rad Laboratories, Inc. Class A (a)	13,546	2,951
Thermo Fisher Scientific, Inc.	653,797	122,352
		222,079
Pharmaceuticals - 1.5%
Allergan PLC	891,943	204,683
Bristol-Myers Squibb Co.	2,115,641	127,954
GlaxoSmithKline PLC sponsored ADR	751,100	30,217
Jazz Pharmaceuticals PLC (a)	393,800	58,818
Merck & Co., Inc.	929,100	59,332
		481,004

TOTAL HEALTH CARE		3,022,759

INDUSTRIALS - 6.3%
Aerospace & Defense - 1.1%
Axon Enterprise, Inc. (a)	1,370,066	29,744
Lockheed Martin Corp.	81,200	24,798
Northrop Grumman Corp.	393,474	107,108
Raytheon Co.	590,700	107,513
The Boeing Co.	10,000	2,397
United Technologies Corp.	629,722	75,390
		346,950
Air Freight & Logistics - 0.3%
C.H. Robinson Worldwide, Inc.	446,767	31,555
United Parcel Service, Inc. Class B	403,041	46,092
		77,647
Airlines - 0.5%
American Airlines Group, Inc.	2,639,300	118,082
Southwest Airlines Co.	579,246	30,202
		148,284
Building Products - 0.3%
Allegion PLC	1,274,000	100,277
Commercial Services & Supplies - 0.1%
Waste Management, Inc.	249,400	19,231
Construction & Engineering - 0.1%
Fluor Corp.	1,162,097	44,822
Electrical Equipment - 1.3%
AMETEK, Inc.	1,829,905	115,741
Fortive Corp.	1,837,865	119,406
Sensata Technologies Holding BV (a)	2,347,570	104,842
Sunrun, Inc. (a)(b)(c)	6,747,687	45,210
Vivint Solar, Inc. (a)(b)	4,715,980	22,401
		407,600
Industrial Conglomerates - 0.8%
3M Co.	102,600	20,963
General Electric Co.	6,977,576	171,299
Honeywell International, Inc.	432,600	59,816
		252,078
Machinery - 0.1%
Caterpillar, Inc.	194,900	22,899
WABCO Holdings, Inc. (a)	74,200	10,657
		33,556
Road & Rail - 1.2%
Avis Budget Group, Inc. (a)(b)	1,665,770	60,351
CSX Corp.	2,017,720	101,290
Norfolk Southern Corp.	863,500	104,069
Union Pacific Corp.	1,172,700	123,485
		389,195
Trading Companies & Distributors - 0.5%
HD Supply Holdings, Inc. (a)	4,814,767	160,332

TOTAL INDUSTRIALS		1,979,972

INFORMATION TECHNOLOGY - 14.7%
Electronic Equipment & Components - 0.8%
Dell Technologies, Inc.	229,100	17,166
Jabil, Inc.	6,446,675	202,103
Samsung SDI Co. Ltd.	121,109	21,168
		240,437
Internet Software & Services - 3.9%
2U, Inc. (a)	127,993	6,412
58.com, Inc. ADR (a)	1,567,940	98,200
Alibaba Group Holding Ltd. sponsored ADR (a)	91,200	15,663
Alphabet, Inc.:
Class A (a)	200	191
Class C (a)	545,747	512,637
Altaba, Inc.	246,151	15,773
Box, Inc. Class A (a)	1,319,891	25,896
Facebook, Inc. Class A (a)	2,252,969	387,443
MercadoLibre, Inc.	81,300	21,014
MINDBODY, Inc. (a)	2,113,435	49,983
New Relic, Inc. (a)	722,633	34,614
Okta, Inc. (b)	42,573	1,149
Twilio, Inc. Class A (a)	454,500	13,308
Yext, Inc. (b)	4,042,989	52,599
		1,234,882
IT Services - 0.8%
Cognizant Technology Solutions Corp. Class A	1,485,863	105,155
FleetCor Technologies, Inc. (a)	439,300	63,158
PayPal Holdings, Inc. (a)	1,288,271	79,461
		247,774
Semiconductors & Semiconductor Equipment - 2.6%
Analog Devices, Inc.	475,347	39,772
Broadcom Ltd.	136,784	34,479
Cavium, Inc. (a)	257,800	16,321
Cree, Inc. (a)	22,709	553
Integrated Device Technology, Inc. (a)	1,466,171	36,229
Mellanox Technologies Ltd. (a)	134,100	6,296
Micron Technology, Inc. (a)	2,017,126	64,488
NVIDIA Corp.	226,442	38,368
ON Semiconductor Corp. (a)	5,065,991	86,527
Qorvo, Inc. (a)	2,419,330	177,143
Qualcomm, Inc.	3,255,498	170,165
Semtech Corp. (a)	866,800	32,592
Silergy Corp.	717,000	16,012
Siltronic AG (a)	749,684	73,191
Skyworks Solutions, Inc.	173,200	18,248
		810,384
Software - 4.5%
Activision Blizzard, Inc.	158,431	10,387
Adobe Systems, Inc. (a)	241,816	37,520
Autodesk, Inc. (a)	5,309,629	607,740
Citrix Systems, Inc. (a)	988,780	77,332
Electronic Arts, Inc. (a)	327,493	39,790
HubSpot, Inc. (a)	586,145	42,994
Microsoft Corp.	3,766,812	281,645
Parametric Technology Corp. (a)	1,779,511	99,653
Salesforce.com, Inc. (a)	1,551,220	148,126
Zendesk, Inc. (a)	1,963,519	53,800
		1,398,987
Technology Hardware, Storage & Peripherals - 2.1%
Apple, Inc.	3,356,618	550,485
HP, Inc.	5,026,823	95,912
Western Digital Corp.	307,800	27,170
		673,567

TOTAL INFORMATION TECHNOLOGY		4,606,031

MATERIALS - 1.9%
Chemicals - 1.3%
E.I. du Pont de Nemours & Co.	2,119,200	177,864
LyondellBasell Industries NV Class A	748,200	67,779
Monsanto Co.	152,200	17,838
Platform Specialty Products Corp. (a)	2,403,300	28,071
Sherwin-Williams Co.	168,100	57,031
The Scotts Miracle-Gro Co. Class A	327,900	31,344
W.R. Grace & Co.	539,001	38,528
		418,455
Construction Materials - 0.1%
Eagle Materials, Inc.	387,700	37,704
Containers & Packaging - 0.4%
Ball Corp.	1,264,100	50,551
WestRock Co.	1,120,480	63,767
		114,318
Metals & Mining - 0.1%
Steel Dynamics, Inc.	859,800	29,620

TOTAL MATERIALS		600,097

REAL ESTATE - 2.1%
Equity Real Estate Investment Trusts (REITs) - 2.0%
Altisource Residential Corp. Class B	2,432,917	29,463
American Homes 4 Rent Class A	573,800	12,715
American Tower Corp.	1,022,600	151,396
Boston Properties, Inc.	365,297	44,055
Colony NorthStar, Inc.	3,200,509	41,959
CoreSite Realty Corp.	135,800	16,128
Corporate Office Properties Trust (SBI)	578,000	19,282
Corrections Corp. of America	233,900	6,269
DDR Corp.	773,700	7,489
Equinix, Inc.	112,900	52,883
Extra Space Storage, Inc.	223,836	17,376
Gaming & Leisure Properties	161,800	6,341
Healthcare Trust of America, Inc.	679,300	21,106
Omega Healthcare Investors, Inc. (b)	162,000	5,163
Outfront Media, Inc.	965,362	21,238
Prologis, Inc.	970,200	61,472
SBA Communications Corp. Class A (a)	144,900	22,249
Store Capital Corp.	2,270,600	57,628
Sun Communities, Inc.	212,042	19,150
VEREIT, Inc.	2,601,300	21,955
		635,317
Real Estate Management & Development - 0.1%
CBRE Group, Inc. (a)	573,803	20,703

TOTAL REAL ESTATE		656,020

TELECOMMUNICATION SERVICES - 1.4%
Diversified Telecommunication Services - 1.4%
AT&T, Inc.	5,770,364	216,158
Level 3 Communications, Inc. (a)	659,709	35,908
Verizon Communications, Inc.	3,368,820	161,602
Zayo Group Holdings, Inc. (a)	580,863	19,848
		433,516
Wireless Telecommunication Services - 0.0%
T-Mobile U.S., Inc. (a)	247,801	16,035

TOTAL TELECOMMUNICATION SERVICES		449,551

UTILITIES - 2.2%
Electric Utilities - 1.4%
Edison International	245,133	19,655
Exelon Corp.	2,407,700	91,180
FirstEnergy Corp.	824,748	26,870
Great Plains Energy, Inc.	464,961	14,270
NextEra Energy, Inc.	1,129,800	170,046
PG&E Corp.	1,366,529	96,176
PPL Corp.	539,600	21,174
		439,371
Independent Power and Renewable Electricity Producers - 0.1%
NRG Energy, Inc.	1,043,000	25,981
NRG Yield, Inc. Class C	946,427	17,509
		43,490
Multi-Utilities - 0.7%
CenterPoint Energy, Inc.	285,000	8,442
Dominion Resources, Inc.	1,104,022	86,964
SCANA Corp.	107,956	6,518
Sempra Energy	999,559	117,878
		219,802

TOTAL UTILITIES		702,663

TOTAL COMMON STOCKS
(Cost $15,687,042)		20,654,255

Convertible Preferred Stocks - 0.0%
INFORMATION TECHNOLOGY - 0.0%
Software - 0.0%
MongoDB, Inc. Series F, 8.00% (a)(d)(e)
(Cost $4,704)	281,270	5,174
	Principal Amount (000s)	Value (000s)

Nonconvertible Bonds - 10.8%
CONSUMER DISCRETIONARY - 0.8%
Automobiles - 0.3%
General Motors Co. 3.5% 10/2/18	5,595	5,687
General Motors Financial Co., Inc.:
3.15% 1/15/20	19,000	19,387
3.25% 5/15/18	2,895	2,924
3.5% 7/10/19	41,541	42,559
4% 1/15/25	7,674	7,774
4.2% 3/1/21	10,665	11,230
4.25% 5/15/23	3,220	3,356
		92,917
Diversified Consumer Services - 0.0%
Ingersoll-Rand Global Holding Co. Ltd. 2.875% 1/15/19	617	625
Hotels, Restaurants & Leisure - 0.0%
McDonald's Corp.:
2.75% 12/9/20	1,722	1,764
3.7% 1/30/26	4,539	4,778
		6,542
Media - 0.5%
21st Century Fox America, Inc. 7.75% 12/1/45	9,421	14,325
AOL Time Warner, Inc. 2.95% 7/15/26	23,000	21,792
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.:
4.464% 7/23/22	10,261	10,859
4.908% 7/23/25	6,898	7,390
Time Warner Cable, Inc.:
4% 9/1/21	10,989	11,450
4.5% 9/15/42	3,752	3,465
5.5% 9/1/41	3,051	3,125
5.875% 11/15/40	7,066	7,579
6.55% 5/1/37	40,485	46,799
6.75% 7/1/18	1,974	2,050
7.3% 7/1/38	7,024	8,659
8.25% 4/1/19	11,974	13,081
Time Warner, Inc. 2.1% 6/1/19	12,500	12,533
		163,107

TOTAL CONSUMER DISCRETIONARY		263,191

CONSUMER STAPLES - 0.7%
Beverages - 0.3%
Anheuser-Busch InBev Finance, Inc.:
2.65% 2/1/21	18,881	19,236
3.3% 2/1/23	20,335	21,095
4.7% 2/1/36	19,253	21,344
4.9% 2/1/46	22,019	25,089
		86,764
Food & Staples Retailing - 0.1%
CVS Health Corp.:
3.5% 7/20/22	4,494	4,699
3.875% 7/20/25	7,967	8,368
Walgreens Boots Alliance, Inc.:
2.7% 11/18/19	3,939	4,005
3.3% 11/18/21	4,671	4,839
		21,911
Food Products - 0.0%
William Wrigley Jr. Co. 2% 10/20/17 (f)	5,313	5,316
Tobacco - 0.3%
Altria Group, Inc.:
2.625% 1/14/20	12,900	13,132
4% 1/31/24	3,615	3,883
Imperial Tobacco Finance PLC:
3.75% 7/21/22 (f)	8,553	8,916
4.25% 7/21/25 (f)	8,553	9,083
Reynolds American, Inc.:
2.3% 6/12/18	3,810	3,825
3.25% 6/12/20	1,695	1,746
4% 6/12/22	5,830	6,184
4.45% 6/12/25	4,227	4,568
4.85% 9/15/23	8,000	8,844
5.7% 8/15/35	2,194	2,569
5.85% 8/15/45	16,830	20,341
6.15% 9/15/43	14,000	17,362
7.25% 6/15/37	7,569	10,402
		110,855

TOTAL CONSUMER STAPLES		224,846

ENERGY - 1.8%
Energy Equipment & Services - 0.1%
El Paso Pipeline Partners Operating Co. LLC:
5% 10/1/21	2,791	3,021
6.5% 4/1/20	3,517	3,862
Halliburton Co.:
3.8% 11/15/25	4,660	4,814
4.85% 11/15/35	4,069	4,412
Noble Holding International Ltd.:
5.75% 3/16/18	617	622
7.7% 4/1/25 (g)	3,936	2,932
8.7% 4/1/45 (g)	3,799	2,716
		22,379
Oil, Gas & Consumable Fuels - 1.7%
Amerada Hess Corp. 7.875% 10/1/29	4,487	5,408
Anadarko Finance Co. 7.5% 5/1/31	13,089	16,443
Anadarko Petroleum Corp.:
4.85% 3/15/21	12,068	12,828
5.55% 3/15/26	6,563	7,326
6.45% 9/15/36	1,840	2,150
6.6% 3/15/46	8,910	10,779
Canadian Natural Resources Ltd.:
1.75% 1/15/18	2,851	2,850
5.85% 2/1/35	4,725	5,274
Cenovus Energy, Inc.:
4.25% 4/15/27 (f)	9,753	9,414
5.7% 10/15/19	2,158	2,268
Columbia Pipeline Group, Inc.:
2.45% 6/1/18	1,617	1,623
3.3% 6/1/20	7,911	8,138
4.5% 6/1/25	2,416	2,595
DCP Midstream LLC:
4.75% 9/30/21 (f)	6,909	7,082
5.35% 3/15/20 (f)	6,814	7,172
DCP Midstream Operating LP:
3.875% 3/15/23	2,761	2,689
4.95% 4/1/22	1,267	1,308
5.6% 4/1/44	2,216	2,061
Duke Energy Field Services 6.45% 11/3/36 (f)	6,493	6,834
Empresa Nacional de Petroleo 4.375% 10/30/24 (f)	5,615	5,901
Enable Midstream Partners LP:
2.4% 5/15/19 (g)	1,957	1,948
3.9% 5/15/24 (g)	2,064	2,067
Enbridge Energy Partners LP:
4.2% 9/15/21	8,103	8,552
4.375% 10/15/20	5,808	6,114
Enbridge, Inc.:
4.25% 12/1/26	3,252	3,425
5.5% 12/1/46	3,753	4,305
Kinder Morgan Energy Partners LP 6.55% 9/15/40	904	1,051
Marathon Petroleum Corp. 5.125% 3/1/21	4,415	4,789
Nakilat, Inc. 6.067% 12/31/33 (f)	2,490	2,929
Nexen, Inc. 6.2% 7/30/19	2,252	2,406
Petrobras Global Finance BV:
4.375% 5/20/23	4,137	4,050
5.625% 5/20/43	22,261	19,523
7.25% 3/17/44	30,172	31,077
Petrobras International Finance Co. Ltd. 5.375% 1/27/21	38,192	39,498
Petroleos Mexicanos:
3.5% 7/23/20	8,815	9,049
3.5% 1/30/23	5,005	4,961
4.5% 1/23/26	11,915	12,031
4.625% 9/21/23	13,980	14,553
4.875% 1/24/22	1,430	1,503
4.875% 1/18/24	7,021	7,312
5.375% 3/13/22 (f)	4,960	5,322
5.5% 1/21/21	13,423	14,389
5.5% 6/27/44	6,301	5,929
5.625% 1/23/46	11,673	10,976
6% 3/5/20	4,797	5,174
6.375% 1/23/45	26,396	27,214
6.5% 3/13/27 (f)	8,390	9,397
6.5% 6/2/41	8,420	8,896
6.75% 9/21/47	12,583	13,528
6.75% 9/21/47 (f)	8,930	9,601
6.875% 8/4/26	13,000	14,947
8% 5/3/19	3,943	4,318
Phillips 66 Co. 4.3% 4/1/22	6,383	6,865
Phillips 66 Partners LP 2.646% 2/15/20	652	655
Southeast Supply Header LLC 4.25% 6/15/24 (f)	5,790	6,015
Southwestern Energy Co.:
5.8% 1/23/20 (g)	5,591	5,759
6.7% 1/23/25 (g)	4,632	4,516
The Williams Companies, Inc.:
3.7% 1/15/23	5,046	5,008
4.55% 6/24/24	25,316	25,886
Western Gas Partners LP:
4.65% 7/1/26	2,228	2,317
5.375% 6/1/21	14,415	15,570
Williams Partners LP:
3.6% 3/15/22	6,925	7,140
3.9% 1/15/25	2,391	2,457
4% 11/15/21	3,157	3,313
4.3% 3/4/24	10,014	10,615
4.5% 11/15/23	3,444	3,690
		530,783

TOTAL ENERGY		553,162

FINANCIALS - 4.8%
Banks - 2.6%
Banco Nacional de Desenvolvimento Economico e Social:
4% 4/14/19 (f)	1,325	1,351
5.5% 7/12/20 (f)	21,376	22,541
5.75% 9/26/23 (f)	5,809	6,294
6.5% 6/10/19 (f)	2,097	2,231
Bank of America Corp.:
2.6% 1/15/19	57,427	57,998
3.5% 4/19/26	9,902	10,085
3.875% 8/1/25	9,873	10,380
3.95% 4/21/25	6,998	7,227
4.2% 8/26/24	11,449	12,057
4.25% 10/22/26	6,748	7,079
5.75% 12/1/17	19,000	19,186
Barclays PLC:
2% 3/16/18	16,700	16,717
2.75% 11/8/19	5,728	5,797
3.25% 1/12/21	8,790	8,983
4.375% 1/12/26	11,847	12,456
BB&T Corp. 3.95% 3/22/22	1,805	1,920
Citigroup, Inc.:
1.75% 5/1/18	21,658	21,672
1.85% 11/24/17	13,884	13,893
2.15% 7/30/18	17,815	17,878
3.875% 3/26/25	17,000	17,417
4.05% 7/30/22	17,500	18,439
4.3% 11/20/26	14,000	14,663
Citizens Bank NA 2.55% 5/13/21	3,064	3,091
Citizens Financial Group, Inc. 4.15% 9/28/22 (f)	7,659	8,067
Credit Suisse Group Funding Guernsey Ltd.:
2.75% 3/26/20	8,440	8,558
3.75% 3/26/25	8,440	8,651
3.8% 9/15/22	13,270	13,872
3.8% 6/9/23	16,850	17,569
Credit Suisse New York Branch 5.4% 1/14/20	1,450	1,558
Discover Bank 7% 4/15/20	4,144	4,592
Fifth Third Bancorp:
2.875% 7/27/20	43,000	43,995
3.5% 3/15/22	638	665
4.5% 6/1/18	584	596
HBOS PLC 6.75% 5/21/18 (f)	560	579
HSBC Holdings PLC 4.25% 3/14/24	3,415	3,595
Huntington Bancshares, Inc. 7% 12/15/20	3,353	3,846
Huntington National Bank:
1.7% 2/26/18	37,500	37,528
2.2% 4/1/19	3,200	3,216
2.4% 4/1/20	40,000	40,363
Intesa Sanpaolo SpA:
5.017% 6/26/24 (f)	5,410	5,537
5.71% 1/15/26 (f)	13,365	14,125
JPMorgan Chase & Co.:
2.75% 6/23/20	10,395	10,611
2.95% 10/1/26	34,906	34,371
3.875% 9/10/24	24,177	25,312
4.125% 12/15/26	61,229	64,500
KeyCorp. 5.1% 3/24/21	628	689
Rabobank Nederland 4.375% 8/4/25	13,516	14,349
Regions Bank 6.45% 6/26/37	12,100	15,180
Regions Financial Corp. 3.2% 2/8/21	5,563	5,712
Royal Bank of Scotland Group PLC:
5.125% 5/28/24	65,325	68,907
6% 12/19/23	12,648	14,016
6.1% 6/10/23	9,334	10,315
6.125% 12/15/22	39,429	43,421
SunTrust Banks, Inc. 2.35% 11/1/18	3,000	3,019
		836,669
Capital Markets - 1.2%
Affiliated Managers Group, Inc.:
3.5% 8/1/25	9,670	9,891
4.25% 2/15/24	3,357	3,566
Credit Suisse AG 6% 2/15/18	17,158	17,474
Deutsche Bank AG 4.5% 4/1/25	27,715	27,984
Deutsche Bank AG London Branch 2.85% 5/10/19	18,270	18,475
Goldman Sachs Group, Inc.:
1.748% 9/15/17	24,600	24,602
2.55% 10/23/19	85,599	86,618
2.6% 4/23/20	1,000	1,012
2.625% 1/31/19	30,072	30,383
2.9% 7/19/18	10,319	10,421
5.95% 1/18/18	5,343	5,427
6.15% 4/1/18	3,993	4,093
IntercontinentalExchange, Inc. 2.75% 12/1/20	3,082	3,151
Lazard Group LLC 4.25% 11/14/20	5,286	5,614
Moody's Corp.:
3.25% 1/15/28 (f)	4,208	4,242
4.875% 2/15/24	3,952	4,408
Morgan Stanley:
2.125% 4/25/18	18,100	18,152
2.5% 1/24/19	43,150	43,556
2.65% 1/27/20	2,659	2,701
3.125% 7/27/26	1,531	1,511
3.7% 10/23/24	5,388	5,613
4.875% 11/1/22	8,674	9,447
5.625% 9/23/19	547	586
5.95% 12/28/17	301	305
Peachtree Corners Funding Trust 3.976% 2/15/25 (f)	10,000	10,281
Thomson Reuters Corp. 3.85% 9/29/24	5,214	5,504
UBS AG Stamford Branch 2.375% 8/14/19	12,750	12,880
UBS Group Funding Ltd. 4.125% 9/24/25 (f)	9,717	10,308
		378,205
Consumer Finance - 0.4%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust 3.5% 5/26/22	3,172	3,260
Capital One Financial Corp. 2.45% 4/24/19	5,260	5,299
Discover Financial Services:
3.85% 11/21/22	2,701	2,809
3.95% 11/6/24	20,000	20,669
5.2% 4/27/22	2,488	2,725
Ford Motor Credit Co. LLC:
2.145% 1/9/18	25,000	25,028
2.875% 10/1/18	11,000	11,110
5% 5/15/18	10,000	10,215
5.875% 8/2/21	12,574	14,051
Hyundai Capital America:
2.125% 10/2/17 (f)	2,357	2,358
2.55% 2/6/19 (f)	6,671	6,698
2.875% 8/9/18 (f)	2,848	2,872
Synchrony Financial:
3% 8/15/19	2,283	2,316
3.75% 8/15/21	8,466	8,751
4.25% 8/15/24	3,469	3,632
		121,793
Diversified Financial Services - 0.1%
Brixmor Operating Partnership LP:
3.25% 9/15/23	11,325	11,309
3.875% 8/15/22	10,251	10,599
4.125% 6/15/26	3,990	4,048
Voya Financial, Inc. 3.125% 7/15/24	4,991	4,978
		30,934
Insurance - 0.5%
AIA Group Ltd. 2.25% 3/11/19 (f)	1,416	1,418
American International Group, Inc.:
3.3% 3/1/21	4,640	4,802
3.75% 7/10/25	14,847	15,424
4.875% 6/1/22	11,881	13,134
Aon Corp. 5% 9/30/20	129	140
Great-West Life & Annuity Insurance Co. 3 month U.S. LIBOR + 2.538% 3.8522% 5/16/46 (f)(g)(h)	2,508	2,470
Liberty Mutual Group, Inc.:
4.25% 6/15/23 (f)	6,498	7,011
5% 6/1/21 (f)	8,525	9,310
Marsh & McLennan Companies, Inc. 4.8% 7/15/21	4,819	5,265
Massachusetts Mutual Life Insurance Co. 4.5% 4/15/65 (f)	9,547	9,982
Metropolitan Life Global Funding I 1.875% 6/22/18 (f)	7,075	7,091
Northwestern Mutual Life Insurance Co. 6.063% 3/30/40 (f)	4,915	6,505
Pacific Life Insurance Co. 9.25% 6/15/39 (f)	3,967	6,545
Pacific LifeCorp:
5.125% 1/30/43 (f)	7,709	8,646
6% 2/10/20 (f)	10,987	11,930
Prudential Financial, Inc.:
2.3% 8/15/18	888	894
7.375% 6/15/19	2,520	2,763
Teachers Insurance & Annuity Association of America 4.9% 9/15/44 (f)	8,243	9,358
TIAA Asset Management Finance LLC:
2.95% 11/1/19 (f)	1,938	1,971
4.125% 11/1/24 (f)	2,810	2,990
Unum Group:
3.875% 11/5/25	9,271	9,634
5.625% 9/15/20	3,860	4,232
5.75% 8/15/42	12,079	14,583
		156,098

TOTAL FINANCIALS		1,523,699

HEALTH CARE - 0.5%
Biotechnology - 0.0%
AbbVie, Inc. 3.2% 11/6/22	8,127	8,370
Health Care Providers & Services - 0.2%
HCA Holdings, Inc.:
3.75% 3/15/19	11,874	12,082
4.25% 10/15/19	20,200	20,831
4.75% 5/1/23	375	396
5.875% 3/15/22	450	499
6.5% 2/15/20	12,966	14,120
Medco Health Solutions, Inc. 4.125% 9/15/20	5,031	5,308
WellPoint, Inc. 1.875% 1/15/18	195	195
		53,431
Life Sciences Tools & Services - 0.1%
Thermo Fisher Scientific, Inc.:
2.4% 2/1/19	1,100	1,108
3.3% 2/15/22	13,389	13,923
		15,031
Pharmaceuticals - 0.2%
Actavis Funding SCS:
2.45% 6/15/19	3,839	3,875
3% 3/12/20	7,106	7,252
3.45% 3/15/22	12,371	12,853
Mylan N.V.:
2.5% 6/7/19	4,811	4,827
3.15% 6/15/21	9,840	9,980
3.95% 6/15/26	4,843	4,934
Perrigo Finance PLC:
3.5% 12/15/21	739	766
3.9% 12/15/24	2,611	2,692
Teva Pharmaceutical Finance Netherlands III BV:
2.2% 7/21/21	6,966	6,629
2.8% 7/21/23	4,987	4,700
3.15% 10/1/26	5,937	5,433
Zoetis, Inc. 1.875% 2/1/18	992	992
		64,933

TOTAL HEALTH CARE		141,765

INDUSTRIALS - 0.2%
Aerospace & Defense - 0.0%
BAE Systems Holdings, Inc. 6.375% 6/1/19 (f)	5,000	5,374
Airlines - 0.0%
Continental Airlines, Inc.:
6.648% 9/15/17	176	176
6.9% 1/2/18	54	55
U.S. Airways pass-thru trust certificates:
6.85% 1/30/18	316	323
8.36% 1/20/19	283	283
		837
Machinery - 0.0%
Ingersoll-Rand Luxembourg Finance SA 2.625% 5/1/20	1,829	1,853
Trading Companies & Distributors - 0.2%
Air Lease Corp.:
2.125% 1/15/18	3,319	3,324
2.625% 9/4/18	8,396	8,465
3.375% 6/1/21	4,953	5,109
3.75% 2/1/22	7,839	8,239
3.875% 4/1/21	6,320	6,618
4.25% 9/15/24	5,492	5,823
4.75% 3/1/20	5,518	5,862
		43,440

TOTAL INDUSTRIALS		51,504

INFORMATION TECHNOLOGY - 0.0%
Electronic Equipment & Components - 0.0%
Tyco Electronics Group SA:
2.375% 12/17/18	1,262	1,269
6.55% 10/1/17	1,119	1,123
		2,392
Technology Hardware, Storage & Peripherals - 0.0%
Hewlett Packard Enterprise Co. 6.35% 10/15/45 (g)	1,397	1,483

TOTAL INFORMATION TECHNOLOGY		3,875

MATERIALS - 0.1%
Metals & Mining - 0.1%
BHP Billiton Financial (U.S.A.) Ltd.:
6.25% 10/19/75 (f)(g)	3,645	3,996
6.75% 10/19/75 (f)(g)	9,054	10,503
Corporacion Nacional del Cobre de Chile (Codelco):
3.625% 8/1/27 (f)	2,954	2,991
4.5% 8/13/23 (Reg. S)	10,600	11,529
4.5% 8/1/47 (f)	3,000	3,080
		32,099
REAL ESTATE - 1.0%
Equity Real Estate Investment Trusts (REITs) - 0.6%
Alexandria Real Estate Equities, Inc.:
2.75% 1/15/20	1,369	1,384
4.6% 4/1/22	2,434	2,617
American Campus Communities Operating Partnership LP 3.75% 4/15/23	1,759	1,829
American Tower Corp. 2.8% 6/1/20	8,000	8,149
AvalonBay Communities, Inc. 3.625% 10/1/20	2,800	2,919
Camden Property Trust 2.95% 12/15/22	2,417	2,437
CommonWealth REIT 5.875% 9/15/20	1,166	1,249
Corporate Office Properties LP:
3.7% 6/15/21	4,267	4,396
5% 7/1/25	4,089	4,411
DDR Corp.:
3.625% 2/1/25	4,613	4,509
3.9% 8/15/24	1,328	1,344
4.25% 2/1/26	3,429	3,461
4.625% 7/15/22	4,470	4,732
Duke Realty LP:
3.625% 4/15/23	3,152	3,277
3.75% 12/1/24	2,549	2,667
3.875% 10/15/22	5,452	5,764
Equity One, Inc. 3.75% 11/15/22	8,200	8,523
Federal Realty Investment Trust 5.9% 4/1/20	1,971	2,157
HCP, Inc.:
3.15% 8/1/22	7,000	7,148
3.875% 8/15/24	13,000	13,556
Health Care REIT, Inc.:
2.25% 3/15/18	2,600	2,604
4.125% 4/1/19	13,700	14,107
4.7% 9/15/17	843	844
Lexington Corporate Properties Trust 4.4% 6/15/24	2,249	2,284
Omega Healthcare Investors, Inc.:
4.375% 8/1/23	11,855	12,384
4.5% 1/15/25	4,460	4,585
4.5% 4/1/27	34,977	35,509
4.75% 1/15/28	11,399	11,605
4.95% 4/1/24	2,101	2,229
5.25% 1/15/26	10,420	11,182
Retail Opportunity Investments Partnership LP:
4% 12/15/24	1,583	1,548
5% 12/15/23	1,140	1,196
Weingarten Realty Investors 3.375% 10/15/22	1,228	1,260
WP Carey, Inc. 4% 2/1/25	9,404	9,613
		197,479
Real Estate Management & Development - 0.4%
Brandywine Operating Partnership LP:
3.95% 2/15/23	8,551	8,747
4.1% 10/1/24	6,548	6,655
4.55% 10/1/29	7,034	7,247
4.95% 4/15/18	4,846	4,927
Digital Realty Trust LP:
3.4% 10/1/20	9,100	9,419
3.95% 7/1/22	5,951	6,315
4.75% 10/1/25	6,539	7,130
5.25% 3/15/21	4,138	4,517
Liberty Property LP:
3.375% 6/15/23	3,313	3,388
4.125% 6/15/22	3,219	3,409
4.75% 10/1/20	8,747	9,318
Mack-Cali Realty LP:
2.5% 12/15/17	4,556	4,561
3.15% 5/15/23	7,438	7,098
4.5% 4/18/22	2,016	2,075
Post Apartment Homes LP 3.375% 12/1/22	1,364	1,404
Tanger Properties LP:
3.125% 9/1/26	4,924	4,683
3.75% 12/1/24	4,790	4,872
3.875% 12/1/23	2,716	2,793
Ventas Realty LP:
3.125% 6/15/23	2,534	2,561
3.5% 2/1/25	2,833	2,877
3.75% 5/1/24	7,900	8,171
4.125% 1/15/26	2,782	2,928
4.375% 2/1/45	1,322	1,335
Ventas Realty LP/Ventas Capital Corp.:
2% 2/15/18	4,056	4,060
4% 4/30/19	1,999	2,057
		122,547

TOTAL REAL ESTATE		320,026

TELECOMMUNICATION SERVICES - 0.3%
Diversified Telecommunication Services - 0.3%
AT&T, Inc.:
2.45% 6/30/20	5,759	5,808
3.6% 2/17/23	13,016	13,412
BellSouth Capital Funding Corp. 7.875% 2/15/30	61	81
Verizon Communications, Inc.:
2.625% 2/21/20	5,764	5,882
4.5% 9/15/20	45,631	48,948
5.012% 4/15/49	5,561	5,585
5.012% 8/21/54	23,143	22,754
		102,470
UTILITIES - 0.6%
Electric Utilities - 0.5%
Duquesne Light Holdings, Inc.:
5.9% 12/1/21 (f)	5,539	6,275
6.4% 9/15/20 (f)	14,254	15,975
Edison International 3.75% 9/15/17	4,499	4,501
Eversource Energy 1.45% 5/1/18	1,676	1,675
Exelon Corp. 3.95% 6/15/25	7,948	8,391
FirstEnergy Corp.:
4.25% 3/15/23	27,079	28,735
7.375% 11/15/31	35,412	47,792
FirstEnergy Solutions Corp. 6.05% 8/15/21	12,120	5,545
IPALCO Enterprises, Inc.:
3.45% 7/15/20	13,932	14,071
3.7% 9/1/24 (f)	3,782	3,814
LG&E and KU Energy LLC 3.75% 11/15/20	1,034	1,082
Nevada Power Co. 6.5% 8/1/18	2,642	2,758
NV Energy, Inc. 6.25% 11/15/20	1,957	2,201
Pennsylvania Electric Co. 6.05% 9/1/17	618	618
PG&E Corp. 2.4% 3/1/19	931	937
Progress Energy, Inc. 4.4% 1/15/21	405	431
TECO Finance, Inc. 5.15% 3/15/20	164	175
West Penn Power Co. 5.95% 12/15/17 (f)	6,500	6,572
		151,548
Gas Utilities - 0.0%
Southern Natural Gas Co./Southern Natural Issuing Corp. 4.4% 6/15/21	2,473	2,614
Texas Eastern Transmission LP 6% 9/15/17 (f)	1,301	1,302
		3,916
Independent Power and Renewable Electricity Producers - 0.0%
Emera U.S. Finance LP:
2.15% 6/15/19	2,358	2,361
2.7% 6/15/21	2,321	2,345
3.55% 6/15/26	3,712	3,782
		8,488
Multi-Utilities - 0.1%
Dominion Resources, Inc.:
3 month U.S. LIBOR + 2.300% 3.5964% 9/30/66 (g)(h)	20,448	18,749
3 month U.S. LIBOR + 2.825% 4.1214% 6/30/66 (g)(h)	5,485	5,314
NiSource Finance Corp. 6.8% 1/15/19	624	664
Puget Energy, Inc. 6% 9/1/21	813	918
Wisconsin Energy Corp. 3 month U.S. LIBOR + 2.113% 3.4275% 5/15/67 (g)(h)	4,882	4,723
		30,368

TOTAL UTILITIES		194,320

TOTAL NONCONVERTIBLE BONDS
(Cost $3,281,185)		3,410,957

U.S. Government and Government Agency Obligations - 10.0%
U.S. Treasury Inflation-Protected Obligations - 1.7%
U.S. Treasury Inflation-Indexed Bonds:
0.75% 2/15/45	$122,142	$118,273
1% 2/15/46	25,545	26,318
1.375% 2/15/44	102,469	114,712
U.S. Treasury Inflation-Indexed Notes:
0.125% 7/15/26	73,067	71,821
0.25% 1/15/25	65,181	65,047
0.375% 1/15/27	30,341	30,324
0.625% 1/15/26	103,091	105,522

TOTAL U.S. TREASURY INFLATION-PROTECTED OBLIGATIONS		532,017

U.S. Treasury Obligations - 8.3%
U.S. Treasury Bills, yield at date of purchase 0.99% to 1.03% 9/14/17 to 11/16/17 (i)	6,570	6,563
U.S. Treasury Bonds:
3% 5/15/45 (j)	30,750	32,468
3% 11/15/45	85,886	90,616
3% 2/15/47	148,375	156,570
3% 5/15/47	68,210	72,012
U.S. Treasury Notes:
1.25% 3/31/21	287,028	284,068
1.25% 10/31/21	441,071	434,352
1.5% 8/15/26	20,991	19,976
1.75% 6/30/22	95,692	95,868
1.875% 3/31/22	207,272	209,029
1.875% 8/31/24	377,750	375,891
2% 12/31/21	442,692	449,108
2.125% 7/31/24	336,093	340,045
2.375% 5/15/27	31,530	32,215

TOTAL U.S. TREASURY OBLIGATIONS		2,598,781

TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $3,117,311)		3,130,798

U.S. Government Agency - Mortgage Securities - 0.3%
Fannie Mae - 0.2%
12 month U.S. LIBOR + 1.553% 3.338% 6/1/36 (g)(h)	82	84
12 month U.S. LIBOR + 1.900% 3.606% 7/1/37 (g)(h)	172	179
2.5% 11/1/42 to 4/1/43	1,041	1,026
3% 12/1/30 to 9/1/46	15,877	16,145
3.5% 9/1/29 to 3/1/44	8,011	8,402
4% 11/1/31	1,408	1,501
4.5% 12/1/23 to 6/1/41	783	841
5% 7/1/33 to 11/1/44	8,043	8,851
5.5% 9/1/24 to 9/1/41	10,054	11,073
6% 6/1/35 to 8/1/37	2,988	3,410
6.5% 7/1/32 to 8/1/36	604	699

TOTAL FANNIE MAE		52,211

Freddie Mac - 0.1%
6 month U.S. LIBOR + 2.755% 4.096% 10/1/35 (g)(h)	108	114
3% 4/1/31 to 6/1/31	1,686	1,744
3.5% 4/1/43 to 4/1/46	17,457	18,155
4% 1/1/41 to 2/1/46	17,442	18,540
4.5% 7/1/25 to 4/1/41	7,294	7,891
5% 3/1/19 to 7/1/41	2,629	2,885
5.5% 1/1/34 to 3/1/40	661	737
6% 7/1/37 to 8/1/37	160	183
6.5% 3/1/36	463	536

TOTAL FREDDIE MAC		50,785

Ginnie Mae - 0.0%
3.5% 3/15/42	205	215
4% 9/20/40 to 1/15/43	4,750	5,066
4.5% 4/20/41	1,534	1,659
5% 5/15/39	519	572
5.5% 2/15/37 to 1/15/39	354	398

TOTAL GINNIE MAE		7,910

TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES
(Cost $109,763)		110,906

Asset-Backed Securities - 0.2%
Accredited Mortgage Loan Trust Series 2005-1 Class M1, 1 month U.S. LIBOR + 0.705% 1.9394% 4/25/35 (g)(h)	$729	$719
ACE Securities Corp. Home Equity Loan Trust Series 2004-HE1 Class M2, 1 month U.S. LIBOR + 1.650% 2.8844% 3/25/34 (g)(h)	207	207
Ameriquest Mortgage Securities, Inc. pass-thru certificates:
Series 2003-10 Class M1, 1 month U.S. LIBOR + 1.050% 2.2844% 12/25/33 (g)(h)	37	36
Series 2004-R2 Class M3, 1 month U.S. LIBOR + 0.825% 2.0594% 4/25/34 (g)(h)	99	88
Argent Securities, Inc. pass-thru certificates:
Series 2003-W7 Class A2, 1 month U.S. LIBOR + 0.780% 2.0144% 3/25/34 (g)(h)	53	50
Series 2004-W11 Class M2, 1 month U.S. LIBOR + 1.050% 2.2844% 11/25/34 (g)(h)	507	505
Series 2004-W7 Class M1, 1 month U.S. LIBOR + 0.825% 2.0594% 5/25/34 (g)(h)	1,255	1,204
Series 2006-W4 Class A2C, 1 month U.S. LIBOR + 0.160% 1.3944% 5/25/36 (g)(h)	1,193	463
Asset Backed Securities Corp. Home Equity Loan Trust:
Series 2004-HE2 Class M1, 1 month U.S. LIBOR + 0.825% 2.0594% 4/25/34 (g)(h)	1,518	1,424
Series 2006-HE2 Class M1, 1 month U.S. LIBOR + 0.370% 1.6044% 3/25/36 (g)(h)	18	7
Blackbird Capital Aircraft Series 2016-1A:
Class A, 4.213% 12/16/41 (f)	17,655	18,293
Class AA, 2.487% 12/16/41 (f)	4,294	4,320
Capital Auto Receivables Asset Trust Series 2016-1 Class A3, 1.73% 4/20/20	10,478	10,488
Carrington Mortgage Loan Trust Series 2007-RFC1 Class A3, 1 month U.S. LIBOR + 0.140% 1.3744% 12/25/36 (g)(h)	1,978	1,647
Countrywide Home Loans, Inc.:
Series 2004-3 Class M4, 1 month U.S. LIBOR + 1.455% 2.6894% 4/25/34 (g)(h)	57	54
Series 2004-4 Class M2, 1 month U.S. LIBOR + 0.795% 2.0294% 6/25/34 (g)(h)	86	86
Series 2004-7 Class AF5, 5.868% 1/25/35	671	681
Credit Suisse First Boston Mortgage Securities Corp.:
Series 2003-2 Class M1, 1 month U.S. LIBOR + 1.320% 2.5544% 8/25/33 (g)(h)	212	209
Series 2003-3 Class M1, 1 month U.S. LIBOR + 1.290% 2.5244% 8/25/33 (g)(h)	376	366
Series 2003-5 Class A2, 1 month U.S. LIBOR + 0.700%1.9322% 12/25/33 (g)(h)	36	35
Fannie Mae Series 2004-T5 Class AB3, 1 month U.S. LIBOR + 0.392% 1.9452% 5/28/35 (g)(h)	43	41
Fieldstone Mortgage Investment Corp. Series 2004-3 Class M5, 1 month U.S. LIBOR + 2.175% 3.4094% 8/25/34 (g)(h)	238	232
First Franklin Mortgage Loan Trust Series 2004-FF2 Class M3, 1 month U.S. LIBOR + 0.825% 2.0594% 3/25/34 (g)(h)	3	2
Fremont Home Loan Trust Series 2005-A:
Class M3, 1 month U.S. LIBOR + 0.735% 1.9694% 1/25/35 (g)(h)	1,041	1,018
Class M4, 1 month U.S. LIBOR + 1.020% 2.2544% 1/25/35 (g)(h)	381	223
GCO Education Loan Funding Master Trust II Series 2007-1A Class C1L, 3 month U.S. LIBOR + 0.380% 1.6972% 2/25/47 (f)(g)(h)	1,420	1,344
GE Business Loan Trust Series 2006-2A:
Class A, 1 month U.S. LIBOR + 0.180% 1.4089% 11/15/34 (f)(g)(h)	367	356
Class B, 1 month U.S. LIBOR + 0.280% 1.5067% 11/15/34 (f)(g)(h)	133	124
Class C, 1 month U.S. LIBOR + 0.380% 1.6067% 11/15/34 (f)(g)(h)	220	204
Class D, 1 month U.S. LIBOR + 0.750% 1.9767% 11/15/34 (f)(g)(h)	84	76
HSI Asset Securitization Corp. Trust Series 2007-HE1 Class 2A3, 1 month U.S. LIBOR + 0.190% 1.4244% 1/25/37 (g)(h)	1,581	1,126
Keycorp Student Loan Trust Series 2006-A Class 2C, 3 month U.S. LIBOR + 1.150% 2.4433% 3/27/42 (g)(h)	2,909	2,009
MASTR Asset Backed Securities Trust Series 2007-HE1 Class M1, 1 month U.S. LIBOR + 0.300% 1.5344% 5/25/37 (g)(h)	303	91
Meritage Mortgage Loan Trust Series 2004-1 Class M1, 1 month U.S. LIBOR + 0.750% 1.9844% 7/25/34 (g)(h)	89	84
Merrill Lynch Mortgage Investors Trust:
Series 2003-OPT1 Class M1, 1 month U.S. LIBOR + 0.975% 2.2094% 7/25/34 (g)(h)	135	130
Series 2006-FM1 Class A2B, 1 month U.S. LIBOR + 0.110% 1.3444% 4/25/37 (g)(h)	3	2
Series 2006-OPT1 Class A1A, 1 month U.S. LIBOR + 0.520% 1.7544% 6/25/35 (g)(h)	1,216	1,179
Morgan Stanley ABS Capital I Trust:
Series 2004-HE6 Class A2, 1 month U.S. LIBOR + 0.680% 1.9144% 8/25/34 (g)(h)	63	56
Series 2005-NC1 Class M1, 1 month U.S. LIBOR + 0.660% 1.8944% 1/25/35 (g)(h)	134	129
Series 2005-NC2 Class B1, 1 month U.S. LIBOR + 1.755% 2.9894% 3/25/35 (g)(h)	137	4
New Century Home Equity Loan Trust Series 2005-4 Class M2, 1 month U.S. LIBOR + 0.510% 1.7444% 9/25/35 (g)(h)	1,566	1,535
Park Place Securities, Inc.:
Series 2004-WCW1:
Class M3, 1 month U.S. LIBOR + 1.875% 3.1072% 9/25/34 (g)(h)	526	521
Class M4, 1 month U.S. LIBOR + 2.175% 3.4072% 9/25/34 (g)(h)	750	605
Series 2005-WCH1 Class M4, 1 month U.S. LIBOR + 1.245% 2.4794% 1/25/36 (g)(h)	1,620	1,595
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-HE1 Class A, 1 month U.S. LIBOR + 0.800% 2.0344% 4/25/33 (g)(h)	6	5
Saxon Asset Securities Trust Series 2004-1 Class M1, 1 month U.S. LIBOR + 0.795% 2.0294% 3/25/35 (g)(h)	530	520
SLM Private Credit Student Loan Trust Series 2004-A Class C, 3 month U.S. LIBOR + 0.950% 2.1956% 6/15/33 (g)(h)	199	199
Structured Asset Investment Loan Trust Series 2004-8 Class M5, 1 month U.S. LIBOR + 1.725% 2.9594% 9/25/34 (g)(h)	36	33
Terwin Mortgage Trust Series 2003-4HE Class A1, 1 month U.S. LIBOR + 0.860% 2.0944% 9/25/34 (g)(h)	32	30
Trapeza CDO XII Ltd./Trapeza CDO XII, Inc. Series 2007-12A Class B, 3 month U.S. LIBOR + 0.560% 1.7098% 4/6/42 (e)(f)(g)(h)	2,116	1,069
TOTAL ASSET-BACKED SECURITIES
(Cost $46,166)		55,424

Collateralized Mortgage Obligations - 0.1%
Private Sponsor - 0.0%
Bear Stearns ALT-A Trust floater Series 2005-1 Class A1, 1 month U.S. LIBOR + 0.560% 1.7944% 1/25/35 (g)(h)	608	613
First Horizon Mortgage pass-thru Trust Series 2004-AR5 Class 2A1, 3.1125% 10/25/34 (g)	281	283
JPMorgan Mortgage Trust sequential payer Series 2006-A5 Class 3A5, 3.4234% 8/25/36 (g)	717	689
Merrill Lynch Alternative Note Asset Trust floater Series 2007-OAR1 Class A1, 1 month U.S. LIBOR + 0.170% 1.3861% 2/25/37 (g)(h)	414	403
Opteum Mortgage Acceptance Corp. floater Series 2005-3 Class APT, 1 month U.S. LIBOR + 0.290% 1.5244% 7/25/35 (g)(h)	512	505
RESI Finance LP/RESI Finance DE Corp. floater Series 2003-B:
Class B5, 1 month U.S. LIBOR + 2.350% 3.5744% 6/10/35 (f)(g)(h)	227	161
Class B6, 1 month U.S. LIBOR + 2.850% 4.0744% 6/10/35 (f)(g)(h)	48	27
Sequoia Mortgage Trust floater Series 2004-6 Class A3B, 6 month U.S. LIBOR + 0.880% 2.3127% 7/20/34 (g)(h)	21	21
Structured Asset Securities Corp. Series 2003-15A Class 4A, 3.368% 4/25/33 (g)	43	43
TBW Mortgage-Backed pass-thru certificates floater Series 2006-4 Class A3, 1 month U.S. LIBOR + 0.200% 1.4344% 9/25/36 (g)(h)	332	331
Thornburg Mortgage Securities Trust floater Series 2003-4 Class A1, 1 month U.S. LIBOR + 0.640% 1.8744% 9/25/43 (g)(h)	1,425	1,376

TOTAL PRIVATE SPONSOR		4,452

U.S. Government Agency - 0.1%
Ginnie Mae guaranteed REMIC pass-thru certificates:
sequential payer Series 2013-H06 Class HA, 1.65% 1/20/63 (k)	9,438	9,408
Series 2015-H21 Class JA, 2.5% 6/20/65 (k)	9,743	9,816

TOTAL U.S. GOVERNMENT AGENCY		19,224

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $22,926)		23,676

Commercial Mortgage Securities - 0.2%
Asset Securitization Corp. Series 1997-D5 Class PS1, 1.6895% 2/14/43 (g)(l)	43	0
Barclays Commercial Mortgage Securities LLC floater Series 2015-RRI:
Class B, 1 month U.S. LIBOR + 1.700% 2.8589% 5/15/32 (f)(g)(h)	7,236	7,256
Class C, 1 month U.S. LIBOR + 2.050% 3.3089% 5/15/32 (f)(g)(h)	6,417	6,431
Class D, 1 month U.S. LIBOR + 2.900% 4.1589% 5/15/32 (f)(g)(h)	3,365	3,367
Bayview Commercial Asset Trust:
floater:
Series 2003-2 Class M1, 1 month U.S. LIBOR + 0.850% 2.5094% 12/25/33 (f)(g)(h)	23	22
Series 2005-3A:
Class A2, 1 month U.S. LIBOR + 0.400% 1.6344% 11/25/35 (f)(g)(h)	240	222
Class M1, 1 month U.S. LIBOR + 0.440% 1.6744% 11/25/35 (f)(g)(h)	31	28
Class M2, 1 month U.S. LIBOR + 0.490% 1.7244% 11/25/35 (f)(g)(h)	40	33
Class M3, 1 month U.S. LIBOR + 0.510% 1.7444% 11/25/35 (f)(g)(h)	36	29
Class M4, 1 month U.S. LIBOR + 0.600% 1.8344% 11/25/35 (f)(g)(h)	45	35
Series 2005-4A:
Class A2, 1 month U.S. LIBOR + 0.390% 1.6244% 1/25/36 (f)(g)(h)	634	587
Class B1, 1 month U.S. LIBOR + 1.400% 2.6344% 1/25/36 (f)(g)(h)	28	23
Class M1, 1 month U.S. LIBOR + 0.450% 1.6844% 1/25/36 (f)(g)(h)	204	190
Class M2, 1 month U.S. LIBOR + 0.470% 1.7044% 1/25/36 (f)(g)(h)	61	54
Class M3, 1 month U.S. LIBOR + 0.500% 1.7344% 1/25/36 (f)(g)(h)	90	74
Class M4, 1 month U.S. LIBOR + 0.610% 1.8444% 1/25/36 (f)(g)(h)	50	45
Class M5, 1 month U.S. LIBOR + 0.650% 1.8844% 1/25/36 (f)(g)(h)	50	38
Class M6, 1 month U.S. LIBOR + 0.700% 1.9344% 1/25/36 (f)(g)(h)	53	40
Series 2006-1:
Class A2, 1 month U.S. LIBOR + 0.360% 1.5944% 4/25/36 (f)(g)(h)	95	86
Class M1, 1 month U.S. LIBOR + 0.380% 1.6144% 4/25/36 (f)(g)(h)	34	29
Class M2, 1 month U.S. LIBOR + 0.400% 1.6344% 4/25/36 (f)(g)(h)	36	30
Class M3, 1 month U.S. LIBOR + 0.420% 1.6544% 4/25/36 (f)(g)(h)	31	26
Class M4, 1 month U.S. LIBOR + 0.520% 1.7544% 4/25/36 (f)(g)(h)	17	15
Class M5, 1 month U.S. LIBOR + 0.560% 1.7944% 4/25/36 (f)(g)(h)	17	14
Class M6, 1 month U.S. LIBOR + 0.640% 1.8744% 4/25/36 (f)(g)(h)	34	28
Series 2006-2A:
Class M1, 1 month U.S. LIBOR + 0.310% 1.5444% 7/25/36 (f)(g)(h)	80	71
Class M2, 1 month U.S. LIBOR + 0.330% 1.5644% 7/25/36 (f)(g)(h)	57	50
Class M3, 1 month U.S. LIBOR + 0.350% 1.5844% 7/25/36 (f)(g)(h)	47	41
Class M4, 1 month U.S. LIBOR + 0.420% 1.6544% 7/25/36 (f)(g)(h)	32	28
Class M5, 1 month U.S. LIBOR + 0.470% 1.7044% 7/25/36 (f)(g)(h)	39	34
Series 2006-3A Class M4, 1 month U.S. LIBOR + 0.430% 1.6644% 10/25/36 (f)(g)(h)	28	22
Series 2006-4A:
Class A2, 1 month U.S. LIBOR + 0.270% 1.5044% 12/25/36 (f)(g)(h)	1,834	1,690
Class M1, 1 month U.S. LIBOR + 0.290% 1.5244% 12/25/36 (f)(g)(h)	122	94
Class M2, 1 month U.S. LIBOR + 0.310% 1.5444% 12/25/36 (f)(g)(h)	81	62
Class M3, 1 month U.S. LIBOR + 0.340% 1.5744% 12/25/36 (f)(g)(h)	82	46
Series 2007-1 Class A2, 1 month U.S. LIBOR + 0.270% 1.5044% 3/25/37 (f)(g)(h)	372	329
Series 2007-2A:
Class A1, 1 month U.S. LIBOR + 0.270% 1.4861% 7/25/37 (f)(g)(h)	385	363
Class A2, 1 month U.S. LIBOR + 0.320% 1.5361% 7/25/37 (f)(g)(h)	361	333
Class M1, 1 month U.S. LIBOR + 0.370% 1.5861% 7/25/37 (f)(g)(h)	126	101
Class M2, 1 month U.S. LIBOR + 0.410% 1.6261% 7/25/37 (f)(g)(h)	69	56
Class M3, 1 month U.S. LIBOR + 0.490% 1.7061% 7/25/37 (f)(g)(h)	55	45
Series 2007-3:
Class A2, 1 month U.S. LIBOR + 0.290% 1.5061% 7/25/37 (f)(g)(h)	383	357
Class M1, 1 month U.S. LIBOR + 0.310% 1.5261% 7/25/37 (f)(g)(h)	76	68
Class M2, 1 month U.S. LIBOR + 0.340% 1.5561% 7/25/37 (f)(g)(h)	81	72
Class M3, 1 month U.S. LIBOR + 0.370% 1.5861% 7/25/37 (f)(g)(h)	128	98
Class M4, 1 month U.S. LIBOR + 0.500% 1.7161% 7/25/37 (f)(g)(h)	201	138
Class M5, 1 month U.S. LIBOR + 0.600% 1.8161% 7/25/37 (f)(g)(h)	76	41
Series 2007-4A Class M1, 1 month U.S. LIBOR + 0.950% 2.1844% 9/25/37 (f)(g)(h)	9	4
Series 2004-1, Class IO, 1.25% 4/25/34 (f)(l)	793	27
Series 2006-3A, Class IO, 0% 10/25/36 (e)(f)(g)(l)	12,412	0
Bear Stearns Commercial Mortgage Securities Trust sequential payer Series 2007-PW18 Class A4, 5.7% 6/11/50	2,105	2,108
CSMC Series 2015-TOWN:
Class B, 1 month U.S. LIBOR + 1.900% 3.1256% 3/15/28 (f)(g)(h)	1,574	1,574
Class C, 1 month U.S. LIBOR + 2.250% 3.4756% 3/15/28 (f)(g)(h)	1,534	1,534
Class D, 1 month U.S. LIBOR + 3.200% 4.4256% 3/15/28 (f)(g)(h)	2,321	2,321
GAHR Commercial Mortgage Trust Series 2015-NRF:
Class BFX, 3.3822% 12/15/34 (f)(g)	7,930	8,118
Class CFX, 3.3822% 12/15/34 (f)(g)	6,656	6,792
Class DFX, 3.3822% 12/15/34 (f)(g)	5,641	5,718
LB-UBS Commercial Mortgage Trust Series 2007-C7 Class A3, 5.866% 9/15/45	822	823
Merrill Lynch Mortgage Trust Series 2008-C1 Class A4, 5.69% 2/12/51	469	469
MSCG Trust Series 2016-SNR:
Class A, 3.348% 11/15/34 (f)(g)	10,024	10,127
Class B, 4.181% 11/15/34 (f)	3,538	3,601
Class C, 5.205% 11/15/34 (f)	2,482	2,561
Wachovia Bank Commercial Mortgage Trust Series 2007-C30:
Class C, 5.483% 12/15/43 (g)	3,942	3,916
Class D, 5.513% 12/15/43 (g)	2,102	1,994
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $71,020)		74,528

Municipal Securities - 0.7%
California Gen. Oblig.:
Series 2009, 7.35% 11/1/39	$1,255	$1,873
7.5% 4/1/34	8,780	12,942
7.55% 4/1/39	17,675	27,489
Chicago Gen. Oblig.:
(Taxable Proj.):
Series 2008 B, 5.63% 1/1/22	1,360	1,391
Series 2010 C1, 7.781% 1/1/35	13,980	16,519
Series 2012 B, 5.432% 1/1/42	6,845	6,773
Series 2014 B, 6.314% 1/1/44	12,355	13,246
6.05% 1/1/29	475	497
Illinois Gen. Oblig.:
Series 2003:
4.35% 6/1/18	1,748	1,769
4.95% 6/1/23	8,975	9,333
5.1% 6/1/33	40,400	40,592
Series 2010-1, 6.63% 2/1/35	17,960	19,820
Series 2010-3:
5.547% 4/1/19	185	191
6.725% 4/1/35	10,580	11,644
7.35% 7/1/35	5,140	5,926
Series 2010-5, 6.2% 7/1/21	3,296	3,493
Series 2011:
5.665% 3/1/18	9,625	9,784
5.877% 3/1/19	26,600	27,682
Series 2013, 4% 12/1/20	7,040	7,148
TOTAL MUNICIPAL SECURITIES
(Cost $206,578)		218,112

Foreign Government and Government Agency Obligations - 0.0%
Brazilian Federative Republic 4.875% 1/22/21	$
(Cost $3,119)	3,000	$3,197

Bank Notes - 0.3%
Capital One NA:
1.65% 2/5/18	$8,000	$7,998
2.95% 7/23/21	8,837	8,983
Discover Bank:
(Delaware) 3.2% 8/9/21	10,936	11,223
3.1% 6/4/20	11,505	11,788
8.7% 11/18/19	745	840
RBS Citizens NA 2.5% 3/14/19	5,410	5,459
Regions Bank 7.5% 5/15/18	13,814	14,348
UBS AG Stamford Branch 1.8% 3/26/18	12,466	12,487
Wachovia Bank NA 6% 11/15/17	8,083	8,153
TOTAL BANK NOTES
(Cost $80,202)		81,279
	Shares	Value (000s)

Fixed-Income Funds - 8.5%
Fidelity High Income Central Fund 2 (m)	6,372,306	$725,041
Fidelity Mortgage Backed Securities Central Fund (m)	17,911,554	1,948,228
TOTAL FIXED-INCOME FUNDS
(Cost $2,561,118)		2,673,269

Money Market Funds - 2.9%
Fidelity Cash Central Fund, 1.11% (n)	875,513,489	875,689
Fidelity Securities Lending Cash Central Fund 1.11% (n)(o)	36,793,408	36,797
TOTAL MONEY MARKET FUNDS
(Cost $912,380)		912,486
TOTAL INVESTMENT IN SECURITIES - 99.7%
(Cost $26,103,514)		31,354,061
NET OTHER ASSETS (LIABILITIES) - 0.3%		96,724
NET ASSETS - 100%		$31,450,785

Futures Contracts
	Number of contracts	Expiration Date	Notional amount (000s)	Value (000s)	Unrealized Appreciation/(Depreciation) (000s)
Purchased
Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	953	Sept. 2017	$117,700	$1,589	$1,589

The notional amount of futures purchased as a percentage of Net Assets is 0.4%

Swaps

Underlying Reference	Rating(1)	Maturity Date	Clearinghouse / Counterparty	Fixed Payment Received/(Paid)	Payment Frequency	Notional Amount (000s)(2)	Value (000s)(1)	Upfront Premium Received/(Paid) (000s)	Unrealized Appreciation/(Depreciation) (000s)
Credit Default Swaps
Sell Protection
Ameriquest Mortgage Securities Inc Series 2004-R11 Class M9	C	Dec. 2034	Bank of America	4.25%	Monthly	$161	$(120)	$0	$(120)

 (1) Ratings are presented for credit default swaps in which the Fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent a weighted average of the ratings of all securities included in the index. The credit rating or value can be measures of the current payment/performance risk. Ratings are from Moody's Investors Service, Inc. Where Moody's® ratings are not available, S&P® ratings are disclosed and are indicated as such. All ratings are as of the report date and do not reflect subsequent changes.

 (2) The notional amount of each credit default swap where the Fund has sold protection approximates the maximum potential amount of future payments that the Fund could be required to make if a credit event were to occur.

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated company

 (d) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $24,756,000 or 0.1% of net assets.

 (e) Level 3 instrument

 (f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $426,767,000 or 1.4% of net assets.

 (g) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (h) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (i) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $4,223,000.

 (j) Security or a portion of the security has been segregated as collateral for open bi-lateral over-the-counter (OTC) swaps. At period end, the value of securities pledged amounted to $120,000.

 (k) Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.

 (l) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

 (m) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

 (n) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

 (o) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost (000s)
Centennial Resource Development, Inc. Class A	12/28/16	$9,298
Extraction Oil & Gas, Inc.	12/12/16	$11,840
MongoDB, Inc. Series F, 8.00%	10/2/13	$4,704

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$5,841
Fidelity High Income Central Fund 2	46,989
Fidelity Mortgage Backed Securities Central Fund	52,005
Fidelity Securities Lending Cash Central Fund	3,961
Total	$108,796

Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:

Fund (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity High Income Central Fund 2	$706,179	$--	$--	$--	$18,862	$725,041	81.9%
Fidelity Mortgage Backed Securities Central Fund	2,185,003	141,509	342,158	12,514	(48,640)	1,948,228	29.1%
Total	$2,891,182	$141,509	$342,158	$12,514	$(29,778)	$2,673,269

Other Affiliated Issuers

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:

Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
MDC Partners, Inc. Class A	$37,297	$5,343	$3,853	$--	$(4,370)	$(2,635)	$31,782
Sunrun, Inc.	32,153	8,319	--	--	--	4,738	45,210
Total	$69,450	$13,662	$3,853	$--	$(4,370)	$2,103	$76,992

Investment Valuation

The following is a summary of the inputs used, as of August 31, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
Equities:
Consumer Discretionary	$2,788,636	$2,788,636	$--	$--
Consumer Staples	1,793,612	1,729,049	64,563	--
Energy	1,125,697	1,125,697	--	--
Financials	2,929,217	2,929,217	--	--
Health Care	3,022,759	3,022,759	--	--
Industrials	1,979,972	1,979,972	--	--
Information Technology	4,611,205	4,606,031	--	5,174
Materials	600,097	600,097	--	--
Real Estate	656,020	656,020	--	--
Telecommunication Services	449,551	449,551	--	--
Utilities	702,663	702,663	--	--
Corporate Bonds	3,410,957	--	3,410,957	--
U.S. Government and Government Agency Obligations	3,130,798	--	3,130,798	--
U.S. Government Agency - Mortgage Securities	110,906	--	110,906	--
Asset-Backed Securities	55,424	--	54,355	1,069
Collateralized Mortgage Obligations	23,676	--	23,676	--
Commercial Mortgage Securities	74,528	--	74,528	--
Municipal Securities	218,112	--	218,112	--
Foreign Government and Government Agency Obligations	3,197	--	3,197	--
Bank Notes	81,279	--	81,279	--
Fixed-Income Funds	2,673,269	2,673,269	--	--
Money Market Funds	912,486	912,486	--	--
Total Investments in Securities:	$31,354,061	$24,175,447	$7,172,371	$6,243
Derivative Instruments:
Assets
Futures Contracts	$1,589	$1,589	$--	$--
Total Assets	$1,589	$1,589	$--	$--
Liabilities
Swaps	$(120)	$--	$(120)	$--
Total Liabilities	$(120)	$--	$(120)	$--
Total Derivative Instruments:	$1,469	$1,589	$(120)	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of August 31, 2017. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
(Amounts in thousands)
Credit Risk
Swaps(a)	$0	$(120)
Total Credit Risk	0	(120)
Equity Risk
Futures Contracts(b)	1,589	0
Total Equity Risk	1,589	0
Total Value of Derivatives	$1,589	$(120)

 (a) For bi-lateral over-the-counter (OTC) swaps, reflects gross value which is presented in the Statement of Assets and Liabilities in the bi-lateral OTC swaps, at value line-items.

 (b) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in net unrealized appreciation (depreciation).

Other Information

The composition of credit quality ratings as a percentage of Total Net Assets is as follows (Unaudited):

U.S. Government and U.S. Government Agency Obligations	17.1%
AAA,AA,A	2.6%
BBB	7.4%
BB	2.5%
B	1.5%
CCC,CC,C	0.3%
Not Rated	0.0%
Equities	65.7%
Short-Term Investments and Net Other Assets	2.9%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Percentages are adjusted for the effect of futures contracts, if applicable.

The information in the above tables is based on the combined investments of the fund and its pro-rata share of the investments of Fidelity's Fixed-Income Central Funds

Values shown as $0 may reflect amounts less than $500. Percentages shown as 0.0% may reflect amounts less than 0.05%.

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)		August 31, 2017
Assets
Investment in securities, at value (including securities loaned of $36,031) — See accompanying schedule: Unaffiliated issuers (cost $22,530,747)	$27,691,314
Fidelity Central Funds (cost $3,473,498)	3,585,755
Other affiliated issuers (cost $99,269)	76,992
Total Investment in Securities (cost $26,103,514)		$31,354,061
Cash		176
Foreign currency held at value (cost $3)		3
Receivable for investments sold		685,814
Receivable for fund shares sold		16,923
Dividends receivable		33,423
Interest receivable		50,817
Distributions receivable from Fidelity Central Funds		4,852
Receivable for daily variation margin on futures contracts		681
Other receivables		1,703
Total assets		32,148,453
Liabilities
Payable for investments purchased	$627,870
Payable for fund shares redeemed	18,183
Bi-lateral OTC swaps, at value	120
Accrued management fee	10,269
Other affiliated payables	3,088
Other payables and accrued expenses	1,343
Collateral on securities loaned	36,795
Total liabilities		697,668
Net Assets		$31,450,785
Net Assets consist of:
Paid in capital		$24,769,240
Undistributed net investment income		110,667
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		1,318,885
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		5,251,993
Net Assets		$31,450,785
Balanced:
Net Asset Value, offering price and redemption price per share ($22,915,001 ÷ 944,223 shares)		$24.27
Class K:
Net Asset Value, offering price and redemption price per share ($8,535,784 ÷ 351,711 shares)		$24.27

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

Amounts in thousands		Year ended August 31, 2017
Investment Income
Dividends		$332,080
Interest		211,367
Income from Fidelity Central Funds		108,796
Total income		652,243
Expenses
Management fee	$117,651
Transfer agent fees	33,399
Accounting and security lending fees	2,308
Custodian fees and expenses	460
Independent trustees' fees and expenses	120
Appreciation in deferred trustee compensation account	1
Registration fees	345
Audit	213
Legal	83
Miscellaneous	249
Total expenses before reductions	154,829
Expense reductions	(1,127)	153,702
Net investment income (loss)		498,541
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	1,756,831
Fidelity Central Funds	12,567
Other affiliated issuers	(4,370)
Foreign currency transactions	58
Futures contracts	3,550
Swaps	4
Capital gain distributions from Fidelity Central Funds	3,412
Total net realized gain (loss)		1,772,052
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	1,179,677
Fidelity Central Funds	(29,672)
Other Affiliated issuers	2,103
Assets and liabilities in foreign currencies	32
Futures contracts	(793)
Swaps	33
Delayed delivery commitments	(1)
Total change in net unrealized appreciation (depreciation)		1,151,379
Net gain (loss)		2,923,431
Net increase (decrease) in net assets resulting from operations		$3,421,972

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

Amounts in thousands	Year ended August 31, 2017	Year ended August 31, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$498,541	$481,453
Net realized gain (loss)	1,772,052	348,156
Change in net unrealized appreciation (depreciation)	1,151,379	1,256,046
Net increase (decrease) in net assets resulting from operations	3,421,972	2,085,655
Distributions to shareholders from net investment income	(480,394)	(474,574)
Distributions to shareholders from net realized gain	(412,684)	(1,577,139)
Total distributions	(893,078)	(2,051,713)
Share transactions - net increase (decrease)	97,098	919,667
Total increase (decrease) in net assets	2,625,992	953,609
Net Assets
Beginning of period	28,824,793	27,871,184
End of period	$31,450,785	$28,824,793
Other Information
Undistributed net investment income end of period	$110,667	$100,926

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Balanced Fund

Years ended August 31,	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$22.32	$22.33	$24.40	$21.85	$19.95
Income from Investment Operations
Net investment income (loss)A	.38	.37	.37	.38	.36
Net realized and unrealized gain (loss)	2.26	1.25	(.23)	3.68	1.88
Total from investment operations	2.64	1.62	.14	4.06	2.24
Distributions from net investment income	(.37)	(.36)	(.35)	(.38)	(.34)
Distributions from net realized gain	(.32)	(1.27)	(1.86)	(1.13)	–
Total distributions	(.69)	(1.63)	(2.21)	(1.51)	(.34)
Net asset value, end of period	$24.27	$22.32	$22.33	$24.40	$21.85
Total ReturnB	12.12%	7.73%	.86%	19.46%	11.32%
Ratios to Average Net AssetsC,D
Expenses before reductions	.55%	.55%	.56%	.56%	.58%
Expenses net of fee waivers, if any	.54%	.55%	.55%	.56%	.58%
Expenses net of all reductions	.54%	.55%	.55%	.56%	.57%
Net investment income (loss)	1.65%	1.71%	1.59%	1.65%	1.72%
Supplemental Data
Net assets, end of period (in millions)	$22,915	$20,840	$20,176	$19,574	$16,342
Portfolio turnover rateE	91%	64%	128%	176%	244%F

 A Calculated based on average shares outstanding during the period.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds ranged from less than .005% to .01%.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 F The portfolio turnover rate excludes liquidations and redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Balanced Fund Class K

Years ended August 31,	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$22.32	$22.33	$24.40	$21.85	$19.95
Income from Investment Operations
Net investment income (loss)A	.40	.39	.39	.40	.39
Net realized and unrealized gain (loss)	2.26	1.25	(.23)	3.69	1.87
Total from investment operations	2.66	1.64	.16	4.09	2.26
Distributions from net investment income	(.39)	(.38)	(.37)	(.40)	(.36)
Distributions from net realized gain	(.32)	(1.27)	(1.86)	(1.13)	–
Total distributions	(.71)	(1.65)	(2.23)	(1.54)B	(.36)
Net asset value, end of period	$24.27	$22.32	$22.33	$24.40	$21.85
Total ReturnC	12.22%	7.84%	.95%	19.59%	11.45%
Ratios to Average Net AssetsD,E
Expenses before reductions	.46%	.46%	.46%	.46%	.47%
Expenses net of fee waivers, if any	.45%	.46%	.46%	.46%	.47%
Expenses net of all reductions	.45%	.45%	.46%	.46%	.46%
Net investment income (loss)	1.74%	1.81%	1.68%	1.75%	1.83%
Supplemental Data
Net assets, end of period (in millions)	$8,536	$7,984	$7,695	$7,372	$6,330
Portfolio turnover rateF	91%	64%	128%	176%	244%G

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $1.54 per share is comprised of distributions from net investment income of $.401 and distributions from net realized gain of $1.134 per share.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds ranged from less than .005% to .01%.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 G The portfolio turnover rate excludes liquidations and redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended August 31, 2017
(Amounts in thousands except percentages)

1. Organization.

Fidelity Balanced Fund (the Fund) is a fund of Fidelity Puritan Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Balanced and Class K shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the Fund. The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%. The following summarizes the Fund's investment in each non-money market Fidelity Central Fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio(a)
Fidelity High Income Central Fund 2	FMR Co., Inc. (FMRC)	Seeks a high level of income and may also seek capital appreciation by investing primarily in debt securities, preferred stocks, and convertible securities, with an emphasis on lower-quality debt securities.	Foreign Securities Restricted Securities	.01%
Fidelity Mortgage Backed Securities Central Fund	FIMM	Seeks a high level of income by normally investing in investment-grade mortgage-related securities and repurchase agreements for those securities.	Delayed Delivery & When Issued Securities Futures Swaps	Less than .005%

 (a) Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank notes, foreign government and government agency obligations, municipal securities and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Swaps are marked-to-market daily based on valuations from third party pricing vendors, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of August 31, 2017 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. The principal amount on inflation-indexed securities is periodically adjusted to the rate of inflation and interest is accrued based on the principal amount. The adjustments to principal due to inflation are reflected as increases or decreases to Interest in the accompanying Statement of Operations. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of August 31, 2017, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, swaps, foreign currency transactions, passive foreign investment companies (PFIC), market discount, short-term gain distributions from the Underlying Funds, partnerships (including allocations from Fidelity Central Funds), deferred trustees compensation and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$5,639,595
Gross unrealized depreciation	(543,469)
Net unrealized appreciation (depreciation)	$5,096,126
Tax Cost	$26,257,815

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$350,604
Undistributed long-term capital gain	$1,236,085
Net unrealized appreciation (depreciation) on securities and other investments	$5,096,104

The tax character of distributions paid was as follows:

	August 31, 2017	August 31, 2016
Ordinary Income	$495,855	$ 668,661
Long-term Capital Gains	397,223	1,383,052
Total	$893,078	$ 2,051,713

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

New Accounting Pronouncement. In March 2017, the Financial Accounting Standards Board (FASB) issued an Accounting Standards Update (ASU), ASU 2017-08, which amends the amortization period for certain callable debt securities that are held at a premium. The amendment requires the premium to be amortized to the earliest call date. The amendments do not require an accounting change for securities held at a discount. The ASU is effective for annual periods beginning after December 15, 2018. Management is currently evaluating the potential impact of these changes to the financial statements.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts and swaps. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risks:

Credit Risk	Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Fund.
Equity Risk	Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives such as bi-lateral swaps, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, the Fund receives collateral in the form of cash or securities once the Fund's net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the counterparty and the Fund's custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. The Fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Exchange-traded futures contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance of the Fund, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Credit Risk
Swaps	$4	$33
Equity Risk
Futures Contracts	3,550	(793)
Totals	$3,554	$(760)

A summary of the value of derivatives by primary risk exposure as of period end is included at the end of the Schedule of Investments.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is included in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

Swaps. A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount. A bi-lateral OTC swap is a transaction between a fund and a dealer counterparty where cash flows are exchanged between the two parties for the life of the swap.

Bi-lateral OTC swaps are marked-to-market daily and changes in value are reflected in the Statement of Assets and Liabilities in the bi-lateral OTC swaps at value line items. Any upfront premiums paid or received upon entering a bi-lateral OTC swap to compensate for differences between stated terms of the swap and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded in net unrealized appreciation (depreciation) in the Statement of Assets and Liabilities and amortized to realized gain or (loss) ratably over the term of the swap. Any unamortized upfront premiums are presented in the Schedule of Investments.

Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Some swaps may be terminated prior to the effective date and realize a gain or loss upon termination. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is included in the Statement of Operations.

Any open swaps at period end are included in the Schedule of Investments under the caption "Swaps" and are representative of volume of activity during the period.

Credit Default Swaps. Credit default swaps enable the Fund to buy or sell protection against specified credit events on a single-name issuer or a traded credit index. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller will be required to make a payment upon the occurrence of one or more specified credit events. The Fund enters into credit default swaps as a seller to gain credit exposure to an issuer and/or as a buyer to obtain a measure of protection against defaults of an issuer. Periodic payments are made over the life of the contract by the buyer provided that no credit event occurs.

For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described in the Schedule of Investments. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller. For credit default swaps on a traded credit index, a specified credit event may affect all or individual underlying securities included in the index.

As a seller, if an underlying credit event occurs, the Fund will pay a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will the Fund be required to take delivery of the reference obligation or underlying securities comprising an index and pay an amount equal to the notional amount of the swap.

As a buyer, if an underlying credit event occurs, the Fund will receive a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will the Fund be required to deliver the reference obligation or underlying securities comprising an index in exchange for payment of an amount equal to the notional amount of the swap.

Typically, the value of each credit default swap and credit rating disclosed for each reference obligation in the Schedule of Investments, where the Fund is the seller, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. In addition to these measures, the investment adviser monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/performance risk.

5. Purchases and Sales of Investments.

Purchases and sales of securities (including the Fixed-Income Central Funds), other than short-term securities and U.S. government securities, aggregated $13,706,882 and $15,506,609, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .15% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annual management fee rate was .40% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of Balanced, except for Class K. FIIOC receives an asset-based fee of Class K's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets
Balanced	$29,546.14
Class K	3,853.05
	$33,399

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $401 for the period.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

Other. During the period, the investment adviser reimbursed the Fund for certain losses in the amount of $3.

7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $96 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is maintained at the Fund's custodian and/or invested in cash equivalents and/or the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. At period end, there were no security loans outstanding with FCM. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of interest income. Total security lending income during the period, presented in the Statement of Operations as a component of interest income, amounted to $765. Net income from the Fidelity Securities Lending Cash Central Fund during the period, presented in the Statement of Operations as a component of income from Fidelity Central Funds, amounted to $3,961 (including $12 from securities loaned to FCM).

9. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $810 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $60.

In addition, during the period the investment adviser reimbursed and/or waived a portion of fund-level operating expenses in the amount of $257.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Year ended August 31, 2017	Year ended August 31, 2016
From net investment income
Balanced	$342,105	$338,622
Class K	138,289	135,952
Total	$480,394	$474,574
From net realized gain
Balanced	$298,179	$1,142,626
Class K	114,505	434,513
Total	$412,684	$1,577,139

11. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Year ended August 31, 2017	Year ended August 31, 2016	Year ended August 31, 2017	Year ended August 31, 2016
Balanced
Shares sold	141,368	131,640	$3,244,358	$2,809,513
Reinvestment of distributions	27,313	66,735	609,544	1,414,735
Shares redeemed	(158,212)	(168,273)	(3,615,666)	(3,575,866)
Net increase (decrease)	10,469	30,102	$238,236	$648,382
Class K
Shares sold	59,017	58,496	$1,350,904	$1,246,436
Reinvestment of distributions	11,324	26,918	252,794	570,465
Shares redeemed	(76,356)	(72,307)	(1,744,836)	(1,545,616)
Net increase (decrease)	(6,015)	13,107	$(141,138)	$271,285

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Puritan Trust and Shareholders of Fidelity Balanced Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Balanced Fund (a fund of Fidelity Puritan Trust) as of August 31, 2017, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fidelity Balanced Fund’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of August 31, 2017 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts
October 19, 2017

Trustees and Officers

The Trustees, Members of the Advisory Board (if any), and officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance.  Except for Jonathan Chiel, each of the Trustees oversees 190 funds. Mr. Chiel oversees 142 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust.  Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the fund is referred to herein as an Independent Trustee.  Each Independent Trustee shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs.  The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees.  Officers and Advisory Board Members hold office without limit in time, except that any officer or Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund’s Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Experience, Skills, Attributes, and Qualifications of the Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Board Structure and Oversight Function. James C. Curvey is an interested person and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Ned C. Lautenbach serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity® funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's high income and certain equity funds, and other Boards oversee Fidelity's investment-grade bond, money market, asset allocation, and sector funds. The asset allocation funds may invest in Fidelity® funds overseen by the fund's Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity® funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity® funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks.  The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above.  Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates, and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees.  While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations, Audit, and Compliance Committees.  In addition, the Independent Trustees have worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board.  For example, a working group comprised of Independent Trustees and FMR has worked and continues to work to review the Fidelity® funds' valuation-related activities, reporting and risk management.  Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of Fidelity's risk management program for the Fidelity® funds.  The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Trustees."

Interested Trustees*:

Correspondence intended for a Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Jonathan Chiel (1957)

Year of Election or Appointment: 2016

Trustee

Mr. Chiel also serves as Trustee of other Fidelity funds. Mr. Chiel is Executive Vice President and General Counsel for FMR LLC (diversified financial services company, 2012-present). Previously, Mr. Chiel served as general counsel (2004-2012) and senior vice president and deputy general counsel (2000-2004) for John Hancock Financial Services; a partner with Choate, Hall & Stewart (1996-2000) (law firm); and an Assistant United States Attorney for the United States Attorney’s Office of the District of Massachusetts (1986-95), including Chief of the Criminal Division (1993-1995). Mr. Chiel is a director on the boards of the Boston Bar Foundation and the Maimonides School.

James C. Curvey (1935)

Year of Election or Appointment: 2007

Trustee

Chairman of the Board of Trustees

Mr. Curvey also serves as Trustee of other Fidelity® funds. Mr. Curvey is a Director of Fidelity Research & Analysis Co. (investment adviser firm, 2009-present), and Vice Chairman (2007-present) and Director of FMR LLC (diversified financial services company). In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the board of Artis-Naples, Naples, Florida, and as a Trustee for Brewster Academy, Wolfeboro, New Hampshire. Previously, Mr. Curvey served as a Director of Fidelity Investments Money Management, Inc. (investment adviser firm, 2009-2014) and a Director of FMR and FMR Co., Inc. (investment adviser firms, 2007-2014).

Charles S. Morrison (1960)

Year of Election or Appointment: 2014

Trustee

Mr. Morrison also serves as Trustee of other funds. He serves as President of Fidelity Management & Research Company (FMR) (investment adviser firm, 2016-present), a Director of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2014-present), Director of Fidelity SelectCo, LLC (investment adviser firm, 2014-present), President, Asset Management (2014-present), and is an employee of Fidelity Investments. Previously, Mr. Morrison served as Vice President of Fidelity's Fixed Income and Asset Allocation Funds (2012-2014), President, Fixed Income (2011-2014), Vice President of Fidelity's Money Market Funds (2005-2009), President, Money Market Group Leader of FMR (investment adviser firm, 2009), and Senior Vice President, Money Market Group of FMR (2004-2009). Mr. Morrison also served as Vice President of Fidelity's Bond Funds (2002-2005), certain Balanced Funds (2002-2005), and certain Asset Allocation Funds (2002-2007), and as Senior Vice President (2002-2005) of Fidelity's Bond Division.

 * Determined to be an “Interested Trustee” by virtue of, among other things, his or her affiliation with the trust or various entities under common control with FMR.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Independent Trustees:

Correspondence intended for an Independent Trustee may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Dennis J. Dirks (1948)

Year of Election or Appointment: 2005

Trustee

Mr. Dirks also serves as Trustee of other Fidelity® funds. Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) and President and Board member of the National Securities Clearing Corporation (NSCC). In addition, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation, Chief Executive Officer and Board member of the Mortgage-Backed Securities Clearing Corporation, as a Trustee and a member of the Finance Committee of Manhattan College (2005-2008), as a Trustee and a member of the Finance Committee of AHRC of Nassau County (2006-2008), as a member of the Independent Directors Council (IDC) Governing Council (2010-2015), and as a member of the Board of Directors for The Brookville Center for Children’s Services, Inc. (2009-2017). Mr. Dirks is a member of the Finance Committee (2016-present) and Board of Directors (2017-present) of the Asolo Repertory Theatre.

Alan J. Lacy (1953)

Year of Election or Appointment: 2008

Trustee

Mr. Lacy also serves as Trustee of other Fidelity® funds. Mr. Lacy serves as a Director of Bristol-Myers Squibb Company (global pharmaceuticals, 2008-present). He is a Trustee of the California Chapter of The Nature Conservancy (2015-present) and a Director of the Center for Advanced Study in the Behavioral Sciences at Stanford University (2015-present). In addition, Mr. Lacy served as Senior Adviser (2007-2014) of Oak Hill Capital Partners, L.P. (private equity) and also served as Chief Executive Officer (2005) and Vice Chairman (2005-2006) of Sears Holdings Corporation (retail) and Chief Executive Officer and Chairman of the Board of Sears, Roebuck and Co. (retail, 2000-2005). Previously, Mr. Lacy served as Chairman (2014-2017) and a member (2010-2017) of the Board of Directors of Dave & Buster’s Entertainment, Inc. (restaurant and entertainment complexes), as Chairman (2008-2011) and a member (2006-2015) of the Board of Trustees of the National Parks Conservation Association, and as a member of the Board of Directors for The Hillman Companies, Inc. (hardware wholesalers, 2010-2014), Earth Fare, Inc. (retail grocery, 2010-2014), and The Western Union Company (global money transfer, 2006-2011).

Ned C. Lautenbach (1944)

Year of Election or Appointment: 2000

Trustee

Chairman of the Independent Trustees

Mr. Lautenbach also serves as Trustee of other Fidelity® funds. Mr. Lautenbach currently serves as the Lead Director of the Eaton Corporation Board of Directors (diversified industrial, 1997-present). Mr. Lautenbach is Chairman of the Board of Directors of Artis-Naples in Naples, Florida (2012-present), a member of the Council on Foreign Relations (1994-present), and currently Vice Chair of the Board of Governors, State University System of Florida (2013-present). Previously, Mr. Lautenbach was a Partner and Advisory Partner at Clayton, Dubilier & Rice, LLC (private equity investment, 1998-2010), as well as a Director of Sony Corporation (2006-2007). Mr. Lautenbach also had a 30-year career with IBM (technology company) during which time he served as Senior Vice President and a member of the Corporate Executive Committee (1968-1998).

Joseph Mauriello (1944)

Year of Election or Appointment: 2008

Trustee

Mr. Mauriello also serves as Trustee of other Fidelity® funds. Prior to his retirement in January 2006, Mr. Mauriello served in numerous senior management positions including Deputy Chairman and Chief Operating Officer (2004-2005), and Vice Chairman of Financial Services (2002-2004) of KPMG LLP US (professional services, 1965-2005). Mr. Mauriello currently serves as a member of the Board of Directors of XL Group plc. (global insurance and re-insurance, 2006-present) and the Independent Directors Council (IDC) Governing Council (2015-present). Previously, Mr. Mauriello served as a Director of the Hamilton Funds of the Bank of New York (2006-2007) and of Arcadia Resources Inc. (health care services and products, 2007-2012).

Cornelia M. Small (1944)

Year of Election or Appointment: 2005

Trustee

Ms. Small also serves as Trustee of other Fidelity® funds. Ms. Small is a member of the Board of Directors (2009-present) and Chair of the Investment Committee (2010-present) of the Teagle Foundation. Ms. Small also serves on the Investment Committee of the Berkshire Taconic Community Foundation (2008-present). Previously, Ms. Small served as Chairperson (2002-2008) and a member of the Investment Committee and Chairperson (2008-2012) and a member of the Board of Trustees of Smith College. In addition, Ms. Small served as Chief Investment Officer, Director of Global Equity Investments, and a member of the Board of Directors of Scudder, Stevens & Clark and Scudder Kemper Investments.

William S. Stavropoulos (1939)

Year of Election or Appointment: 2001

Trustee

Vice Chairman of the Independent Trustees

Mr. Stavropoulos also serves as Trustee of other Fidelity® funds. Mr. Stavropoulos serves as President and Founder of the Michigan Baseball Foundation, the Great Lakes Loons (2007-present). Mr. Stavropoulos is Chairman Emeritus of the Board of Directors of The Dow Chemical Company, where he previously served in numerous senior management positions, including President, CEO (1995-2000; 2002-2004), Chairman of the Executive Committee (2000-2006), and as a member of the Board of Directors (1990-2006). Currently, Mr. Stavropoulos is Chairman of the Board of Directors of Univar Inc. (global distributor of commodity and specialty chemicals), a Director of Teradata Corporation (data warehousing and technology solutions), and a member of the Advisory Board for Metalmark Capital LLC (private equity investment, 2005-present). Mr. Stavropoulos is an operating advisor to Clayton, Dubilier & Rice, LLC (private equity investment). In addition, Mr. Stavropoulos is a member of the University of Notre Dame Advisory Council for the College of Science, a Trustee of the Rollin L. Gerstacker Foundation, and a Director of Artis-Naples in Naples, Florida. Previously, Mr. Stavropoulos served as a Director of Chemical Financial Corporation (bank holding company, 1993-2012) and Tyco International, Ltd. (multinational manufacturing and services, 2007-2012).

David M. Thomas (1949)

Year of Election or Appointment: 2008

Trustee

Mr. Thomas also serves as Trustee of other Fidelity® funds. Mr. Thomas serves as Non-Executive Chairman of the Board of Directors of Fortune Brands Home and Security (home and security products, 2011-present), as a member of the Board of Directors (2004-present) and Presiding Director (2013-present) of Interpublic Group of Companies, Inc. (marketing communication), and as a member of the Board of Trustees of the University of Florida (2013-present). Previously, Mr. Thomas served as Executive Chairman (2005-2006) and Chairman and Chief Executive Officer (2000-2005) of IMS Health, Inc. (pharmaceutical and healthcare information solutions), and a Director of Fortune Brands, Inc. (consumer products, 2000-2011).

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Advisory Board Members and Officers:

Correspondence intended for an officer or Peter S. Lynch may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.  Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation

Peter S. Lynch (1944)

Year of Election or Appointment: 2003

Member of the Advisory Board

Mr. Lynch also serves as Member of the Advisory Board of other Fidelity® funds. Mr. Lynch is Vice Chairman and a Director of FMR (investment adviser firm) and FMR Co., Inc. (investment adviser firm). In addition, Mr. Lynch serves as a Trustee of Boston College and as the Chairman of the Inner-City Scholarship Fund. Previously, Mr. Lynch served on the Special Olympics International Board of Directors (1997-2006).

Elizabeth Paige Baumann (1968)

Year of Election or Appointment: 2017

Anti-Money Laundering (AML) Officer

Ms. Baumann also serves as AML Officer of other funds. She is Chief AML Officer (2012-present) and Senior Vice President (2014-present) of FMR LLC (diversified financial services company) and is an employee of Fidelity Investments. Previously, Ms. Baumann served as AML Officer of the funds (2012-2016), and Vice President (2007-2014) and Deputy Anti-Money Laundering Officer (2007-2012) of FMR LLC.

Marc R. Bryant (1966)

Year of Election or Appointment: 2015

Secretary and Chief Legal Officer (CLO)

Mr. Bryant also serves as Secretary and CLO of other funds. Mr. Bryant serves as CLO, Secretary, and Senior Vice President of Fidelity Management & Research Company (investment adviser firm, 2015-present) and FMR Co., Inc. (investment adviser firm, 2015-present); Secretary of Fidelity SelectCo, LLC (investment adviser firm, 2015-present) and Fidelity Investments Money Management, Inc. (investment adviser firm, 2015-present); and CLO of Fidelity Management & Research (Hong Kong) Limited and FMR Investment Management (UK) Limited (investment adviser firms, 2015-present) and Fidelity Management & Research (Japan) Limited (investment adviser firm, 2016-present). He is Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company). Previously, Mr. Bryant served as Secretary and CLO of Fidelity Rutland Square Trust II (2010-2014) and Assistant Secretary of Fidelity's Fixed Income and Asset Allocation Funds (2013-2015). Prior to joining Fidelity Investments, Mr. Bryant served as a Senior Vice President and the Head of Global Retail Legal for AllianceBernstein L.P. (2006-2010), and as the General Counsel for ProFund Advisors LLC (2001-2006).

William C. Coffey (1969)

Year of Election or Appointment: 2009

Assistant Secretary

Mr. Coffey also serves as Assistant Secretary of other funds. He is Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company, 2010-present), and is an employee of Fidelity Investments. Previously, Mr. Coffey served as Vice President and Associate General Counsel of FMR LLC (2005-2009).

Jonathan Davis (1968)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds, and is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (diversified financial services company, 2003-2010).

Adrien E. Deberghes (1967)

Year of Election or Appointment: 2016

Assistant Treasurer

Mr. Deberghes also serves as an officer of other funds. He serves as Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2016-present) and is an employee of Fidelity Investments (2008-present). Prior to joining Fidelity Investments, Mr. Deberghes was Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005). Previously, Mr. Deberghes served in other fund officer roles.

Stephanie J. Dorsey (1969)

Year of Election or Appointment: 2010

Assistant Treasurer

Ms. Dorsey also serves as an officer of other funds. She is an employee of Fidelity Investments (2008-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Howard J. Galligan III (1966)

Year of Election or Appointment: 2014

Chief Financial Officer

Mr. Galligan also serves as Chief Financial Officer of other funds. Mr. Galligan serves as President of Fidelity Pricing and Cash Management Services (FPCMS) (2014-present) and as a Director of Strategic Advisers, Inc. (investment adviser firm, 2008-present). Previously, Mr. Galligan served as Chief Administrative Officer of Asset Management (2011-2014) and Chief Operating Officer and Senior Vice President of Investment Support for Strategic Advisers, Inc. (2003-2011).

Brian B. Hogan (1964)

Year of Election or Appointment: 2009

Vice President

Mr. Hogan also serves as Trustee or Vice President of other funds. Mr. Hogan serves as a Director of FMR Investment Management (UK) Limited (investment adviser firm, 2015-present) and Fidelity SelectCo, LLC (investment adviser firm, 2014-present) and President of the Equity Division of FMR (investment adviser firm, 2009-present). Previously, Mr. Hogan served as Senior Vice President, Equity Research of FMR (2006-2009) and as a portfolio manager.  Mr. Brian B. Hogan is not related to Mr. Colm A. Hogan.

Colm A. Hogan (1973)

Year of Election or Appointment: 2016

Deputy Treasurer

Mr. Hogan also serves as an officer of other funds. Mr. Hogan is an employee of Fidelity Investments (2005-present).  Mr. Colm A. Hogan is not related to Mr. Brian B. Hogan.

Chris Maher (1972)

Year of Election or Appointment: 2013

Assistant Treasurer

Mr. Maher serves as Assistant Treasurer of other funds. Mr. Maher is Vice President of Valuation Oversight and is an employee of Fidelity Investments. Previously, Mr. Maher served as Vice President of Asset Management Compliance (2013), Vice President of the Program Management Group of FMR (investment adviser firm, 2010-2013), and Vice President of Valuation Oversight (2008-2010).

Rieco E. Mello (1969)

Year of Election or Appointment: 2017

Assistant Treasurer

Mr. Mello also serves as Assistant Treasurer of other funds. Mr. Mello is an employee of Fidelity Investments (1995-present).

Melissa M. Reilly (1971)

Year of Election or Appointment: 2014

Vice President of certain Equity Funds

Ms. Reilly also serves as Vice President of other funds. Ms. Reilly is an employee of Fidelity Investments (2004-present).

Kenneth B. Robins (1969)

Year of Election or Appointment: 2016

Chief Compliance Officer

Mr. Robins also serves as an officer of other funds. Mr. Robins serves as Compliance Officer of Fidelity Management & Research Company and FMR Co., Inc. (investment adviser firms, 2016-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served as Executive Vice President of Fidelity Investments Money Management, Inc. (investment adviser firm, 2013-2016) and served in other fund officer roles.

Stacie M. Smith (1974)

Year of Election or Appointment: 2016

President and Treasurer

Ms. Smith also serves as an officer of other funds. She is an employee of Fidelity Investments (2009-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (accounting firm, 1996-2009). Previously, Ms. Smith served as Deputy Treasurer of certain Fidelity® funds (2013-2016).

Marc L. Spector (1972)

Year of Election or Appointment: 2016

Assistant Treasurer

Mr. Spector also serves as an officer of other funds. Mr. Spector is an employee of Fidelity Investments (2016-present). Prior to joining Fidelity Investments, Mr. Spector served as Director at the Siegfried Group (accounting firm, 2013-2016), and prior to Siegfried Group as audit senior manager at Deloitte & Touche (accounting firm, 2005-2013).

Renee Stagnone (1975)

Year of Election or Appointment: 2016

Assistant Treasurer

Ms. Stagnone also serves as an officer of other funds. Ms. Stagnone is an employee of Fidelity Investments (1997-present). Previously, Ms. Stagnone served as Deputy Treasurer of certain Fidelity® funds (2013-2016).

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2017 to August 31, 2017).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value March 1, 2017	Ending Account Value August 31, 2017	Expenses Paid During Period-B March 1, 2017 to August 31, 2017
Balanced	.54%
Actual		$1,000.00	$1,056.10	$2.80
Hypothetical-C		$1,000.00	$1,022.48	$2.75
Class K	.45%
Actual		$1,000.00	$1,056.60	$2.33
Hypothetical-C		$1,000.00	$1,022.94	$2.29

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in each Class' annualized expense ratio. In addition to the expenses noted above, the Fund also indirectly bears its proportional share of the expenses of the underlying Fidelity Central Funds. Annualized expenses of the underlying non-money market Fidelity Central Funds as of their most recent fiscal half year ranged from less than .005% to .01%.

 C 5% return per year before expenses

Distributions (Unaudited)

The Board of Trustees of Fidelity Balanced Fund voted to pay to shareholders of record at the opening of business on record date, the following distributions per share derived from capital gains realized from sales of portfolio securities, and dividends derived from net investment income:

	Pay Date	Record Date	Dividends	Capital Gains
Fidelity Balanced Fund
Balanced	10/16/17	10/13/17	$0.097	$1.153
Class K	10/16/17	10/13/17	$0.102	$1.153

The fund hereby designates as a capital gain dividend with respect to the taxable year ended August 31, 2017, $1,377,595,084, or, if subsequently determined to be different, the net capital gain of such year.

A total of 6.03% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund designates $160,358,197 of distributions paid during the period January 1, 2017 to August 31, 2017 as qualifying to be taxed as interest-related dividends for nonresident alien shareholders.

Balanced designates 13%, 52%, 82%, and 82%; Class K designates 13%, 50%, 78%, and 78% of the dividends distributed in October 2016, December 2016, April 2017 and July 2017, respectively during the fiscal year as qualifying for the dividends–received deduction for corporate shareholders.

Balanced designates 16%, 60%, 88% and 88%; Class K designates 15%, 57%, 83%, and 83% of the dividends distributed in October 2016, December 2016, April 2017 and July 2017, respectively during the fiscal year as amounts which may be taken into account as a dividend for purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

The fund will notify shareholders in January 2018 of amounts for use in preparing 2017 income tax returns.

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Balanced Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established various standing committees (Committees), each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to all of the Fidelity funds.

At its July 2017 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and would be realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of the fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Amendment to Group Fee Rate. The Board also approved an amendment to the management contract for the fund to add an additional breakpoint to the group fee schedule, effective October 1, 2017. The Board noted that the additional breakpoint would result in lower management fee rates as Fidelity's assets under management increase.

Nature, Extent, and Quality of Services Provided.  The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services.  The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

In 2014, the Board formed an ad hoc Committee on Transfer Agency Fees to review the variety of transfer agency fee structures throughout the industry and Fidelity's competitive positioning with respect to industry participants.

Investment in a Large Fund Family.  The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including: (i) continuing to dedicate additional resources to Fidelity's investment research process, and to the support of the senior management team that oversees asset management; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and making other enhancements to meet client needs; (iv) launching new share classes of existing funds; (v) eliminating purchase minimums and broadening eligibility requirements for certain lower-priced share classes; (vi) reducing management fees and total expenses for certain growth equity funds and index funds; (vii) lowering expense caps for certain existing funds and classes to reduce expenses borne by shareholders; (viii) eliminating short-term redemption fees for certain funds; (ix) introducing a new pricing structure for certain funds of funds that is expected to reduce overall expenses paid by shareholders; (x) rationalizing product lines and gaining increased efficiencies through proposals for fund mergers and share class consolidations; (xi) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; and (xii) implementing enhancements to further strengthen Fidelity's product line to increase investors' probability of success in achieving their investment goals, including retirement income goals.

Investment Performance.  The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history. The Board noted that there were portfolio management changes for the fund in February 2015, July 2015, October 2015, and October 2016.

The Board took into account discussions with representatives of the Investment Advisers about fund investment performance that occur at Board meetings throughout the year. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for the fund for different time periods, measured against a securities market index ("benchmark index") and a peer group of funds with similar objectives ("peer group"), if any. In its evaluation of fund investment performance, the Board gave particular attention to information indicating changes in performance of certain Fidelity funds for specific time periods and discussed with the Investment Advisers the reasons for any overperformance or underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on net performance (after fees and expenses) of both the highest performing and lowest performing fund share classes, where applicable, compared to appropriate benchmark indices, over appropriate time periods that may include full market cycles, and compared to peer groups, as applicable, over the same periods, taking into account relevant factors including the following: general market conditions; issuer-specific information; and fund cash flows and other factors.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for the fund and an appropriate benchmark index and peer group for the most recent one-, three-, and five-year periods, as shown below. Returns are shown compared to the 25th percentile (top of box, 75% beaten) and 75th percentile (bottom of box, 25% beaten) of the peer universe.

Fidelity Balanced Fund

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison.

Management Fee.  The Board considered two proprietary management fee comparisons for the 12-month periods shown in basis points (BP) in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group is broader than the Lipper peer group used by the Board for performance comparisons because the Total Mapped Group combines several Lipper investment objective categories while the Lipper peer group does not. The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG %s and the number of funds in the Total Mapped Group are in the chart below. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked, is also included in the chart and considered by the Board.

Fidelity Balanced Fund

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for 2016.

The Board noted that, in 2014, the Board and the boards of other Fidelity funds formed the ad hoc Committee on Group Fee to conduct an in-depth review of the "group fee" component of the management fee of funds with such management fee structures. The Committee's focus included the mechanics of the group fee, the competitive landscape of group fee structures, Fidelity funds with no group fee component and investment products not included in group fee assets. The Board also considered that, for funds subject to the group fee, FMR agreed to voluntarily waive fees over a specified period of time in amounts designed to account for assets converted from certain funds to certain collective investment trusts.

The Board also noted that, in 2013, the ad hoc Committee on Management Fees was formed to conduct an in-depth review of the management fee rates of Fidelity's active equity mutual funds. The Committee focused on the following areas: (i) standard fee structures; (ii) research consumption and trading evolution; (iii) management fee competitiveness/profitability by category; and (iv) factors that drive institutional pricing.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio.  In its review of each class's total expense ratio, the Board considered the fund's management fee rate as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board also noted that Fidelity may agree to waive fees and expenses from time to time, and the extent to which, if any, it has done so for the fund. As part of its review, the Board also considered the current and historical total expense ratios of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expense ratio of each class ranked below the competitive median for 2016.

Fees Charged to Other Fidelity Clients.  The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that an ad hoc joint committee created by it and the boards of other Fidelity funds periodically (most recently in 2013) reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of the fund profitability information and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and potential fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.

Economies of Scale.  The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee (the Economies of Scale Committee) created by it and the boards of other Fidelity funds periodically (most recently in 2013) analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total group assets increase, and for higher group fee rates as total group assets decrease (with "group assets" defined to include fund assets under FMR's management plus the assets of sector funds previously under FMR's management). FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as group assets increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) fund performance trends, in particular the underperformance of certain funds, and Fidelity's long-term strategies for certain funds; (ii) Fidelity's fund profitability methodology, profitability trends for certain funds, and the impact of certain factors on fund profitability results, including the impact of market trends on actively managed funds; (iii) the use of performance fees and the calculation of performance adjustments, including the impact of underperformance and fund outflows on performance adjustments; (iv) metrics for evaluating index fund performance; (v) Fidelity's group fee structure, including the group fee breakpoint schedules; (vi) the terms of Fidelity's contractual and voluntary expense cap arrangements with the funds; (vii) the methodology with respect to evaluating competitive fund data and peer group classifications and fee comparisons; (viii) the expense structures for different funds and classes; (ix) Fidelity's arrangements with affiliated sub-advisers on behalf of the funds; (x) information regarding other accounts managed by Fidelity, including institutional accounts and collective investment trusts; (xi) recent changes to the fee structure for certain funds of funds; and (xii) the impact of the Department of Labor's new fiduciary rule on the funds' comparative expense information.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

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Fidelity® Puritan® Fund Class K Annual Report August 31, 2017

Contents

Performance
Management's Discussion of Fund Performance
Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Trustees and Officers
Shareholder Expense Example
Distributions
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-835-5092 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2017 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended August 31, 2017	Past 1 year	Past 5 years	Past 10 years
Class K	12.76%	10.40%	6.78%

 The initial offering of Class K shares took place on May 9, 2008. Returns prior to May 9, 2008 are those of Fidelity® Puritan® Fund, the original class of the fund.

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity® Puritan® Fund - Class K on August 31, 2007.

The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period.

Period Ending Values
$19,277	Fidelity® Puritan® Fund - Class K
$20,825	S&P 500® Index

Management's Discussion of Fund Performance

Market Recap:  The U.S. equity bellwether S&P 500® index gained 16.23% for the year ending August 31, 2017. Equity markets rose sharply following the November election and continued to rally through the end of February on optimism for President Trump’s pro-business agenda. Stocks leveled off in March amid fading optimism and stalled efforts by Congress to repeal and replace the Affordable Care Act. Upward momentum soon returned and continued until the index cooled off in August, when geopolitical tension escalated and uncertainty grew regarding the future of health care, tax reform and the debt ceiling. Sector-wise, information technology (+31%) and financials (+26%) performed best, the latter supported by a surge in banks. Conversely, energy (-6%) was hurt by low oil prices. Consumer staples (+4%), telecom (-4%) and real estate (+3%) all struggled amid a resurgence in investor risk appetite, in turn bolstering U.S. corporate high-yield bonds to a gain of 8.78%, as measured by The BofA Merrill Lynch℠ US High Yield Constrained Index. Investment-grade debt rose only 0.49%, according to the Bloomberg Barclays U.S. Aggregate Bond Index, as yields increased markedly following the U.S. presidential election before moderating. Within the Bloomberg Barclays index, high-grade corporate bonds led all major market segments, up 2.13%, and U.S. Treasuries returned -5%.

Comments from Lead Portfolio Manager Ramin Arani:  For the fiscal year, the fund’s share classes gained about 13%, topping the 9.74% advance of the Fidelity Puritan Composite Index℠ – a 60/40 blend of the S&P 500® and the Bloomberg Barclays U.S. Aggregate Bond Index. Versus the Composite, we benefited roughly equally from security selection and asset allocation. With equities gaining 16% and investment-grade bonds finishing slightly above breakeven, relative results benefited from my decision to overweight stocks and underweight fixed income. A non-index stake in high-yield debt provided a much smaller boost. It helped to avoid energy firm Exxon Mobil, an index stock that struggled this period and was our top individual contributor versus the Composite. A sizable stake in consumer-electronics maker Apple also helped. Conversely, notable detractors included Anadarko Petroleum, which I bought in September 2016, and Medtronic, a Dublin-based maker of medical devices. The fund’s investment-grade bond investments outperformed the subportfolio’s benchmark, meaningfully boosting the fund’s performance versus the Composite. Early on, the subportfolio benefited from overweightings in corporate bonds and TIPS (Treasury Inflation-Protected Securities). Among the best-performing bonds in the subportfolio were some emerging-markets quasi-sovereign issues, including petroleum enterprises Petroleos Mexicanos (Mexico) and Petrobras (Brazil).

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Investment Summary (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Fixed-Income Central Funds.

Top Five Stocks as of August 31, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc.	3.8	3.2
Alphabet, Inc. Class C	3.2	2.9
Microsoft Corp.	2.3	2.0
Facebook, Inc. Class A	2.1	1.7
Visa, Inc. Class A	1.5	1.3
	12.9

Top Five Bond Issuers as of August 31, 2017

(with maturities greater than one year)	% of fund's net assets	% of fund's net assets 6 months ago
U.S. Treasury Obligations	5.8	5.7
Fannie Mae	3.0	2.9
Freddie Mac	1.4	1.6
Ginnie Mae	1.1	1.1
Bank of America Corp.	0.4	0.4
	11.7

Top Five Market Sectors as of August 31, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	20.0	19.0
Financials	16.9	17.6
Consumer Discretionary	12.6	12.0
Health Care	10.8	9.9
Industrials	6.9	5.9

Asset Allocation (% of fund's net assets)

As of August 31, 2017*,**
Stocks	69.3%
Bonds	28.1%
Convertible Securities	0.9%
Other Investments	0.9%
Short-Term Investments and Net Other Assets (Liabilities)	0.8%

 * Foreign investments - 12.3%

 ** Futures and Swaps - 0.1%

As of February 28, 2017*,**
Stocks	68.8%
Bonds	29.6%
Convertible Securities	0.8%
Other Investments	1.0%
Short-Term Investments and Net Other Assets (Liabilities)***	(0.2)%

 * Foreign investments - 14.2%

 ** Futures and Swaps - 0.1%

 *** Short-Term Investments and Net Other Assets (Liabilities) are not included in the pie chart

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable.

Percentages in the above tables are adjusted for the effect of TBA Sale Commitments.

Percentages are adjusted for the effect of futures contracts and swaps, if applicable.

Investments August 31, 2017

Showing Percentage of Net Assets

Common Stocks - 69.3%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 10.5%
Auto Components - 0.0%
Chassix Holdings, Inc. (a)(b)	18,330	$594
Delphi Automotive PLC	18,393	1,773
		2,367
Automobiles - 0.3%
General Motors Co.	78,098	2,854
General Motors Co. warrants 7/10/19 (a)	8,394	153
Tesla, Inc. (a)	202,600	72,105
		75,112
Hotels, Restaurants & Leisure - 2.2%
Extended Stay America, Inc. unit	150,000	2,939
Marriott International, Inc. Class A	701,400	72,651
McDonald's Corp.	1,136,500	181,806
Penn National Gaming, Inc. (a)	161,400	3,581
Red Rock Resorts, Inc.	278,655	6,298
U.S. Foods Holding Corp. (a)	192,900	5,295
Vail Resorts, Inc.	1,058,927	241,382
Wyndham Worldwide Corp.	271,300	27,043
Wynn Resorts Ltd.	211,700	29,424
		570,419
Household Durables - 0.6%
Newell Brands, Inc.	1,642,696	79,309
Toll Brothers, Inc.	1,561,400	60,832
TRI Pointe Homes, Inc. (a)	1,495,900	19,058
		159,199
Internet & Direct Marketing Retail - 2.1%
Amazon.com, Inc. (a)	352,100	345,269
Netflix, Inc. (a)	335,800	58,668
Priceline Group, Inc. (a)	76,600	141,869
		545,806
Leisure Products - 0.1%
Hasbro, Inc.	287,000	28,198
Media - 3.0%
Altice NV Class A (a)	523,244	12,065
AMC Networks, Inc. Class A (a)	53,800	3,270
Charter Communications, Inc. Class A (a)	284,164	113,251
Comcast Corp. Class A	4,536,300	184,219
Lions Gate Entertainment Corp.:
Class A (c)	748,900	22,265
Class B	2,086,185	58,559
Live Nation Entertainment, Inc. (a)	1,263,600	50,493
Time Warner, Inc.	573,600	57,991
Tribune Media Co. Class A	13,773	552
tronc, Inc. (a)	3,443	50
Vertis Holdings, Inc. (a)(b)	1,934	0
Vice Holding, Inc. (a)(b)(d)	86,301	197,217
Vivendi SA	1,129,624	25,920
WME Entertainment Parent, LLC Class A (a)(b)(d)(e)	24,723,425	61,809
		787,661
Specialty Retail - 1.1%
Home Depot, Inc.	1,464,900	219,545
L Brands, Inc.	300,800	10,895
TJX Companies, Inc.	420,700	30,417
Ulta Beauty, Inc.	164,400	36,334
		297,191
Textiles, Apparel & Luxury Goods - 1.1%
Brunello Cucinelli SpA	1,407,200	42,215
Christian Dior SA	202,800	62,613
Hermes International SCA	81,100	42,895
lululemon athletica, Inc. (a)	508,200	29,247
Luxottica Group SpA	81,800	4,708
NIKE, Inc. Class B	1,203,900	63,578
Ralph Lauren Corp.	51,500	4,526
Tory Burch LLC:
Class A (e)	702,741	31,110
Class B (a)(b)(d)(e)	324,840	15,264
		296,156

TOTAL CONSUMER DISCRETIONARY		2,762,109

CONSUMER STAPLES - 3.6%
Beverages - 1.7%
Anheuser-Busch InBev SA NV	120,700	14,295
Coca-Cola European Partners PLC	963,200	41,418
Constellation Brands, Inc. Class A (sub. vtg.)	238,300	47,684
Kweichow Moutai Co. Ltd. (A Shares)	273,469	20,382
Molson Coors Brewing Co. Class B	234,900	21,082
Monster Beverage Corp. (a)	1,569,300	87,598
PepsiCo, Inc.	994,000	115,036
The Coca-Cola Co.	2,443,200	111,288
		458,783
Food & Staples Retailing - 0.2%
Costco Wholesale Corp.	329,500	51,646
Ovation Acquisition I LLC (a)(b)(d)	389,576	0
		51,646
Food Products - 0.3%
Bunge Ltd.	264,000	19,702
Mondelez International, Inc.	583,700	23,733
The Kraft Heinz Co.	320,600	25,888
		69,323
Household Products - 0.4%
Procter & Gamble Co.	802,100	74,010
Spectrum Brands Holdings, Inc.	392,900	43,203
		117,213
Personal Products - 0.8%
Estee Lauder Companies, Inc. Class A	952,900	101,951
L'Oreal SA	10,600	2,238
Unilever NV (Certificaten Van Aandelen) (Bearer)	1,784,600	106,245
		210,434
Tobacco - 0.2%
British American Tobacco PLC (United Kingdom)	747,500	46,633

TOTAL CONSUMER STAPLES		954,032

ENERGY - 4.0%
Energy Equipment & Services - 0.8%
Baker Hughes, a GE Co. Class A	66,045	2,239
Halliburton Co.	1,911,800	74,503
Schlumberger Ltd.	2,178,582	138,362
		215,104
Oil, Gas & Consumable Fuels - 3.2%
Alpha Natural Resources Holdings, Inc.	1,903	9
Anadarko Petroleum Corp.	2,548,300	104,302
ANR, Inc.	1,903	35
ANR, Inc. rights 3/31/23 (b)	1,131,145	9
Apache Corp.	1,286,300	49,960
Cabot Oil & Gas Corp.	1,064,000	27,185
Chevron Corp.	2,275,400	244,879
Cimarex Energy Co.	160,000	15,950
ConocoPhillips Co.	1,806,600	78,876
Contura Energy, Inc.	135	8
Contura Energy, Inc. warrants 7/26/23	220	6
EOG Resources, Inc.	520,000	44,195
Extraction Oil & Gas, Inc.	755,865	9,932
Golar LNG Ltd.	542,100	11,753
Imperial Oil Ltd.	1,628,000	48,055
LINN Energy, Inc.	54,178	1,817
Noble Energy, Inc.	1,611,800	38,312
Pioneer Natural Resources Co.	151,100	19,590
RSP Permian, Inc. (a)	748,900	23,500
Southwestern Energy Co. (a)	52,016	283
Suncor Energy, Inc.	3,946,500	123,665
The Williams Companies, Inc.	33,200	987
Warrior Met Coal, Inc. Class A	5,773	150
		843,458

TOTAL ENERGY		1,058,562

FINANCIALS - 11.1%
Banks - 6.5%
Bank of America Corp.	15,027,200	359,000
Citigroup, Inc.	4,168,140	283,559
First Republic Bank	50,000	4,853
Hangzhou Hikvision Digital Technology Co. Ltd. ELS (BNP Paribas Warrant Program) warrants 9/29/17 (f)	8,871,375	43,281
Huntington Bancshares, Inc.	4,112,900	51,781
JPMorgan Chase & Co.	3,165,523	287,714
PNC Financial Services Group, Inc.	842,500	105,658
SunTrust Banks, Inc.	2,171,100	119,628
TCF Financial Corp.	258,400	4,013
U.S. Bancorp	2,726,700	139,743
Wells Fargo & Co.	6,072,540	310,125
		1,709,355
Capital Markets - 1.4%
Brighthouse Financial, Inc.	8,354	477
CBOE Holdings, Inc.	401,900	40,548
Charles Schwab Corp.	1,021,200	40,746
Goldman Sachs Group, Inc.	706,900	158,162
Motors Liquidation Co. GUC Trust (a)	28,150	242
Northern Trust Corp.	597,200	52,852
S&P Global, Inc.	328,800	50,744
TD Ameritrade Holding Corp.	839,300	36,358
		380,129
Consumer Finance - 0.8%
Capital One Financial Corp.	2,179,600	173,518
Synchrony Financial	1,370,300	42,192
		215,710
Diversified Financial Services - 1.0%
Berkshire Hathaway, Inc. Class B (a)	1,385,900	251,070
Insurance - 1.4%
Chubb Ltd.	1,642,247	232,247
Hartford Financial Services Group, Inc.	942,100	50,939
MetLife, Inc.	1,825,500	85,488
		368,674

TOTAL FINANCIALS		2,924,938

HEALTH CARE - 9.8%
Biotechnology - 3.2%
ACADIA Pharmaceuticals, Inc. (a)	860,504	30,643
Acceleron Pharma, Inc. (a)	130,400	5,054
Alexion Pharmaceuticals, Inc. (a)	626,200	89,177
Amgen, Inc.	2,216,700	394,063
Asterias Biotherapeutics, Inc. warrants 9/29/17 (a)	26,174	6
Biogen, Inc. (a)	221,900	70,245
Celgene Corp. (a)	225,600	31,343
Geron Corp. (a)(c)	3,139,900	6,814
Gilead Sciences, Inc.	397,700	33,291
Neurocrine Biosciences, Inc. (a)	579,100	32,777
Spark Therapeutics, Inc. (a)	178,800	14,721
Vertex Pharmaceuticals, Inc. (a)	839,100	134,709
		842,843
Health Care Equipment & Supplies - 2.6%
Becton, Dickinson & Co.	608,700	121,399
Boston Scientific Corp. (a)	8,711,900	240,013
Corindus Vascular Robotics, Inc. (a)(c)	1,315,800	2,513
Corindus Vascular Robotics, Inc. (a)(d)	5,000,000	9,550
Danaher Corp.	1,192,200	99,453
Intuitive Surgical, Inc. (a)	73,600	73,944
Medtronic PLC	1,494,686	120,502
		667,374
Health Care Providers & Services - 2.0%
Aetna, Inc.	673,700	106,242
HCA Holdings, Inc. (a)	73,100	5,750
HealthSouth Corp.	15	1
Humana, Inc.	550,400	141,794
Legend Acquisition, Inc. (a)(b)	2,509	60
Legend Acquisition, Inc.:
Class A warrants (a)(b)	17,259	0
Class B warrants (a)(b)	22,759	0
UnitedHealth Group, Inc.	1,408,400	280,131
		533,978
Pharmaceuticals - 2.0%
Allergan PLC	1,127,489	258,736
Bristol-Myers Squibb Co.	1,304,600	78,902
GlaxoSmithKline PLC sponsored ADR	1,160,400	46,683
Jazz Pharmaceuticals PLC (a)	114,600	17,117
Johnson & Johnson	272,400	36,058
The Medicines Company (a)	618,500	22,693
TherapeuticsMD, Inc. (a)	5,109,226	30,655
Theravance Biopharma, Inc. (a)	961,200	31,402
		522,246

TOTAL HEALTH CARE		2,566,441

INDUSTRIALS - 6.3%
Aerospace & Defense - 2.0%
General Dynamics Corp.	273,100	54,989
Huntington Ingalls Industries, Inc.	371,800	79,550
Northrop Grumman Corp.	610,600	166,211
Raytheon Co.	614,200	111,791
Rockwell Collins, Inc.	427,300	55,998
United Technologies Corp.	516,400	61,823
		530,362
Air Freight & Logistics - 0.1%
FedEx Corp.	147,500	31,621
Building Products - 0.4%
Lennox International, Inc.	138,300	22,920
Masco Corp.	1,879,000	69,091
Masonite International Corp. (a)	10,749	680
		92,691
Commercial Services & Supplies - 0.0%
TulCo LLC (b)(d)(e)	27,200	9,520
WP Rocket Holdings, Inc. (a)(b)(d)	5,819,318	58
		9,578
Construction & Engineering - 0.0%
Keane Group, Inc.	250,000	3,238
Electrical Equipment - 0.2%
AMETEK, Inc.	369,500	23,371
Fortive Corp.	596,100	38,729
		62,100
Industrial Conglomerates - 0.3%
Honeywell International, Inc.	502,200	69,439
Machinery - 2.4%
AGCO Corp.	710,900	48,661
Allison Transmission Holdings, Inc.	2,449,700	85,078
Caterpillar, Inc.	1,843,300	216,569
Cummins, Inc.	411,100	65,521
Deere & Co.	720,300	83,504
Ingersoll-Rand PLC	520,500	44,445
WABCO Holdings, Inc. (a)	534,500	76,765
		620,543
Road & Rail - 0.8%
CSX Corp.	1,057,900	53,107
Norfolk Southern Corp.	1,223,100	147,408
		200,515
Trading Companies & Distributors - 0.1%
United Rentals, Inc. (a)	321,900	38,004

TOTAL INDUSTRIALS		1,658,091

INFORMATION TECHNOLOGY - 19.2%
Communications Equipment - 0.2%
Cisco Systems, Inc.	1,197,000	38,555
Electronic Equipment & Components - 0.3%
Amphenol Corp. Class A	677,600	54,845
CDW Corp.	73,100	4,636
E Ink Holdings, Inc. GDR (f)	140,100	2,022
Keysight Technologies, Inc. (a)	637,727	26,058
		87,561
Internet Software & Services - 5.7%
Alibaba Group Holding Ltd. sponsored ADR (a)	400,400	68,765
Alphabet, Inc. Class C (a)	896,383	841,999
Facebook, Inc. Class A (a)	3,187,060	548,079
Mail.Ru Group Ltd. GDR (a)(f)	77,400	2,298
Pandora Media, Inc. (a)	23,894	202
Spotify Technology SA (a)(b)(d)(g)	12,209	41,196
		1,502,539
IT Services - 3.5%
Cognizant Technology Solutions Corp. Class A	1,175,800	83,211
Global Payments, Inc.	724,600	69,192
MasterCard, Inc. Class A	1,497,800	199,657
PayPal Holdings, Inc. (a)	2,419,600	149,241
Visa, Inc. Class A	3,962,400	410,188
		911,489
Semiconductors & Semiconductor Equipment - 1.0%
Analog Devices, Inc.	477,600	39,961
Broadcom Ltd.	437,230	110,213
Cypress Semiconductor Corp.	1,614	22
KLA-Tencor Corp.	646,600	60,580
Qorvo, Inc. (a)	199,900	14,637
Texas Instruments, Inc.	600,600	49,742
		275,155
Software - 4.7%
Activision Blizzard, Inc.	2,390,100	156,695
Adobe Systems, Inc. (a)	1,087,600	168,752
Atom Tickets LLC (b)(d)(e)	2,580,511	15,000
Citrix Systems, Inc. (a)	215,400	16,846
Deem, Inc. (a)(b)(d)	124,895	24
Electronic Arts, Inc. (a)	856,800	104,101
Microsoft Corp.	8,000,100	598,167
Oracle Corp.	1,718,600	86,497
Salesforce.com, Inc. (a)	1,039,400	99,252
		1,245,334
Technology Hardware, Storage & Peripherals - 3.8%
Apple, Inc.	6,032,500	989,330

TOTAL INFORMATION TECHNOLOGY		5,049,963

MATERIALS - 2.7%
Chemicals - 2.3%
AdvanSix, Inc.	40,176	1,283
CF Industries Holdings, Inc.	425,700	12,341
E.I. du Pont de Nemours & Co.	3,077,475	258,292
FMC Corp.	280,300	24,167
LyondellBasell Industries NV Class A	1,850,998	167,682
Monsanto Co.	795,800	93,268
Potash Corp. of Saskatchewan, Inc.	551,000	9,588
Sherwin-Williams Co.	69,100	23,444
The Chemours Co. LLC	395,195	19,392
The Scotts Miracle-Gro Co. Class A	61,400	5,869
		615,326
Construction Materials - 0.1%
Eagle Materials, Inc.	199,200	19,372
Metals & Mining - 0.3%
AngloGold Ashanti Ltd. sponsored ADR	57,230	580
Freeport-McMoRan, Inc. (a)	3,628,900	53,635
Newmont Mining Corp.	372,700	14,289
Randgold Resources Ltd. sponsored ADR	150,700	15,445
		83,949

TOTAL MATERIALS		718,647

REAL ESTATE - 1.0%
Equity Real Estate Investment Trusts (REITs) - 1.0%
American Tower Corp.	1,771,900	262,330
Gaming & Leisure Properties	126,400	4,954
Omega Healthcare Investors, Inc.	181,000	5,768
		273,052
TELECOMMUNICATION SERVICES - 0.3%
Diversified Telecommunication Services - 0.0%
Iliad SA	28,725	7,419
Wireless Telecommunication Services - 0.3%
T-Mobile U.S., Inc. (a)	1,088,800	70,456

TOTAL TELECOMMUNICATION SERVICES		77,875

UTILITIES - 0.8%
Electric Utilities - 0.7%
Edison International	1,127,707	90,420
NextEra Energy, Inc.	302,600	45,544
PPL Corp.	410,800	16,120
Xcel Energy, Inc.	746,300	36,942
		189,026
Multi-Utilities - 0.1%
Sempra Energy	184,400	21,746

TOTAL UTILITIES		210,772

TOTAL COMMON STOCKS
(Cost $12,312,474)		18,254,482

Convertible Preferred Stocks - 0.9%
CONSUMER DISCRETIONARY - 0.4%
Household Durables - 0.1%
Blu Homes, Inc. Series A, 5.00% (a)(b)(d)	1,082,251	11
Roku, Inc. Series F, 8.00% (a)(b)(d)	5,520,836	10,324
		10,335
Internet & Direct Marketing Retail - 0.0%
The Honest Co., Inc. Series D (a)(b)(d)	196,700	6,296
Leisure Products - 0.0%
Peloton Interactive, Inc. Series E (b)(d)	461,642	10,000
Specialty Retail - 0.2%
Moda Operandi, Inc. Series E (a)(b)(d)	508,444	38,306
Textiles, Apparel & Luxury Goods - 0.1%
Rent the Runway, Inc. Series E (b)(d)	1,378,930	32,046

TOTAL CONSUMER DISCRETIONARY		96,983

ENERGY - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Southwestern Energy Co. Series B 6.25%	169,100	2,241
HEALTH CARE - 0.1%
Health Care Providers & Services - 0.1%
Get Heal, Inc. Series B (b)(d)	8,512,822	1,777
Mulberry Health, Inc. Series A8 (a)(b)(d)	2,960,879	18,822
		20,599
Pharmaceuticals - 0.0%
Allergan PLC 5.50%	9,300	7,585
Teva Pharmaceutical Industries Ltd. 7%	5,570	1,767
		9,352

TOTAL HEALTH CARE		29,951

INDUSTRIALS - 0.0%
Aerospace & Defense - 0.0%
Space Exploration Technologies Corp. Series H (b)(d)	51,921	7,009
INFORMATION TECHNOLOGY - 0.4%
Internet Software & Services - 0.3%
Uber Technologies, Inc. Series D, 8.00% (a)(b)(d)	1,611,548	78,599
Software - 0.1%
Jello Labs, Inc. Series C (b)(d)	1,050,307	17,000

TOTAL INFORMATION TECHNOLOGY		95,599

UTILITIES - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Dynegy, Inc. 7.00%	42,400	2,838
TOTAL CONVERTIBLE PREFERRED STOCKS
(Cost $173,462)		234,621
	Principal Amount (000s)	Value (000s)

Corporate Bonds - 15.3%
Convertible Bonds - 0.0%
CONSUMER DISCRETIONARY - 0.0%
Media - 0.0%
Liberty Media Corp.:
3.5% 1/15/31	620	346
3.5% 1/15/31 (f)	4,584	2,557
		2,903
Nonconvertible Bonds - 15.3%
CONSUMER DISCRETIONARY - 1.6%
Automobiles - 0.2%
General Motors Co. 3.5% 10/2/18	4,530	4,604
General Motors Financial Co., Inc.:
3.15% 1/15/20	12,000	12,245
3.25% 5/15/18	3,070	3,101
3.5% 7/10/19	17,868	18,306
4% 1/15/25	6,368	6,451
4.25% 5/15/23	3,285	3,424
4.375% 9/25/21	11,267	11,947
Tesla, Inc. 5.3% 8/15/25 (f)	5,215	5,143
		65,221
Distributors - 0.0%
American Tire Distributors, Inc. 10.25% 3/1/22 (f)	3,085	3,185
Diversified Consumer Services - 0.0%
Ascend Learning LLC 6.875% 8/1/25 (f)	580	603
Ingersoll-Rand Global Holding Co. Ltd. 2.875% 1/15/19	554	561
Laureate Education, Inc. 8.25% 5/1/25 (f)	4,910	5,340
Service Corp. International 5.375% 1/15/22	505	519
		7,023
Hotels, Restaurants & Leisure - 0.3%
Aramark Services, Inc. 5.125% 1/15/24	4,620	4,909
Caesars Growth Properties Holdings LLC/Caesars Growth Properties Finance, Inc. 9.375% 5/1/22	4,300	4,628
Chukchansi Economic Development Authority 9.75% 5/30/20 (f)(h)	2,861	1,573
Eldorado Resorts, Inc. 6% 4/1/25	455	483
GLP Capital LP/GLP Financing II, Inc. 5.375% 4/15/26	735	797
Golden Nugget Escrow, Inc. 8.5% 12/1/21 (f)	5,680	5,936
Hilton Grand Vacations Borrower LLC/Hilton Grand Vacations Borrower, Inc. 6.125% 12/1/24 (f)	1,080	1,185
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp.:
4.625% 4/1/25	1,940	2,027
4.875% 4/1/27	1,165	1,235
Jacobs Entertainment, Inc. 7.875% 2/1/24 (f)	435	469
KFC Holding Co./Pizza Hut Holding LLC:
4.75% 6/1/27 (f)	1,325	1,360
5% 6/1/24 (f)	5,275	5,514
Landry's Acquisition Co. 6.75% 10/15/24 (f)	1,640	1,661
McDonald's Corp. 3.7% 1/30/26	3,379	3,557
MGM Mirage, Inc. 6% 3/15/23	1,630	1,801
NAI Entertainment Holdings LLC/NAI Entertainment Finance Corp. 5% 8/1/18 (f)	865	866
NCL Corp. Ltd. 4.75% 12/15/21 (f)	5,000	5,181
Paris Las Vegas Holding LLC/Harrah's Las Vegas LLC/Flamingo Las Vegas Holdings, Inc. 11% 10/1/21 (i)	4,650	4,941
Penn National Gaming, Inc. 5.625% 1/15/27 (f)	355	368
Playa Resorts Holding BV 8% 8/15/20 (f)	90	94
Scientific Games Corp.:
6.25% 9/1/20	580	583
6.625% 5/15/21	5,350	5,537
7% 1/1/22 (f)	1,275	1,361
10% 12/1/22	6,840	7,610
Silversea Cruises 7.25% 2/1/25 (f)	745	803
Studio City Co. Ltd.:
5.875% 11/30/19 (f)	1,180	1,245
7.25% 11/30/21 (f)	3,070	3,296
Studio City Finance Ltd. 8.5% 12/1/20 (f)	1,000	1,034
Sugarhouse HSP Gaming Prop Mezz LP/Sugarhouse HSP Gaming Finance Corp. 5.875% 5/15/25 (f)	1,280	1,254
Wynn Macau Ltd. 5.25% 10/15/21 (f)	605	618
		71,926
Household Durables - 0.1%
Brookfield Residential Properties, Inc./Brookfield Residential U.S. Corp. 6.125% 7/1/22 (f)	785	818
Brookfield Residential Properties, Inc. 6.5% 12/15/20 (f)	620	637
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA:
5.125% 7/15/23 (f)	925	964
5.75% 10/15/20	4,574	4,659
7% 7/15/24 (f)	1,160	1,243
Taylor Morrison Communities, Inc./Monarch Communities, Inc. 5.875% 4/15/23 (f)	1,395	1,479
William Lyon Homes, Inc.:
5.75% 4/15/19	470	476
5.875% 1/31/25	1,115	1,146
7% 8/15/22	2,585	2,682
		14,104
Internet & Direct Marketing Retail - 0.1%
Netflix, Inc.:
4.375% 11/15/26 (f)	3,415	3,330
5.5% 2/15/22	5,000	5,375
Zayo Group LLC/Zayo Capital, Inc.:
5.75% 1/15/27 (f)	3,785	4,017
6% 4/1/23	2,475	2,620
		15,342
Media - 0.9%
21st Century Fox America, Inc. 7.75% 12/1/45	8,012	12,182
Altice SA:
7.625% 2/15/25 (f)	4,905	5,308
7.75% 5/15/22 (f)	10,065	10,681
Altice U.S. Finance SA:
5.375% 7/15/23 (f)	2,375	2,488
7.75% 7/15/25 (f)	3,160	3,488
AMC Entertainment Holdings, Inc. 6.125% 5/15/27	1,250	1,170
AMC Entertainment, Inc. 5.75% 6/15/25	2,345	2,228
AOL Time Warner, Inc. 2.95% 7/15/26	17,000	16,107
Cable One, Inc. 5.75% 6/15/22 (f)	895	938
CBS Outdoor Americas Capital LLC/CBS Outdoor Americas Capital Corp.:
5.25% 2/15/22	275	284
5.625% 2/15/24	670	696
CCO Holdings LLC/CCO Holdings Capital Corp.:
5.125% 2/15/23	1,580	1,633
5.125% 5/1/27 (f)	10,095	10,398
5.25% 3/15/21	3,375	3,468
5.5% 5/1/26 (f)	1,035	1,080
5.75% 9/1/23	945	983
5.75% 1/15/24	4,235	4,443
5.75% 2/15/26 (f)	5,010	5,297
5.875% 5/1/27 (f)	3,385	3,597
Cengage Learning, Inc. 9.5% 6/15/24 (f)	3,725	3,194
Cequel Communications Escrow I LLC/Cequel Communications Escrow Capital Corp. 6.375% 9/15/20 (f)	227	232
Cequel Communications Holdings I LLC/Cequel Capital Corp. 5.125% 12/15/21 (f)	3,345	3,404
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.:
4.464% 7/23/22	7,702	8,151
4.908% 7/23/25	5,177	5,546
5.375% 5/1/47 (f)	6,638	6,776
6.484% 10/23/45	1,983	2,281
Cinemark U.S.A., Inc. 4.875% 6/1/23	1,275	1,272
Clear Channel International BV 8.75% 12/15/20 (f)	430	449
Clear Channel Worldwide Holdings, Inc.:
Series A:
6.5% 11/15/22	755	772
7.625% 3/15/20	585	576
7.625% 3/15/20	3,205	3,193
Columbus International, Inc. 7.375% 3/30/21 (f)	1,807	1,933
CSC Holdings, Inc. 5.5% 4/15/27 (f)	8,830	9,216
DISH DBS Corp.:
5% 3/15/23	2,675	2,763
5.875% 7/15/22	2,655	2,871
6.75% 6/1/21	3,515	3,880
E.W. Scripps Co. 5.125% 5/15/25 (f)	445	451
Lamar Media Corp.:
5.375% 1/15/24	630	661
5.875% 2/1/22	525	539
McGraw-Hill Global Education Holdings LLC/McGraw-Hill Global Education Finance 7.875% 5/15/24 (f)	5,226	5,004
MDC Partners, Inc. 6.5% 5/1/24 (f)	5,200	5,181
MHGE Parent LLC/MHGE Parent Finance, Inc. 8.5% 8/1/19 pay-in-kind (f)(i)	15,108	15,108
New Cotai LLC/New Cotai Capital Corp. 10.625% 5/1/19 pay-in-kind (f)(i)	5,963	5,881
Nielsen Finance LLC/Nielsen Finance Co. 5% 4/15/22 (f)	685	709
Regal Entertainment Group 5.75% 3/15/22	1,230	1,276
Sirius XM Radio, Inc.:
5% 8/1/27 (f)	2,770	2,846
5.375% 4/15/25 (f)	1,490	1,575
Time Warner Cable, Inc.:
4% 9/1/21	9,654	10,059
4.5% 9/15/42	2,819	2,603
5.5% 9/1/41	2,304	2,360
6.55% 5/1/37	10,296	11,902
6.75% 7/1/18	1,581	1,642
7.3% 7/1/38	3,823	4,713
8.25% 4/1/19	10,176	11,117
Time Warner, Inc. 2.1% 6/1/19	10,446	10,474
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH 5.5% 1/15/23 (f)	1,206	1,248
WaveDivision Escrow LLC/WaveDivision Escrow Corp. 8.125% 9/1/20 (f)	1,060	1,088
Ziggo Bond Finance BV:
5.875% 1/15/25 (f)	1,120	1,161
6% 1/15/27 (f)	4,760	4,885
		245,461
Specialty Retail - 0.0%
Lithia Motors, Inc. 5.25% 8/1/25 (f)	1,065	1,089
Sonic Automotive, Inc. 5% 5/15/23	195	190
		1,279
TOTAL CONSUMER DISCRETIONARY		423,541
CONSUMER STAPLES - 0.7%
Beverages - 0.2%
Anheuser-Busch InBev Finance, Inc.:
2.65% 2/1/21	14,051	14,315
3.3% 2/1/23	15,133	15,698
4.7% 2/1/36	14,328	15,884
4.9% 2/1/46	9,290	10,585
		56,482
Food & Staples Retailing - 0.2%
Albertsons Companies LLC/Safeway, Inc./New Albertson's, Inc./Albertson's LLC:
5.75% 3/15/25	2,275	2,050
6.625% 6/15/24	1,260	1,203
Albertsons, Inc.:
6.625% 6/1/28	2,130	1,768
7.45% 8/1/29	195	170
BI-LO LLC/BI-LO Finance Corp.:
9.25% 2/15/19 (f)	2,335	2,014
9.375% 9/15/18 pay-in-kind (f)(i)	2,440	787
C&S Group Enterprises LLC 5.375% 7/15/22 (f)	1,445	1,418
Cumberland Farms, Inc. 6.75% 5/1/25 (f)	670	719
CVS Health Corp.:
3.5% 7/20/22	3,373	3,527
3.875% 7/20/25	5,311	5,578
ESAL GmbH 6.25% 2/5/23 (f)	3,315	3,224
FAGE International SA/FAGE U.S.A. Dairy Industry, Inc. 5.625% 8/15/26 (f)	775	791
Minerva Luxembourg SA 6.5% 9/20/26 (f)	2,115	2,121
Performance Food Group, Inc. 5.5% 6/1/24 (f)	1,050	1,082
Rite Aid Corp.:
6.875% 12/15/28 (f)(i)	3,505	3,207
7.7% 2/15/27	3,085	2,962
Tops Holding LLC/Tops Markets II Corp. 8% 6/15/22(f)	2,955	2,165
U.S. Foods, Inc. 5.875% 6/15/24 (f)	1,835	1,911
		36,697
Food Products - 0.1%
CF Industries Holdings, Inc.:
4.95% 6/1/43	2,360	2,047
5.15% 3/15/34	1,080	1,018
5.375% 3/15/44	1,005	917
Darling International, Inc. 5.375% 1/15/22	745	771
JBS U.S.A. LLC/JBS U.S.A. Finance, Inc.:
5.75% 6/15/25 (f)	6,370	6,386
5.875% 7/15/24 (f)	1,500	1,519
Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp. 5.875% 1/15/24	880	941
Post Holdings, Inc.:
5.5% 3/1/25 (f)	2,160	2,246
5.75% 3/1/27 (f)	4,110	4,254
William Wrigley Jr. Co. 2% 10/20/17 (f)	4,607	4,610
		24,709
Tobacco - 0.2%
Altria Group, Inc.:
2.625% 1/14/20	4,950	5,039
4% 1/31/24	3,123	3,355
Imperial Tobacco Finance PLC:
3.75% 7/21/22 (f)	6,420	6,693
4.25% 7/21/25 (f)	6,420	6,818
Reynolds American, Inc.:
2.3% 6/12/18	2,235	2,244
3.25% 6/12/20	1,273	1,312
4% 6/12/22	4,375	4,641
4.45% 6/12/25	3,173	3,429
4.85% 9/15/23	7,000	7,738
5.7% 8/15/35	1,646	1,927
5.85% 8/15/45	5,525	6,678
7.25% 6/15/37	6,101	8,384
Vector Group Ltd. 6.125% 2/1/25 (f)	4,285	4,392
		62,650
TOTAL CONSUMER STAPLES		180,538
ENERGY - 2.3%
Energy Equipment & Services - 0.2%
Calfrac Holdings LP 7.5% 12/1/20 (f)	3,930	3,517
Diamond Offshore Drilling, Inc. 7.875% 8/15/25	2,365	2,365
El Paso Pipeline Partners Operating Co. LLC:
5% 10/1/21	5,755	6,229
6.5% 4/1/20	2,937	3,225
Ensco PLC:
4.5% 10/1/24	3,510	2,562
5.2% 3/15/25	660	492
Exterran Partners LP/EXLP Finance Corp.:
6% 4/1/21	440	430
6% 10/1/22	1,405	1,359
FTS International, Inc. 6.25% 5/1/22	4,410	3,815
Gulfmark Offshore, Inc. 6.375% 3/15/22 (h)	1,435	287
Halliburton Co.:
3.8% 11/15/25	3,469	3,584
4.85% 11/15/35	3,029	3,284
Noble Holding International Ltd.:
4.625% 3/1/21	301	257
5.75% 3/16/18	470	473
6.05% 3/1/41	80	48
6.2% 8/1/40	2,270	1,368
7.7% 4/1/25 (i)	2,995	2,231
7.75% 1/15/24	6,280	4,851
NuStar Logistics LP 5.625% 4/28/27	855	906
Pacific Drilling V Ltd. 7.25% 12/1/17 (f)	2,355	1,060
Pride International, Inc. 7.875% 8/15/40	2,554	2,005
SESI LLC 7.75% 9/15/24 (f)	985	995
Summit Midstream Holdings LLC 5.75% 4/15/25	1,290	1,293
Trinidad Drilling Ltd. 6.625% 2/15/25 (f)	730	675
Weatherford International Ltd. 9.875% 2/15/24 (f)	3,070	3,139
		50,450
Oil, Gas & Consumable Fuels - 2.1%
Alpha Natural Resources, Inc. 9.75% 4/15/18 (b)	1,099	0
Amerada Hess Corp. 7.875% 10/1/29	2,989	3,602
Anadarko Finance Co. 7.5% 5/1/31	5,758	7,233
Anadarko Petroleum Corp.:
4.85% 3/15/21	8,942	9,505
5.55% 3/15/26	4,888	5,456
6.6% 3/15/46	6,640	8,033
Antero Midstream Partners LP/Antero Midstream Finance Corp. 5.375% 9/15/24	785	801
Antero Resources Corp.:
5.125% 12/1/22	3,810	3,820
5.625% 6/1/23 (Reg. S)	1,835	1,867
Antero Resources Finance Corp. 5.375% 11/1/21	1,790	1,821
Blue Racer Mistream LLC/Blue Racer Finance Corp. 6.125% 11/15/22 (f)	5,000	5,138
California Resources Corp. 8% 12/15/22 (f)	4,825	2,660
Callon Petroleum Co. 6.125% 10/1/24	730	741
Canadian Natural Resources Ltd.:
1.75% 1/15/18	2,250	2,249
5.85% 2/1/35	3,450	3,851
Carrizo Oil & Gas, Inc. 6.25% 4/15/23	280	272
Cenovus Energy, Inc.:
4.25% 4/15/27 (f)	6,485	6,260
5.7% 10/15/19	1,662	1,747
Cheniere Corpus Christi Holdings LLC:
5.125% 6/30/27 (f)	1,785	1,847
5.875% 3/31/25	2,210	2,376
Chesapeake Energy Corp.:
3 month U.S. LIBOR + 3.250% 4.5536% 4/15/19 (i)(j)	2,150	2,123
4.875% 4/15/22	5,325	4,713
5.75% 3/15/23	1,800	1,591
8% 12/15/22 (f)	4,097	4,235
8% 1/15/25 (f)	8,860	8,539
8% 6/15/27 (f)	5,300	5,035
Citgo Holding, Inc. 10.75% 2/15/20 (f)	2,315	2,471
Columbia Pipeline Group, Inc.:
2.45% 6/1/18	1,213	1,217
3.3% 6/1/20	5,938	6,108
4.5% 6/1/25	1,813	1,947
CONSOL Energy, Inc. 8% 4/1/23	5,000	5,275
Consolidated Energy Finance SA:
3 month U.S. LIBOR + 3.750% 4.9817% 6/15/22 (f)(i)(j)	1,840	1,840
6.875% 6/15/25 (f)	4,640	4,826
Covey Park Energy LLC 7.5% 5/15/25 (f)	1,810	1,817
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp. 6.25% 4/1/23	1,150	1,187
DCP Midstream LLC:
4.75% 9/30/21 (f)	5,634	5,775
5.35% 3/15/20 (f)	5,174	5,446
DCP Midstream Operating LP:
2.5% 12/1/17	2,677	2,674
2.7% 4/1/19	4,139	4,113
3.875% 3/15/23	2,327	2,266
4.95% 4/1/22	1,048	1,082
5.6% 4/1/44	1,686	1,568
Denbury Resources, Inc. 4.625% 7/15/23	4,625	2,035
Duke Energy Field Services 6.45% 11/3/36 (f)	3,753	3,950
Empresa Nacional de Petroleo 4.375% 10/30/24 (f)	4,545	4,777
Enable Midstream Partners LP:
2.4% 5/15/19 (i)	1,656	1,649
3.9% 5/15/24 (i)	1,746	1,749
Enbridge Energy Partners LP:
4.2% 9/15/21	6,629	6,996
4.375% 10/15/20	4,351	4,580
Enbridge, Inc.:
4.25% 12/1/26	2,391	2,518
5.5% 12/1/46	2,759	3,165
EP Energy LLC/Everest Acquisition Finance, Inc. 8% 11/29/24 (f)	990	968
Extraction Oil & Gas, Inc. 7.375% 5/15/24 (f)	1,000	1,005
Gibson Energy, Inc. 6.75% 7/15/21 (f)	53	55
Hilcorp Energy I LP/Hilcorp Finance Co. 5.75% 10/1/25 (f)	6,625	6,393
Kinder Morgan Energy Partners LP:
3.45% 2/15/23	7,202	7,300
3.5% 3/1/21	2,994	3,075
6.55% 9/15/40	674	784
Kinder Morgan, Inc. 5% 2/15/21 (f)	3,749	4,022
Marathon Petroleum Corp. 5.125% 3/1/21	3,173	3,442
Murphy Oil Corp. 6.875% 8/15/24	550	581
Nakilat, Inc. 6.067% 12/31/33 (f)	1,839	2,163
Nexen, Inc. 6.2% 7/30/19	1,865	1,993
NGPL PipeCo LLC:
4.375% 8/15/22 (f)	415	426
4.875% 8/15/27 (f)	415	427
Oasis Petroleum, Inc. 6.875% 3/15/22	595	579
Parsley Energy LLC/Parsley:
5.375% 1/15/25 (f)	2,595	2,608
6.25% 6/1/24 (f)	4,225	4,405
PBF Holding Co. LLC/PBF Finance Corp.:
7% 11/15/23	2,850	2,857
7.25% 6/15/25 (f)	1,820	1,802
Peabody Securities Finance Corp.:
6% 3/31/22 (f)	545	559
6.375% 3/31/25 (f)	680	694
Petrobras Global Finance BV:
4.375% 5/20/23	3,648	3,571
5.625% 5/20/43	11,155	9,783
7.25% 3/17/44	28,868	29,734
Petrobras International Finance Co. Ltd. 5.375% 1/27/21	10,725	11,092
Petroleos Mexicanos:
3.5% 7/23/20	7,125	7,314
3.5% 1/30/23	4,530	4,490
4.5% 1/23/26	6,398	6,460
4.625% 9/21/23	10,200	10,618
4.875% 1/24/22	2,315	2,433
4.875% 1/18/24	5,974	6,222
5.375% 3/13/22 (f)	3,625	3,890
5.5% 1/21/21	12,842	13,767
5.5% 6/27/44	7,252	6,824
5.625% 1/23/46	6,203	5,832
6% 3/5/20	4,075	4,395
6.375% 1/23/45	13,324	13,737
6.5% 3/13/27 (f)	5,590	6,261
6.5% 6/2/41	7,783	8,223
6.75% 9/21/47	14,484	15,572
6.75% 9/21/47 (f)	5,940	6,386
6.875% 8/4/26	12,000	13,798
8% 5/3/19	3,283	3,595
Phillips 66 Co. 4.3% 4/1/22	5,338	5,741
Phillips 66 Partners LP 2.646% 2/15/20	527	529
Range Resources Corp. 4.875% 5/15/25	1,040	996
Rose Rock Midstream LP/Rose Rock Finance Corp. 5.625% 7/15/22	635	624
Sabine Pass Liquefaction LLC 5.875% 6/30/26	3,780	4,222
Shell International Finance BV 4.375% 5/11/45	6,392	6,841
SM Energy Co.:
5% 1/15/24	1,585	1,411
5.625% 6/1/25	1,670	1,511
6.125% 11/15/22	4,030	3,808
6.5% 11/15/21	745	720
6.5% 1/1/23	80	77
6.75% 9/15/26	805	759
Southeast Supply Header LLC 4.25% 6/15/24 (f)	4,893	5,083
Southwestern Energy Co.:
5.8% 1/23/20 (i)	4,519	4,655
6.7% 1/23/25 (i)	3,470	3,383
Sunoco LP/Sunoco Finance Corp.:
5.5% 8/1/20	6,670	6,865
6.25% 4/15/21	2,710	2,818
6.375% 4/1/23	965	1,017
Targa Resources Partners LP/Targa Resources Partners Finance Corp.:
5.375% 2/1/27 (f)	1,025	1,061
6.75% 3/15/24	7,000	7,578
Teekay Corp. 8.5% 1/15/20	5,705	5,762
Teine Energy Ltd. 6.875% 9/30/22 (f)	2,994	2,994
Tesoro Logistics LP/Tesoro Logistics Finance Corp. 6.375% 5/1/24	1,185	1,289
The Williams Companies, Inc.:
3.7% 1/15/23	4,147	4,116
4.55% 6/24/24	19,902	20,350
Ultra Resources, Inc.:
6.875% 4/15/22 (f)	1,485	1,461
7.125% 4/15/25 (f)	1,115	1,087
Western Gas Partners LP:
4.65% 7/1/26	1,642	1,708
5.375% 6/1/21	10,596	11,445
Western Refining Logistics LP/WNRL Finance Co. 7.5% 2/15/23	585	629
Williams Partners LP:
3.6% 3/15/22	5,146	5,306
3.9% 1/15/25	1,767	1,816
4% 11/15/21	2,349	2,465
4.3% 3/4/24	4,038	4,281
4.5% 11/15/23	2,564	2,747
WPX Energy, Inc.:
5.25% 9/15/24	2,910	2,852
6% 1/15/22	2,565	2,645
7.5% 8/1/20	764	825
8.25% 8/1/23	1,715	1,882
		552,040
TOTAL ENERGY		602,490
FINANCIALS - 5.5%
Banks - 2.5%
Banco Nacional de Desenvolvimento Economico e Social:
4% 4/14/19 (f)	21,750	22,177
5.5% 7/12/20 (f)	16,673	17,582
5.75% 9/26/23 (f)	5,082	5,506
6.369% 6/16/18 (f)	10,462	10,777
6.5% 6/10/19 (f)	1,763	1,876
Bank of America Corp.:
2.6% 1/15/19	66,110	66,767
2.65% 4/1/19	28,149	28,484
3.5% 4/19/26	7,374	7,510
3.705% 4/24/28 (i)	7,919	8,102
3.875% 8/1/25	7,638	8,030
3.95% 4/21/25	5,678	5,864
4.2% 8/26/24	9,221	9,711
4.25% 10/22/26	5,465	5,733
5.75% 12/1/17	6,075	6,134
Barclays PLC:
2.75% 11/8/19	4,598	4,653
4.375% 1/12/26	8,817	9,271
BB&T Corp. 3.95% 3/22/22	1,495	1,591
CIT Group, Inc. 5.5% 2/15/19 (f)	1,766	1,848
Citigroup, Inc.:
1.75% 5/1/18	18,342	18,354
1.85% 11/24/17	30,961	30,980
2.4% 2/18/20	10,000	10,091
2.5% 7/29/19	32,442	32,785
2.55% 4/8/19	14,645	14,797
4.05% 7/30/22	14,700	15,489
4.3% 11/20/26	12,000	12,568
5.5% 9/13/25	3,703	4,188
Citizens Bank NA 2.55% 5/13/21	2,268	2,288
Citizens Financial Group, Inc. 4.15% 9/28/22 (f)	6,650	7,005
Credit Suisse Group Funding Guernsey Ltd.:
2.75% 3/26/20	6,421	6,511
3.75% 3/26/25	6,420	6,580
3.8% 9/15/22	9,940	10,391
3.8% 6/9/23	12,454	12,986
Credit Suisse New York Branch 5.4% 1/14/20	1,200	1,290
Discover Bank 7% 4/15/20	3,075	3,407
Fifth Third Bancorp:
3.5% 3/15/22	529	551
4.5% 6/1/18	418	427
HBOS PLC 6.75% 5/21/18 (f)	408	422
HSBC Holdings PLC 4.25% 3/14/24	2,900	3,053
Huntington Bancshares, Inc. 7% 12/15/20	2,561	2,938
Huntington National Bank:
2% 6/30/18	13,000	13,043
2.2% 4/1/19	2,700	2,714
Intesa Sanpaolo SpA:
5.017% 6/26/24 (f)	4,062	4,157
5.71% 1/15/26 (f)	9,946	10,512
JPMorgan Chase & Co.:
2.95% 10/1/26	8,946	8,809
3.875% 9/10/24	12,321	12,899
4.125% 12/15/26	49,975	52,645
KeyCorp. 5.1% 3/24/21	519	570
Rabobank Nederland 4.375% 8/4/25	9,821	10,426
Regions Bank 6.45% 6/26/37	10,147	12,730
Regions Financial Corp. 3.2% 2/8/21	4,117	4,227
Royal Bank of Scotland Group PLC:
5.125% 5/28/24	46,599	49,154
6% 12/19/23	11,834	13,114
6.1% 6/10/23	7,367	8,141
6.125% 12/15/22	35,362	38,943
SunTrust Banks, Inc. 2.35% 11/1/18	2,500	2,516
Synchrony Bank 3% 6/15/22	5,296	5,304
		668,621
Capital Markets - 1.5%
Affiliated Managers Group, Inc.:
3.5% 8/1/25	7,721	7,898
4.25% 2/15/24	2,760	2,932
Credit Suisse AG 6% 2/15/18	12,547	12,778
Deutsche Bank AG 4.5% 4/1/25	14,192	14,330
Deutsche Bank AG London Branch 2.85% 5/10/19	13,520	13,672
Goldman Sachs Group, Inc.:
1.748% 9/15/17	16,000	16,001
2.375% 1/22/18	10,000	10,029
2.55% 10/23/19	70,000	70,833
2.6% 4/23/20	1,300	1,316
2.625% 1/31/19	25,103	25,362
3.691% 6/5/28 (i)	19,000	19,329
3.75% 2/25/26	15,000	15,480
5.95% 1/18/18	4,242	4,308
6.15% 4/1/18	3,466	3,553
Lazard Group LLC 4.25% 11/14/20	4,447	4,723
Moody's Corp.:
3.25% 1/15/28 (f)	2,803	2,826
4.875% 2/15/24	2,632	2,935
Morgan Stanley:
2.125% 4/25/18	16,388	16,435
2.5% 1/24/19	97,536	98,454
3.7% 10/23/24	10,237	10,664
4.875% 11/1/22	7,232	7,876
5.625% 9/23/19	453	486
5.95% 12/28/17	250	253
MSCI, Inc. 5.75% 8/15/25 (f)	870	946
Peachtree Corners Funding Trust 3.976% 2/15/25(f)	7,000	7,197
Thomson Reuters Corp. 3.85% 9/29/24	4,335	4,576
UBS AG Stamford Branch 2.375% 8/14/19	10,750	10,860
UBS Group Funding Ltd. 4.125% 9/24/25 (f)	7,279	7,721
		393,773
Consumer Finance - 0.7%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust 3.5% 5/26/22	2,254	2,316
Ally Financial, Inc.:
5.75% 11/20/25	8,715	9,410
6.25% 12/1/17	1,800	1,818
8% 12/31/18	11,545	12,353
8% 11/1/31	15,256	19,642
Capital One Financial Corp. 2.45% 4/24/19	4,470	4,503
Discover Financial Services:
3.85% 11/21/22	1,983	2,062
3.95% 11/6/24	15,000	15,502
5.2% 4/27/22	2,146	2,350
Ford Motor Credit Co. LLC:
2.375% 3/12/19	17,400	17,491
2.875% 10/1/18	8,500	8,585
5% 5/15/18	8,500	8,682
5.875% 8/2/21	10,438	11,664
General Motors Acceptance Corp. 8% 11/1/31	6,130	7,877
Hyundai Capital America:
2.125% 10/2/17 (f)	2,063	2,064
2.55% 2/6/19 (f)	5,366	5,388
2.875% 8/9/18 (f)	2,511	2,532
Navient Corp. 5.875% 10/25/24	7,190	7,265
SLM Corp.:
4.875% 6/17/19	5,955	6,156
5.5% 1/15/19	2,150	2,226
5.5% 1/25/23	3,410	3,444
6.125% 3/25/24	4,710	4,804
8% 3/25/20	5,930	6,545
Synchrony Financial:
3% 8/15/19	1,910	1,938
3.75% 8/15/21	7,084	7,322
4.25% 8/15/24	2,903	3,040
		176,979
Diversified Financial Services - 0.2%
Brixmor Operating Partnership LP:
3.25% 9/15/23	8,309	8,297
3.875% 8/15/22	3,136	3,243
4.125% 6/15/26	2,949	2,992
Chobani LLC/Finance Corp., Inc. 7.5% 4/15/25 (f)	3,340	3,632
Eagle Holding Co. II LLC 7.625% 5/15/22 pay-in-kind (f)(i)	810	837
Exela International LLC/Exela Financial, Inc. 10% 7/15/23 (f)	1,820	1,784
Grinding Media, Inc./MC Grinding Media Canada, Inc. 7.375% 12/15/23 (f)	1,110	1,193
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
4.875% 3/15/19	2,280	2,303
5.875% 2/1/22	2,725	2,803
6% 8/1/20	2,230	2,297
6.25% 2/1/22	860	887
6.75% 2/1/24	1,565	1,648
Inception Merger Sub, Inc./Rackspace Hosting, Inc. 8.625% 11/15/24 (f)	5,380	5,710
j2 Cloud Services LLC/j2 Global Communications, Inc. 6% 7/15/25 (f)	1,150	1,186
Orchestra Borrower LLC/Orchestra Co.-Issuer, Inc. 6.75% 6/15/22 (f)	1,080	1,121
Radiate Holdco LLC/Radiate Financial Service Ltd. 6.625% 2/15/25 (f)	1,625	1,607
Solera LLC/Solera Finance, Inc.:
10.5% 3/1/24 (f)	3,080	3,507
10.5% 3/1/24 (f)	2,085	2,374
Tempo Acquisition LLC / Tempo 6.75% 6/1/25 (f)	1,550	1,585
Voya Financial, Inc. 3.125% 7/15/24	3,320	3,312
		52,318
Insurance - 0.5%
AIA Group Ltd. 2.25% 3/11/19 (f)	1,203	1,204
Alliant Holdings Co.-Issuer, Inc./Wayne Merger Sub LLC 8.25% 8/1/23 (f)	3,180	3,339
American International Group, Inc.:
3.3% 3/1/21	3,455	3,576
3.75% 7/10/25	11,144	11,577
4.875% 6/1/22	10,692	11,819
5.85% 1/16/18	12,000	12,177
Aon Corp. 5% 9/30/20	107	116
Great-West Life & Annuity Insurance Co. 3 month U.S. LIBOR + 2.538% 3.8522% 5/16/46 (f)(i)(j)	2,008	1,978
Hockey Merger Sub 2, Inc. 7.875% 10/1/21 (f)	1,675	1,741
Liberty Mutual Group, Inc.:
4.25% 6/15/23 (f)	2,655	2,864
5% 6/1/21 (f)	6,063	6,621
Marsh & McLennan Companies, Inc. 4.8% 7/15/21	3,441	3,760
Massachusetts Mutual Life Insurance Co. 4.5% 4/15/65 (f)	7,265	7,596
Metropolitan Life Global Funding I 1.875% 6/22/18 (f)	6,476	6,491
Northwestern Mutual Life Insurance Co. 6.063% 3/30/40 (f)	3,585	4,745
Pacific Life Insurance Co. 9.25% 6/15/39 (f)	3,048	5,029
Pacific LifeCorp:
5.125% 1/30/43 (f)	6,960	7,806
6% 2/10/20 (f)	9,150	9,935
Prudential Financial, Inc.:
2.3% 8/15/18	783	788
4.5% 11/16/21	1,461	1,594
7.375% 6/15/19	1,880	2,061
Teachers Insurance & Annuity Association of America 4.9% 9/15/44 (f)	6,853	7,780
TIAA Asset Management Finance LLC:
2.95% 11/1/19 (f)	1,569	1,595
4.125% 11/1/24 (f)	2,275	2,420
Unum Group:
3.875% 11/5/25	6,934	7,206
5.625% 9/15/20	2,879	3,157
5.75% 8/15/42	10,079	12,169
USIS Merger Sub, Inc. 6.875% 5/1/25 (f)	2,030	2,068
		143,212
Thrifts & Mortgage Finance - 0.1%
Prime Securities Services Borrower LLC/Prime Finance, Inc. 9.25% 5/15/23 (f)	16,530	18,266
TOTAL FINANCIALS		1,453,169
HEALTH CARE - 0.9%
Biotechnology - 0.0%
AbbVie, Inc. 3.6% 5/14/25	6,397	6,612
Health Care Providers & Services - 0.5%
Community Health Systems, Inc.:
6.25% 3/31/23	3,945	3,975
6.875% 2/1/22	7,985	6,618
DaVita HealthCare Partners, Inc.:
5% 5/1/25	2,315	2,347
5.75% 8/15/22	1,215	1,253
HCA Holdings, Inc.:
3.75% 3/15/19	9,592	9,760
4.25% 10/15/19	3,850	3,970
4.75% 5/1/23	305	322
5.375% 2/1/25	6,835	7,211
5.875% 3/15/22	365	404
5.875% 5/1/23	2,555	2,795
5.875% 2/15/26	5,470	5,901
6.25% 2/15/21	1,415	1,528
6.5% 2/15/20	13,898	15,135
7.5% 2/15/22	3,250	3,746
HealthSouth Corp.:
5.75% 11/1/24	5,295	5,454
5.75% 9/15/25	6,165	6,412
Medco Health Solutions, Inc. 4.125% 9/15/20	3,728	3,933
Sabra Health Care LP/Sabra Capital Corp. 5.5% 2/1/21	625	650
Tenet Healthcare Corp.:
4.625% 7/15/24 (f)	4,375	4,374
6.75% 6/15/23	16,410	16,280
7.5% 1/1/22 (f)	1,030	1,110
8% 8/1/20	2,001	2,030
8.125% 4/1/22	7,250	7,613
THC Escrow Corp. III:
5.125% 5/1/25 (f)	5,585	5,620
7% 8/1/25 (f)	3,085	3,022
Vizient, Inc. 10.375% 3/1/24 (f)	2,055	2,363
Wellcare Health Plans, Inc. 5.25% 4/1/25	1,405	1,472
WellPoint, Inc. 1.875% 1/15/18	161	161
		125,459
Health Care Technology - 0.0%
IMS Health, Inc. 5% 10/15/26 (f)	2,120	2,221
Life Sciences Tools & Services - 0.0%
Thermo Fisher Scientific, Inc. 2.4% 2/1/19	945	952
Pharmaceuticals - 0.4%
Actavis Funding SCS:
2.45% 6/15/19	3,241	3,271
3% 3/12/20	5,472	5,585
3.45% 3/15/22	9,527	9,898
Forest Laboratories, Inc. 4.375% 2/1/19 (f)	572	589
Mylan N.V.:
2.5% 6/7/19	5,474	5,492
3.15% 6/15/21	7,274	7,377
3.95% 6/15/26	3,535	3,601
Perrigo Finance PLC:
3.5% 12/15/21	569	590
3.9% 12/15/24	2,011	2,073
Teva Pharmaceutical Finance Netherlands III BV:
2.2% 7/21/21	5,133	4,885
2.8% 7/21/23	3,674	3,462
3.15% 10/1/26	4,374	4,003
Valeant Pharmaceuticals International, Inc.:
5.375% 3/15/20 (f)	11,665	11,519
5.5% 3/1/23 (f)	3,325	2,793
5.875% 5/15/23 (f)	12,280	10,469
6.125% 4/15/25 (f)	7,825	6,602
7% 3/15/24 (f)	4,430	4,701
7.5% 7/15/21 (f)	4,035	3,959
Zoetis, Inc. 1.875% 2/1/18	898	898
		91,767
TOTAL HEALTH CARE		227,011
INDUSTRIALS - 0.6%
Aerospace & Defense - 0.1%
BAE Systems Holdings, Inc. 6.375% 6/1/19 (f)	3,650	3,923
DAE Funding LLC:
4.5% 8/1/22 (f)	1,210	1,234
5% 8/1/24 (f)	1,665	1,702
		6,859
Airlines - 0.0%
Continental Airlines, Inc.:
pass-thru trust certificates:
8.388% 11/1/20	0	0
9.798% 4/1/21	1,379	1,514
6.125% 4/29/18	415	424
6.648% 9/15/17	141	141
6.9% 1/2/18	43	44
U.S. Airways pass-thru trust certificates:
6.85% 1/30/18	253	259
8.36% 1/20/19	227	227
		2,609
Building Products - 0.1%
Builders FirstSource, Inc.:
5.625% 9/1/24 (f)	3,265	3,412
10.75% 8/15/23 (f)	5,000	5,713
GCP Applied Technologies, Inc. 9.5% 2/1/23 (f)	1,800	2,025
HD Supply, Inc. 5.75% 4/15/24 (f)	3,090	3,314
HMAN Finance Sub Corp. 6.375% 7/15/22 (f)	510	488
Shea Homes Ltd. Partnership/Corp.:
5.875% 4/1/23 (f)	1,195	1,223
6.125% 4/1/25 (f)	835	860
USG Corp. 4.875% 6/1/27 (f)	465	477
		17,512
Commercial Services & Supplies - 0.2%
APX Group, Inc.:
7.625% 9/1/23 (f)	4,035	4,085
7.875% 12/1/22	14,305	15,521
8.75% 12/1/20	23,130	23,824
CD&R Waterworks Merger Sub LLC 6.125% 8/15/25 (f)	655	668
Cenveo Corp. 6% 8/1/19 (f)	730	600
Covanta Holding Corp.:
5.875% 3/1/24	2,865	2,869
6.375% 10/1/22	3,265	3,355
Harland Clarke Holdings Corp. 8.375% 8/15/22 (f)	1,215	1,299
LBC Tank Terminals Holding Netherlands BV 6.875% 5/15/23 (f)	1,180	1,239
Prime Security One MS, Inc. 4.875% 7/15/32 (f)	3,050	2,825
Ritchie Brothers Auctioneers, Inc. 5.375% 1/15/25 (f)	545	567
Tervita Escrow Corp. 7.625% 12/1/21 (f)	945	950
		57,802
Construction & Engineering - 0.0%
Blueline Rental Finance Corp./Blueline Rental LLC 9.25% 3/15/24 (f)	1,205	1,316
Machinery - 0.0%
Herc Rentals, Inc.:
7.5% 6/1/22 (f)	1,125	1,232
7.75% 6/1/24 (f)	1,124	1,231
Ingersoll-Rand Luxembourg Finance SA 2.625% 5/1/20	1,481	1,501
		3,964
Marine - 0.0%
Navios Maritime Acquisition Corp./Navios Acquisition Finance U.S., Inc. 8.125% 11/15/21 (f)	2,090	1,729
Navios Maritime Holdings, Inc.:
7.375% 1/15/22 (f)	3,065	2,490
8.125% 2/15/19	975	914
Navios South American Logistics, Inc./Navios Logistics Finance U.S., Inc. 7.25% 5/1/22 (f)	700	683
		5,816
Professional Services - 0.0%
FTI Consulting, Inc. 6% 11/15/22	2,405	2,489
Road & Rail - 0.0%
Jurassic Holdings III, Inc. 6.875% 2/15/21 (Reg. S) (f)	1,245	1,015
Trading Companies & Distributors - 0.2%
Air Lease Corp.:
2.125% 1/15/18	2,759	2,763
2.125% 1/15/20	10,000	10,008
2.625% 9/4/18	6,100	6,150
3.375% 6/1/21	3,689	3,805
3.75% 2/1/22	6,505	6,837
3.875% 4/1/21	5,301	5,551
4.25% 9/15/24	4,566	4,841
4.75% 3/1/20	4,617	4,905
Ashtead Capital, Inc.:
4.125% 8/15/25 (f)	1,205	1,236
4.375% 8/15/27 (f)	1,270	1,295
5.625% 10/1/24 (f)	1,825	1,955
International Lease Finance Corp. 7.125% 9/1/18 (f)	5,560	5,838
United Rentals North America, Inc.:
4.625% 7/15/23	1,220	1,274
5.5% 5/15/27	1,310	1,389
		57,847
TOTAL INDUSTRIALS		157,229
INFORMATION TECHNOLOGY - 0.3%
Communications Equipment - 0.0%
Brocade Communications Systems, Inc. 4.625% 1/15/23	140	143
Hughes Satellite Systems Corp. 6.5% 6/15/19	5,408	5,793
		5,936
Electronic Equipment & Components - 0.1%
Anixter International, Inc. 5.625% 5/1/19	705	739
Diamond 1 Finance Corp./Diamond 2 Finance Corp.:
3.48% 6/1/19 (f)	13,573	13,872
5.875% 6/15/21 (f)	1,790	1,877
7.125% 6/15/24 (f)	1,740	1,927
Sanmina Corp. 4.375% 6/1/19 (f)	1,295	1,331
Tyco Electronics Group SA:
2.375% 12/17/18	1,087	1,093
6.55% 10/1/17	815	818
		21,657
Internet Software & Services - 0.1%
Balboa Merger Sub, Inc. 11.375% 12/1/21 (f)	9,335	10,222
CyrusOne LP/CyrusOne Finance Corp.:
5% 3/15/24 (f)	485	507
5.375% 3/15/27 (f)	415	439
		11,168
IT Services - 0.0%
Ceridian HCM Holding, Inc. 11% 3/15/21 (f)	3,625	3,838
Semiconductors & Semiconductor Equipment - 0.0%
Entegris, Inc. 6% 4/1/22 (f)	365	381
Micron Technology, Inc.:
5.25% 1/15/24 (f)	2,494	2,594
5.5% 2/1/25	1,695	1,790
Sensata Technologies UK Financing Co. PLC 6.25% 2/15/26 (f)	2,675	2,922
		7,687
Software - 0.1%
Activision Blizzard, Inc. 6.125% 9/15/23 (f)	1,255	1,349
Greeneden U.S. Holdings II LLC 10% 11/30/24 (f)	4,995	5,682
Open Text Corp. 5.875% 6/1/26 (f)	5,700	6,177
Parametric Technology Corp. 6% 5/15/24	585	626
Veritas U.S., Inc./Veritas Bermuda Ltd. 10.5% 2/1/24 (f)	11,045	11,846
		25,680
Technology Hardware, Storage & Peripherals - 0.0%
Hewlett Packard Enterprise Co. 6.35% 10/15/45 (i)	1,047	1,112
Western Digital Corp. 10.5% 4/1/24	2,750	3,266
		4,378
TOTAL INFORMATION TECHNOLOGY		80,344
MATERIALS - 0.3%
Chemicals - 0.1%
Evolution Escrow Issuer LLC 7.5% 3/15/22 (f)	4,388	4,596
Momentive Performance Materials, Inc. 3.88% 10/24/21	4,960	4,972
MPM Escrow LLC/MPM Finance Escrow Corp. 8.875% 10/15/20 (b)(h)	3,680	0
NOVA Chemicals Corp.:
4.875% 6/1/24 (f)	1,835	1,835
5.25% 6/1/27 (f)	1,860	1,855
Platform Specialty Products Corp. 6.5% 2/1/22 (f)	4,355	4,518
The Chemours Co. LLC:
5.375% 5/15/27	715	745
6.625% 5/15/23	1,260	1,337
7% 5/15/25	825	910
Tronox Finance LLC 6.375% 8/15/20	2,645	2,688
		23,456
Construction Materials - 0.0%
BMC East LLC 5.5% 10/1/24 (f)	1,380	1,439
Containers & Packaging - 0.0%
ARD Finance SA 7.125% 9/15/23 pay-in-kind	1,615	1,712
Ardagh Packaging Finance PLC/Ardagh MP Holdings U.S.A., Inc.:
6% 2/15/25 (f)	3,030	3,227
7.25% 5/15/24 (f)	3,410	3,762
Flex Acquisition Co., Inc. 6.875% 1/15/25 (f)	810	842
Sealed Air Corp. 6.5% 12/1/20 (f)	1,065	1,188
		10,731
Metals & Mining - 0.2%
BHP Billiton Financial (U.S.A.) Ltd.:
6.25% 10/19/75 (f)(i)	2,727	2,990
6.75% 10/19/75 (f)(i)	6,773	7,857
Big River Steel LLC/BRS Finance Corp. 7.25% 9/1/25 (f)	1,270	1,330
Bluescope Steel Ltd./Bluescope Steel Finance 6.5% 5/15/21 (f)	585	616
Corporacion Nacional del Cobre de Chile (Codelco):
3.625% 8/1/27 (f)	1,966	1,991
4.5% 8/13/23 (Reg. S)	8,600	9,353
4.5% 8/1/47 (f)	1,995	2,048
First Quantum Minerals Ltd.:
7% 2/15/21 (f)	2,255	2,321
7.25% 5/15/22 (f)	1,015	1,043
7.25% 4/1/23 (f)	1,705	1,752
7.5% 4/1/25 (f)	5,835	5,974
FMG Resources (August 2006) Pty Ltd. 4.75% 5/15/22 (f)	1,140	1,177
Freeport-McMoRan, Inc.:
6.5% 11/15/20	395	404
6.625% 5/1/21	395	405
6.75% 2/1/22	3,225	3,378
6.875% 2/15/23	6,818	7,389
Joseph T Ryerson & Son, Inc. 11% 5/15/22 (f)	1,085	1,227
Murray Energy Corp. 11.25% 4/15/21 (f)	5,040	2,923
New Gold, Inc. 6.25% 11/15/22 (f)	615	638
Novelis Corp. 5.875% 9/30/26 (f)	2,150	2,241
Walter Energy, Inc. 9.5% 10/15/19 (b)(f)(h)	800	0
		57,057
TOTAL MATERIALS		92,683
REAL ESTATE - 1.1%
Equity Real Estate Investment Trusts (REITs) - 0.7%
Alexandria Real Estate Equities, Inc.:
2.75% 1/15/20	1,148	1,161
4.6% 4/1/22	2,000	2,151
American Campus Communities Operating Partnership LP 3.75% 4/15/23	1,587	1,650
American Tower Corp. 2.8% 6/1/20	6,000	6,112
AvalonBay Communities, Inc. 3.625% 10/1/20	2,452	2,556
Camden Property Trust 2.95% 12/15/22	2,154	2,172
CommonWealth REIT 5.875% 9/15/20	991	1,061
Corporate Office Properties LP:
3.6% 5/15/23	5,166	5,201
3.7% 6/15/21	3,614	3,723
5% 7/1/25	3,069	3,311
5.25% 2/15/24	3,576	3,886
CTR Partnership LP/CareTrust Capital Corp. 5.25% 6/1/25	2,585	2,669
DDR Corp.:
3.625% 2/1/25	3,618	3,536
3.9% 8/15/24	875	886
4.25% 2/1/26	2,564	2,588
4.625% 7/15/22	3,877	4,104
Duke Realty LP:
3.25% 6/30/26	1,061	1,065
3.625% 4/15/23	2,844	2,957
3.75% 12/1/24	2,012	2,105
3.875% 10/15/22	4,799	5,074
4.375% 6/15/22	3,202	3,439
Equinix, Inc. 5.375% 5/15/27	1,410	1,518
Equity One, Inc. 3.75% 11/15/22	7,300	7,587
Federal Realty Investment Trust 5.9% 4/1/20	1,379	1,509
HCP, Inc.:
3.15% 8/1/22	8,000	8,169
3.875% 8/15/24	11,000	11,471
Health Care REIT, Inc.:
2.25% 3/15/18	12,327	12,348
4% 6/1/25	4,568	4,818
4.125% 4/1/19	11,300	11,635
4.7% 9/15/17	744	745
Lexington Corporate Properties Trust 4.4% 6/15/24	1,905	1,935
MPT Operating Partnership LP/MPT Finance Corp.:
5.25% 8/1/26	710	737
6.375% 3/1/24	1,545	1,678
Omega Healthcare Investors, Inc.:
4.375% 8/1/23	8,734	9,124
4.5% 1/15/25	3,358	3,452
4.5% 4/1/27	21,587	21,915
4.75% 1/15/28	7,767	7,908
4.95% 4/1/24	1,785	1,894
5.25% 1/15/26	7,807	8,378
Retail Opportunity Investments Partnership LP:
4% 12/15/24	1,250	1,223
5% 12/15/23	980	1,028
WP Carey, Inc. 4% 2/1/25	7,547	7,715
		188,194
Real Estate Management & Development - 0.4%
Brandywine Operating Partnership LP:
3.95% 2/15/23	7,297	7,464
4.1% 10/1/24	5,444	5,533
4.55% 10/1/29	5,773	5,948
4.95% 4/15/18	4,256	4,327
Digital Realty Trust LP:
3.4% 10/1/20	6,817	7,056
3.95% 7/1/22	4,464	4,737
4.75% 10/1/25	4,899	5,342
5.25% 3/15/21	2,876	3,140
Howard Hughes Corp. 5.375% 3/15/25 (f)	3,040	3,042
Kennedy-Wilson, Inc. 5.875% 4/1/24	795	817
Liberty Property LP:
3.25% 10/1/26	2,723	2,695
3.375% 6/15/23	2,951	3,018
4.125% 6/15/22	2,746	2,909
4.75% 10/1/20	6,595	7,026
Mack-Cali Realty LP:
2.5% 12/15/17	4,037	4,041
3.15% 5/15/23	6,708	6,402
4.5% 4/18/22	1,689	1,739
Mattamy Group Corp. 6.875% 12/15/23 (f)	660	672
Mid-America Apartments LP 4% 11/15/25	1,682	1,768
Post Apartment Homes LP 3.375% 12/1/22	1,196	1,231
Realogy Group LLC/Realogy Co.-Issuer Corp. 4.5% 4/15/19 (f)	1,760	1,813
Tanger Properties LP:
3.125% 9/1/26	3,612	3,435
3.75% 12/1/24	3,781	3,846
3.875% 12/1/23	2,341	2,408
3.875% 7/15/27	9,215	9,261
Ventas Realty LP:
3.125% 6/15/23	1,874	1,894
3.5% 2/1/25	2,295	2,331
4.125% 1/15/26	2,088	2,197
4.375% 2/1/45	1,098	1,108
Ventas Realty LP/Ventas Capital Corp.:
2% 2/15/18	3,611	3,615
4% 4/30/19	1,771	1,822
Weekley Homes LLC/Weekley Finance Corp. 6% 2/1/23	510	497
		113,134
TOTAL REAL ESTATE		301,328
TELECOMMUNICATION SERVICES - 0.9%
Diversified Telecommunication Services - 0.5%
Altice Financing SA:
6.5% 1/15/22 (f)	2,300	2,392
6.625% 2/15/23 (f)	2,620	2,771
7.5% 5/15/26 (f)	3,625	3,970
Altice Finco SA:
7.625% 2/15/25 (f)	4,785	5,054
8.125% 1/15/24 (f)	574	620
AT&T, Inc.:
2.45% 6/30/20	4,383	4,420
3.6% 2/17/23	9,655	9,949
BellSouth Capital Funding Corp. 7.875% 2/15/30	68	91
C&W Senior Financing Designated Activity Co. 6.875% 9/15/27 (f)	1,715	1,779
CenturyLink, Inc. 6.15% 9/15/19	3,331	3,514
GCI, Inc. 6.875% 4/15/25	1,350	1,445
Level 3 Communications, Inc. 5.75% 12/1/22	1,295	1,331
Level 3 Financing, Inc.:
5.375% 8/15/22	2,110	2,171
6.125% 1/15/21	1,405	1,439
Sable International Finance Ltd. 6.875% 8/1/22 (f)	1,160	1,248
SFR Group SA:
6% 5/15/22 (f)	2,675	2,819
6.25% 5/15/24 (f)	660	695
7.375% 5/1/26 (f)	5,945	6,421
Sprint Capital Corp.:
6.9% 5/1/19	3,975	4,254
8.75% 3/15/32	6,395	7,930
Verizon Communications, Inc.:
2.625% 2/21/20	4,697	4,793
4.5% 9/15/20	38,502	41,301
5.012% 4/15/49	4,497	4,516
5.012% 8/21/54	19,396	19,070
		133,993
Wireless Telecommunication Services - 0.4%
Intelsat Jackson Holdings SA:
8% 2/15/24 (f)	5,660	6,093
9.75% 7/15/25 (f)	2,160	2,198
Neptune Finco Corp.:
6.625% 10/15/25 (f)	1,460	1,599
10.125% 1/15/23 (f)	7,200	8,341
10.875% 10/15/25 (f)	3,767	4,633
Sprint Communications, Inc.:
6% 11/15/22	13,720	14,595
9% 11/15/18 (f)	6,595	7,123
Sprint Corp.:
7.125% 6/15/24	3,105	3,416
7.25% 9/15/21	2,830	3,120
7.625% 2/15/25	775	876
7.875% 9/15/23	6,615	7,558
T-Mobile U.S.A., Inc.:
6% 3/1/23	2,590	2,729
6% 4/15/24	2,980	3,170
6.5% 1/15/24	7,235	7,723
6.5% 1/15/26	2,425	2,686
6.625% 4/1/23	15,005	15,812
6.836% 4/28/23	385	407
		92,079
TOTAL TELECOMMUNICATION SERVICES		226,072
UTILITIES - 1.1%
Electric Utilities - 0.5%
Duquesne Light Holdings, Inc.:
5.9% 12/1/21 (f)	3,934	4,457
6.4% 9/15/20 (f)	10,769	12,069
Edison International 3.75% 9/15/17	3,355	3,357
Eversource Energy 1.45% 5/1/18	1,511	1,510
Exelon Corp. 3.95% 6/15/25	5,966	6,298
FirstEnergy Corp.:
4.25% 3/15/23	23,348	24,776
7.375% 11/15/31	16,161	21,811
FirstEnergy Solutions Corp. 6.05% 8/15/21	9,830	4,497
InterGen NV 7% 6/30/23 (f)	9,950	9,751
IPALCO Enterprises, Inc.:
3.45% 7/15/20	10,457	10,562
3.7% 9/1/24 (f)	2,490	2,511
LG&E and KU Energy LLC 3.75% 11/15/20	745	779
Nevada Power Co.:
6.5% 5/15/18	5,100	5,268
6.5% 8/1/18	1,191	1,243
NRG Yield Operating LLC 5% 9/15/26	3,065	3,134
NSG Holdings II LLC/NSG Holdings, Inc. 7.75% 12/15/25 (f)	4,238	4,566
NV Energy, Inc. 6.25% 11/15/20	1,666	1,874
Pennsylvania Electric Co. 6.05% 9/1/17	450	450
PG&E Corp. 2.4% 3/1/19	791	796
Progress Energy, Inc. 4.4% 1/15/21	336	358
RJS Power Holdings LLC 4.625% 7/15/19 (f)(i)	380	373
TECO Finance, Inc. 5.15% 3/15/20	2,029	2,167
West Penn Power Co. 5.95% 12/15/17 (f)	10,500	10,616
		133,223
Gas Utilities - 0.0%
Southern Natural Gas Co./Southern Natural Issuing Corp. 4.4% 6/15/21	1,753	1,853
Texas Eastern Transmission LP 6% 9/15/17 (f)	948	949
		2,802
Independent Power and Renewable Electricity Producers - 0.5%
Calpine Corp.:
5.25% 6/1/26 (f)	6,000	5,880
5.375% 1/15/23	1,475	1,403
5.75% 1/15/25	635	582
6% 1/15/22 (f)	1,115	1,150
Dolphin Subsidiary II, Inc. 7.25% 10/15/21	5,485	5,965
Dynegy, Inc.:
5.875% 6/1/23	2,460	2,442
7.375% 11/1/22	5,230	5,413
7.625% 11/1/24	8,985	9,266
8% 1/15/25 (f)	1,435	1,476
8.125% 1/30/26 (f)	4,175	4,311
Emera U.S. Finance LP:
2.15% 6/15/19	1,742	1,745
2.7% 6/15/21	1,715	1,733
3.55% 6/15/26	2,743	2,795
Energy Future Intermediate Holding Co. LLC/Energy Future Intermediate Holding Finance, Inc.:
11% 10/1/21 (h)	11,999	17,129
12.25% 3/1/22 (f)(h)(i)	15,373	23,520
NRG Energy, Inc.:
6.625% 3/15/23	5,775	5,977
6.625% 1/15/27	4,390	4,610
Pattern Energy Group, Inc. 5.875% 2/1/24 (f)	855	896
PPL Energy Supply LLC 6.5% 6/1/25	850	621
TerraForm Power Operating LLC:
6.375% 2/1/23 (f)(i)	11,585	11,990
6.625% 6/15/25 (f)(i)	1,200	1,272
The AES Corp. 5.125% 9/1/27	1,280	1,302
		111,478
Multi-Utilities - 0.1%
Dominion Resources, Inc.:
3 month U.S. LIBOR + 2.300% 3.5964% 9/30/66 (i)(j)	19,347	17,739
3 month U.S. LIBOR + 2.825% 4.1214% 6/30/66 (i)(j)	2,474	2,397
NiSource Finance Corp. 6.8% 1/15/19	416	443
Puget Energy, Inc. 6% 9/1/21	691	780
Sempra Energy 6% 10/15/39	5,386	6,952
Wisconsin Energy Corp. 3 month U.S. LIBOR + 2.113% 3.4275% 5/15/67 (i)(j)	3,876	3,750
		32,061
TOTAL UTILITIES		279,564

TOTAL NONCONVERTIBLE BONDS		4,023,969

TOTAL CORPORATE BONDS
(Cost $3,864,153)		4,026,872

U.S. Government and Government Agency Obligations - 5.8%
U.S. Treasury Inflation-Protected Obligations - 0.9%
U.S. Treasury Inflation-Indexed Bonds:
1% 2/15/46	$81,558	$84,026
1.375% 2/15/44	74,053	82,901
U.S. Treasury Inflation-Indexed Notes 0.625% 1/15/26	77,318	79,141

TOTAL U.S. TREASURY INFLATION-PROTECTED OBLIGATIONS		246,068

U.S. Treasury Obligations - 4.9%
U.S. Treasury Bonds:
3% 11/15/45	272,391	287,394
3% 2/15/47	2,445	2,580
U.S. Treasury Notes:
1.25% 10/31/21	353,961	348,569
1.625% 5/15/26	68,148	65,672
1.75% 6/30/22	169,099	169,409
1.875% 8/31/24	25,888	25,761
2% 9/30/20	159,238	161,813
2% 5/31/24	19,064	19,153
2% 8/15/25	154,514	154,158
2.125% 7/31/24	23,033	23,304
2.25% 1/31/24	17,805	18,189

TOTAL U.S. TREASURY OBLIGATIONS		1,276,002

TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $1,511,905)		1,522,070

U.S. Government Agency - Mortgage Securities - 0.3%
Fannie Mae - 0.1%
12 month U.S. LIBOR + 1.553% 3.338% 6/1/36 (i)(j)	66	68
12 month U.S. LIBOR + 1.900% 3.606% 7/1/37 (i)(j)	133	139
2.5% 1/1/43 to 4/1/43	819	807
3% 7/1/31 to 9/1/46	9,518	9,657
3.5% 10/1/28 to 1/1/47	5,641	5,920
4% 11/1/31 to 2/1/47	2,792	2,974
4.5% 11/1/19 to 8/1/44	5,094	5,491
5% 6/1/39 to 10/1/41	2,929	3,222
5.5% 4/1/39	104	117
6% 7/1/35 to 8/1/37	1,704	1,942
6.5% 7/1/32 to 8/1/36	302	349

TOTAL FANNIE MAE		30,686

Freddie Mac - 0.2%
6 month U.S. LIBOR + 2.755% 4.096% 10/1/35 (i)(j)	86	92
3% 2/1/31 to 6/1/31	2,336	2,416
3.5% 6/1/32 to 5/1/46	14,591	15,212
4% 9/1/40 to 2/1/46	9,514	10,106
4.5% 3/1/41 to 4/1/41	4,553	4,927
5% 3/1/19 to 7/1/41	1,603	1,753
5.5% 1/1/38 to 6/1/41	4,673	5,200
6% 7/1/37 to 8/1/37	135	155
6.5% 3/1/36	1,157	1,339

TOTAL FREDDIE MAC		41,200

Ginnie Mae - 0.0%
4% 8/15/39 to 5/15/43	3,215	3,438
4.5% 4/20/41	1,394	1,508
5% 2/15/39 to 5/15/39	385	425
5.5% 12/15/38 to 9/15/39	543	613

TOTAL GINNIE MAE		5,984

TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES
(Cost $77,052)		77,870

Asset-Backed Securities - 0.2%
Accredited Mortgage Loan Trust Series 2005-1 Class M1, 1 month U.S. LIBOR + 0.705% 1.9394% 4/25/35 (i)(j)	$504	$497
ACE Securities Corp. Home Equity Loan Trust Series 2004-HE1 Class M2, 1 month U.S. LIBOR + 1.650% 2.8844% 3/25/34 (i)(j)	144	143
Ameriquest Mortgage Securities, Inc. pass-thru certificates:
Series 2003-10 Class M1, 1 month U.S. LIBOR + 1.050% 2.2844% 12/25/33 (i)(j)	26	25
Series 2004-R2 Class M3, 1 month U.S. LIBOR + 0.825% 2.0594% 4/25/34 (i)(j)	68	61
Argent Securities, Inc. pass-thru certificates:
Series 2003-W7 Class A2, 1 month U.S. LIBOR + 0.780% 2.0144% 3/25/34 (i)(j)	36	34
Series 2004-W11 Class M2, 1 month U.S. LIBOR + 1.050% 2.2844% 11/25/34 (i)(j)	351	349
Series 2004-W7 Class M1, 1 month U.S. LIBOR + 0.825% 2.0594% 5/25/34 (i)(j)	869	834
Series 2006-W4 Class A2C, 1 month U.S. LIBOR + 0.160% 1.3944% 5/25/36 (i)(j)	825	320
Asset Backed Securities Corp. Home Equity Loan Trust:
Series 2004-HE2 Class M1, 1 month U.S. LIBOR + 0.825% 2.0594% 4/25/34 (i)(j)	1,050	985
Series 2006-HE2 Class M1, 1 month U.S. LIBOR + 0.370% 1.6044% 3/25/36 (i)(j)	13	5
Blackbird Capital Aircraft Series 2016-1A:
Class A, 4.213% 12/16/41 (f)	12,985	13,454
Class AA, 2.487% 12/16/41 (f)	3,159	3,178
Capital Auto Receivables Asset Trust Series 2016-1 Class A3, 1.73% 4/20/20	7,803	7,810
Carrington Mortgage Loan Trust Series 2007-RFC1 Class A3, 1 month U.S. LIBOR + 0.140% 1.3744% 12/25/36 (i)(j)	1,368	1,139
Countrywide Home Loans, Inc.:
Series 2004-3 Class M4, 1 month U.S. LIBOR + 1.455% 2.6894% 4/25/34 (i)(j)	40	37
Series 2004-4 Class M2, 1 month U.S. LIBOR + 0.795% 2.0294% 6/25/34 (i)(j)	60	59
Series 2004-7 Class AF5, 5.868% 1/25/35	583	591
Credit Suisse First Boston Mortgage Securities Corp.:
Series 2003-2 Class M1, 1 month U.S. LIBOR + 1.320% 2.5544% 8/25/33 (i)(j)	147	145
Series 2003-3 Class M1, 1 month U.S. LIBOR + 1.290% 2.5244% 8/25/33 (i)(j)	260	253
Series 2003-5 Class A2, 1 month U.S. LIBOR + 0.700%1.9322% 12/25/33 (i)(j)	25	24
Fannie Mae Series 2004-T5 Class AB3, 1 month U.S. LIBOR + 0.392% 1.9452% 5/28/35 (i)(j)	30	28
Fieldstone Mortgage Investment Corp. Series 2004-3 Class M5, 1 month U.S. LIBOR + 2.175% 3.4094% 8/25/34 (i)(j)	165	160
First Franklin Mortgage Loan Trust Series 2004-FF2 Class M3, 1 month U.S. LIBOR + 0.825% 2.0594% 3/25/34 (i)(j)	2	2
Fremont Home Loan Trust Series 2005-A:
Class M3, 1 month U.S. LIBOR + 0.735% 1.9694% 1/25/35 (i)(j)	720	704
Class M4, 1 month U.S. LIBOR + 1.020% 2.2544% 1/25/35 (i)(j)	264	154
GCO Education Loan Funding Master Trust II Series 2007-1A Class C1L, 3 month U.S. LIBOR + 0.380% 1.6972% 2/25/47 (f)(i)(j)	983	930
GE Business Loan Trust Series 2006-2A:
Class A, 1 month U.S. LIBOR + 0.180% 1.4089% 11/15/34 (f)(i)(j)	255	247
Class B, 1 month U.S. LIBOR + 0.280% 1.5067% 11/15/34 (f)(i)(j)	92	86
Class C, 1 month U.S. LIBOR + 0.380% 1.6067% 11/15/34 (f)(i)(j)	153	142
Class D, 1 month U.S. LIBOR + 0.750% 1.9767% 11/15/34 (f)(i)(j)	58	53
HSI Asset Securitization Corp. Trust Series 2007-HE1 Class 2A3, 1 month U.S. LIBOR + 0.190% 1.4244% 1/25/37 (i)(j)	1,095	779
Keycorp Student Loan Trust Series 2006-A Class 2C, 3 month U.S. LIBOR + 1.150% 2.4433% 3/27/42 (i)(j)	2,016	1,392
MASTR Asset Backed Securities Trust Series 2007-HE1 Class M1, 1 month U.S. LIBOR + 0.300% 1.5344% 5/25/37 (i)(j)	209	63
Meritage Mortgage Loan Trust Series 2004-1 Class M1, 1 month U.S. LIBOR + 0.750% 1.9844% 7/25/34 (i)(j)	61	58
Merrill Lynch Mortgage Investors Trust:
Series 2003-OPT1 Class M1, 1 month U.S. LIBOR + 0.975% 2.2094% 7/25/34 (i)(j)	93	90
Series 2006-FM1 Class A2B, 1 month U.S. LIBOR + 0.110% 1.3444% 4/25/37 (i)(j)	2	1
Series 2006-OPT1 Class A1A, 1 month U.S. LIBOR + 0.520% 1.7544% 6/25/35 (i)(j)	842	816
Morgan Stanley ABS Capital I Trust:
Series 2004-HE6 Class A2, 1 month U.S. LIBOR + 0.680% 1.9144% 8/25/34 (i)(j)	44	39
Series 2005-NC1 Class M1, 1 month U.S. LIBOR + 0.660% 1.8944% 1/25/35 (i)(j)	93	90
Series 2005-NC2 Class B1, 1 month U.S. LIBOR + 1.755% 2.9894% 3/25/35 (i)(j)	95	3
New Century Home Equity Loan Trust Series 2005-4 Class M2, 1 month U.S. LIBOR + 0.510% 1.7444% 9/25/35 (i)(j)	1,083	1,062
Park Place Securities, Inc.:
Series 2004-WCW1:
Class M3, 1 month U.S. LIBOR + 1.875% 3.1072% 9/25/34 (i)(j)	364	360
Class M4, 1 month U.S. LIBOR + 2.175% 3.4072% 9/25/34 (i)(j)	519	418
Series 2005-WCH1 Class M4, 1 month U.S. LIBOR + 1.245% 2.4794% 1/25/36 (i)(j)	1,120	1,103
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-HE1 Class A, 1 month U.S. LIBOR + 0.800% 2.0344% 4/25/33 (i)(j)	4	4
Saxon Asset Securities Trust Series 2004-1 Class M1, 1 month U.S. LIBOR + 0.795% 2.0294% 3/25/35 (i)(j)	366	359
SLM Private Credit Student Loan Trust Series 2004-A Class C, 3 month U.S. LIBOR + 0.950% 2.1956% 6/15/33 (i)(j)	138	138
Structured Asset Investment Loan Trust Series 2004-8 Class M5, 1 month U.S. LIBOR + 1.725% 2.9594% 9/25/34 (i)(j)	25	23
Terwin Mortgage Trust Series 2003-4HE Class A1, 1 month U.S. LIBOR + 0.860% 2.0944% 9/25/34 (i)(j)	22	21
Trapeza CDO XII Ltd./Trapeza CDO XII, Inc. Series 2007-12A Class B, 3 month U.S. LIBOR + 0.560% 1.7098% 4/6/42 (b)(f)(i)(j)	1,467	741
TOTAL ASSET-BACKED SECURITIES
(Cost $33,586)		40,009

Collateralized Mortgage Obligations - 0.0%
Private Sponsor - 0.0%
Bear Stearns ALT-A Trust floater Series 2005-1 Class A1, 1 month U.S. LIBOR + 0.560% 1.7944% 1/25/35 (i)(j)	420	424
First Horizon Mortgage pass-thru Trust Series 2004-AR5 Class 2A1, 3.1125% 10/25/34 (i)	231	232
JPMorgan Mortgage Trust sequential payer Series 2006-A5 Class 3A5, 3.4234% 8/25/36 (i)	584	560
Merrill Lynch Alternative Note Asset Trust floater Series 2007-OAR1 Class A1, 1 month U.S. LIBOR + 0.170% 1.3861% 2/25/37 (i)(j)	286	279
Opteum Mortgage Acceptance Corp. floater Series 2005-3 Class APT, 1 month U.S. LIBOR + 0.290% 1.5244% 7/25/35 (i)(j)	354	349
RESI Finance LP/RESI Finance DE Corp. floater Series 2003-B:
Class B5, 1 month U.S. LIBOR + 2.350% 3.5744% 6/10/35 (f)(i)(j)	157	112
Class B6, 1 month U.S. LIBOR + 2.850% 4.0744% 6/10/35 (f)(i)(j)	34	19
Sequoia Mortgage Trust floater Series 2004-6 Class A3B, 6 month U.S. LIBOR + 0.880% 2.3127% 7/20/34 (i)(j)	15	14
Structured Asset Securities Corp. Series 2003-15A Class 4A, 3.368% 4/25/33 (i)	35	35
TBW Mortgage-Backed pass-thru certificates floater Series 2006-4 Class A3, 1 month U.S. LIBOR + 0.200% 1.4344% 9/25/36 (i)(j)	230	229
Thornburg Mortgage Securities Trust floater Series 2003-4 Class A1, 1 month U.S. LIBOR + 0.640% 1.8744% 9/25/43 (i)(j)	1,285	1,241

TOTAL PRIVATE SPONSOR		3,494

U.S. Government Agency - 0.0%
Ginnie Mae guaranteed REMIC pass-thru certificates sequential payer Series 2013-H06 Class HA, 1.65% 1/20/63 (k)	7,029	7,006
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $9,915)		10,500

Commercial Mortgage Securities - 0.2%
Asset Securitization Corp. Series 1997-D5 Class PS1, 1.6895% 2/14/43 (i)(l)	30	0
Bayview Commercial Asset Trust:
floater:
Series 2003-2 Class M1, 1 month U.S. LIBOR + 0.850% 2.5094% 12/25/33 (f)(i)(j)	16	15
Series 2005-3A:
Class A2, 1 month U.S. LIBOR + 0.400% 1.6344% 11/25/35 (f)(i)(j)	166	154
Class M1, 1 month U.S. LIBOR + 0.440% 1.6744% 11/25/35 (f)(i)(j)	22	19
Class M2, 1 month U.S. LIBOR + 0.490% 1.7244% 11/25/35 (f)(i)(j)	28	23
Class M3, 1 month U.S. LIBOR + 0.510% 1.7444% 11/25/35 (f)(i)(j)	25	20
Class M4, 1 month U.S. LIBOR + 0.600% 1.8344% 11/25/35 (f)(i)(j)	31	24
Series 2005-4A:
Class A2, 1 month U.S. LIBOR + 0.390% 1.6244% 1/25/36 (f)(i)(j)	438	406
Class B1, 1 month U.S. LIBOR + 1.400% 2.6344% 1/25/36 (f)(i)(j)	20	16
Class M1, 1 month U.S. LIBOR + 0.450% 1.6844% 1/25/36 (f)(i)(j)	141	131
Class M2, 1 month U.S. LIBOR + 0.470% 1.7044% 1/25/36 (f)(i)(j)	42	38
Class M3, 1 month U.S. LIBOR + 0.500% 1.7344% 1/25/36 (f)(i)(j)	62	51
Class M4, 1 month U.S. LIBOR + 0.610% 1.8444% 1/25/36 (f)(i)(j)	34	31
Class M5, 1 month U.S. LIBOR + 0.650% 1.8844% 1/25/36 (f)(i)(j)	34	26
Class M6, 1 month U.S. LIBOR + 0.700% 1.9344% 1/25/36 (f)(i)(j)	36	28
Series 2006-1:
Class A2, 1 month U.S. LIBOR + 0.360% 1.5944% 4/25/36 (f)(i)(j)	65	60
Class M1, 1 month U.S. LIBOR + 0.380% 1.6144% 4/25/36 (f)(i)(j)	23	20
Class M2, 1 month U.S. LIBOR + 0.400% 1.6344% 4/25/36 (f)(i)(j)	25	21
Class M3, 1 month U.S. LIBOR + 0.420% 1.6544% 4/25/36 (f)(i)(j)	21	18
Class M4, 1 month U.S. LIBOR + 0.520% 1.7544% 4/25/36 (f)(i)(j)	12	10
Class M5, 1 month U.S. LIBOR + 0.560% 1.7944% 4/25/36 (f)(i)(j)	12	10
Class M6, 1 month U.S. LIBOR + 0.640% 1.8744% 4/25/36 (f)(i)(j)	23	19
Series 2006-2A:
Class M1, 1 month U.S. LIBOR + 0.310% 1.5444% 7/25/36 (f)(i)(j)	56	49
Class M2, 1 month U.S. LIBOR + 0.330% 1.5644% 7/25/36 (f)(i)(j)	39	35
Class M3, 1 month U.S. LIBOR + 0.350% 1.5844% 7/25/36 (f)(i)(j)	32	29
Class M4, 1 month U.S. LIBOR + 0.420% 1.6544% 7/25/36 (f)(i)(j)	22	19
Class M5, 1 month U.S. LIBOR + 0.470% 1.7044% 7/25/36 (f)(i)(j)	27	24
Series 2006-3A Class M4, 1 month U.S. LIBOR + 0.430% 1.6644% 10/25/36 (f)(i)(j)	19	15
Series 2006-4A:
Class A2, 1 month U.S. LIBOR + 0.270% 1.5044% 12/25/36 (f)(i)(j)	1,270	1,169
Class M1, 1 month U.S. LIBOR + 0.290% 1.5244% 12/25/36 (f)(i)(j)	84	65
Class M2, 1 month U.S. LIBOR + 0.310% 1.5444% 12/25/36 (f)(i)(j)	56	43
Class M3, 1 month U.S. LIBOR + 0.340% 1.5744% 12/25/36 (f)(i)(j)	57	32
Series 2007-1 Class A2, 1 month U.S. LIBOR + 0.270% 1.5044% 3/25/37 (f)(i)(j)	257	228
Series 2007-2A:
Class A1, 1 month U.S. LIBOR + 0.270% 1.4861% 7/25/37 (f)(i)(j)	267	252
Class A2, 1 month U.S. LIBOR + 0.320% 1.5361% 7/25/37 (f)(i)(j)	250	230
Class M1, 1 month U.S. LIBOR + 0.370% 1.5861% 7/25/37 (f)(i)(j)	88	70
Class M2, 1 month U.S. LIBOR + 0.410% 1.6261% 7/25/37 (f)(i)(j)	48	38
Class M3, 1 month U.S. LIBOR + 0.490% 1.7061% 7/25/37 (f)(i)(j)	38	31
Series 2007-3:
Class A2, 1 month U.S. LIBOR + 0.290% 1.5061% 7/25/37 (f)(i)(j)	265	247
Class M1, 1 month U.S. LIBOR + 0.310% 1.5261% 7/25/37 (f)(i)(j)	53	47
Class M2, 1 month U.S. LIBOR + 0.340% 1.5561% 7/25/37 (f)(i)(j)	56	50
Class M3, 1 month U.S. LIBOR + 0.370% 1.5861% 7/25/37 (f)(i)(j)	88	67
Class M4, 1 month U.S. LIBOR + 0.500% 1.7161% 7/25/37 (f)(i)(j)	139	95
Class M5, 1 month U.S. LIBOR + 0.600% 1.8161% 7/25/37 (f)(i)(j)	53	29
Series 2007-4A Class M1, 1 month U.S. LIBOR + 0.950% 2.1844% 9/25/37 (f)(i)(j)	7	2
Series 2004-1, Class IO, 1.25% 4/25/34 (f)(l)	550	19
Series 2006-3A, Class IO, 0% 10/25/36 (b)(f)(i)(l)	11,979	0
Bear Stearns Commercial Mortgage Securities Trust sequential payer Series 2007-PW18 Class A4, 5.7% 6/11/50	1,584	1,586
CGBAM Commercial Mortgage Trust Series 2015-SMRT Class D, 3.768% 4/10/28 (f)(i)	1,100	1,120
CSMC Series 2015-TOWN:
Class B, 1 month U.S. LIBOR + 1.900% 3.1256% 3/15/28 (f)(i)(j)	1,198	1,198
Class C, 1 month U.S. LIBOR + 2.250% 3.4756% 3/15/28 (f)(i)(j)	1,167	1,167
Class D, 1 month U.S. LIBOR + 3.200% 4.4256% 3/15/28 (f)(i)(j)	1,766	1,766
GAHR Commercial Mortgage Trust Series 2015-NRF:
Class BFX, 3.3822% 12/15/34 (f)(i)	6,410	6,562
Class CFX, 3.3822% 12/15/34 (f)(i)	5,380	5,490
Class DFX, 3.3822% 12/15/34 (f)(i)	4,559	4,621
LB-UBS Commercial Mortgage Trust Series 2007-C7 Class A3, 5.866% 9/15/45	384	384
Merrill Lynch Mortgage Trust Series 2008-C1 Class A4, 5.69% 2/12/51	326	326
MSCG Trust Series 2016-SNR:
Class A, 3.348% 11/15/34 (f)(i)	7,357	7,432
Class B, 4.181% 11/15/34 (f)	2,596	2,642
Class C, 5.205% 11/15/34 (f)	1,821	1,879
Wachovia Bank Commercial Mortgage Trust Series 2007-C30:
Class C, 5.483% 12/15/43 (i)	2,736	2,718
Class D, 5.513% 12/15/43 (i)	1,459	1,384
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $42,090)		44,300

Municipal Securities - 0.5%
California Gen. Oblig.:
Series 2009, 7.35% 11/1/39	$1,095	$1,634
7.5% 4/1/34	7,195	10,605
7.55% 4/1/39	10,865	16,898
Chicago Gen. Oblig.:
(Taxable Proj.):
Series 2008 B, 5.63% 1/1/22	1,170	1,197
Series 2010 C1, 7.781% 1/1/35	6,325	7,474
Series 2014 B, 6.314% 1/1/44	10,630	11,396
6.05% 1/1/29	400	418
Illinois Gen. Oblig.:
Series 2003:
4.35% 6/1/18	1,354	1,370
4.95% 6/1/23	1,700	1,768
5.1% 6/1/33	7,730	7,767
Series 2010-1, 6.63% 2/1/35	25,440	28,074
Series 2010-3:
5.547% 4/1/19	155	160
6.725% 4/1/35	11,505	12,661
7.35% 7/1/35	4,495	5,183
Series 2010-5, 6.2% 7/1/21	1,532	1,624
Series 2011:
5.665% 3/1/18	8,840	8,986
5.877% 3/1/19	19,390	20,179
Series 2013, 4% 12/1/20	6,040	6,132
TOTAL MUNICIPAL SECURITIES
(Cost $136,498)		143,526

Bank Loan Obligations - 0.3%
CONSUMER DISCRETIONARY - 0.1%
Auto Components - 0.0%
Chassix, Inc. term loan 12% 7/29/19 (b)	$91	$91
Diversified Consumer Services - 0.0%
KUEHG Corp. Tranche B, term loan 3 month U.S. LIBOR + 8.250% 9.5139% 8/22/25 (i)(j)	2,230	2,219
Laureate Education, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.500% 5.7389% 4/26/24 (i)(j)	1,803	1,810
		4,029
Internet & Direct Marketing Retail - 0.0%
Bass Pro Shops LLC. Tranche B, term loan 3 month U.S. LIBOR + 5.000% 6.2964% 12/16/23 (i)(j)	3,735	3,532
Media - 0.1%
Cengage Learning, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.250% 5.4806% 6/7/23 (i)(j)	854	793
Liberty Cablevision of Puerto Rico Tranche 2LN, term loan 3 month U.S. LIBOR + 6.750% 8.0536% 7/7/23 (i)(j)	227	226
Univision Communications, Inc. Tranche C 5LN, term loan 3 month U.S. LIBOR + 2.750% 3.9839% 3/15/24 (i)(j)	713	707
WideOpenWest Finance LLC Tranche B, term loan 3 month U.S. LIBOR + 3.250% 4.4783% 8/19/23 (i)(j)	5,570	5,555
		7,281

TOTAL CONSUMER DISCRETIONARY		14,933

ENERGY - 0.1%
Energy Equipment & Services - 0.0%
FTS International, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.750% 5.9889% 4/16/21 (i)(j)	510	457
Pacific Drilling SA Tranche B, term loan 3 month U.S. LIBOR + 3.500% 4.75% 6/3/18 (i)(j)	370	124
Seadrill Operating LP Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4.2964% 2/21/21 (i)(j)	2,811	1,807
		2,388
Oil, Gas & Consumable Fuels - 0.1%
American Energy-Marcellus LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.250% 5.3387% 8/4/20 (h)(i)(j)	1,582	1,049
Arctic LNG Carriers Ltd. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.500% 5.7339% 5/18/23 (i)(j)	6,120	6,151
Bcp Raptor LLC Tranche B, term loan 3 month U.S. LIBOR + 4.250% 5.5072% 6/22/24 (i)(j)	1,295	1,303
California Resources Corp. Tranche 1LN, term loan 3 month U.S. LIBOR + 10.375% 11.6033% 12/31/21 (i)(j)	6,180	6,540
Chesapeake Energy Corp. Tranche 1LN, term loan 3 month U.S. LIBOR + 7.500% 8.8144% 8/23/21 (i)(j)	5,945	6,312
Chief Exploration & Development, LLC. Tranche 2LN, term loan 3 month U.S. LIBOR + 6.500% 7.9324% 5/16/21 (i)(j)	7,642	7,423
Gavilan Resources LLC Tranche 2LN, term loan 3 month U.S. LIBOR + 6.000% 7.2306% 3/1/24 (i)(j)	1,610	1,515
		30,293

TOTAL ENERGY		32,681

FINANCIALS - 0.0%
Diversified Financial Services - 0.0%
Cabazon Finance Authority term loan 11% 3/7/24 (b)	2,535	2,391
Insurance - 0.0%
Alliant Holdings Intermediate LLC Tranche B, term loan 3 month U.S. LIBOR + 3.250% 4.5639% 8/14/22 (i)(j)	65	65
Asurion LLC term loan 3 month U.S. LIBOR + 6.000% 7.2389% 8/4/25 (i)(j)	460	469
USI, Inc. Tranche, term loan 3 month U.S. LIBOR + 3.000% 4.3142% 5/16/24 (i)(j)	460	457
		991
Real Estate Management & Development - 0.0%
DTZ U.S. Borrower LLC Tranche 2LN, term loan 3 month U.S. LIBOR + 8.250% 9.5611% 11/4/22 (i)(j)	45	45

TOTAL FINANCIALS		3,427

HEALTH CARE - 0.0%
Health Care Providers & Services - 0.0%
U.S. Renal Care, Inc.:
Tranche 2LN, term loan 3 month U.S. LIBOR + 8.000% 9.2964% 12/31/23 (i)(j)	2,375	2,316
Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.250% 5.5464% 12/31/22 (i)(j)	2,866	2,798
		5,114
INDUSTRIALS - 0.0%
Commercial Services & Supplies - 0.0%
Brand Energy & Infrastructure Services, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.250% 5.5217% 6/21/24 (i)(j)	5,475	5,488
Thomson Reuters IP&S Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 4.7339% 10/3/23 (i)(j)	536	538
		6,026
INFORMATION TECHNOLOGY - 0.1%
Software - 0.1%
Compuware Corp. term loan 3 month U.S. LIBOR + 8.250% 9.55% 12/15/22 (i)(j)	1,234	1,246
Kronos, Inc. term loan 3 month U.S. LIBOR + 8.250% 9.5606% 11/1/24 (i)(j)	3,520	3,634
Renaissance Learning, Inc.:
Tranche 1LN, term loan 3 month U.S. LIBOR + 3.750% 5.0464% 4/9/21 (i)(j)	567	571
Tranche 2LN, term loan 3 month U.S. LIBOR + 7.000% 8.2964% 4/9/22 (i)(j)	6,908	6,908
		12,359
MATERIALS - 0.0%
Chemicals - 0.0%
American Rock Salt Co. LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.9839% 5/20/21 (i)(j)	1,386	1,384
Containers & Packaging - 0.0%
Anchor Glass Container Corp. Tranche B, term loan 3 month U.S. LIBOR + 2.750% 4.0106% 12/7/23 (i)(j)	1,871	1,874
Caraustar Industries, Inc. Tranche B, term loan 3 month U.S. LIBOR + 5.500% 6.7964% 3/14/22 (i)(j)	254	252
Consolidated Container Co. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 4.7389% 5/22/24 (i)(j)	270	271
		2,397
Metals & Mining - 0.0%
Murray Energy Corp. Tranche B 2LN, term loan 3 month U.S. LIBOR + 7.250% 8.5464% 4/16/20 (i)(j)	1,157	1,056

TOTAL MATERIALS		4,837

TELECOMMUNICATION SERVICES - 0.0%
Diversified Telecommunication Services - 0.0%
Sable International Finance Ltd. Tranche B, term loan 3 month U.S. LIBOR + 3.500% 4.7339% 1/31/25 (i)(j)	4,675	4,647
Wireless Telecommunication Services - 0.0%
Intelsat Jackson Holdings SA Tranche B 2LN, term loan 3 month U.S. LIBOR + 2.750% 4.0003% 6/30/19 (i)(j)	6,645	6,615

TOTAL TELECOMMUNICATION SERVICES		11,262

TOTAL BANK LOAN OBLIGATIONS
(Cost $90,409)		90,639

Bank Notes - 0.3%
Capital One NA:
1.65% 2/5/18	$6,500	$6,498
2.95% 7/23/21	7,402	7,525
Discover Bank:
(Delaware) 3.2% 8/9/21	9,037	9,274
3.1% 6/4/20	8,635	8,847
8.7% 11/18/19	532	600
RBS Citizens NA 2.5% 3/14/19	4,029	4,065
Regions Bank 7.5% 5/15/18	11,552	11,998
UBS AG Stamford Branch 1.8% 3/26/18	9,485	9,501
Wachovia Bank NA 6% 11/15/17	7,010	7,071
TOTAL BANK NOTES
(Cost $64,526)		65,379

Preferred Securities - 0.3%
FINANCIALS - 0.3%
Banks - 0.3%
Bank of America Corp. 6.1% (i)(m)	$1,680	$1,888
Barclays Bank PLC 7.625% 11/21/22	7,765	9,085
Citigroup, Inc.:
5.35% (i)(m)	8,020	8,458
5.95% (i)(m)	5,000	5,292
5.95% (i)(m)	1,325	1,435
Credit Agricole SA:
6.625% (f)(i)(m)	12,820	13,366
7.875% (f)(i)(m)	2,225	2,531
8.125% (f)(i)(m)	5,740	6,891
JPMorgan Chase & Co. 6% (i)(m)	11,680	12,703
Royal Bank of Scotland Group PLC:
7.5% (i)(m)	2,245	2,397
8.625% (i)(m)	2,380	2,671
Standard Chartered PLC 7.5% (f)(i)(m)	3,195	3,559
		70,276
Capital Markets - 0.0%
Goldman Sachs Group, Inc. 5.375% (i)(m)	4,850	5,125
TOTAL PREFERRED SECURITIES
(Cost $ 69,645)		75,401
	Shares	Value (000s)

Fixed-Income Funds - 5.3%
Fidelity Mortgage Backed Securities Central Fund (n)
(Cost $1,347,440)	12,865,839	1,399,390

Other - 0.0%
Other - 0.0%
Tribune Co. Claim (a)(b)
(Cost $11)	11,092	11

Money Market Funds - 1.1%
Fidelity Cash Central Fund, 1.11% (o)	261,844,955	261,897
Fidelity Securities Lending Cash Central Fund 1.11% (o)(p)	17,315,652	17,317
TOTAL MONEY MARKET FUNDS
(Cost $279,213)		279,214
TOTAL INVESTMENT IN SECURITIES - 99.8%
(Cost $20,012,379)		26,264,284
NET OTHER ASSETS (LIABILITIES) - 0.2%		64,880
NET ASSETS - 100%		$26,329,164

Security Type Abbreviations

ELS – Equity-Linked Security

Values shown as $0 may reflect amounts less than $500.

Legend

 (a) Non-income producing

 (b) Level 3 instrument

 (c) Security or a portion of the security is on loan at period end.

 (d) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $569,828,000 or 2.2% of net assets.

 (e) Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.

 (f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,118,700,000 or 4.2% of net assets.

 (g) A portion of the security sold on a delayed delivery basis.

 (h) Non-income producing - Security is in default.

 (i) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (j) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (k) Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.

 (l) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

 (m) Security is perpetual in nature with no stated maturity date.

 (n) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

 (o) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

 (p) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost (000s)
Atom Tickets LLC	8/15/17	$15,000
Blu Homes, Inc. Series A, 5.00%	6/10/13	$5,000
Corindus Vascular Robotics, Inc.	9/12/14	$12,500
Deem, Inc.	9/19/13	$8,065
Get Heal, Inc. Series B	11/7/16	$2,597
Jello Labs, Inc. Series C	12/22/16	$17,000
Moda Operandi, Inc. Series E	12/18/14	$20,000
Mulberry Health, Inc. Series A8	1/20/16	$20,000
Ovation Acquisition I LLC	12/23/15	$4
Peloton Interactive, Inc. Series E	3/31/17	$10,000
Rent the Runway, Inc. Series E	12/22/16	$30,000
Roku, Inc. Series F, 8.00%	5/7/13	$5,000
Space Exploration Technologies Corp. Series H	8/4/17	$7,009
Spotify Technology SA	11/14/12	$15,028
The Honest Co., Inc. Series D	8/3/15	$9,000
Tory Burch LLC Class A	5/14/15	$50,000
Tory Burch LLC Class B	12/31/12	17,505
TulCo LLC	8/24/17	$9,520
Uber Technologies, Inc. Series D, 8.00%	6/6/14	$25,000
Vice Holding, Inc.	8/3/12 - 7/18/14	$61,641
WME Entertainment Parent, LLC Class A	4/13/16 - 8/16/16	$50,000
WP Rocket Holdings, Inc.	6/24/11 - 2/2/15	$3,024

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$2,176
Fidelity Mortgage Backed Securities Central Fund	37,486
Fidelity Securities Lending Cash Central Fund	450
Total	$40,112

Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:

Fund (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Mortgage Backed Securities Central Fund	$1,450,362	$47,537	$72,200	$(1,459)	$(24,850)	$1,399,390	20.9%
Total	$1,450,362	$47,537	$72,200	$(1,459)	$(24,850)	$1,399,390

Other Affiliated Issuers

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:

Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Corindus Vascular Robotics, Inc.	$1,539	$--	$--	$--	$--	$974	$--
Corindus Vascular Robotics, Inc.	5,850	--	--	--	--	3,700	--
Total	$7,389	$--	$--	$--	$--	$4,674	$--

Investment Valuation

The following is a summary of the inputs used, as of August 31, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
Equities:
Consumer Discretionary	$2,859,092	$2,456,115	$--	$402,977
Consumer Staples	954,032	786,859	167,173	--
Energy	1,060,803	1,058,403	2,391	9
Financials	2,924,938	2,881,657	43,281	--
Health Care	2,596,392	2,566,381	9,352	20,659
Industrials	1,665,100	1,648,513	--	16,587
Information Technology	5,145,562	4,993,743	--	151,819
Materials	718,647	718,647	--	--
Real Estate	273,052	273,052	--	--
Telecommunication Services	77,875	77,875	--	--
Utilities	213,610	210,772	2,838	--
Corporate Bonds	4,026,872	--	4,026,872	--
U.S. Government and Government Agency Obligations	1,522,070	--	1,522,070	--
U.S. Government Agency - Mortgage Securities	77,870	--	77,870	--
Asset-Backed Securities	40,009	--	39,268	741
Collateralized Mortgage Obligations	10,500	--	10,500	--
Commercial Mortgage Securities	44,300	--	44,300	--
Municipal Securities	143,526	--	143,526	--
Bank Loan Obligations	90,639	--	88,157	2,482
Bank Notes	65,379	--	65,379	--
Preferred Securities	75,401	--	75,401	--
Fixed-Income Funds	1,399,390	1,399,390	--	--
Other	11	--	--	11
Money Market Funds	279,214	279,214	--	--
Total Investments in Securities:	$26,264,284	$19,350,621	$6,318,378	$595,285

The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:

(Amounts in thousands)
Investments in Securities:
Equities - Consumer Discretionary
Beginning Balance	$272,555
Net Realized Gain (Loss) on Investment Securities	(19,619)
Net Unrealized Gain (Loss) on Investment Securities	111,198
Cost of Purchases	40,000
Proceeds of Sales	(1,157)
Amortization/Accretion	--
Transfers into Level 3	--
Transfers out of Level 3	--
Ending Balance	$402,977
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at August 31, 2017	$91,577
Other Investments in Securities
Beginning Balance	$189,489
Net Realized Gain (Loss) on Investment Securities	6,528
Net Unrealized Gain (Loss) on Investment Securities	(32,298)
Cost of Purchases	53,517
Proceeds of Sales	(22,387)
Amortization/Accretion	16
Transfers into Level 3	--
Transfers out of Level 3	(2,557)
Ending Balance	$192,308
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at August 31, 2017	$(36,081)

The information used in the above reconciliations represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliations are included in Net Gain (Loss) on the Fund's Statement of Operations.

Other Information

The composition of credit quality ratings as a percentage of Total Net Assets is as follows (Unaudited):

U.S. Government and U.S. Government Agency Obligations	11.8%
AAA,AA,A	2.4%
BBB	7.8%
BB	2.9%
B	2.1%
CCC,CC,C	1.6%
Not Rated	0.3%
Equities	70.2%
Short-Term Investments and Net Other Assets	0.9%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	87.7%
Canada	2.1%
Ireland	1.8%
Netherlands	1.7%
United Kingdom	1.2%
Others (Individually Less Than 1%)	5.5%
100.0%

The information in the above tables is based on the combined investments of the fund and its pro-rata share of the investments of Fidelity's Fixed-Income Central Funds

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)		August 31, 2017
Assets
Investment in securities, at value (including securities loaned of $17,059) — See accompanying schedule: Unaffiliated issuers (cost $18,385,726)	$24,585,680
Fidelity Central Funds (cost $1,626,653)	1,678,604
Total Investment in Securities (cost $20,012,379)		$26,264,284
Cash		30
Restricted cash		176
Receivable for investments sold
Regular delivery		107,791
Delayed delivery		10,533
Receivable for fund shares sold		10,855
Dividends receivable		31,344
Interest receivable		60,935
Distributions receivable from Fidelity Central Funds		351
Other receivables		2,868
Total assets		26,489,167
Liabilities
Payable for investments purchased	$94,411
Payable for fund shares redeemed	35,494
Accrued management fee	8,588
Other affiliated payables	2,712
Other payables and accrued expenses	1,479
Collateral on securities loaned	17,319
Total liabilities		160,003
Net Assets		$26,329,164
Net Assets consist of:
Paid in capital		$19,542,347
Undistributed net investment income		61,927
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		472,973
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		6,251,917
Net Assets		$26,329,164
Puritan:
Net Asset Value, offering price and redemption price per share ($20,131,536 ÷ 879,101 shares)		$22.90
Class K:
Net Asset Value, offering price and redemption price per share ($6,197,628 ÷ 270,797 shares)		$22.89

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

Amounts in thousands		Year ended August 31, 2017
Investment Income
Dividends		$293,954
Interest		247,607
Income from Fidelity Central Funds		40,112
Total income		581,673
Expenses
Management fee	$101,380
Transfer agent fees	30,041
Accounting and security lending fees	2,208
Custodian fees and expenses	282
Independent trustees' fees and expenses	105
Appreciation in deferred trustee compensation account	2
Registration fees	186
Audit	325
Legal	123
Interest	1
Miscellaneous	253
Total expenses before reductions	134,906
Expense reductions	(709)	134,197
Net investment income (loss)		447,476
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	854,991
Fidelity Central Funds	(1,301)
Foreign currency transactions	372
Futures contracts	(4,603)
Capital gain distributions from Fidelity Central Funds	2,475
Total net realized gain (loss)		851,934
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	1,778,138
Fidelity Central Funds	(24,850)
Other Affiliated issuers	4,674
Assets and liabilities in foreign currencies	31
Delayed delivery commitments	(1)
Total change in net unrealized appreciation (depreciation)		1,757,992
Net gain (loss)		2,609,926
Net increase (decrease) in net assets resulting from operations		$3,057,402

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

Amounts in thousands	Year ended August 31, 2017	Year ended August 31, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$447,476	$448,887
Net realized gain (loss)	851,934	197,202
Change in net unrealized appreciation (depreciation)	1,757,992	1,166,261
Net increase (decrease) in net assets resulting from operations	3,057,402	1,812,350
Distributions to shareholders from net investment income	(470,001)	(425,000)
Distributions to shareholders from net realized gain	(437,826)	(1,256,829)
Total distributions	(907,827)	(1,681,829)
Share transactions - net increase (decrease)	(1,583,535)	881,968
Total increase (decrease) in net assets	566,040	1,012,489
Net Assets
Beginning of period	25,763,124	24,750,635
End of period	$26,329,164	$25,763,124
Other Information
Undistributed net investment income end of period	$61,927	$107,963

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Puritan Fund

Years ended August 31,	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$21.07	$21.02	$22.91	$20.98	$19.53
Income from Investment Operations
Net investment income (loss)A	.37	.36	.47B	.36	.36
Net realized and unrealized gain (loss)	2.21	1.10	(.33)	3.60	1.79
Total from investment operations	2.58	1.46	.14	3.96	2.15
Distributions from net investment income	(.39)C	(.34)	(.46)	(.35)	(.35)
Distributions from net realized gain	(.36)C	(1.07)	(1.57)	(1.68)	(.35)
Total distributions	(.75)	(1.41)	(2.03)	(2.03)	(.70)
Net asset value, end of period	$22.90	$21.07	$21.02	$22.91	$20.98
Total ReturnD	12.64%	7.36%	.87%	20.17%	11.29%
Ratios to Average Net AssetsE,F
Expenses before reductions	.55%	.56%	.56%	.56%	.58%
Expenses net of fee waivers, if any	.55%	.56%	.56%	.56%	.58%
Expenses net of all reductions	.55%	.55%	.55%	.56%	.57%
Net investment income (loss)	1.73%	1.77%	2.13%B	1.68%	1.79%
Supplemental Data
Net assets, end of period (in millions)	$20,132	$19,754	$18,812	$18,351	$15,934
Portfolio turnover rateG	45%	36%	106%	160%	229%H

 A Calculated based on average shares outstanding during the period.

 B Net Investment income per share reflects a large, non-recurring dividend which amounted to $.13 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.55%.

 C The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .005%.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 H The portfolio turnover rate excludes liquidations and/ or redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Puritan Fund Class K

Years ended August 31,	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$21.06	$21.01	$22.90	$20.98	$19.52
Income from Investment Operations
Net investment income (loss)A	.39	.38	.49B	.39	.39
Net realized and unrealized gain (loss)	2.21	1.10	(.33)	3.58	1.79
Total from investment operations	2.60	1.48	.16	3.97	2.18
Distributions from net investment income	(.41)C	(.36)	(.48)	(.37)	(.37)
Distributions from net realized gain	(.36)C	(1.07)	(1.57)	(1.68)	(.35)
Total distributions	(.77)	(1.43)	(2.05)	(2.05)	(.72)
Net asset value, end of period	$22.89	$21.06	$21.01	$22.90	$20.98
Total ReturnD	12.76%	7.48%	.96%	20.25%	11.48%
Ratios to Average Net AssetsE,F
Expenses before reductions	.46%	.46%	.46%	.46%	.47%
Expenses net of fee waivers, if any	.46%	.46%	.46%	.46%	.47%
Expenses net of all reductions	.45%	.46%	.46%	.46%	.46%
Net investment income (loss)	1.82%	1.86%	2.23%B	1.78%	1.90%
Supplemental Data
Net assets, end of period (in millions)	$6,198	$6,009	$5,939	$6,162	$5,230
Portfolio turnover rateG	45%	36%	106%	160%	229%H

 A Calculated based on average shares outstanding during the period.

 B Net Investment income per share reflects a large, non-recurring dividend which amounted to $.13 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.65%.

 C The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .005%.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 H The portfolio turnover rate excludes liquidations and/ or redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended August 31, 2017
(Amounts in thousands except percentages)

1. Organization.

Fidelity Puritan Fund (the Fund) is a fund of Fidelity Puritan Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Puritan and Class K shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the Fund. The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%. The following summarizes the Fund's investment in each non-money market Fidelity Central Fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio(a)
Fidelity Mortgage Backed Securities Central Fund	FIMM	Seeks a high level of income by normally investing in investment-grade mortgage-related securities and repurchase agreements for those securities.	Delayed Delivery & When Issued Securities Futures Swaps	Less than .005%

 (a) Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy. Equity securities, including restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach and the income approach and are categorized as Level 3 in the hierarchy. The market approach generally consists of using comparable market transactions while the income approach generally consists of using the net present value of estimated future cash flows, adjusted as appropriate for liquidity, credit, market and/or other risk factors.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank notes, bank loan obligations, municipal securities, preferred securities and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

The following provides information on Level 3 securities held by the Fund that were valued at period end based on unobservable inputs. These amounts exclude valuations provided by a broker.

Asset Type	Fair Value	Valuation Technique(s)	Unobservable Input	Amount or Range/Weighted Average	Impact to Valuation from an Increase in Input(a)
Corporate Bonds	$-	Recovery value	Recovery value	0.0%	Increase
Commercial Mortgage Securities	$-	Expected distribution	Recovery rate	0.0%	Increase
Asset-Backed Securities	$741	Discount cash flow	Yield	7.5%	Decrease
Equities	$592,051	Recovery value	Recovery value	0.0%	Increase
		Market approach	Parity price	$1.03	Increase
			Transaction price	$2.50 - $3,350 / $1,366.27	Increase
		Market comparable	Enterprise value/EBITDA multiple (EV/EBITDA)	4.0 - 6.9 / 6.9	Increase
			Enterprise value/Sales multiple (EV/S)	0.7 - 4.8 / 3.2	Increase
			Discount rate	8.0% - 75.0% / 37.9%	Decrease
			Discount for lack of marketability	10.0% - 20.0% / 15.1%	Decrease
			Liquidity preference	$0.00 - $70.93 / $57.34	Increase
			Premium rate	45.5% - 104.0% / 77.4%	Increase
		Broker quoted	Mid price	$23.75	Increase
			Strike price	$40.00 - $47.50 / $44.27	Increase
Bank Loan Oblig- ations	$2,391	Market comparable	Enterprise value/EBITDA multiple (EV/EBITDA)	6.5	Increase
			Discount for lack of marketability	15.0%	Decrease
Other	$11	Recovery value	Recovery value	1.0%	Increase

 (a) Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase in the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of August 31, 2017, as well as a roll forward of Level 3 investments, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Paid in Kind (PIK) income is recorded at the fair market value of the securities received. The principal amount on inflation-indexed securities is periodically adjusted to the rate of inflation and interest is accrued based on the principal amount. The adjustments to principal due to inflation are reflected as increases or decreases to Interest in the accompanying Statement of Operations. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of August 31, 2017, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences resulted in distribution reclassifications. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, market discount, contingent interest, deferred trustees compensation, partnerships (including allocations from Fidelity Central Funds), equity-debt classifications, short-term gain distributions from Underlying Funds, future transactions and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$6,700,829
Gross unrealized depreciation	(516,096)
Net unrealized appreciation (depreciation)	$6,184,733
Tax Cost	$20,079,551

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$45,459
Undistributed long-term capital gain	$557,966
Net unrealized appreciation (depreciation) on securities and other investments	$6,184,745

The tax character of distributions paid was as follows:

	August 31, 2017	August 31, 2016
Ordinary Income	$495,332	$ 431,190
Long-term Capital Gains	412,495	1,250,639
Total	$907,827	$ 1,681,829

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. The Fund invests in direct debt instruments which are interests in amounts owed to lenders by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate the Fund to supply additional cash to the borrower on demand. Loans may be acquired through assignment or participation. The Fund did not have any unfunded loan commitments, which are contractual obligations for future funding, at period end.

Consolidated Subsidiary. The Fund invests in certain investments through a wholly-owned subsidiary ("Subsidiary"), which may be subject to federal and state taxes upon disposition.

As of period end, the Fund held an investment of $132,879 in these Subsidiaries, representing .50% of the Fund's net assets. The financial statements have been consolidated and include accounts of the Fund and each Subsidiary. Accordingly, all inter-company transactions and balances have been eliminated.

Any cash held by the Subsidiaries is restricted as to its use and is presented as Restricted cash in the Statement of Assets and Liabilities.

New Accounting Pronouncement. In March 2017, the Financial Accounting Standards Board (FASB) issued an Accounting Standards Update (ASU), ASU 2017-08, which amends the amortization period for certain callable debt securities that are held at a premium. The amendment requires the premium to be amortized to the earliest call date. The amendments do not require an accounting change for securities held at a discount. The ASU is effective for annual periods beginning after December 15, 2018. Management is currently evaluating the potential impact of these changes to the financial statements.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is included in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end.

During the period the Fund recognized net realized gain (loss) of $(4,603) related to its investment in futures contracts. This amount is included in the Statement of Operations.

5. Purchases and Sales of Investments.

Purchases and sales of securities (including the Fixed-Income Central Funds), other than short-term securities and U.S. government securities, aggregated $8,031,241 and $10,333,854, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .15% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annual management fee rate was .40% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of Puritan, except for Class K. FIIOC receives an asset-based fee of Class K's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets
Puritan	$27,213.14
Class K	2,828.05
	$30,041

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $168 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$18,964	1.06%	$1

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

Other. During the period, the investment adviser reimbursed the Fund for certain losses in the amount of $220.

7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $83 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is maintained at the Fund's custodian and/or invested in cash equivalents and/or the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. The value of securities loaned to FCM at period end was $655. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Total security lending income during the period, presented in the Statement of Operations as a component of interest income, amounted to $353. Net income from the Fidelity Securities Lending Cash Central Fund during the period, presented in the Statement of Operations as a component of income from Fidelity Central Funds, amounted to $450 (including $11 from securities loaned to FCM).

9. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $460 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $23.

In addition, during the period the investment adviser reimbursed and/or waived a portion of fund-level operating expenses in the amount of $226.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Year ended August 31, 2017	Year ended August 31, 2016
From net investment income
Puritan	$354,958	$319,357
Class K	115,043	105,643
Total	$470,001	$425,000
From net realized gain
Puritan	$334,859	$955,970
Class K	102,967	300,859
Total	$437,826	$1,256,829

11. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Year ended August 31, 2017	Year ended August 31, 2016	Year ended August 31, 2017	Year ended August 31, 2016
Puritan
Shares sold	78,110	134,463	$1,679,995	$2,708,248
Reinvestment of distributions	31,195	60,339	653,242	1,211,956
Shares redeemed	(167,668)	(152,236)	(3,600,951)	(3,085,310)
Net increase (decrease)	(58,363)	42,566	$(1,267,714)	$834,894
Class K
Shares sold	35,138	40,423	$754,339	$815,415
Reinvestment of distributions	10,413	20,247	218,011	406,502
Shares redeemed	(60,050)	(57,995)	(1,288,171)	(1,174,843)
Net increase (decrease)	(14,499)	2,675	$(315,821)	$47,074

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Puritan Trust and Shareholders of Fidelity Puritan Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Puritan Fund (a fund of Fidelity Puritan Trust) as of August 31, 2017, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fidelity Puritan Fund’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of August 31, 2017 by correspondence with the custodians and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts
October 19, 2017

Trustees and Officers

The Trustees, Members of the Advisory Board (if any), and officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance.  Except for Jonathan Chiel, each of the Trustees oversees 190 funds. Mr. Chiel oversees 142 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust.  Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the fund is referred to herein as an Independent Trustee.  Each Independent Trustee shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs.  The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees.  Officers and Advisory Board Members hold office without limit in time, except that any officer or Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund’s Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-835-5092.

Experience, Skills, Attributes, and Qualifications of the Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Board Structure and Oversight Function. James C. Curvey is an interested person and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Ned C. Lautenbach serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity® funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's high income and certain equity funds, and other Boards oversee Fidelity's investment-grade bond, money market, asset allocation, and sector funds. The asset allocation funds may invest in Fidelity® funds overseen by the fund's Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity® funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity® funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks.  The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above.  Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates, and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees.  While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations, Audit, and Compliance Committees.  In addition, the Independent Trustees have worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board.  For example, a working group comprised of Independent Trustees and FMR has worked and continues to work to review the Fidelity® funds' valuation-related activities, reporting and risk management.  Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of Fidelity's risk management program for the Fidelity® funds.  The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Trustees."

Interested Trustees*:

Correspondence intended for a Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Jonathan Chiel (1957)

Year of Election or Appointment: 2016

Trustee

Mr. Chiel also serves as Trustee of other Fidelity funds. Mr. Chiel is Executive Vice President and General Counsel for FMR LLC (diversified financial services company, 2012-present). Previously, Mr. Chiel served as general counsel (2004-2012) and senior vice president and deputy general counsel (2000-2004) for John Hancock Financial Services; a partner with Choate, Hall & Stewart (1996-2000) (law firm); and an Assistant United States Attorney for the United States Attorney’s Office of the District of Massachusetts (1986-95), including Chief of the Criminal Division (1993-1995). Mr. Chiel is a director on the boards of the Boston Bar Foundation and the Maimonides School.

James C. Curvey (1935)

Year of Election or Appointment: 2007

Trustee

Chairman of the Board of Trustees

Mr. Curvey also serves as Trustee of other Fidelity® funds. Mr. Curvey is a Director of Fidelity Research & Analysis Co. (investment adviser firm, 2009-present), and Vice Chairman (2007-present) and Director of FMR LLC (diversified financial services company). In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the board of Artis-Naples, Naples, Florida, and as a Trustee for Brewster Academy, Wolfeboro, New Hampshire. Previously, Mr. Curvey served as a Director of Fidelity Investments Money Management, Inc. (investment adviser firm, 2009-2014) and a Director of FMR and FMR Co., Inc. (investment adviser firms, 2007-2014).

Charles S. Morrison (1960)

Year of Election or Appointment: 2014

Trustee

Mr. Morrison also serves as Trustee of other funds. He serves as President of Fidelity Management & Research Company (FMR) (investment adviser firm, 2016-present), a Director of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2014-present), Director of Fidelity SelectCo, LLC (investment adviser firm, 2014-present), President, Asset Management (2014-present), and is an employee of Fidelity Investments. Previously, Mr. Morrison served as Vice President of Fidelity's Fixed Income and Asset Allocation Funds (2012-2014), President, Fixed Income (2011-2014), Vice President of Fidelity's Money Market Funds (2005-2009), President, Money Market Group Leader of FMR (investment adviser firm, 2009), and Senior Vice President, Money Market Group of FMR (2004-2009). Mr. Morrison also served as Vice President of Fidelity's Bond Funds (2002-2005), certain Balanced Funds (2002-2005), and certain Asset Allocation Funds (2002-2007), and as Senior Vice President (2002-2005) of Fidelity's Bond Division.

 * Determined to be an “Interested Trustee” by virtue of, among other things, his or her affiliation with the trust or various entities under common control with FMR.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Independent Trustees:

Correspondence intended for an Independent Trustee may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Dennis J. Dirks (1948)

Year of Election or Appointment: 2005

Trustee

Mr. Dirks also serves as Trustee of other Fidelity® funds. Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) and President and Board member of the National Securities Clearing Corporation (NSCC). In addition, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation, Chief Executive Officer and Board member of the Mortgage-Backed Securities Clearing Corporation, as a Trustee and a member of the Finance Committee of Manhattan College (2005-2008), as a Trustee and a member of the Finance Committee of AHRC of Nassau County (2006-2008), as a member of the Independent Directors Council (IDC) Governing Council (2010-2015), and as a member of the Board of Directors for The Brookville Center for Children’s Services, Inc. (2009-2017). Mr. Dirks is a member of the Finance Committee (2016-present) and Board of Directors (2017-present) of the Asolo Repertory Theatre.

Alan J. Lacy (1953)

Year of Election or Appointment: 2008

Trustee

Mr. Lacy also serves as Trustee of other Fidelity® funds. Mr. Lacy serves as a Director of Bristol-Myers Squibb Company (global pharmaceuticals, 2008-present). He is a Trustee of the California Chapter of The Nature Conservancy (2015-present) and a Director of the Center for Advanced Study in the Behavioral Sciences at Stanford University (2015-present). In addition, Mr. Lacy served as Senior Adviser (2007-2014) of Oak Hill Capital Partners, L.P. (private equity) and also served as Chief Executive Officer (2005) and Vice Chairman (2005-2006) of Sears Holdings Corporation (retail) and Chief Executive Officer and Chairman of the Board of Sears, Roebuck and Co. (retail, 2000-2005). Previously, Mr. Lacy served as Chairman (2014-2017) and a member (2010-2017) of the Board of Directors of Dave & Buster’s Entertainment, Inc. (restaurant and entertainment complexes), as Chairman (2008-2011) and a member (2006-2015) of the Board of Trustees of the National Parks Conservation Association, and as a member of the Board of Directors for The Hillman Companies, Inc. (hardware wholesalers, 2010-2014), Earth Fare, Inc. (retail grocery, 2010-2014), and The Western Union Company (global money transfer, 2006-2011).

Ned C. Lautenbach (1944)

Year of Election or Appointment: 2000

Trustee

Chairman of the Independent Trustees

Mr. Lautenbach also serves as Trustee of other Fidelity® funds. Mr. Lautenbach currently serves as the Lead Director of the Eaton Corporation Board of Directors (diversified industrial, 1997-present). Mr. Lautenbach is Chairman of the Board of Directors of Artis-Naples in Naples, Florida (2012-present), a member of the Council on Foreign Relations (1994-present), and currently Vice Chair of the Board of Governors, State University System of Florida (2013-present). Previously, Mr. Lautenbach was a Partner and Advisory Partner at Clayton, Dubilier & Rice, LLC (private equity investment, 1998-2010), as well as a Director of Sony Corporation (2006-2007). Mr. Lautenbach also had a 30-year career with IBM (technology company) during which time he served as Senior Vice President and a member of the Corporate Executive Committee (1968-1998).

Joseph Mauriello (1944)

Year of Election or Appointment: 2008

Trustee

Mr. Mauriello also serves as Trustee of other Fidelity® funds. Prior to his retirement in January 2006, Mr. Mauriello served in numerous senior management positions including Deputy Chairman and Chief Operating Officer (2004-2005), and Vice Chairman of Financial Services (2002-2004) of KPMG LLP US (professional services, 1965-2005). Mr. Mauriello currently serves as a member of the Board of Directors of XL Group plc. (global insurance and re-insurance, 2006-present) and the Independent Directors Council (IDC) Governing Council (2015-present). Previously, Mr. Mauriello served as a Director of the Hamilton Funds of the Bank of New York (2006-2007) and of Arcadia Resources Inc. (health care services and products, 2007-2012).

Cornelia M. Small (1944)

Year of Election or Appointment: 2005

Trustee

Ms. Small also serves as Trustee of other Fidelity® funds. Ms. Small is a member of the Board of Directors (2009-present) and Chair of the Investment Committee (2010-present) of the Teagle Foundation. Ms. Small also serves on the Investment Committee of the Berkshire Taconic Community Foundation (2008-present). Previously, Ms. Small served as Chairperson (2002-2008) and a member of the Investment Committee and Chairperson (2008-2012) and a member of the Board of Trustees of Smith College. In addition, Ms. Small served as Chief Investment Officer, Director of Global Equity Investments, and a member of the Board of Directors of Scudder, Stevens & Clark and Scudder Kemper Investments.

William S. Stavropoulos (1939)

Year of Election or Appointment: 2001

Trustee

Vice Chairman of the Independent Trustees

Mr. Stavropoulos also serves as Trustee of other Fidelity® funds. Mr. Stavropoulos serves as President and Founder of the Michigan Baseball Foundation, the Great Lakes Loons (2007-present). Mr. Stavropoulos is Chairman Emeritus of the Board of Directors of The Dow Chemical Company, where he previously served in numerous senior management positions, including President, CEO (1995-2000; 2002-2004), Chairman of the Executive Committee (2000-2006), and as a member of the Board of Directors (1990-2006). Currently, Mr. Stavropoulos is Chairman of the Board of Directors of Univar Inc. (global distributor of commodity and specialty chemicals), a Director of Teradata Corporation (data warehousing and technology solutions), and a member of the Advisory Board for Metalmark Capital LLC (private equity investment, 2005-present). Mr. Stavropoulos is an operating advisor to Clayton, Dubilier & Rice, LLC (private equity investment). In addition, Mr. Stavropoulos is a member of the University of Notre Dame Advisory Council for the College of Science, a Trustee of the Rollin L. Gerstacker Foundation, and a Director of Artis-Naples in Naples, Florida. Previously, Mr. Stavropoulos served as a Director of Chemical Financial Corporation (bank holding company, 1993-2012) and Tyco International, Ltd. (multinational manufacturing and services, 2007-2012).

David M. Thomas (1949)

Year of Election or Appointment: 2008

Trustee

Mr. Thomas also serves as Trustee of other Fidelity® funds. Mr. Thomas serves as Non-Executive Chairman of the Board of Directors of Fortune Brands Home and Security (home and security products, 2011-present), as a member of the Board of Directors (2004-present) and Presiding Director (2013-present) of Interpublic Group of Companies, Inc. (marketing communication), and as a member of the Board of Trustees of the University of Florida (2013-present). Previously, Mr. Thomas served as Executive Chairman (2005-2006) and Chairman and Chief Executive Officer (2000-2005) of IMS Health, Inc. (pharmaceutical and healthcare information solutions), and a Director of Fortune Brands, Inc. (consumer products, 2000-2011).

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Advisory Board Members and Officers:

Correspondence intended for an officer or Peter S. Lynch may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.  Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation

Peter S. Lynch (1944)

Year of Election or Appointment: 2003

Member of the Advisory Board

Mr. Lynch also serves as Member of the Advisory Board of other Fidelity® funds. Mr. Lynch is Vice Chairman and a Director of FMR (investment adviser firm) and FMR Co., Inc. (investment adviser firm). In addition, Mr. Lynch serves as a Trustee of Boston College and as the Chairman of the Inner-City Scholarship Fund. Previously, Mr. Lynch served on the Special Olympics International Board of Directors (1997-2006).

Elizabeth Paige Baumann (1968)

Year of Election or Appointment: 2017

Anti-Money Laundering (AML) Officer

Ms. Baumann also serves as AML Officer of other funds. She is Chief AML Officer (2012-present) and Senior Vice President (2014-present) of FMR LLC (diversified financial services company) and is an employee of Fidelity Investments. Previously, Ms. Baumann served as AML Officer of the funds (2012-2016), and Vice President (2007-2014) and Deputy Anti-Money Laundering Officer (2007-2012) of FMR LLC.

Marc R. Bryant (1966)

Year of Election or Appointment: 2015

Secretary and Chief Legal Officer (CLO)

Mr. Bryant also serves as Secretary and CLO of other funds. Mr. Bryant serves as CLO, Secretary, and Senior Vice President of Fidelity Management & Research Company (investment adviser firm, 2015-present) and FMR Co., Inc. (investment adviser firm, 2015-present); Secretary of Fidelity SelectCo, LLC (investment adviser firm, 2015-present) and Fidelity Investments Money Management, Inc. (investment adviser firm, 2015-present); and CLO of Fidelity Management & Research (Hong Kong) Limited and FMR Investment Management (UK) Limited (investment adviser firms, 2015-present) and Fidelity Management & Research (Japan) Limited (investment adviser firm, 2016-present). He is Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company). Previously, Mr. Bryant served as Secretary and CLO of Fidelity Rutland Square Trust II (2010-2014) and Assistant Secretary of Fidelity's Fixed Income and Asset Allocation Funds (2013-2015). Prior to joining Fidelity Investments, Mr. Bryant served as a Senior Vice President and the Head of Global Retail Legal for AllianceBernstein L.P. (2006-2010), and as the General Counsel for ProFund Advisors LLC (2001-2006).

William C. Coffey (1969)

Year of Election or Appointment: 2009

Assistant Secretary

Mr. Coffey also serves as Assistant Secretary of other funds. He is Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company, 2010-present), and is an employee of Fidelity Investments. Previously, Mr. Coffey served as Vice President and Associate General Counsel of FMR LLC (2005-2009).

Jonathan Davis (1968)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds, and is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (diversified financial services company, 2003-2010).

Adrien E. Deberghes (1967)

Year of Election or Appointment: 2016

Assistant Treasurer

Mr. Deberghes also serves as an officer of other funds. He serves as Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2016-present) and is an employee of Fidelity Investments (2008-present). Prior to joining Fidelity Investments, Mr. Deberghes was Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005). Previously, Mr. Deberghes served in other fund officer roles.

Stephanie J. Dorsey (1969)

Year of Election or Appointment: 2010

Assistant Treasurer

Ms. Dorsey also serves as an officer of other funds. She is an employee of Fidelity Investments (2008-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Howard J. Galligan III (1966)

Year of Election or Appointment: 2014

Chief Financial Officer

Mr. Galligan also serves as Chief Financial Officer of other funds. Mr. Galligan serves as President of Fidelity Pricing and Cash Management Services (FPCMS) (2014-present) and as a Director of Strategic Advisers, Inc. (investment adviser firm, 2008-present). Previously, Mr. Galligan served as Chief Administrative Officer of Asset Management (2011-2014) and Chief Operating Officer and Senior Vice President of Investment Support for Strategic Advisers, Inc. (2003-2011).

Brian B. Hogan (1964)

Year of Election or Appointment: 2009

Vice President

Mr. Hogan also serves as Trustee or Vice President of other funds. Mr. Hogan serves as a Director of FMR Investment Management (UK) Limited (investment adviser firm, 2015-present) and Fidelity SelectCo, LLC (investment adviser firm, 2014-present) and President of the Equity Division of FMR (investment adviser firm, 2009-present). Previously, Mr. Hogan served as Senior Vice President, Equity Research of FMR (2006-2009) and as a portfolio manager.  Mr. Brian B. Hogan is not related to Mr. Colm A. Hogan.

Colm A. Hogan (1973)

Year of Election or Appointment: 2016

Deputy Treasurer

Mr. Hogan also serves as an officer of other funds. Mr. Hogan is an employee of Fidelity Investments (2005-present).  Mr. Colm A. Hogan is not related to Mr. Brian B. Hogan.

Chris Maher (1972)

Year of Election or Appointment: 2013

Assistant Treasurer

Mr. Maher serves as Assistant Treasurer of other funds. Mr. Maher is Vice President of Valuation Oversight and is an employee of Fidelity Investments. Previously, Mr. Maher served as Vice President of Asset Management Compliance (2013), Vice President of the Program Management Group of FMR (investment adviser firm, 2010-2013), and Vice President of Valuation Oversight (2008-2010).

Rieco E. Mello (1969)

Year of Election or Appointment: 2017

Assistant Treasurer

Mr. Mello also serves as Assistant Treasurer of other funds. Mr. Mello is an employee of Fidelity Investments (1995-present).

Melissa M. Reilly (1971)

Year of Election or Appointment: 2014

Vice President of certain Equity Funds

Ms. Reilly also serves as Vice President of other funds. Ms. Reilly is an employee of Fidelity Investments (2004-present).

Kenneth B. Robins (1969)

Year of Election or Appointment: 2016

Chief Compliance Officer

Mr. Robins also serves as an officer of other funds. Mr. Robins serves as Compliance Officer of Fidelity Management & Research Company and FMR Co., Inc. (investment adviser firms, 2016-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served as Executive Vice President of Fidelity Investments Money Management, Inc. (investment adviser firm, 2013-2016) and served in other fund officer roles.

Stacie M. Smith (1974)

Year of Election or Appointment: 2016

President and Treasurer

Ms. Smith also serves as an officer of other funds. She is an employee of Fidelity Investments (2009-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (accounting firm, 1996-2009). Previously, Ms. Smith served as Deputy Treasurer of certain Fidelity® funds (2013-2016).

Marc L. Spector (1972)

Year of Election or Appointment: 2016

Assistant Treasurer

Mr. Spector also serves as an officer of other funds. Mr. Spector is an employee of Fidelity Investments (2016-present). Prior to joining Fidelity Investments, Mr. Spector served as Director at the Siegfried Group (accounting firm, 2013-2016), and prior to Siegfried Group as audit senior manager at Deloitte & Touche (accounting firm, 2005-2013).

Renee Stagnone (1975)

Year of Election or Appointment: 2016

Assistant Treasurer

Ms. Stagnone also serves as an officer of other funds. Ms. Stagnone is an employee of Fidelity Investments (1997-present). Previously, Ms. Stagnone served as Deputy Treasurer of certain Fidelity® funds (2013-2016).

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2017 to August 31, 2017).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value March 1, 2017	Ending Account Value August 31, 2017	Expenses Paid During Period-B March 1, 2017 to August 31, 2017
Puritan	.54%
Actual		$1,000.00	$1,064.70	$2.81
Hypothetical-C		$1,000.00	$1,022.48	$2.75
Class K	.45%
Actual		$1,000.00	$1,065.20	$2.34
Hypothetical-C		$1,000.00	$1,022.94	$2.29

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in each Class' annualized expense ratio. In addition to the expenses noted above, the Fund also indirectly bears its proportional share of the expenses of the underlying Fidelity Central Funds. Annualized expenses of the underlying non-money market Fidelity Central Funds as of their most recent fiscal half year were less than .005%.

 C 5% return per year before expenses

Distributions (Unaudited)

The Board of Trustees of Fidelity Puritan Fund voted to pay to shareholders of record at the opening of business on record date, the following distributions per share derived from capital gains realized from sales of portfolio securities, and dividends derived from net investment income:

	Pay Date	Record Date	Dividends	Capital Gains
Class K	10/16/17	10/13/17	$0.059	$0.489
Fidelity Puritan Fund	10/16/17	10/13/17	$0.054	$0.489

The fund hereby designates as a capital gain dividend with respect to the taxable year ended August 31, 2017, $825,038,457 or, if subsequently determined to be different, the net capital gain of such year.

A total of 3.96% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund designates $127,275,994 of distributions paid during the period January 1, 2017 to August 31, 2017 as qualifying to be taxed as interest-related dividends for nonresident alien shareholders

A percentage of the dividends distributed during the fiscal year for the following fund qualify for the dividends–received deduction for corporate shareholders:

	Class K	Puritan
Fidelity Puritan Fund
October 2016	18%	19%
December 9, 2016	59%	62%
December 27, 2016	62%	62%
April 2017	81%	86%
July 2017	82%	86%

A percentage of the dividends distributed during the fiscal year for the following fund may be taken into account as a dividend for purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

	Class K	Puritan
Fidelity Puritan Fund
October 2016	21%	22%
December 9, 2016	67%	71%
December 27, 2016	70%	70%
April 2017	94%	100%
July 2017	95%	100%

The fund will notify shareholders in January 2018 of amounts for use in preparing 2017 income tax returns.

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Puritan Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established various standing committees (Committees), each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to all of the Fidelity funds.

At its July 2017 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and would be realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of the fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Amendment to Group Fee Rate. The Board also approved an amendment to the management contract for the fund to add an additional breakpoint to the group fee schedule, effective October 1, 2017. The Board noted that the additional breakpoint would result in lower management fee rates as Fidelity's assets under management increase.

Nature, Extent, and Quality of Services Provided.  The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services.  The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

In 2014, the Board formed an ad hoc Committee on Transfer Agency Fees to review the variety of transfer agency fee structures throughout the industry and Fidelity's competitive positioning with respect to industry participants.

Investment in a Large Fund Family.  The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including: (i) continuing to dedicate additional resources to Fidelity's investment research process, and to the support of the senior management team that oversees asset management; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and making other enhancements to meet client needs; (iv) launching new share classes of existing funds; (v) eliminating purchase minimums and broadening eligibility requirements for certain lower-priced share classes; (vi) reducing management fees and total expenses for certain growth equity funds and index funds; (vii) lowering expense caps for certain existing funds and classes to reduce expenses borne by shareholders; (viii) eliminating short-term redemption fees for certain funds; (ix) introducing a new pricing structure for certain funds of funds that is expected to reduce overall expenses paid by shareholders; (x) rationalizing product lines and gaining increased efficiencies through proposals for fund mergers and share class consolidations; (xi) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; and (xii) implementing enhancements to further strengthen Fidelity's product line to increase investors' probability of success in achieving their investment goals, including retirement income goals.

Investment Performance.  The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history. The Board noted that there was a portfolio management change for the fund in July 2015.

The Board took into account discussions with representatives of the Investment Advisers about fund investment performance that occur at Board meetings throughout the year. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for the fund for different time periods, measured against a securities market index ("benchmark index") and a peer group of funds with similar objectives ("peer group"), if any. In its evaluation of fund investment performance, the Board gave particular attention to information indicating changes in performance of certain Fidelity funds for specific time periods and discussed with the Investment Advisers the reasons for any overperformance or underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on net performance (after fees and expenses) of both the highest performing and lowest performing fund share classes, where applicable, compared to appropriate benchmark indices, over appropriate time periods that may include full market cycles, and compared to peer groups, as applicable, over the same periods, taking into account relevant factors including the following: general market conditions; issuer-specific information; and fund cash flows and other factors.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for the fund and an appropriate benchmark index and peer group for the most recent one-, three-, and five-year periods, as shown below. Returns are shown compared to the 25th percentile (top of box, 75% beaten) and 75th percentile (bottom of box, 25% beaten) of the peer universe.

Fidelity Puritan Fund

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison.

Management Fee.  The Board considered two proprietary management fee comparisons for the 12-month periods shown in basis points (BP) in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group is broader than the Lipper peer group used by the Board for performance comparisons because the Total Mapped Group combines several Lipper investment objective categories while the Lipper peer group does not. The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG %s and the number of funds in the Total Mapped Group are in the chart below. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked, is also included in the chart and considered by the Board.

Fidelity Puritan Fund

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for 2016.

The Board noted that, in 2014, the Board and the boards of other Fidelity funds formed the ad hoc Committee on Group Fee to conduct an in-depth review of the "group fee" component of the management fee of funds with such management fee structures. The Committee's focus included the mechanics of the group fee, the competitive landscape of group fee structures, Fidelity funds with no group fee component and investment products not included in group fee assets. The Board also considered that, for funds subject to the group fee, FMR agreed to voluntarily waive fees over a specified period of time in amounts designed to account for assets converted from certain funds to certain collective investment trusts.

The Board also noted that, in 2013, the ad hoc Committee on Management Fees was formed to conduct an in-depth review of the management fee rates of Fidelity's active equity mutual funds. The Committee focused on the following areas: (i) standard fee structures; (ii) research consumption and trading evolution; (iii) management fee competitiveness/profitability by category; and (iv) factors that drive institutional pricing.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio.  In its review of each class's total expense ratio, the Board considered the fund's management fee rate as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board also noted that Fidelity may agree to waive fees and expenses from time to time, and the extent to which, if any, it has done so for the fund. As part of its review, the Board also considered the current and historical total expense ratios of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expense ratio of each class ranked below the competitive median for 2016.

Fees Charged to Other Fidelity Clients.  The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that an ad hoc joint committee created by it and the boards of other Fidelity funds periodically (most recently in 2013) reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of the fund profitability information and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and potential fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.

Economies of Scale.  The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee (the Economies of Scale Committee) created by it and the boards of other Fidelity funds periodically (most recently in 2013) analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total group assets increase, and for higher group fee rates as total group assets decrease (with "group assets" defined to include fund assets under FMR's management plus the assets of sector funds previously under FMR's management). FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as group assets increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) fund performance trends, in particular the underperformance of certain funds, and Fidelity's long-term strategies for certain funds; (ii) Fidelity's fund profitability methodology, profitability trends for certain funds, and the impact of certain factors on fund profitability results, including the impact of market trends on actively managed funds; (iii) the use of performance fees and the calculation of performance adjustments, including the impact of underperformance and fund outflows on performance adjustments; (iv) metrics for evaluating index fund performance; (v) Fidelity's group fee structure, including the group fee breakpoint schedules; (vi) the terms of Fidelity's contractual and voluntary expense cap arrangements with the funds; (vii) the methodology with respect to evaluating competitive fund data and peer group classifications and fee comparisons; (viii) the expense structures for different funds and classes; (ix) Fidelity's arrangements with affiliated sub-advisers on behalf of the funds; (x) information regarding other accounts managed by Fidelity, including institutional accounts and collective investment trusts; (xi) recent changes to the fee structure for certain funds of funds; and (xii) the impact of the Department of Labor's new fiduciary rule on the funds' comparative expense information.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

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PUR-K-ANN-1017
1.863165.108

Fidelity® Puritan® Fund Annual Report August 31, 2017

Contents

Performance
Management's Discussion of Fund Performance
Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Trustees and Officers
Shareholder Expense Example
Distributions
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2017 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended August 31, 2017	Past 1 year	Past 5 years	Past 10 years
Fidelity® Puritan® Fund	12.64%	10.28%	6.67%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity® Puritan® Fund, a class of the fund, on August 31, 2007.

The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period.

Period Ending Values
$19,068	Fidelity® Puritan® Fund
$20,825	S&P 500® Index

Management's Discussion of Fund Performance

Market Recap:  The U.S. equity bellwether S&P 500® index gained 16.23% for the year ending August 31, 2017. Equity markets rose sharply following the November election and continued to rally through the end of February on optimism for President Trump’s pro-business agenda. Stocks leveled off in March amid fading optimism and stalled efforts by Congress to repeal and replace the Affordable Care Act. Upward momentum soon returned and continued until the index cooled off in August, when geopolitical tension escalated and uncertainty grew regarding the future of health care, tax reform and the debt ceiling. Sector-wise, information technology (+31%) and financials (+26%) performed best, the latter supported by a surge in banks. Conversely, energy (-6%) was hurt by low oil prices. Consumer staples (+4%), telecom (-4%) and real estate (+3%) all struggled amid a resurgence in investor risk appetite, in turn bolstering U.S. corporate high-yield bonds to a gain of 8.78%, as measured by The BofA Merrill Lynch℠ US High Yield Constrained Index. Investment-grade debt rose only 0.49%, according to the Bloomberg Barclays U.S. Aggregate Bond Index, as yields increased markedly following the U.S. presidential election before moderating. Within the Bloomberg Barclays index, high-grade corporate bonds led all major market segments, up 2.13%, and U.S. Treasuries returned -5%.

Comments from Lead Portfolio Manager Ramin Arani:  For the fiscal year, the fund’s share classes gained about 13%, topping the 9.74% advance of the Fidelity Puritan Composite Index℠ – a 60/40 blend of the S&P 500® and the Bloomberg Barclays U.S. Aggregate Bond Index. Versus the Composite, we benefited roughly equally from security selection and asset allocation. With equities gaining 16% and investment-grade bonds finishing slightly above breakeven, relative results benefited from my decision to overweight stocks and underweight fixed income. A non-index stake in high-yield debt provided a much smaller boost. It helped to avoid energy firm Exxon Mobil, an index stock that struggled this period and was our top individual contributor versus the Composite. A sizable stake in consumer-electronics maker Apple also helped. Conversely, notable detractors included Anadarko Petroleum, which I bought in September 2016, and Medtronic, a Dublin-based maker of medical devices. The fund’s investment-grade bond investments outperformed the subportfolio’s benchmark, meaningfully boosting the fund’s performance versus the Composite. Early on, the subportfolio benefited from overweightings in corporate bonds and TIPS (Treasury Inflation-Protected Securities). Among the best-performing bonds in the subportfolio were some emerging-markets quasi-sovereign issues, including petroleum enterprises Petroleos Mexicanos (Mexico) and Petrobras (Brazil).

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Investment Summary (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Fixed-Income Central Funds.

Top Five Stocks as of August 31, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc.	3.8	3.2
Alphabet, Inc. Class C	3.2	2.9
Microsoft Corp.	2.3	2.0
Facebook, Inc. Class A	2.1	1.7
Visa, Inc. Class A	1.5	1.3
	12.9

Top Five Bond Issuers as of August 31, 2017

(with maturities greater than one year)	% of fund's net assets	% of fund's net assets 6 months ago
U.S. Treasury Obligations	5.8	5.7
Fannie Mae	3.0	2.9
Freddie Mac	1.4	1.6
Ginnie Mae	1.1	1.1
Bank of America Corp.	0.4	0.4
	11.7

Top Five Market Sectors as of August 31, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	20.0	19.0
Financials	16.9	17.6
Consumer Discretionary	12.6	12.0
Health Care	10.8	9.9
Industrials	6.9	5.9

Asset Allocation (% of fund's net assets)

As of August 31, 2017*,**
Stocks	69.3%
Bonds	28.1%
Convertible Securities	0.9%
Other Investments	0.9%
Short-Term Investments and Net Other Assets (Liabilities)	0.8%

 * Foreign investments - 12.3%

 ** Futures and Swaps - 0.1%

As of February 28, 2017*,**
Stocks	68.8%
Bonds	29.6%
Convertible Securities	0.8%
Other Investments	1.0%
Short-Term Investments and Net Other Assets (Liabilities)***	(0.2)%

 * Foreign investments - 14.2%

 ** Futures and Swaps - 0.1%

 *** Short-Term Investments and Net Other Assets (Liabilities) are not included in the pie chart

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable.

Percentages in the above tables are adjusted for the effect of TBA Sale Commitments.

Percentages are adjusted for the effect of futures contracts and swaps, if applicable.

Investments August 31, 2017

Showing Percentage of Net Assets

Common Stocks - 69.3%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 10.5%
Auto Components - 0.0%
Chassix Holdings, Inc. (a)(b)	18,330	$594
Delphi Automotive PLC	18,393	1,773
		2,367
Automobiles - 0.3%
General Motors Co.	78,098	2,854
General Motors Co. warrants 7/10/19 (a)	8,394	153
Tesla, Inc. (a)	202,600	72,105
		75,112
Hotels, Restaurants & Leisure - 2.2%
Extended Stay America, Inc. unit	150,000	2,939
Marriott International, Inc. Class A	701,400	72,651
McDonald's Corp.	1,136,500	181,806
Penn National Gaming, Inc. (a)	161,400	3,581
Red Rock Resorts, Inc.	278,655	6,298
U.S. Foods Holding Corp. (a)	192,900	5,295
Vail Resorts, Inc.	1,058,927	241,382
Wyndham Worldwide Corp.	271,300	27,043
Wynn Resorts Ltd.	211,700	29,424
		570,419
Household Durables - 0.6%
Newell Brands, Inc.	1,642,696	79,309
Toll Brothers, Inc.	1,561,400	60,832
TRI Pointe Homes, Inc. (a)	1,495,900	19,058
		159,199
Internet & Direct Marketing Retail - 2.1%
Amazon.com, Inc. (a)	352,100	345,269
Netflix, Inc. (a)	335,800	58,668
Priceline Group, Inc. (a)	76,600	141,869
		545,806
Leisure Products - 0.1%
Hasbro, Inc.	287,000	28,198
Media - 3.0%
Altice NV Class A (a)	523,244	12,065
AMC Networks, Inc. Class A (a)	53,800	3,270
Charter Communications, Inc. Class A (a)	284,164	113,251
Comcast Corp. Class A	4,536,300	184,219
Lions Gate Entertainment Corp.:
Class A (c)	748,900	22,265
Class B	2,086,185	58,559
Live Nation Entertainment, Inc. (a)	1,263,600	50,493
Time Warner, Inc.	573,600	57,991
Tribune Media Co. Class A	13,773	552
tronc, Inc. (a)	3,443	50
Vertis Holdings, Inc. (a)(b)	1,934	0
Vice Holding, Inc. (a)(b)(d)	86,301	197,217
Vivendi SA	1,129,624	25,920
WME Entertainment Parent, LLC Class A (a)(b)(d)(e)	24,723,425	61,809
		787,661
Specialty Retail - 1.1%
Home Depot, Inc.	1,464,900	219,545
L Brands, Inc.	300,800	10,895
TJX Companies, Inc.	420,700	30,417
Ulta Beauty, Inc.	164,400	36,334
		297,191
Textiles, Apparel & Luxury Goods - 1.1%
Brunello Cucinelli SpA	1,407,200	42,215
Christian Dior SA	202,800	62,613
Hermes International SCA	81,100	42,895
lululemon athletica, Inc. (a)	508,200	29,247
Luxottica Group SpA	81,800	4,708
NIKE, Inc. Class B	1,203,900	63,578
Ralph Lauren Corp.	51,500	4,526
Tory Burch LLC:
Class A (e)	702,741	31,110
Class B (a)(b)(d)(e)	324,840	15,264
		296,156

TOTAL CONSUMER DISCRETIONARY		2,762,109

CONSUMER STAPLES - 3.6%
Beverages - 1.7%
Anheuser-Busch InBev SA NV	120,700	14,295
Coca-Cola European Partners PLC	963,200	41,418
Constellation Brands, Inc. Class A (sub. vtg.)	238,300	47,684
Kweichow Moutai Co. Ltd. (A Shares)	273,469	20,382
Molson Coors Brewing Co. Class B	234,900	21,082
Monster Beverage Corp. (a)	1,569,300	87,598
PepsiCo, Inc.	994,000	115,036
The Coca-Cola Co.	2,443,200	111,288
		458,783
Food & Staples Retailing - 0.2%
Costco Wholesale Corp.	329,500	51,646
Ovation Acquisition I LLC (a)(b)(d)	389,576	0
		51,646
Food Products - 0.3%
Bunge Ltd.	264,000	19,702
Mondelez International, Inc.	583,700	23,733
The Kraft Heinz Co.	320,600	25,888
		69,323
Household Products - 0.4%
Procter & Gamble Co.	802,100	74,010
Spectrum Brands Holdings, Inc.	392,900	43,203
		117,213
Personal Products - 0.8%
Estee Lauder Companies, Inc. Class A	952,900	101,951
L'Oreal SA	10,600	2,238
Unilever NV (Certificaten Van Aandelen) (Bearer)	1,784,600	106,245
		210,434
Tobacco - 0.2%
British American Tobacco PLC (United Kingdom)	747,500	46,633

TOTAL CONSUMER STAPLES		954,032

ENERGY - 4.0%
Energy Equipment & Services - 0.8%
Baker Hughes, a GE Co. Class A	66,045	2,239
Halliburton Co.	1,911,800	74,503
Schlumberger Ltd.	2,178,582	138,362
		215,104
Oil, Gas & Consumable Fuels - 3.2%
Alpha Natural Resources Holdings, Inc.	1,903	9
Anadarko Petroleum Corp.	2,548,300	104,302
ANR, Inc.	1,903	35
ANR, Inc. rights 3/31/23 (b)	1,131,145	9
Apache Corp.	1,286,300	49,960
Cabot Oil & Gas Corp.	1,064,000	27,185
Chevron Corp.	2,275,400	244,879
Cimarex Energy Co.	160,000	15,950
ConocoPhillips Co.	1,806,600	78,876
Contura Energy, Inc.	135	8
Contura Energy, Inc. warrants 7/26/23	220	6
EOG Resources, Inc.	520,000	44,195
Extraction Oil & Gas, Inc.	755,865	9,932
Golar LNG Ltd.	542,100	11,753
Imperial Oil Ltd.	1,628,000	48,055
LINN Energy, Inc.	54,178	1,817
Noble Energy, Inc.	1,611,800	38,312
Pioneer Natural Resources Co.	151,100	19,590
RSP Permian, Inc. (a)	748,900	23,500
Southwestern Energy Co. (a)	52,016	283
Suncor Energy, Inc.	3,946,500	123,665
The Williams Companies, Inc.	33,200	987
Warrior Met Coal, Inc. Class A	5,773	150
		843,458

TOTAL ENERGY		1,058,562

FINANCIALS - 11.1%
Banks - 6.5%
Bank of America Corp.	15,027,200	359,000
Citigroup, Inc.	4,168,140	283,559
First Republic Bank	50,000	4,853
Hangzhou Hikvision Digital Technology Co. Ltd. ELS (BNP Paribas Warrant Program) warrants 9/29/17 (f)	8,871,375	43,281
Huntington Bancshares, Inc.	4,112,900	51,781
JPMorgan Chase & Co.	3,165,523	287,714
PNC Financial Services Group, Inc.	842,500	105,658
SunTrust Banks, Inc.	2,171,100	119,628
TCF Financial Corp.	258,400	4,013
U.S. Bancorp	2,726,700	139,743
Wells Fargo & Co.	6,072,540	310,125
		1,709,355
Capital Markets - 1.4%
Brighthouse Financial, Inc.	8,354	477
CBOE Holdings, Inc.	401,900	40,548
Charles Schwab Corp.	1,021,200	40,746
Goldman Sachs Group, Inc.	706,900	158,162
Motors Liquidation Co. GUC Trust (a)	28,150	242
Northern Trust Corp.	597,200	52,852
S&P Global, Inc.	328,800	50,744
TD Ameritrade Holding Corp.	839,300	36,358
		380,129
Consumer Finance - 0.8%
Capital One Financial Corp.	2,179,600	173,518
Synchrony Financial	1,370,300	42,192
		215,710
Diversified Financial Services - 1.0%
Berkshire Hathaway, Inc. Class B (a)	1,385,900	251,070
Insurance - 1.4%
Chubb Ltd.	1,642,247	232,247
Hartford Financial Services Group, Inc.	942,100	50,939
MetLife, Inc.	1,825,500	85,488
		368,674

TOTAL FINANCIALS		2,924,938

HEALTH CARE - 9.8%
Biotechnology - 3.2%
ACADIA Pharmaceuticals, Inc. (a)	860,504	30,643
Acceleron Pharma, Inc. (a)	130,400	5,054
Alexion Pharmaceuticals, Inc. (a)	626,200	89,177
Amgen, Inc.	2,216,700	394,063
Asterias Biotherapeutics, Inc. warrants 9/29/17 (a)	26,174	6
Biogen, Inc. (a)	221,900	70,245
Celgene Corp. (a)	225,600	31,343
Geron Corp. (a)(c)	3,139,900	6,814
Gilead Sciences, Inc.	397,700	33,291
Neurocrine Biosciences, Inc. (a)	579,100	32,777
Spark Therapeutics, Inc. (a)	178,800	14,721
Vertex Pharmaceuticals, Inc. (a)	839,100	134,709
		842,843
Health Care Equipment & Supplies - 2.6%
Becton, Dickinson & Co.	608,700	121,399
Boston Scientific Corp. (a)	8,711,900	240,013
Corindus Vascular Robotics, Inc. (a)(c)	1,315,800	2,513
Corindus Vascular Robotics, Inc. (a)(d)	5,000,000	9,550
Danaher Corp.	1,192,200	99,453
Intuitive Surgical, Inc. (a)	73,600	73,944
Medtronic PLC	1,494,686	120,502
		667,374
Health Care Providers & Services - 2.0%
Aetna, Inc.	673,700	106,242
HCA Holdings, Inc. (a)	73,100	5,750
HealthSouth Corp.	15	1
Humana, Inc.	550,400	141,794
Legend Acquisition, Inc. (a)(b)	2,509	60
Legend Acquisition, Inc.:
Class A warrants (a)(b)	17,259	0
Class B warrants (a)(b)	22,759	0
UnitedHealth Group, Inc.	1,408,400	280,131
		533,978
Pharmaceuticals - 2.0%
Allergan PLC	1,127,489	258,736
Bristol-Myers Squibb Co.	1,304,600	78,902
GlaxoSmithKline PLC sponsored ADR	1,160,400	46,683
Jazz Pharmaceuticals PLC (a)	114,600	17,117
Johnson & Johnson	272,400	36,058
The Medicines Company (a)	618,500	22,693
TherapeuticsMD, Inc. (a)	5,109,226	30,655
Theravance Biopharma, Inc. (a)	961,200	31,402
		522,246

TOTAL HEALTH CARE		2,566,441

INDUSTRIALS - 6.3%
Aerospace & Defense - 2.0%
General Dynamics Corp.	273,100	54,989
Huntington Ingalls Industries, Inc.	371,800	79,550
Northrop Grumman Corp.	610,600	166,211
Raytheon Co.	614,200	111,791
Rockwell Collins, Inc.	427,300	55,998
United Technologies Corp.	516,400	61,823
		530,362
Air Freight & Logistics - 0.1%
FedEx Corp.	147,500	31,621
Building Products - 0.4%
Lennox International, Inc.	138,300	22,920
Masco Corp.	1,879,000	69,091
Masonite International Corp. (a)	10,749	680
		92,691
Commercial Services & Supplies - 0.0%
TulCo LLC (b)(d)(e)	27,200	9,520
WP Rocket Holdings, Inc. (a)(b)(d)	5,819,318	58
		9,578
Construction & Engineering - 0.0%
Keane Group, Inc.	250,000	3,238
Electrical Equipment - 0.2%
AMETEK, Inc.	369,500	23,371
Fortive Corp.	596,100	38,729
		62,100
Industrial Conglomerates - 0.3%
Honeywell International, Inc.	502,200	69,439
Machinery - 2.4%
AGCO Corp.	710,900	48,661
Allison Transmission Holdings, Inc.	2,449,700	85,078
Caterpillar, Inc.	1,843,300	216,569
Cummins, Inc.	411,100	65,521
Deere & Co.	720,300	83,504
Ingersoll-Rand PLC	520,500	44,445
WABCO Holdings, Inc. (a)	534,500	76,765
		620,543
Road & Rail - 0.8%
CSX Corp.	1,057,900	53,107
Norfolk Southern Corp.	1,223,100	147,408
		200,515
Trading Companies & Distributors - 0.1%
United Rentals, Inc. (a)	321,900	38,004

TOTAL INDUSTRIALS		1,658,091

INFORMATION TECHNOLOGY - 19.2%
Communications Equipment - 0.2%
Cisco Systems, Inc.	1,197,000	38,555
Electronic Equipment & Components - 0.3%
Amphenol Corp. Class A	677,600	54,845
CDW Corp.	73,100	4,636
E Ink Holdings, Inc. GDR (f)	140,100	2,022
Keysight Technologies, Inc. (a)	637,727	26,058
		87,561
Internet Software & Services - 5.7%
Alibaba Group Holding Ltd. sponsored ADR (a)	400,400	68,765
Alphabet, Inc. Class C (a)	896,383	841,999
Facebook, Inc. Class A (a)	3,187,060	548,079
Mail.Ru Group Ltd. GDR (a)(f)	77,400	2,298
Pandora Media, Inc. (a)	23,894	202
Spotify Technology SA (a)(b)(d)(g)	12,209	41,196
		1,502,539
IT Services - 3.5%
Cognizant Technology Solutions Corp. Class A	1,175,800	83,211
Global Payments, Inc.	724,600	69,192
MasterCard, Inc. Class A	1,497,800	199,657
PayPal Holdings, Inc. (a)	2,419,600	149,241
Visa, Inc. Class A	3,962,400	410,188
		911,489
Semiconductors & Semiconductor Equipment - 1.0%
Analog Devices, Inc.	477,600	39,961
Broadcom Ltd.	437,230	110,213
Cypress Semiconductor Corp.	1,614	22
KLA-Tencor Corp.	646,600	60,580
Qorvo, Inc. (a)	199,900	14,637
Texas Instruments, Inc.	600,600	49,742
		275,155
Software - 4.7%
Activision Blizzard, Inc.	2,390,100	156,695
Adobe Systems, Inc. (a)	1,087,600	168,752
Atom Tickets LLC (b)(d)(e)	2,580,511	15,000
Citrix Systems, Inc. (a)	215,400	16,846
Deem, Inc. (a)(b)(d)	124,895	24
Electronic Arts, Inc. (a)	856,800	104,101
Microsoft Corp.	8,000,100	598,167
Oracle Corp.	1,718,600	86,497
Salesforce.com, Inc. (a)	1,039,400	99,252
		1,245,334
Technology Hardware, Storage & Peripherals - 3.8%
Apple, Inc.	6,032,500	989,330

TOTAL INFORMATION TECHNOLOGY		5,049,963

MATERIALS - 2.7%
Chemicals - 2.3%
AdvanSix, Inc.	40,176	1,283
CF Industries Holdings, Inc.	425,700	12,341
E.I. du Pont de Nemours & Co.	3,077,475	258,292
FMC Corp.	280,300	24,167
LyondellBasell Industries NV Class A	1,850,998	167,682
Monsanto Co.	795,800	93,268
Potash Corp. of Saskatchewan, Inc.	551,000	9,588
Sherwin-Williams Co.	69,100	23,444
The Chemours Co. LLC	395,195	19,392
The Scotts Miracle-Gro Co. Class A	61,400	5,869
		615,326
Construction Materials - 0.1%
Eagle Materials, Inc.	199,200	19,372
Metals & Mining - 0.3%
AngloGold Ashanti Ltd. sponsored ADR	57,230	580
Freeport-McMoRan, Inc. (a)	3,628,900	53,635
Newmont Mining Corp.	372,700	14,289
Randgold Resources Ltd. sponsored ADR	150,700	15,445
		83,949

TOTAL MATERIALS		718,647

REAL ESTATE - 1.0%
Equity Real Estate Investment Trusts (REITs) - 1.0%
American Tower Corp.	1,771,900	262,330
Gaming & Leisure Properties	126,400	4,954
Omega Healthcare Investors, Inc.	181,000	5,768
		273,052
TELECOMMUNICATION SERVICES - 0.3%
Diversified Telecommunication Services - 0.0%
Iliad SA	28,725	7,419
Wireless Telecommunication Services - 0.3%
T-Mobile U.S., Inc. (a)	1,088,800	70,456

TOTAL TELECOMMUNICATION SERVICES		77,875

UTILITIES - 0.8%
Electric Utilities - 0.7%
Edison International	1,127,707	90,420
NextEra Energy, Inc.	302,600	45,544
PPL Corp.	410,800	16,120
Xcel Energy, Inc.	746,300	36,942
		189,026
Multi-Utilities - 0.1%
Sempra Energy	184,400	21,746

TOTAL UTILITIES		210,772

TOTAL COMMON STOCKS
(Cost $12,312,474)		18,254,482

Convertible Preferred Stocks - 0.9%
CONSUMER DISCRETIONARY - 0.4%
Household Durables - 0.1%
Blu Homes, Inc. Series A, 5.00% (a)(b)(d)	1,082,251	11
Roku, Inc. Series F, 8.00% (a)(b)(d)	5,520,836	10,324
		10,335
Internet & Direct Marketing Retail - 0.0%
The Honest Co., Inc. Series D (a)(b)(d)	196,700	6,296
Leisure Products - 0.0%
Peloton Interactive, Inc. Series E (b)(d)	461,642	10,000
Specialty Retail - 0.2%
Moda Operandi, Inc. Series E (a)(b)(d)	508,444	38,306
Textiles, Apparel & Luxury Goods - 0.1%
Rent the Runway, Inc. Series E (b)(d)	1,378,930	32,046

TOTAL CONSUMER DISCRETIONARY		96,983

ENERGY - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Southwestern Energy Co. Series B 6.25%	169,100	2,241
HEALTH CARE - 0.1%
Health Care Providers & Services - 0.1%
Get Heal, Inc. Series B (b)(d)	8,512,822	1,777
Mulberry Health, Inc. Series A8 (a)(b)(d)	2,960,879	18,822
		20,599
Pharmaceuticals - 0.0%
Allergan PLC 5.50%	9,300	7,585
Teva Pharmaceutical Industries Ltd. 7%	5,570	1,767
		9,352

TOTAL HEALTH CARE		29,951

INDUSTRIALS - 0.0%
Aerospace & Defense - 0.0%
Space Exploration Technologies Corp. Series H (b)(d)	51,921	7,009
INFORMATION TECHNOLOGY - 0.4%
Internet Software & Services - 0.3%
Uber Technologies, Inc. Series D, 8.00% (a)(b)(d)	1,611,548	78,599
Software - 0.1%
Jello Labs, Inc. Series C (b)(d)	1,050,307	17,000

TOTAL INFORMATION TECHNOLOGY		95,599

UTILITIES - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Dynegy, Inc. 7.00%	42,400	2,838
TOTAL CONVERTIBLE PREFERRED STOCKS
(Cost $173,462)		234,621
	Principal Amount (000s)	Value (000s)

Corporate Bonds - 15.3%
Convertible Bonds - 0.0%
CONSUMER DISCRETIONARY - 0.0%
Media - 0.0%
Liberty Media Corp.:
3.5% 1/15/31	620	346
3.5% 1/15/31 (f)	4,584	2,557
		2,903
Nonconvertible Bonds - 15.3%
CONSUMER DISCRETIONARY - 1.6%
Automobiles - 0.2%
General Motors Co. 3.5% 10/2/18	4,530	4,604
General Motors Financial Co., Inc.:
3.15% 1/15/20	12,000	12,245
3.25% 5/15/18	3,070	3,101
3.5% 7/10/19	17,868	18,306
4% 1/15/25	6,368	6,451
4.25% 5/15/23	3,285	3,424
4.375% 9/25/21	11,267	11,947
Tesla, Inc. 5.3% 8/15/25 (f)	5,215	5,143
		65,221
Distributors - 0.0%
American Tire Distributors, Inc. 10.25% 3/1/22 (f)	3,085	3,185
Diversified Consumer Services - 0.0%
Ascend Learning LLC 6.875% 8/1/25 (f)	580	603
Ingersoll-Rand Global Holding Co. Ltd. 2.875% 1/15/19	554	561
Laureate Education, Inc. 8.25% 5/1/25 (f)	4,910	5,340
Service Corp. International 5.375% 1/15/22	505	519
		7,023
Hotels, Restaurants & Leisure - 0.3%
Aramark Services, Inc. 5.125% 1/15/24	4,620	4,909
Caesars Growth Properties Holdings LLC/Caesars Growth Properties Finance, Inc. 9.375% 5/1/22	4,300	4,628
Chukchansi Economic Development Authority 9.75% 5/30/20 (f)(h)	2,861	1,573
Eldorado Resorts, Inc. 6% 4/1/25	455	483
GLP Capital LP/GLP Financing II, Inc. 5.375% 4/15/26	735	797
Golden Nugget Escrow, Inc. 8.5% 12/1/21 (f)	5,680	5,936
Hilton Grand Vacations Borrower LLC/Hilton Grand Vacations Borrower, Inc. 6.125% 12/1/24 (f)	1,080	1,185
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp.:
4.625% 4/1/25	1,940	2,027
4.875% 4/1/27	1,165	1,235
Jacobs Entertainment, Inc. 7.875% 2/1/24 (f)	435	469
KFC Holding Co./Pizza Hut Holding LLC:
4.75% 6/1/27 (f)	1,325	1,360
5% 6/1/24 (f)	5,275	5,514
Landry's Acquisition Co. 6.75% 10/15/24 (f)	1,640	1,661
McDonald's Corp. 3.7% 1/30/26	3,379	3,557
MGM Mirage, Inc. 6% 3/15/23	1,630	1,801
NAI Entertainment Holdings LLC/NAI Entertainment Finance Corp. 5% 8/1/18 (f)	865	866
NCL Corp. Ltd. 4.75% 12/15/21 (f)	5,000	5,181
Paris Las Vegas Holding LLC/Harrah's Las Vegas LLC/Flamingo Las Vegas Holdings, Inc. 11% 10/1/21 (i)	4,650	4,941
Penn National Gaming, Inc. 5.625% 1/15/27 (f)	355	368
Playa Resorts Holding BV 8% 8/15/20 (f)	90	94
Scientific Games Corp.:
6.25% 9/1/20	580	583
6.625% 5/15/21	5,350	5,537
7% 1/1/22 (f)	1,275	1,361
10% 12/1/22	6,840	7,610
Silversea Cruises 7.25% 2/1/25 (f)	745	803
Studio City Co. Ltd.:
5.875% 11/30/19 (f)	1,180	1,245
7.25% 11/30/21 (f)	3,070	3,296
Studio City Finance Ltd. 8.5% 12/1/20 (f)	1,000	1,034
Sugarhouse HSP Gaming Prop Mezz LP/Sugarhouse HSP Gaming Finance Corp. 5.875% 5/15/25 (f)	1,280	1,254
Wynn Macau Ltd. 5.25% 10/15/21 (f)	605	618
		71,926
Household Durables - 0.1%
Brookfield Residential Properties, Inc./Brookfield Residential U.S. Corp. 6.125% 7/1/22 (f)	785	818
Brookfield Residential Properties, Inc. 6.5% 12/15/20 (f)	620	637
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA:
5.125% 7/15/23 (f)	925	964
5.75% 10/15/20	4,574	4,659
7% 7/15/24 (f)	1,160	1,243
Taylor Morrison Communities, Inc./Monarch Communities, Inc. 5.875% 4/15/23 (f)	1,395	1,479
William Lyon Homes, Inc.:
5.75% 4/15/19	470	476
5.875% 1/31/25	1,115	1,146
7% 8/15/22	2,585	2,682
		14,104
Internet & Direct Marketing Retail - 0.1%
Netflix, Inc.:
4.375% 11/15/26 (f)	3,415	3,330
5.5% 2/15/22	5,000	5,375
Zayo Group LLC/Zayo Capital, Inc.:
5.75% 1/15/27 (f)	3,785	4,017
6% 4/1/23	2,475	2,620
		15,342
Media - 0.9%
21st Century Fox America, Inc. 7.75% 12/1/45	8,012	12,182
Altice SA:
7.625% 2/15/25 (f)	4,905	5,308
7.75% 5/15/22 (f)	10,065	10,681
Altice U.S. Finance SA:
5.375% 7/15/23 (f)	2,375	2,488
7.75% 7/15/25 (f)	3,160	3,488
AMC Entertainment Holdings, Inc. 6.125% 5/15/27	1,250	1,170
AMC Entertainment, Inc. 5.75% 6/15/25	2,345	2,228
AOL Time Warner, Inc. 2.95% 7/15/26	17,000	16,107
Cable One, Inc. 5.75% 6/15/22 (f)	895	938
CBS Outdoor Americas Capital LLC/CBS Outdoor Americas Capital Corp.:
5.25% 2/15/22	275	284
5.625% 2/15/24	670	696
CCO Holdings LLC/CCO Holdings Capital Corp.:
5.125% 2/15/23	1,580	1,633
5.125% 5/1/27 (f)	10,095	10,398
5.25% 3/15/21	3,375	3,468
5.5% 5/1/26 (f)	1,035	1,080
5.75% 9/1/23	945	983
5.75% 1/15/24	4,235	4,443
5.75% 2/15/26 (f)	5,010	5,297
5.875% 5/1/27 (f)	3,385	3,597
Cengage Learning, Inc. 9.5% 6/15/24 (f)	3,725	3,194
Cequel Communications Escrow I LLC/Cequel Communications Escrow Capital Corp. 6.375% 9/15/20 (f)	227	232
Cequel Communications Holdings I LLC/Cequel Capital Corp. 5.125% 12/15/21 (f)	3,345	3,404
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.:
4.464% 7/23/22	7,702	8,151
4.908% 7/23/25	5,177	5,546
5.375% 5/1/47 (f)	6,638	6,776
6.484% 10/23/45	1,983	2,281
Cinemark U.S.A., Inc. 4.875% 6/1/23	1,275	1,272
Clear Channel International BV 8.75% 12/15/20 (f)	430	449
Clear Channel Worldwide Holdings, Inc.:
Series A:
6.5% 11/15/22	755	772
7.625% 3/15/20	585	576
7.625% 3/15/20	3,205	3,193
Columbus International, Inc. 7.375% 3/30/21 (f)	1,807	1,933
CSC Holdings, Inc. 5.5% 4/15/27 (f)	8,830	9,216
DISH DBS Corp.:
5% 3/15/23	2,675	2,763
5.875% 7/15/22	2,655	2,871
6.75% 6/1/21	3,515	3,880
E.W. Scripps Co. 5.125% 5/15/25 (f)	445	451
Lamar Media Corp.:
5.375% 1/15/24	630	661
5.875% 2/1/22	525	539
McGraw-Hill Global Education Holdings LLC/McGraw-Hill Global Education Finance 7.875% 5/15/24 (f)	5,226	5,004
MDC Partners, Inc. 6.5% 5/1/24 (f)	5,200	5,181
MHGE Parent LLC/MHGE Parent Finance, Inc. 8.5% 8/1/19 pay-in-kind (f)(i)	15,108	15,108
New Cotai LLC/New Cotai Capital Corp. 10.625% 5/1/19 pay-in-kind (f)(i)	5,963	5,881
Nielsen Finance LLC/Nielsen Finance Co. 5% 4/15/22 (f)	685	709
Regal Entertainment Group 5.75% 3/15/22	1,230	1,276
Sirius XM Radio, Inc.:
5% 8/1/27 (f)	2,770	2,846
5.375% 4/15/25 (f)	1,490	1,575
Time Warner Cable, Inc.:
4% 9/1/21	9,654	10,059
4.5% 9/15/42	2,819	2,603
5.5% 9/1/41	2,304	2,360
6.55% 5/1/37	10,296	11,902
6.75% 7/1/18	1,581	1,642
7.3% 7/1/38	3,823	4,713
8.25% 4/1/19	10,176	11,117
Time Warner, Inc. 2.1% 6/1/19	10,446	10,474
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH 5.5% 1/15/23 (f)	1,206	1,248
WaveDivision Escrow LLC/WaveDivision Escrow Corp. 8.125% 9/1/20 (f)	1,060	1,088
Ziggo Bond Finance BV:
5.875% 1/15/25 (f)	1,120	1,161
6% 1/15/27 (f)	4,760	4,885
		245,461
Specialty Retail - 0.0%
Lithia Motors, Inc. 5.25% 8/1/25 (f)	1,065	1,089
Sonic Automotive, Inc. 5% 5/15/23	195	190
		1,279
TOTAL CONSUMER DISCRETIONARY		423,541
CONSUMER STAPLES - 0.7%
Beverages - 0.2%
Anheuser-Busch InBev Finance, Inc.:
2.65% 2/1/21	14,051	14,315
3.3% 2/1/23	15,133	15,698
4.7% 2/1/36	14,328	15,884
4.9% 2/1/46	9,290	10,585
		56,482
Food & Staples Retailing - 0.2%
Albertsons Companies LLC/Safeway, Inc./New Albertson's, Inc./Albertson's LLC:
5.75% 3/15/25	2,275	2,050
6.625% 6/15/24	1,260	1,203
Albertsons, Inc.:
6.625% 6/1/28	2,130	1,768
7.45% 8/1/29	195	170
BI-LO LLC/BI-LO Finance Corp.:
9.25% 2/15/19 (f)	2,335	2,014
9.375% 9/15/18 pay-in-kind (f)(i)	2,440	787
C&S Group Enterprises LLC 5.375% 7/15/22 (f)	1,445	1,418
Cumberland Farms, Inc. 6.75% 5/1/25 (f)	670	719
CVS Health Corp.:
3.5% 7/20/22	3,373	3,527
3.875% 7/20/25	5,311	5,578
ESAL GmbH 6.25% 2/5/23 (f)	3,315	3,224
FAGE International SA/FAGE U.S.A. Dairy Industry, Inc. 5.625% 8/15/26 (f)	775	791
Minerva Luxembourg SA 6.5% 9/20/26 (f)	2,115	2,121
Performance Food Group, Inc. 5.5% 6/1/24 (f)	1,050	1,082
Rite Aid Corp.:
6.875% 12/15/28 (f)(i)	3,505	3,207
7.7% 2/15/27	3,085	2,962
Tops Holding LLC/Tops Markets II Corp. 8% 6/15/22(f)	2,955	2,165
U.S. Foods, Inc. 5.875% 6/15/24 (f)	1,835	1,911
		36,697
Food Products - 0.1%
CF Industries Holdings, Inc.:
4.95% 6/1/43	2,360	2,047
5.15% 3/15/34	1,080	1,018
5.375% 3/15/44	1,005	917
Darling International, Inc. 5.375% 1/15/22	745	771
JBS U.S.A. LLC/JBS U.S.A. Finance, Inc.:
5.75% 6/15/25 (f)	6,370	6,386
5.875% 7/15/24 (f)	1,500	1,519
Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp. 5.875% 1/15/24	880	941
Post Holdings, Inc.:
5.5% 3/1/25 (f)	2,160	2,246
5.75% 3/1/27 (f)	4,110	4,254
William Wrigley Jr. Co. 2% 10/20/17 (f)	4,607	4,610
		24,709
Tobacco - 0.2%
Altria Group, Inc.:
2.625% 1/14/20	4,950	5,039
4% 1/31/24	3,123	3,355
Imperial Tobacco Finance PLC:
3.75% 7/21/22 (f)	6,420	6,693
4.25% 7/21/25 (f)	6,420	6,818
Reynolds American, Inc.:
2.3% 6/12/18	2,235	2,244
3.25% 6/12/20	1,273	1,312
4% 6/12/22	4,375	4,641
4.45% 6/12/25	3,173	3,429
4.85% 9/15/23	7,000	7,738
5.7% 8/15/35	1,646	1,927
5.85% 8/15/45	5,525	6,678
7.25% 6/15/37	6,101	8,384
Vector Group Ltd. 6.125% 2/1/25 (f)	4,285	4,392
		62,650
TOTAL CONSUMER STAPLES		180,538
ENERGY - 2.3%
Energy Equipment & Services - 0.2%
Calfrac Holdings LP 7.5% 12/1/20 (f)	3,930	3,517
Diamond Offshore Drilling, Inc. 7.875% 8/15/25	2,365	2,365
El Paso Pipeline Partners Operating Co. LLC:
5% 10/1/21	5,755	6,229
6.5% 4/1/20	2,937	3,225
Ensco PLC:
4.5% 10/1/24	3,510	2,562
5.2% 3/15/25	660	492
Exterran Partners LP/EXLP Finance Corp.:
6% 4/1/21	440	430
6% 10/1/22	1,405	1,359
FTS International, Inc. 6.25% 5/1/22	4,410	3,815
Gulfmark Offshore, Inc. 6.375% 3/15/22 (h)	1,435	287
Halliburton Co.:
3.8% 11/15/25	3,469	3,584
4.85% 11/15/35	3,029	3,284
Noble Holding International Ltd.:
4.625% 3/1/21	301	257
5.75% 3/16/18	470	473
6.05% 3/1/41	80	48
6.2% 8/1/40	2,270	1,368
7.7% 4/1/25 (i)	2,995	2,231
7.75% 1/15/24	6,280	4,851
NuStar Logistics LP 5.625% 4/28/27	855	906
Pacific Drilling V Ltd. 7.25% 12/1/17 (f)	2,355	1,060
Pride International, Inc. 7.875% 8/15/40	2,554	2,005
SESI LLC 7.75% 9/15/24 (f)	985	995
Summit Midstream Holdings LLC 5.75% 4/15/25	1,290	1,293
Trinidad Drilling Ltd. 6.625% 2/15/25 (f)	730	675
Weatherford International Ltd. 9.875% 2/15/24 (f)	3,070	3,139
		50,450
Oil, Gas & Consumable Fuels - 2.1%
Alpha Natural Resources, Inc. 9.75% 4/15/18 (b)	1,099	0
Amerada Hess Corp. 7.875% 10/1/29	2,989	3,602
Anadarko Finance Co. 7.5% 5/1/31	5,758	7,233
Anadarko Petroleum Corp.:
4.85% 3/15/21	8,942	9,505
5.55% 3/15/26	4,888	5,456
6.6% 3/15/46	6,640	8,033
Antero Midstream Partners LP/Antero Midstream Finance Corp. 5.375% 9/15/24	785	801
Antero Resources Corp.:
5.125% 12/1/22	3,810	3,820
5.625% 6/1/23 (Reg. S)	1,835	1,867
Antero Resources Finance Corp. 5.375% 11/1/21	1,790	1,821
Blue Racer Mistream LLC/Blue Racer Finance Corp. 6.125% 11/15/22 (f)	5,000	5,138
California Resources Corp. 8% 12/15/22 (f)	4,825	2,660
Callon Petroleum Co. 6.125% 10/1/24	730	741
Canadian Natural Resources Ltd.:
1.75% 1/15/18	2,250	2,249
5.85% 2/1/35	3,450	3,851
Carrizo Oil & Gas, Inc. 6.25% 4/15/23	280	272
Cenovus Energy, Inc.:
4.25% 4/15/27 (f)	6,485	6,260
5.7% 10/15/19	1,662	1,747
Cheniere Corpus Christi Holdings LLC:
5.125% 6/30/27 (f)	1,785	1,847
5.875% 3/31/25	2,210	2,376
Chesapeake Energy Corp.:
3 month U.S. LIBOR + 3.250% 4.5536% 4/15/19 (i)(j)	2,150	2,123
4.875% 4/15/22	5,325	4,713
5.75% 3/15/23	1,800	1,591
8% 12/15/22 (f)	4,097	4,235
8% 1/15/25 (f)	8,860	8,539
8% 6/15/27 (f)	5,300	5,035
Citgo Holding, Inc. 10.75% 2/15/20 (f)	2,315	2,471
Columbia Pipeline Group, Inc.:
2.45% 6/1/18	1,213	1,217
3.3% 6/1/20	5,938	6,108
4.5% 6/1/25	1,813	1,947
CONSOL Energy, Inc. 8% 4/1/23	5,000	5,275
Consolidated Energy Finance SA:
3 month U.S. LIBOR + 3.750% 4.9817% 6/15/22 (f)(i)(j)	1,840	1,840
6.875% 6/15/25 (f)	4,640	4,826
Covey Park Energy LLC 7.5% 5/15/25 (f)	1,810	1,817
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp. 6.25% 4/1/23	1,150	1,187
DCP Midstream LLC:
4.75% 9/30/21 (f)	5,634	5,775
5.35% 3/15/20 (f)	5,174	5,446
DCP Midstream Operating LP:
2.5% 12/1/17	2,677	2,674
2.7% 4/1/19	4,139	4,113
3.875% 3/15/23	2,327	2,266
4.95% 4/1/22	1,048	1,082
5.6% 4/1/44	1,686	1,568
Denbury Resources, Inc. 4.625% 7/15/23	4,625	2,035
Duke Energy Field Services 6.45% 11/3/36 (f)	3,753	3,950
Empresa Nacional de Petroleo 4.375% 10/30/24 (f)	4,545	4,777
Enable Midstream Partners LP:
2.4% 5/15/19 (i)	1,656	1,649
3.9% 5/15/24 (i)	1,746	1,749
Enbridge Energy Partners LP:
4.2% 9/15/21	6,629	6,996
4.375% 10/15/20	4,351	4,580
Enbridge, Inc.:
4.25% 12/1/26	2,391	2,518
5.5% 12/1/46	2,759	3,165
EP Energy LLC/Everest Acquisition Finance, Inc. 8% 11/29/24 (f)	990	968
Extraction Oil & Gas, Inc. 7.375% 5/15/24 (f)	1,000	1,005
Gibson Energy, Inc. 6.75% 7/15/21 (f)	53	55
Hilcorp Energy I LP/Hilcorp Finance Co. 5.75% 10/1/25 (f)	6,625	6,393
Kinder Morgan Energy Partners LP:
3.45% 2/15/23	7,202	7,300
3.5% 3/1/21	2,994	3,075
6.55% 9/15/40	674	784
Kinder Morgan, Inc. 5% 2/15/21 (f)	3,749	4,022
Marathon Petroleum Corp. 5.125% 3/1/21	3,173	3,442
Murphy Oil Corp. 6.875% 8/15/24	550	581
Nakilat, Inc. 6.067% 12/31/33 (f)	1,839	2,163
Nexen, Inc. 6.2% 7/30/19	1,865	1,993
NGPL PipeCo LLC:
4.375% 8/15/22 (f)	415	426
4.875% 8/15/27 (f)	415	427
Oasis Petroleum, Inc. 6.875% 3/15/22	595	579
Parsley Energy LLC/Parsley:
5.375% 1/15/25 (f)	2,595	2,608
6.25% 6/1/24 (f)	4,225	4,405
PBF Holding Co. LLC/PBF Finance Corp.:
7% 11/15/23	2,850	2,857
7.25% 6/15/25 (f)	1,820	1,802
Peabody Securities Finance Corp.:
6% 3/31/22 (f)	545	559
6.375% 3/31/25 (f)	680	694
Petrobras Global Finance BV:
4.375% 5/20/23	3,648	3,571
5.625% 5/20/43	11,155	9,783
7.25% 3/17/44	28,868	29,734
Petrobras International Finance Co. Ltd. 5.375% 1/27/21	10,725	11,092
Petroleos Mexicanos:
3.5% 7/23/20	7,125	7,314
3.5% 1/30/23	4,530	4,490
4.5% 1/23/26	6,398	6,460
4.625% 9/21/23	10,200	10,618
4.875% 1/24/22	2,315	2,433
4.875% 1/18/24	5,974	6,222
5.375% 3/13/22 (f)	3,625	3,890
5.5% 1/21/21	12,842	13,767
5.5% 6/27/44	7,252	6,824
5.625% 1/23/46	6,203	5,832
6% 3/5/20	4,075	4,395
6.375% 1/23/45	13,324	13,737
6.5% 3/13/27 (f)	5,590	6,261
6.5% 6/2/41	7,783	8,223
6.75% 9/21/47	14,484	15,572
6.75% 9/21/47 (f)	5,940	6,386
6.875% 8/4/26	12,000	13,798
8% 5/3/19	3,283	3,595
Phillips 66 Co. 4.3% 4/1/22	5,338	5,741
Phillips 66 Partners LP 2.646% 2/15/20	527	529
Range Resources Corp. 4.875% 5/15/25	1,040	996
Rose Rock Midstream LP/Rose Rock Finance Corp. 5.625% 7/15/22	635	624
Sabine Pass Liquefaction LLC 5.875% 6/30/26	3,780	4,222
Shell International Finance BV 4.375% 5/11/45	6,392	6,841
SM Energy Co.:
5% 1/15/24	1,585	1,411
5.625% 6/1/25	1,670	1,511
6.125% 11/15/22	4,030	3,808
6.5% 11/15/21	745	720
6.5% 1/1/23	80	77
6.75% 9/15/26	805	759
Southeast Supply Header LLC 4.25% 6/15/24 (f)	4,893	5,083
Southwestern Energy Co.:
5.8% 1/23/20 (i)	4,519	4,655
6.7% 1/23/25 (i)	3,470	3,383
Sunoco LP/Sunoco Finance Corp.:
5.5% 8/1/20	6,670	6,865
6.25% 4/15/21	2,710	2,818
6.375% 4/1/23	965	1,017
Targa Resources Partners LP/Targa Resources Partners Finance Corp.:
5.375% 2/1/27 (f)	1,025	1,061
6.75% 3/15/24	7,000	7,578
Teekay Corp. 8.5% 1/15/20	5,705	5,762
Teine Energy Ltd. 6.875% 9/30/22 (f)	2,994	2,994
Tesoro Logistics LP/Tesoro Logistics Finance Corp. 6.375% 5/1/24	1,185	1,289
The Williams Companies, Inc.:
3.7% 1/15/23	4,147	4,116
4.55% 6/24/24	19,902	20,350
Ultra Resources, Inc.:
6.875% 4/15/22 (f)	1,485	1,461
7.125% 4/15/25 (f)	1,115	1,087
Western Gas Partners LP:
4.65% 7/1/26	1,642	1,708
5.375% 6/1/21	10,596	11,445
Western Refining Logistics LP/WNRL Finance Co. 7.5% 2/15/23	585	629
Williams Partners LP:
3.6% 3/15/22	5,146	5,306
3.9% 1/15/25	1,767	1,816
4% 11/15/21	2,349	2,465
4.3% 3/4/24	4,038	4,281
4.5% 11/15/23	2,564	2,747
WPX Energy, Inc.:
5.25% 9/15/24	2,910	2,852
6% 1/15/22	2,565	2,645
7.5% 8/1/20	764	825
8.25% 8/1/23	1,715	1,882
		552,040
TOTAL ENERGY		602,490
FINANCIALS - 5.5%
Banks - 2.5%
Banco Nacional de Desenvolvimento Economico e Social:
4% 4/14/19 (f)	21,750	22,177
5.5% 7/12/20 (f)	16,673	17,582
5.75% 9/26/23 (f)	5,082	5,506
6.369% 6/16/18 (f)	10,462	10,777
6.5% 6/10/19 (f)	1,763	1,876
Bank of America Corp.:
2.6% 1/15/19	66,110	66,767
2.65% 4/1/19	28,149	28,484
3.5% 4/19/26	7,374	7,510
3.705% 4/24/28 (i)	7,919	8,102
3.875% 8/1/25	7,638	8,030
3.95% 4/21/25	5,678	5,864
4.2% 8/26/24	9,221	9,711
4.25% 10/22/26	5,465	5,733
5.75% 12/1/17	6,075	6,134
Barclays PLC:
2.75% 11/8/19	4,598	4,653
4.375% 1/12/26	8,817	9,271
BB&T Corp. 3.95% 3/22/22	1,495	1,591
CIT Group, Inc. 5.5% 2/15/19 (f)	1,766	1,848
Citigroup, Inc.:
1.75% 5/1/18	18,342	18,354
1.85% 11/24/17	30,961	30,980
2.4% 2/18/20	10,000	10,091
2.5% 7/29/19	32,442	32,785
2.55% 4/8/19	14,645	14,797
4.05% 7/30/22	14,700	15,489
4.3% 11/20/26	12,000	12,568
5.5% 9/13/25	3,703	4,188
Citizens Bank NA 2.55% 5/13/21	2,268	2,288
Citizens Financial Group, Inc. 4.15% 9/28/22 (f)	6,650	7,005
Credit Suisse Group Funding Guernsey Ltd.:
2.75% 3/26/20	6,421	6,511
3.75% 3/26/25	6,420	6,580
3.8% 9/15/22	9,940	10,391
3.8% 6/9/23	12,454	12,986
Credit Suisse New York Branch 5.4% 1/14/20	1,200	1,290
Discover Bank 7% 4/15/20	3,075	3,407
Fifth Third Bancorp:
3.5% 3/15/22	529	551
4.5% 6/1/18	418	427
HBOS PLC 6.75% 5/21/18 (f)	408	422
HSBC Holdings PLC 4.25% 3/14/24	2,900	3,053
Huntington Bancshares, Inc. 7% 12/15/20	2,561	2,938
Huntington National Bank:
2% 6/30/18	13,000	13,043
2.2% 4/1/19	2,700	2,714
Intesa Sanpaolo SpA:
5.017% 6/26/24 (f)	4,062	4,157
5.71% 1/15/26 (f)	9,946	10,512
JPMorgan Chase & Co.:
2.95% 10/1/26	8,946	8,809
3.875% 9/10/24	12,321	12,899
4.125% 12/15/26	49,975	52,645
KeyCorp. 5.1% 3/24/21	519	570
Rabobank Nederland 4.375% 8/4/25	9,821	10,426
Regions Bank 6.45% 6/26/37	10,147	12,730
Regions Financial Corp. 3.2% 2/8/21	4,117	4,227
Royal Bank of Scotland Group PLC:
5.125% 5/28/24	46,599	49,154
6% 12/19/23	11,834	13,114
6.1% 6/10/23	7,367	8,141
6.125% 12/15/22	35,362	38,943
SunTrust Banks, Inc. 2.35% 11/1/18	2,500	2,516
Synchrony Bank 3% 6/15/22	5,296	5,304
		668,621
Capital Markets - 1.5%
Affiliated Managers Group, Inc.:
3.5% 8/1/25	7,721	7,898
4.25% 2/15/24	2,760	2,932
Credit Suisse AG 6% 2/15/18	12,547	12,778
Deutsche Bank AG 4.5% 4/1/25	14,192	14,330
Deutsche Bank AG London Branch 2.85% 5/10/19	13,520	13,672
Goldman Sachs Group, Inc.:
1.748% 9/15/17	16,000	16,001
2.375% 1/22/18	10,000	10,029
2.55% 10/23/19	70,000	70,833
2.6% 4/23/20	1,300	1,316
2.625% 1/31/19	25,103	25,362
3.691% 6/5/28 (i)	19,000	19,329
3.75% 2/25/26	15,000	15,480
5.95% 1/18/18	4,242	4,308
6.15% 4/1/18	3,466	3,553
Lazard Group LLC 4.25% 11/14/20	4,447	4,723
Moody's Corp.:
3.25% 1/15/28 (f)	2,803	2,826
4.875% 2/15/24	2,632	2,935
Morgan Stanley:
2.125% 4/25/18	16,388	16,435
2.5% 1/24/19	97,536	98,454
3.7% 10/23/24	10,237	10,664
4.875% 11/1/22	7,232	7,876
5.625% 9/23/19	453	486
5.95% 12/28/17	250	253
MSCI, Inc. 5.75% 8/15/25 (f)	870	946
Peachtree Corners Funding Trust 3.976% 2/15/25(f)	7,000	7,197
Thomson Reuters Corp. 3.85% 9/29/24	4,335	4,576
UBS AG Stamford Branch 2.375% 8/14/19	10,750	10,860
UBS Group Funding Ltd. 4.125% 9/24/25 (f)	7,279	7,721
		393,773
Consumer Finance - 0.7%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust 3.5% 5/26/22	2,254	2,316
Ally Financial, Inc.:
5.75% 11/20/25	8,715	9,410
6.25% 12/1/17	1,800	1,818
8% 12/31/18	11,545	12,353
8% 11/1/31	15,256	19,642
Capital One Financial Corp. 2.45% 4/24/19	4,470	4,503
Discover Financial Services:
3.85% 11/21/22	1,983	2,062
3.95% 11/6/24	15,000	15,502
5.2% 4/27/22	2,146	2,350
Ford Motor Credit Co. LLC:
2.375% 3/12/19	17,400	17,491
2.875% 10/1/18	8,500	8,585
5% 5/15/18	8,500	8,682
5.875% 8/2/21	10,438	11,664
General Motors Acceptance Corp. 8% 11/1/31	6,130	7,877
Hyundai Capital America:
2.125% 10/2/17 (f)	2,063	2,064
2.55% 2/6/19 (f)	5,366	5,388
2.875% 8/9/18 (f)	2,511	2,532
Navient Corp. 5.875% 10/25/24	7,190	7,265
SLM Corp.:
4.875% 6/17/19	5,955	6,156
5.5% 1/15/19	2,150	2,226
5.5% 1/25/23	3,410	3,444
6.125% 3/25/24	4,710	4,804
8% 3/25/20	5,930	6,545
Synchrony Financial:
3% 8/15/19	1,910	1,938
3.75% 8/15/21	7,084	7,322
4.25% 8/15/24	2,903	3,040
		176,979
Diversified Financial Services - 0.2%
Brixmor Operating Partnership LP:
3.25% 9/15/23	8,309	8,297
3.875% 8/15/22	3,136	3,243
4.125% 6/15/26	2,949	2,992
Chobani LLC/Finance Corp., Inc. 7.5% 4/15/25 (f)	3,340	3,632
Eagle Holding Co. II LLC 7.625% 5/15/22 pay-in-kind (f)(i)	810	837
Exela International LLC/Exela Financial, Inc. 10% 7/15/23 (f)	1,820	1,784
Grinding Media, Inc./MC Grinding Media Canada, Inc. 7.375% 12/15/23 (f)	1,110	1,193
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
4.875% 3/15/19	2,280	2,303
5.875% 2/1/22	2,725	2,803
6% 8/1/20	2,230	2,297
6.25% 2/1/22	860	887
6.75% 2/1/24	1,565	1,648
Inception Merger Sub, Inc./Rackspace Hosting, Inc. 8.625% 11/15/24 (f)	5,380	5,710
j2 Cloud Services LLC/j2 Global Communications, Inc. 6% 7/15/25 (f)	1,150	1,186
Orchestra Borrower LLC/Orchestra Co.-Issuer, Inc. 6.75% 6/15/22 (f)	1,080	1,121
Radiate Holdco LLC/Radiate Financial Service Ltd. 6.625% 2/15/25 (f)	1,625	1,607
Solera LLC/Solera Finance, Inc.:
10.5% 3/1/24 (f)	3,080	3,507
10.5% 3/1/24 (f)	2,085	2,374
Tempo Acquisition LLC / Tempo 6.75% 6/1/25 (f)	1,550	1,585
Voya Financial, Inc. 3.125% 7/15/24	3,320	3,312
		52,318
Insurance - 0.5%
AIA Group Ltd. 2.25% 3/11/19 (f)	1,203	1,204
Alliant Holdings Co.-Issuer, Inc./Wayne Merger Sub LLC 8.25% 8/1/23 (f)	3,180	3,339
American International Group, Inc.:
3.3% 3/1/21	3,455	3,576
3.75% 7/10/25	11,144	11,577
4.875% 6/1/22	10,692	11,819
5.85% 1/16/18	12,000	12,177
Aon Corp. 5% 9/30/20	107	116
Great-West Life & Annuity Insurance Co. 3 month U.S. LIBOR + 2.538% 3.8522% 5/16/46 (f)(i)(j)	2,008	1,978
Hockey Merger Sub 2, Inc. 7.875% 10/1/21 (f)	1,675	1,741
Liberty Mutual Group, Inc.:
4.25% 6/15/23 (f)	2,655	2,864
5% 6/1/21 (f)	6,063	6,621
Marsh & McLennan Companies, Inc. 4.8% 7/15/21	3,441	3,760
Massachusetts Mutual Life Insurance Co. 4.5% 4/15/65 (f)	7,265	7,596
Metropolitan Life Global Funding I 1.875% 6/22/18 (f)	6,476	6,491
Northwestern Mutual Life Insurance Co. 6.063% 3/30/40 (f)	3,585	4,745
Pacific Life Insurance Co. 9.25% 6/15/39 (f)	3,048	5,029
Pacific LifeCorp:
5.125% 1/30/43 (f)	6,960	7,806
6% 2/10/20 (f)	9,150	9,935
Prudential Financial, Inc.:
2.3% 8/15/18	783	788
4.5% 11/16/21	1,461	1,594
7.375% 6/15/19	1,880	2,061
Teachers Insurance & Annuity Association of America 4.9% 9/15/44 (f)	6,853	7,780
TIAA Asset Management Finance LLC:
2.95% 11/1/19 (f)	1,569	1,595
4.125% 11/1/24 (f)	2,275	2,420
Unum Group:
3.875% 11/5/25	6,934	7,206
5.625% 9/15/20	2,879	3,157
5.75% 8/15/42	10,079	12,169
USIS Merger Sub, Inc. 6.875% 5/1/25 (f)	2,030	2,068
		143,212
Thrifts & Mortgage Finance - 0.1%
Prime Securities Services Borrower LLC/Prime Finance, Inc. 9.25% 5/15/23 (f)	16,530	18,266
TOTAL FINANCIALS		1,453,169
HEALTH CARE - 0.9%
Biotechnology - 0.0%
AbbVie, Inc. 3.6% 5/14/25	6,397	6,612
Health Care Providers & Services - 0.5%
Community Health Systems, Inc.:
6.25% 3/31/23	3,945	3,975
6.875% 2/1/22	7,985	6,618
DaVita HealthCare Partners, Inc.:
5% 5/1/25	2,315	2,347
5.75% 8/15/22	1,215	1,253
HCA Holdings, Inc.:
3.75% 3/15/19	9,592	9,760
4.25% 10/15/19	3,850	3,970
4.75% 5/1/23	305	322
5.375% 2/1/25	6,835	7,211
5.875% 3/15/22	365	404
5.875% 5/1/23	2,555	2,795
5.875% 2/15/26	5,470	5,901
6.25% 2/15/21	1,415	1,528
6.5% 2/15/20	13,898	15,135
7.5% 2/15/22	3,250	3,746
HealthSouth Corp.:
5.75% 11/1/24	5,295	5,454
5.75% 9/15/25	6,165	6,412
Medco Health Solutions, Inc. 4.125% 9/15/20	3,728	3,933
Sabra Health Care LP/Sabra Capital Corp. 5.5% 2/1/21	625	650
Tenet Healthcare Corp.:
4.625% 7/15/24 (f)	4,375	4,374
6.75% 6/15/23	16,410	16,280
7.5% 1/1/22 (f)	1,030	1,110
8% 8/1/20	2,001	2,030
8.125% 4/1/22	7,250	7,613
THC Escrow Corp. III:
5.125% 5/1/25 (f)	5,585	5,620
7% 8/1/25 (f)	3,085	3,022
Vizient, Inc. 10.375% 3/1/24 (f)	2,055	2,363
Wellcare Health Plans, Inc. 5.25% 4/1/25	1,405	1,472
WellPoint, Inc. 1.875% 1/15/18	161	161
		125,459
Health Care Technology - 0.0%
IMS Health, Inc. 5% 10/15/26 (f)	2,120	2,221
Life Sciences Tools & Services - 0.0%
Thermo Fisher Scientific, Inc. 2.4% 2/1/19	945	952
Pharmaceuticals - 0.4%
Actavis Funding SCS:
2.45% 6/15/19	3,241	3,271
3% 3/12/20	5,472	5,585
3.45% 3/15/22	9,527	9,898
Forest Laboratories, Inc. 4.375% 2/1/19 (f)	572	589
Mylan N.V.:
2.5% 6/7/19	5,474	5,492
3.15% 6/15/21	7,274	7,377
3.95% 6/15/26	3,535	3,601
Perrigo Finance PLC:
3.5% 12/15/21	569	590
3.9% 12/15/24	2,011	2,073
Teva Pharmaceutical Finance Netherlands III BV:
2.2% 7/21/21	5,133	4,885
2.8% 7/21/23	3,674	3,462
3.15% 10/1/26	4,374	4,003
Valeant Pharmaceuticals International, Inc.:
5.375% 3/15/20 (f)	11,665	11,519
5.5% 3/1/23 (f)	3,325	2,793
5.875% 5/15/23 (f)	12,280	10,469
6.125% 4/15/25 (f)	7,825	6,602
7% 3/15/24 (f)	4,430	4,701
7.5% 7/15/21 (f)	4,035	3,959
Zoetis, Inc. 1.875% 2/1/18	898	898
		91,767
TOTAL HEALTH CARE		227,011
INDUSTRIALS - 0.6%
Aerospace & Defense - 0.1%
BAE Systems Holdings, Inc. 6.375% 6/1/19 (f)	3,650	3,923
DAE Funding LLC:
4.5% 8/1/22 (f)	1,210	1,234
5% 8/1/24 (f)	1,665	1,702
		6,859
Airlines - 0.0%
Continental Airlines, Inc.:
pass-thru trust certificates:
8.388% 11/1/20	0	0
9.798% 4/1/21	1,379	1,514
6.125% 4/29/18	415	424
6.648% 9/15/17	141	141
6.9% 1/2/18	43	44
U.S. Airways pass-thru trust certificates:
6.85% 1/30/18	253	259
8.36% 1/20/19	227	227
		2,609
Building Products - 0.1%
Builders FirstSource, Inc.:
5.625% 9/1/24 (f)	3,265	3,412
10.75% 8/15/23 (f)	5,000	5,713
GCP Applied Technologies, Inc. 9.5% 2/1/23 (f)	1,800	2,025
HD Supply, Inc. 5.75% 4/15/24 (f)	3,090	3,314
HMAN Finance Sub Corp. 6.375% 7/15/22 (f)	510	488
Shea Homes Ltd. Partnership/Corp.:
5.875% 4/1/23 (f)	1,195	1,223
6.125% 4/1/25 (f)	835	860
USG Corp. 4.875% 6/1/27 (f)	465	477
		17,512
Commercial Services & Supplies - 0.2%
APX Group, Inc.:
7.625% 9/1/23 (f)	4,035	4,085
7.875% 12/1/22	14,305	15,521
8.75% 12/1/20	23,130	23,824
CD&R Waterworks Merger Sub LLC 6.125% 8/15/25 (f)	655	668
Cenveo Corp. 6% 8/1/19 (f)	730	600
Covanta Holding Corp.:
5.875% 3/1/24	2,865	2,869
6.375% 10/1/22	3,265	3,355
Harland Clarke Holdings Corp. 8.375% 8/15/22 (f)	1,215	1,299
LBC Tank Terminals Holding Netherlands BV 6.875% 5/15/23 (f)	1,180	1,239
Prime Security One MS, Inc. 4.875% 7/15/32 (f)	3,050	2,825
Ritchie Brothers Auctioneers, Inc. 5.375% 1/15/25 (f)	545	567
Tervita Escrow Corp. 7.625% 12/1/21 (f)	945	950
		57,802
Construction & Engineering - 0.0%
Blueline Rental Finance Corp./Blueline Rental LLC 9.25% 3/15/24 (f)	1,205	1,316
Machinery - 0.0%
Herc Rentals, Inc.:
7.5% 6/1/22 (f)	1,125	1,232
7.75% 6/1/24 (f)	1,124	1,231
Ingersoll-Rand Luxembourg Finance SA 2.625% 5/1/20	1,481	1,501
		3,964
Marine - 0.0%
Navios Maritime Acquisition Corp./Navios Acquisition Finance U.S., Inc. 8.125% 11/15/21 (f)	2,090	1,729
Navios Maritime Holdings, Inc.:
7.375% 1/15/22 (f)	3,065	2,490
8.125% 2/15/19	975	914
Navios South American Logistics, Inc./Navios Logistics Finance U.S., Inc. 7.25% 5/1/22 (f)	700	683
		5,816
Professional Services - 0.0%
FTI Consulting, Inc. 6% 11/15/22	2,405	2,489
Road & Rail - 0.0%
Jurassic Holdings III, Inc. 6.875% 2/15/21 (Reg. S) (f)	1,245	1,015
Trading Companies & Distributors - 0.2%
Air Lease Corp.:
2.125% 1/15/18	2,759	2,763
2.125% 1/15/20	10,000	10,008
2.625% 9/4/18	6,100	6,150
3.375% 6/1/21	3,689	3,805
3.75% 2/1/22	6,505	6,837
3.875% 4/1/21	5,301	5,551
4.25% 9/15/24	4,566	4,841
4.75% 3/1/20	4,617	4,905
Ashtead Capital, Inc.:
4.125% 8/15/25 (f)	1,205	1,236
4.375% 8/15/27 (f)	1,270	1,295
5.625% 10/1/24 (f)	1,825	1,955
International Lease Finance Corp. 7.125% 9/1/18 (f)	5,560	5,838
United Rentals North America, Inc.:
4.625% 7/15/23	1,220	1,274
5.5% 5/15/27	1,310	1,389
		57,847
TOTAL INDUSTRIALS		157,229
INFORMATION TECHNOLOGY - 0.3%
Communications Equipment - 0.0%
Brocade Communications Systems, Inc. 4.625% 1/15/23	140	143
Hughes Satellite Systems Corp. 6.5% 6/15/19	5,408	5,793
		5,936
Electronic Equipment & Components - 0.1%
Anixter International, Inc. 5.625% 5/1/19	705	739
Diamond 1 Finance Corp./Diamond 2 Finance Corp.:
3.48% 6/1/19 (f)	13,573	13,872
5.875% 6/15/21 (f)	1,790	1,877
7.125% 6/15/24 (f)	1,740	1,927
Sanmina Corp. 4.375% 6/1/19 (f)	1,295	1,331
Tyco Electronics Group SA:
2.375% 12/17/18	1,087	1,093
6.55% 10/1/17	815	818
		21,657
Internet Software & Services - 0.1%
Balboa Merger Sub, Inc. 11.375% 12/1/21 (f)	9,335	10,222
CyrusOne LP/CyrusOne Finance Corp.:
5% 3/15/24 (f)	485	507
5.375% 3/15/27 (f)	415	439
		11,168
IT Services - 0.0%
Ceridian HCM Holding, Inc. 11% 3/15/21 (f)	3,625	3,838
Semiconductors & Semiconductor Equipment - 0.0%
Entegris, Inc. 6% 4/1/22 (f)	365	381
Micron Technology, Inc.:
5.25% 1/15/24 (f)	2,494	2,594
5.5% 2/1/25	1,695	1,790
Sensata Technologies UK Financing Co. PLC 6.25% 2/15/26 (f)	2,675	2,922
		7,687
Software - 0.1%
Activision Blizzard, Inc. 6.125% 9/15/23 (f)	1,255	1,349
Greeneden U.S. Holdings II LLC 10% 11/30/24 (f)	4,995	5,682
Open Text Corp. 5.875% 6/1/26 (f)	5,700	6,177
Parametric Technology Corp. 6% 5/15/24	585	626
Veritas U.S., Inc./Veritas Bermuda Ltd. 10.5% 2/1/24 (f)	11,045	11,846
		25,680
Technology Hardware, Storage & Peripherals - 0.0%
Hewlett Packard Enterprise Co. 6.35% 10/15/45 (i)	1,047	1,112
Western Digital Corp. 10.5% 4/1/24	2,750	3,266
		4,378
TOTAL INFORMATION TECHNOLOGY		80,344
MATERIALS - 0.3%
Chemicals - 0.1%
Evolution Escrow Issuer LLC 7.5% 3/15/22 (f)	4,388	4,596
Momentive Performance Materials, Inc. 3.88% 10/24/21	4,960	4,972
MPM Escrow LLC/MPM Finance Escrow Corp. 8.875% 10/15/20 (b)(h)	3,680	0
NOVA Chemicals Corp.:
4.875% 6/1/24 (f)	1,835	1,835
5.25% 6/1/27 (f)	1,860	1,855
Platform Specialty Products Corp. 6.5% 2/1/22 (f)	4,355	4,518
The Chemours Co. LLC:
5.375% 5/15/27	715	745
6.625% 5/15/23	1,260	1,337
7% 5/15/25	825	910
Tronox Finance LLC 6.375% 8/15/20	2,645	2,688
		23,456
Construction Materials - 0.0%
BMC East LLC 5.5% 10/1/24 (f)	1,380	1,439
Containers & Packaging - 0.0%
ARD Finance SA 7.125% 9/15/23 pay-in-kind	1,615	1,712
Ardagh Packaging Finance PLC/Ardagh MP Holdings U.S.A., Inc.:
6% 2/15/25 (f)	3,030	3,227
7.25% 5/15/24 (f)	3,410	3,762
Flex Acquisition Co., Inc. 6.875% 1/15/25 (f)	810	842
Sealed Air Corp. 6.5% 12/1/20 (f)	1,065	1,188
		10,731
Metals & Mining - 0.2%
BHP Billiton Financial (U.S.A.) Ltd.:
6.25% 10/19/75 (f)(i)	2,727	2,990
6.75% 10/19/75 (f)(i)	6,773	7,857
Big River Steel LLC/BRS Finance Corp. 7.25% 9/1/25 (f)	1,270	1,330
Bluescope Steel Ltd./Bluescope Steel Finance 6.5% 5/15/21 (f)	585	616
Corporacion Nacional del Cobre de Chile (Codelco):
3.625% 8/1/27 (f)	1,966	1,991
4.5% 8/13/23 (Reg. S)	8,600	9,353
4.5% 8/1/47 (f)	1,995	2,048
First Quantum Minerals Ltd.:
7% 2/15/21 (f)	2,255	2,321
7.25% 5/15/22 (f)	1,015	1,043
7.25% 4/1/23 (f)	1,705	1,752
7.5% 4/1/25 (f)	5,835	5,974
FMG Resources (August 2006) Pty Ltd. 4.75% 5/15/22 (f)	1,140	1,177
Freeport-McMoRan, Inc.:
6.5% 11/15/20	395	404
6.625% 5/1/21	395	405
6.75% 2/1/22	3,225	3,378
6.875% 2/15/23	6,818	7,389
Joseph T Ryerson & Son, Inc. 11% 5/15/22 (f)	1,085	1,227
Murray Energy Corp. 11.25% 4/15/21 (f)	5,040	2,923
New Gold, Inc. 6.25% 11/15/22 (f)	615	638
Novelis Corp. 5.875% 9/30/26 (f)	2,150	2,241
Walter Energy, Inc. 9.5% 10/15/19 (b)(f)(h)	800	0
		57,057
TOTAL MATERIALS		92,683
REAL ESTATE - 1.1%
Equity Real Estate Investment Trusts (REITs) - 0.7%
Alexandria Real Estate Equities, Inc.:
2.75% 1/15/20	1,148	1,161
4.6% 4/1/22	2,000	2,151
American Campus Communities Operating Partnership LP 3.75% 4/15/23	1,587	1,650
American Tower Corp. 2.8% 6/1/20	6,000	6,112
AvalonBay Communities, Inc. 3.625% 10/1/20	2,452	2,556
Camden Property Trust 2.95% 12/15/22	2,154	2,172
CommonWealth REIT 5.875% 9/15/20	991	1,061
Corporate Office Properties LP:
3.6% 5/15/23	5,166	5,201
3.7% 6/15/21	3,614	3,723
5% 7/1/25	3,069	3,311
5.25% 2/15/24	3,576	3,886
CTR Partnership LP/CareTrust Capital Corp. 5.25% 6/1/25	2,585	2,669
DDR Corp.:
3.625% 2/1/25	3,618	3,536
3.9% 8/15/24	875	886
4.25% 2/1/26	2,564	2,588
4.625% 7/15/22	3,877	4,104
Duke Realty LP:
3.25% 6/30/26	1,061	1,065
3.625% 4/15/23	2,844	2,957
3.75% 12/1/24	2,012	2,105
3.875% 10/15/22	4,799	5,074
4.375% 6/15/22	3,202	3,439
Equinix, Inc. 5.375% 5/15/27	1,410	1,518
Equity One, Inc. 3.75% 11/15/22	7,300	7,587
Federal Realty Investment Trust 5.9% 4/1/20	1,379	1,509
HCP, Inc.:
3.15% 8/1/22	8,000	8,169
3.875% 8/15/24	11,000	11,471
Health Care REIT, Inc.:
2.25% 3/15/18	12,327	12,348
4% 6/1/25	4,568	4,818
4.125% 4/1/19	11,300	11,635
4.7% 9/15/17	744	745
Lexington Corporate Properties Trust 4.4% 6/15/24	1,905	1,935
MPT Operating Partnership LP/MPT Finance Corp.:
5.25% 8/1/26	710	737
6.375% 3/1/24	1,545	1,678
Omega Healthcare Investors, Inc.:
4.375% 8/1/23	8,734	9,124
4.5% 1/15/25	3,358	3,452
4.5% 4/1/27	21,587	21,915
4.75% 1/15/28	7,767	7,908
4.95% 4/1/24	1,785	1,894
5.25% 1/15/26	7,807	8,378
Retail Opportunity Investments Partnership LP:
4% 12/15/24	1,250	1,223
5% 12/15/23	980	1,028
WP Carey, Inc. 4% 2/1/25	7,547	7,715
		188,194
Real Estate Management & Development - 0.4%
Brandywine Operating Partnership LP:
3.95% 2/15/23	7,297	7,464
4.1% 10/1/24	5,444	5,533
4.55% 10/1/29	5,773	5,948
4.95% 4/15/18	4,256	4,327
Digital Realty Trust LP:
3.4% 10/1/20	6,817	7,056
3.95% 7/1/22	4,464	4,737
4.75% 10/1/25	4,899	5,342
5.25% 3/15/21	2,876	3,140
Howard Hughes Corp. 5.375% 3/15/25 (f)	3,040	3,042
Kennedy-Wilson, Inc. 5.875% 4/1/24	795	817
Liberty Property LP:
3.25% 10/1/26	2,723	2,695
3.375% 6/15/23	2,951	3,018
4.125% 6/15/22	2,746	2,909
4.75% 10/1/20	6,595	7,026
Mack-Cali Realty LP:
2.5% 12/15/17	4,037	4,041
3.15% 5/15/23	6,708	6,402
4.5% 4/18/22	1,689	1,739
Mattamy Group Corp. 6.875% 12/15/23 (f)	660	672
Mid-America Apartments LP 4% 11/15/25	1,682	1,768
Post Apartment Homes LP 3.375% 12/1/22	1,196	1,231
Realogy Group LLC/Realogy Co.-Issuer Corp. 4.5% 4/15/19 (f)	1,760	1,813
Tanger Properties LP:
3.125% 9/1/26	3,612	3,435
3.75% 12/1/24	3,781	3,846
3.875% 12/1/23	2,341	2,408
3.875% 7/15/27	9,215	9,261
Ventas Realty LP:
3.125% 6/15/23	1,874	1,894
3.5% 2/1/25	2,295	2,331
4.125% 1/15/26	2,088	2,197
4.375% 2/1/45	1,098	1,108
Ventas Realty LP/Ventas Capital Corp.:
2% 2/15/18	3,611	3,615
4% 4/30/19	1,771	1,822
Weekley Homes LLC/Weekley Finance Corp. 6% 2/1/23	510	497
		113,134
TOTAL REAL ESTATE		301,328
TELECOMMUNICATION SERVICES - 0.9%
Diversified Telecommunication Services - 0.5%
Altice Financing SA:
6.5% 1/15/22 (f)	2,300	2,392
6.625% 2/15/23 (f)	2,620	2,771
7.5% 5/15/26 (f)	3,625	3,970
Altice Finco SA:
7.625% 2/15/25 (f)	4,785	5,054
8.125% 1/15/24 (f)	574	620
AT&T, Inc.:
2.45% 6/30/20	4,383	4,420
3.6% 2/17/23	9,655	9,949
BellSouth Capital Funding Corp. 7.875% 2/15/30	68	91
C&W Senior Financing Designated Activity Co. 6.875% 9/15/27 (f)	1,715	1,779
CenturyLink, Inc. 6.15% 9/15/19	3,331	3,514
GCI, Inc. 6.875% 4/15/25	1,350	1,445
Level 3 Communications, Inc. 5.75% 12/1/22	1,295	1,331
Level 3 Financing, Inc.:
5.375% 8/15/22	2,110	2,171
6.125% 1/15/21	1,405	1,439
Sable International Finance Ltd. 6.875% 8/1/22 (f)	1,160	1,248
SFR Group SA:
6% 5/15/22 (f)	2,675	2,819
6.25% 5/15/24 (f)	660	695
7.375% 5/1/26 (f)	5,945	6,421
Sprint Capital Corp.:
6.9% 5/1/19	3,975	4,254
8.75% 3/15/32	6,395	7,930
Verizon Communications, Inc.:
2.625% 2/21/20	4,697	4,793
4.5% 9/15/20	38,502	41,301
5.012% 4/15/49	4,497	4,516
5.012% 8/21/54	19,396	19,070
		133,993
Wireless Telecommunication Services - 0.4%
Intelsat Jackson Holdings SA:
8% 2/15/24 (f)	5,660	6,093
9.75% 7/15/25 (f)	2,160	2,198
Neptune Finco Corp.:
6.625% 10/15/25 (f)	1,460	1,599
10.125% 1/15/23 (f)	7,200	8,341
10.875% 10/15/25 (f)	3,767	4,633
Sprint Communications, Inc.:
6% 11/15/22	13,720	14,595
9% 11/15/18 (f)	6,595	7,123
Sprint Corp.:
7.125% 6/15/24	3,105	3,416
7.25% 9/15/21	2,830	3,120
7.625% 2/15/25	775	876
7.875% 9/15/23	6,615	7,558
T-Mobile U.S.A., Inc.:
6% 3/1/23	2,590	2,729
6% 4/15/24	2,980	3,170
6.5% 1/15/24	7,235	7,723
6.5% 1/15/26	2,425	2,686
6.625% 4/1/23	15,005	15,812
6.836% 4/28/23	385	407
		92,079
TOTAL TELECOMMUNICATION SERVICES		226,072
UTILITIES - 1.1%
Electric Utilities - 0.5%
Duquesne Light Holdings, Inc.:
5.9% 12/1/21 (f)	3,934	4,457
6.4% 9/15/20 (f)	10,769	12,069
Edison International 3.75% 9/15/17	3,355	3,357
Eversource Energy 1.45% 5/1/18	1,511	1,510
Exelon Corp. 3.95% 6/15/25	5,966	6,298
FirstEnergy Corp.:
4.25% 3/15/23	23,348	24,776
7.375% 11/15/31	16,161	21,811
FirstEnergy Solutions Corp. 6.05% 8/15/21	9,830	4,497
InterGen NV 7% 6/30/23 (f)	9,950	9,751
IPALCO Enterprises, Inc.:
3.45% 7/15/20	10,457	10,562
3.7% 9/1/24 (f)	2,490	2,511
LG&E and KU Energy LLC 3.75% 11/15/20	745	779
Nevada Power Co.:
6.5% 5/15/18	5,100	5,268
6.5% 8/1/18	1,191	1,243
NRG Yield Operating LLC 5% 9/15/26	3,065	3,134
NSG Holdings II LLC/NSG Holdings, Inc. 7.75% 12/15/25 (f)	4,238	4,566
NV Energy, Inc. 6.25% 11/15/20	1,666	1,874
Pennsylvania Electric Co. 6.05% 9/1/17	450	450
PG&E Corp. 2.4% 3/1/19	791	796
Progress Energy, Inc. 4.4% 1/15/21	336	358
RJS Power Holdings LLC 4.625% 7/15/19 (f)(i)	380	373
TECO Finance, Inc. 5.15% 3/15/20	2,029	2,167
West Penn Power Co. 5.95% 12/15/17 (f)	10,500	10,616
		133,223
Gas Utilities - 0.0%
Southern Natural Gas Co./Southern Natural Issuing Corp. 4.4% 6/15/21	1,753	1,853
Texas Eastern Transmission LP 6% 9/15/17 (f)	948	949
		2,802
Independent Power and Renewable Electricity Producers - 0.5%
Calpine Corp.:
5.25% 6/1/26 (f)	6,000	5,880
5.375% 1/15/23	1,475	1,403
5.75% 1/15/25	635	582
6% 1/15/22 (f)	1,115	1,150
Dolphin Subsidiary II, Inc. 7.25% 10/15/21	5,485	5,965
Dynegy, Inc.:
5.875% 6/1/23	2,460	2,442
7.375% 11/1/22	5,230	5,413
7.625% 11/1/24	8,985	9,266
8% 1/15/25 (f)	1,435	1,476
8.125% 1/30/26 (f)	4,175	4,311
Emera U.S. Finance LP:
2.15% 6/15/19	1,742	1,745
2.7% 6/15/21	1,715	1,733
3.55% 6/15/26	2,743	2,795
Energy Future Intermediate Holding Co. LLC/Energy Future Intermediate Holding Finance, Inc.:
11% 10/1/21 (h)	11,999	17,129
12.25% 3/1/22 (f)(h)(i)	15,373	23,520
NRG Energy, Inc.:
6.625% 3/15/23	5,775	5,977
6.625% 1/15/27	4,390	4,610
Pattern Energy Group, Inc. 5.875% 2/1/24 (f)	855	896
PPL Energy Supply LLC 6.5% 6/1/25	850	621
TerraForm Power Operating LLC:
6.375% 2/1/23 (f)(i)	11,585	11,990
6.625% 6/15/25 (f)(i)	1,200	1,272
The AES Corp. 5.125% 9/1/27	1,280	1,302
		111,478
Multi-Utilities - 0.1%
Dominion Resources, Inc.:
3 month U.S. LIBOR + 2.300% 3.5964% 9/30/66 (i)(j)	19,347	17,739
3 month U.S. LIBOR + 2.825% 4.1214% 6/30/66 (i)(j)	2,474	2,397
NiSource Finance Corp. 6.8% 1/15/19	416	443
Puget Energy, Inc. 6% 9/1/21	691	780
Sempra Energy 6% 10/15/39	5,386	6,952
Wisconsin Energy Corp. 3 month U.S. LIBOR + 2.113% 3.4275% 5/15/67 (i)(j)	3,876	3,750
		32,061
TOTAL UTILITIES		279,564

TOTAL NONCONVERTIBLE BONDS		4,023,969

TOTAL CORPORATE BONDS
(Cost $3,864,153)		4,026,872

U.S. Government and Government Agency Obligations - 5.8%
U.S. Treasury Inflation-Protected Obligations - 0.9%
U.S. Treasury Inflation-Indexed Bonds:
1% 2/15/46	$81,558	$84,026
1.375% 2/15/44	74,053	82,901
U.S. Treasury Inflation-Indexed Notes 0.625% 1/15/26	77,318	79,141

TOTAL U.S. TREASURY INFLATION-PROTECTED OBLIGATIONS		246,068

U.S. Treasury Obligations - 4.9%
U.S. Treasury Bonds:
3% 11/15/45	272,391	287,394
3% 2/15/47	2,445	2,580
U.S. Treasury Notes:
1.25% 10/31/21	353,961	348,569
1.625% 5/15/26	68,148	65,672
1.75% 6/30/22	169,099	169,409
1.875% 8/31/24	25,888	25,761
2% 9/30/20	159,238	161,813
2% 5/31/24	19,064	19,153
2% 8/15/25	154,514	154,158
2.125% 7/31/24	23,033	23,304
2.25% 1/31/24	17,805	18,189

TOTAL U.S. TREASURY OBLIGATIONS		1,276,002

TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $1,511,905)		1,522,070

U.S. Government Agency - Mortgage Securities - 0.3%
Fannie Mae - 0.1%
12 month U.S. LIBOR + 1.553% 3.338% 6/1/36 (i)(j)	66	68
12 month U.S. LIBOR + 1.900% 3.606% 7/1/37 (i)(j)	133	139
2.5% 1/1/43 to 4/1/43	819	807
3% 7/1/31 to 9/1/46	9,518	9,657
3.5% 10/1/28 to 1/1/47	5,641	5,920
4% 11/1/31 to 2/1/47	2,792	2,974
4.5% 11/1/19 to 8/1/44	5,094	5,491
5% 6/1/39 to 10/1/41	2,929	3,222
5.5% 4/1/39	104	117
6% 7/1/35 to 8/1/37	1,704	1,942
6.5% 7/1/32 to 8/1/36	302	349

TOTAL FANNIE MAE		30,686

Freddie Mac - 0.2%
6 month U.S. LIBOR + 2.755% 4.096% 10/1/35 (i)(j)	86	92
3% 2/1/31 to 6/1/31	2,336	2,416
3.5% 6/1/32 to 5/1/46	14,591	15,212
4% 9/1/40 to 2/1/46	9,514	10,106
4.5% 3/1/41 to 4/1/41	4,553	4,927
5% 3/1/19 to 7/1/41	1,603	1,753
5.5% 1/1/38 to 6/1/41	4,673	5,200
6% 7/1/37 to 8/1/37	135	155
6.5% 3/1/36	1,157	1,339

TOTAL FREDDIE MAC		41,200

Ginnie Mae - 0.0%
4% 8/15/39 to 5/15/43	3,215	3,438
4.5% 4/20/41	1,394	1,508
5% 2/15/39 to 5/15/39	385	425
5.5% 12/15/38 to 9/15/39	543	613

TOTAL GINNIE MAE		5,984

TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES
(Cost $77,052)		77,870

Asset-Backed Securities - 0.2%
Accredited Mortgage Loan Trust Series 2005-1 Class M1, 1 month U.S. LIBOR + 0.705% 1.9394% 4/25/35 (i)(j)	$504	$497
ACE Securities Corp. Home Equity Loan Trust Series 2004-HE1 Class M2, 1 month U.S. LIBOR + 1.650% 2.8844% 3/25/34 (i)(j)	144	143
Ameriquest Mortgage Securities, Inc. pass-thru certificates:
Series 2003-10 Class M1, 1 month U.S. LIBOR + 1.050% 2.2844% 12/25/33 (i)(j)	26	25
Series 2004-R2 Class M3, 1 month U.S. LIBOR + 0.825% 2.0594% 4/25/34 (i)(j)	68	61
Argent Securities, Inc. pass-thru certificates:
Series 2003-W7 Class A2, 1 month U.S. LIBOR + 0.780% 2.0144% 3/25/34 (i)(j)	36	34
Series 2004-W11 Class M2, 1 month U.S. LIBOR + 1.050% 2.2844% 11/25/34 (i)(j)	351	349
Series 2004-W7 Class M1, 1 month U.S. LIBOR + 0.825% 2.0594% 5/25/34 (i)(j)	869	834
Series 2006-W4 Class A2C, 1 month U.S. LIBOR + 0.160% 1.3944% 5/25/36 (i)(j)	825	320
Asset Backed Securities Corp. Home Equity Loan Trust:
Series 2004-HE2 Class M1, 1 month U.S. LIBOR + 0.825% 2.0594% 4/25/34 (i)(j)	1,050	985
Series 2006-HE2 Class M1, 1 month U.S. LIBOR + 0.370% 1.6044% 3/25/36 (i)(j)	13	5
Blackbird Capital Aircraft Series 2016-1A:
Class A, 4.213% 12/16/41 (f)	12,985	13,454
Class AA, 2.487% 12/16/41 (f)	3,159	3,178
Capital Auto Receivables Asset Trust Series 2016-1 Class A3, 1.73% 4/20/20	7,803	7,810
Carrington Mortgage Loan Trust Series 2007-RFC1 Class A3, 1 month U.S. LIBOR + 0.140% 1.3744% 12/25/36 (i)(j)	1,368	1,139
Countrywide Home Loans, Inc.:
Series 2004-3 Class M4, 1 month U.S. LIBOR + 1.455% 2.6894% 4/25/34 (i)(j)	40	37
Series 2004-4 Class M2, 1 month U.S. LIBOR + 0.795% 2.0294% 6/25/34 (i)(j)	60	59
Series 2004-7 Class AF5, 5.868% 1/25/35	583	591
Credit Suisse First Boston Mortgage Securities Corp.:
Series 2003-2 Class M1, 1 month U.S. LIBOR + 1.320% 2.5544% 8/25/33 (i)(j)	147	145
Series 2003-3 Class M1, 1 month U.S. LIBOR + 1.290% 2.5244% 8/25/33 (i)(j)	260	253
Series 2003-5 Class A2, 1 month U.S. LIBOR + 0.700%1.9322% 12/25/33 (i)(j)	25	24
Fannie Mae Series 2004-T5 Class AB3, 1 month U.S. LIBOR + 0.392% 1.9452% 5/28/35 (i)(j)	30	28
Fieldstone Mortgage Investment Corp. Series 2004-3 Class M5, 1 month U.S. LIBOR + 2.175% 3.4094% 8/25/34 (i)(j)	165	160
First Franklin Mortgage Loan Trust Series 2004-FF2 Class M3, 1 month U.S. LIBOR + 0.825% 2.0594% 3/25/34 (i)(j)	2	2
Fremont Home Loan Trust Series 2005-A:
Class M3, 1 month U.S. LIBOR + 0.735% 1.9694% 1/25/35 (i)(j)	720	704
Class M4, 1 month U.S. LIBOR + 1.020% 2.2544% 1/25/35 (i)(j)	264	154
GCO Education Loan Funding Master Trust II Series 2007-1A Class C1L, 3 month U.S. LIBOR + 0.380% 1.6972% 2/25/47 (f)(i)(j)	983	930
GE Business Loan Trust Series 2006-2A:
Class A, 1 month U.S. LIBOR + 0.180% 1.4089% 11/15/34 (f)(i)(j)	255	247
Class B, 1 month U.S. LIBOR + 0.280% 1.5067% 11/15/34 (f)(i)(j)	92	86
Class C, 1 month U.S. LIBOR + 0.380% 1.6067% 11/15/34 (f)(i)(j)	153	142
Class D, 1 month U.S. LIBOR + 0.750% 1.9767% 11/15/34 (f)(i)(j)	58	53
HSI Asset Securitization Corp. Trust Series 2007-HE1 Class 2A3, 1 month U.S. LIBOR + 0.190% 1.4244% 1/25/37 (i)(j)	1,095	779
Keycorp Student Loan Trust Series 2006-A Class 2C, 3 month U.S. LIBOR + 1.150% 2.4433% 3/27/42 (i)(j)	2,016	1,392
MASTR Asset Backed Securities Trust Series 2007-HE1 Class M1, 1 month U.S. LIBOR + 0.300% 1.5344% 5/25/37 (i)(j)	209	63
Meritage Mortgage Loan Trust Series 2004-1 Class M1, 1 month U.S. LIBOR + 0.750% 1.9844% 7/25/34 (i)(j)	61	58
Merrill Lynch Mortgage Investors Trust:
Series 2003-OPT1 Class M1, 1 month U.S. LIBOR + 0.975% 2.2094% 7/25/34 (i)(j)	93	90
Series 2006-FM1 Class A2B, 1 month U.S. LIBOR + 0.110% 1.3444% 4/25/37 (i)(j)	2	1
Series 2006-OPT1 Class A1A, 1 month U.S. LIBOR + 0.520% 1.7544% 6/25/35 (i)(j)	842	816
Morgan Stanley ABS Capital I Trust:
Series 2004-HE6 Class A2, 1 month U.S. LIBOR + 0.680% 1.9144% 8/25/34 (i)(j)	44	39
Series 2005-NC1 Class M1, 1 month U.S. LIBOR + 0.660% 1.8944% 1/25/35 (i)(j)	93	90
Series 2005-NC2 Class B1, 1 month U.S. LIBOR + 1.755% 2.9894% 3/25/35 (i)(j)	95	3
New Century Home Equity Loan Trust Series 2005-4 Class M2, 1 month U.S. LIBOR + 0.510% 1.7444% 9/25/35 (i)(j)	1,083	1,062
Park Place Securities, Inc.:
Series 2004-WCW1:
Class M3, 1 month U.S. LIBOR + 1.875% 3.1072% 9/25/34 (i)(j)	364	360
Class M4, 1 month U.S. LIBOR + 2.175% 3.4072% 9/25/34 (i)(j)	519	418
Series 2005-WCH1 Class M4, 1 month U.S. LIBOR + 1.245% 2.4794% 1/25/36 (i)(j)	1,120	1,103
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-HE1 Class A, 1 month U.S. LIBOR + 0.800% 2.0344% 4/25/33 (i)(j)	4	4
Saxon Asset Securities Trust Series 2004-1 Class M1, 1 month U.S. LIBOR + 0.795% 2.0294% 3/25/35 (i)(j)	366	359
SLM Private Credit Student Loan Trust Series 2004-A Class C, 3 month U.S. LIBOR + 0.950% 2.1956% 6/15/33 (i)(j)	138	138
Structured Asset Investment Loan Trust Series 2004-8 Class M5, 1 month U.S. LIBOR + 1.725% 2.9594% 9/25/34 (i)(j)	25	23
Terwin Mortgage Trust Series 2003-4HE Class A1, 1 month U.S. LIBOR + 0.860% 2.0944% 9/25/34 (i)(j)	22	21
Trapeza CDO XII Ltd./Trapeza CDO XII, Inc. Series 2007-12A Class B, 3 month U.S. LIBOR + 0.560% 1.7098% 4/6/42 (b)(f)(i)(j)	1,467	741
TOTAL ASSET-BACKED SECURITIES
(Cost $33,586)		40,009

Collateralized Mortgage Obligations - 0.0%
Private Sponsor - 0.0%
Bear Stearns ALT-A Trust floater Series 2005-1 Class A1, 1 month U.S. LIBOR + 0.560% 1.7944% 1/25/35 (i)(j)	420	424
First Horizon Mortgage pass-thru Trust Series 2004-AR5 Class 2A1, 3.1125% 10/25/34 (i)	231	232
JPMorgan Mortgage Trust sequential payer Series 2006-A5 Class 3A5, 3.4234% 8/25/36 (i)	584	560
Merrill Lynch Alternative Note Asset Trust floater Series 2007-OAR1 Class A1, 1 month U.S. LIBOR + 0.170% 1.3861% 2/25/37 (i)(j)	286	279
Opteum Mortgage Acceptance Corp. floater Series 2005-3 Class APT, 1 month U.S. LIBOR + 0.290% 1.5244% 7/25/35 (i)(j)	354	349
RESI Finance LP/RESI Finance DE Corp. floater Series 2003-B:
Class B5, 1 month U.S. LIBOR + 2.350% 3.5744% 6/10/35 (f)(i)(j)	157	112
Class B6, 1 month U.S. LIBOR + 2.850% 4.0744% 6/10/35 (f)(i)(j)	34	19
Sequoia Mortgage Trust floater Series 2004-6 Class A3B, 6 month U.S. LIBOR + 0.880% 2.3127% 7/20/34 (i)(j)	15	14
Structured Asset Securities Corp. Series 2003-15A Class 4A, 3.368% 4/25/33 (i)	35	35
TBW Mortgage-Backed pass-thru certificates floater Series 2006-4 Class A3, 1 month U.S. LIBOR + 0.200% 1.4344% 9/25/36 (i)(j)	230	229
Thornburg Mortgage Securities Trust floater Series 2003-4 Class A1, 1 month U.S. LIBOR + 0.640% 1.8744% 9/25/43 (i)(j)	1,285	1,241

TOTAL PRIVATE SPONSOR		3,494

U.S. Government Agency - 0.0%
Ginnie Mae guaranteed REMIC pass-thru certificates sequential payer Series 2013-H06 Class HA, 1.65% 1/20/63 (k)	7,029	7,006
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $9,915)		10,500

Commercial Mortgage Securities - 0.2%
Asset Securitization Corp. Series 1997-D5 Class PS1, 1.6895% 2/14/43 (i)(l)	30	0
Bayview Commercial Asset Trust:
floater:
Series 2003-2 Class M1, 1 month U.S. LIBOR + 0.850% 2.5094% 12/25/33 (f)(i)(j)	16	15
Series 2005-3A:
Class A2, 1 month U.S. LIBOR + 0.400% 1.6344% 11/25/35 (f)(i)(j)	166	154
Class M1, 1 month U.S. LIBOR + 0.440% 1.6744% 11/25/35 (f)(i)(j)	22	19
Class M2, 1 month U.S. LIBOR + 0.490% 1.7244% 11/25/35 (f)(i)(j)	28	23
Class M3, 1 month U.S. LIBOR + 0.510% 1.7444% 11/25/35 (f)(i)(j)	25	20
Class M4, 1 month U.S. LIBOR + 0.600% 1.8344% 11/25/35 (f)(i)(j)	31	24
Series 2005-4A:
Class A2, 1 month U.S. LIBOR + 0.390% 1.6244% 1/25/36 (f)(i)(j)	438	406
Class B1, 1 month U.S. LIBOR + 1.400% 2.6344% 1/25/36 (f)(i)(j)	20	16
Class M1, 1 month U.S. LIBOR + 0.450% 1.6844% 1/25/36 (f)(i)(j)	141	131
Class M2, 1 month U.S. LIBOR + 0.470% 1.7044% 1/25/36 (f)(i)(j)	42	38
Class M3, 1 month U.S. LIBOR + 0.500% 1.7344% 1/25/36 (f)(i)(j)	62	51
Class M4, 1 month U.S. LIBOR + 0.610% 1.8444% 1/25/36 (f)(i)(j)	34	31
Class M5, 1 month U.S. LIBOR + 0.650% 1.8844% 1/25/36 (f)(i)(j)	34	26
Class M6, 1 month U.S. LIBOR + 0.700% 1.9344% 1/25/36 (f)(i)(j)	36	28
Series 2006-1:
Class A2, 1 month U.S. LIBOR + 0.360% 1.5944% 4/25/36 (f)(i)(j)	65	60
Class M1, 1 month U.S. LIBOR + 0.380% 1.6144% 4/25/36 (f)(i)(j)	23	20
Class M2, 1 month U.S. LIBOR + 0.400% 1.6344% 4/25/36 (f)(i)(j)	25	21
Class M3, 1 month U.S. LIBOR + 0.420% 1.6544% 4/25/36 (f)(i)(j)	21	18
Class M4, 1 month U.S. LIBOR + 0.520% 1.7544% 4/25/36 (f)(i)(j)	12	10
Class M5, 1 month U.S. LIBOR + 0.560% 1.7944% 4/25/36 (f)(i)(j)	12	10
Class M6, 1 month U.S. LIBOR + 0.640% 1.8744% 4/25/36 (f)(i)(j)	23	19
Series 2006-2A:
Class M1, 1 month U.S. LIBOR + 0.310% 1.5444% 7/25/36 (f)(i)(j)	56	49
Class M2, 1 month U.S. LIBOR + 0.330% 1.5644% 7/25/36 (f)(i)(j)	39	35
Class M3, 1 month U.S. LIBOR + 0.350% 1.5844% 7/25/36 (f)(i)(j)	32	29
Class M4, 1 month U.S. LIBOR + 0.420% 1.6544% 7/25/36 (f)(i)(j)	22	19
Class M5, 1 month U.S. LIBOR + 0.470% 1.7044% 7/25/36 (f)(i)(j)	27	24
Series 2006-3A Class M4, 1 month U.S. LIBOR + 0.430% 1.6644% 10/25/36 (f)(i)(j)	19	15
Series 2006-4A:
Class A2, 1 month U.S. LIBOR + 0.270% 1.5044% 12/25/36 (f)(i)(j)	1,270	1,169
Class M1, 1 month U.S. LIBOR + 0.290% 1.5244% 12/25/36 (f)(i)(j)	84	65
Class M2, 1 month U.S. LIBOR + 0.310% 1.5444% 12/25/36 (f)(i)(j)	56	43
Class M3, 1 month U.S. LIBOR + 0.340% 1.5744% 12/25/36 (f)(i)(j)	57	32
Series 2007-1 Class A2, 1 month U.S. LIBOR + 0.270% 1.5044% 3/25/37 (f)(i)(j)	257	228
Series 2007-2A:
Class A1, 1 month U.S. LIBOR + 0.270% 1.4861% 7/25/37 (f)(i)(j)	267	252
Class A2, 1 month U.S. LIBOR + 0.320% 1.5361% 7/25/37 (f)(i)(j)	250	230
Class M1, 1 month U.S. LIBOR + 0.370% 1.5861% 7/25/37 (f)(i)(j)	88	70
Class M2, 1 month U.S. LIBOR + 0.410% 1.6261% 7/25/37 (f)(i)(j)	48	38
Class M3, 1 month U.S. LIBOR + 0.490% 1.7061% 7/25/37 (f)(i)(j)	38	31
Series 2007-3:
Class A2, 1 month U.S. LIBOR + 0.290% 1.5061% 7/25/37 (f)(i)(j)	265	247
Class M1, 1 month U.S. LIBOR + 0.310% 1.5261% 7/25/37 (f)(i)(j)	53	47
Class M2, 1 month U.S. LIBOR + 0.340% 1.5561% 7/25/37 (f)(i)(j)	56	50
Class M3, 1 month U.S. LIBOR + 0.370% 1.5861% 7/25/37 (f)(i)(j)	88	67
Class M4, 1 month U.S. LIBOR + 0.500% 1.7161% 7/25/37 (f)(i)(j)	139	95
Class M5, 1 month U.S. LIBOR + 0.600% 1.8161% 7/25/37 (f)(i)(j)	53	29
Series 2007-4A Class M1, 1 month U.S. LIBOR + 0.950% 2.1844% 9/25/37 (f)(i)(j)	7	2
Series 2004-1, Class IO, 1.25% 4/25/34 (f)(l)	550	19
Series 2006-3A, Class IO, 0% 10/25/36 (b)(f)(i)(l)	11,979	0
Bear Stearns Commercial Mortgage Securities Trust sequential payer Series 2007-PW18 Class A4, 5.7% 6/11/50	1,584	1,586
CGBAM Commercial Mortgage Trust Series 2015-SMRT Class D, 3.768% 4/10/28 (f)(i)	1,100	1,120
CSMC Series 2015-TOWN:
Class B, 1 month U.S. LIBOR + 1.900% 3.1256% 3/15/28 (f)(i)(j)	1,198	1,198
Class C, 1 month U.S. LIBOR + 2.250% 3.4756% 3/15/28 (f)(i)(j)	1,167	1,167
Class D, 1 month U.S. LIBOR + 3.200% 4.4256% 3/15/28 (f)(i)(j)	1,766	1,766
GAHR Commercial Mortgage Trust Series 2015-NRF:
Class BFX, 3.3822% 12/15/34 (f)(i)	6,410	6,562
Class CFX, 3.3822% 12/15/34 (f)(i)	5,380	5,490
Class DFX, 3.3822% 12/15/34 (f)(i)	4,559	4,621
LB-UBS Commercial Mortgage Trust Series 2007-C7 Class A3, 5.866% 9/15/45	384	384
Merrill Lynch Mortgage Trust Series 2008-C1 Class A4, 5.69% 2/12/51	326	326
MSCG Trust Series 2016-SNR:
Class A, 3.348% 11/15/34 (f)(i)	7,357	7,432
Class B, 4.181% 11/15/34 (f)	2,596	2,642
Class C, 5.205% 11/15/34 (f)	1,821	1,879
Wachovia Bank Commercial Mortgage Trust Series 2007-C30:
Class C, 5.483% 12/15/43 (i)	2,736	2,718
Class D, 5.513% 12/15/43 (i)	1,459	1,384
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $42,090)		44,300

Municipal Securities - 0.5%
California Gen. Oblig.:
Series 2009, 7.35% 11/1/39	$1,095	$1,634
7.5% 4/1/34	7,195	10,605
7.55% 4/1/39	10,865	16,898
Chicago Gen. Oblig.:
(Taxable Proj.):
Series 2008 B, 5.63% 1/1/22	1,170	1,197
Series 2010 C1, 7.781% 1/1/35	6,325	7,474
Series 2014 B, 6.314% 1/1/44	10,630	11,396
6.05% 1/1/29	400	418
Illinois Gen. Oblig.:
Series 2003:
4.35% 6/1/18	1,354	1,370
4.95% 6/1/23	1,700	1,768
5.1% 6/1/33	7,730	7,767
Series 2010-1, 6.63% 2/1/35	25,440	28,074
Series 2010-3:
5.547% 4/1/19	155	160
6.725% 4/1/35	11,505	12,661
7.35% 7/1/35	4,495	5,183
Series 2010-5, 6.2% 7/1/21	1,532	1,624
Series 2011:
5.665% 3/1/18	8,840	8,986
5.877% 3/1/19	19,390	20,179
Series 2013, 4% 12/1/20	6,040	6,132
TOTAL MUNICIPAL SECURITIES
(Cost $136,498)		143,526

Bank Loan Obligations - 0.3%
CONSUMER DISCRETIONARY - 0.1%
Auto Components - 0.0%
Chassix, Inc. term loan 12% 7/29/19 (b)	$91	$91
Diversified Consumer Services - 0.0%
KUEHG Corp. Tranche B, term loan 3 month U.S. LIBOR + 8.250% 9.5139% 8/22/25 (i)(j)	2,230	2,219
Laureate Education, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.500% 5.7389% 4/26/24 (i)(j)	1,803	1,810
		4,029
Internet & Direct Marketing Retail - 0.0%
Bass Pro Shops LLC. Tranche B, term loan 3 month U.S. LIBOR + 5.000% 6.2964% 12/16/23 (i)(j)	3,735	3,532
Media - 0.1%
Cengage Learning, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.250% 5.4806% 6/7/23 (i)(j)	854	793
Liberty Cablevision of Puerto Rico Tranche 2LN, term loan 3 month U.S. LIBOR + 6.750% 8.0536% 7/7/23 (i)(j)	227	226
Univision Communications, Inc. Tranche C 5LN, term loan 3 month U.S. LIBOR + 2.750% 3.9839% 3/15/24 (i)(j)	713	707
WideOpenWest Finance LLC Tranche B, term loan 3 month U.S. LIBOR + 3.250% 4.4783% 8/19/23 (i)(j)	5,570	5,555
		7,281

TOTAL CONSUMER DISCRETIONARY		14,933

ENERGY - 0.1%
Energy Equipment & Services - 0.0%
FTS International, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.750% 5.9889% 4/16/21 (i)(j)	510	457
Pacific Drilling SA Tranche B, term loan 3 month U.S. LIBOR + 3.500% 4.75% 6/3/18 (i)(j)	370	124
Seadrill Operating LP Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4.2964% 2/21/21 (i)(j)	2,811	1,807
		2,388
Oil, Gas & Consumable Fuels - 0.1%
American Energy-Marcellus LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.250% 5.3387% 8/4/20 (h)(i)(j)	1,582	1,049
Arctic LNG Carriers Ltd. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.500% 5.7339% 5/18/23 (i)(j)	6,120	6,151
Bcp Raptor LLC Tranche B, term loan 3 month U.S. LIBOR + 4.250% 5.5072% 6/22/24 (i)(j)	1,295	1,303
California Resources Corp. Tranche 1LN, term loan 3 month U.S. LIBOR + 10.375% 11.6033% 12/31/21 (i)(j)	6,180	6,540
Chesapeake Energy Corp. Tranche 1LN, term loan 3 month U.S. LIBOR + 7.500% 8.8144% 8/23/21 (i)(j)	5,945	6,312
Chief Exploration & Development, LLC. Tranche 2LN, term loan 3 month U.S. LIBOR + 6.500% 7.9324% 5/16/21 (i)(j)	7,642	7,423
Gavilan Resources LLC Tranche 2LN, term loan 3 month U.S. LIBOR + 6.000% 7.2306% 3/1/24 (i)(j)	1,610	1,515
		30,293

TOTAL ENERGY		32,681

FINANCIALS - 0.0%
Diversified Financial Services - 0.0%
Cabazon Finance Authority term loan 11% 3/7/24 (b)	2,535	2,391
Insurance - 0.0%
Alliant Holdings Intermediate LLC Tranche B, term loan 3 month U.S. LIBOR + 3.250% 4.5639% 8/14/22 (i)(j)	65	65
Asurion LLC term loan 3 month U.S. LIBOR + 6.000% 7.2389% 8/4/25 (i)(j)	460	469
USI, Inc. Tranche, term loan 3 month U.S. LIBOR + 3.000% 4.3142% 5/16/24 (i)(j)	460	457
		991
Real Estate Management & Development - 0.0%
DTZ U.S. Borrower LLC Tranche 2LN, term loan 3 month U.S. LIBOR + 8.250% 9.5611% 11/4/22 (i)(j)	45	45

TOTAL FINANCIALS		3,427

HEALTH CARE - 0.0%
Health Care Providers & Services - 0.0%
U.S. Renal Care, Inc.:
Tranche 2LN, term loan 3 month U.S. LIBOR + 8.000% 9.2964% 12/31/23 (i)(j)	2,375	2,316
Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.250% 5.5464% 12/31/22 (i)(j)	2,866	2,798
		5,114
INDUSTRIALS - 0.0%
Commercial Services & Supplies - 0.0%
Brand Energy & Infrastructure Services, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.250% 5.5217% 6/21/24 (i)(j)	5,475	5,488
Thomson Reuters IP&S Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 4.7339% 10/3/23 (i)(j)	536	538
		6,026
INFORMATION TECHNOLOGY - 0.1%
Software - 0.1%
Compuware Corp. term loan 3 month U.S. LIBOR + 8.250% 9.55% 12/15/22 (i)(j)	1,234	1,246
Kronos, Inc. term loan 3 month U.S. LIBOR + 8.250% 9.5606% 11/1/24 (i)(j)	3,520	3,634
Renaissance Learning, Inc.:
Tranche 1LN, term loan 3 month U.S. LIBOR + 3.750% 5.0464% 4/9/21 (i)(j)	567	571
Tranche 2LN, term loan 3 month U.S. LIBOR + 7.000% 8.2964% 4/9/22 (i)(j)	6,908	6,908
		12,359
MATERIALS - 0.0%
Chemicals - 0.0%
American Rock Salt Co. LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.9839% 5/20/21 (i)(j)	1,386	1,384
Containers & Packaging - 0.0%
Anchor Glass Container Corp. Tranche B, term loan 3 month U.S. LIBOR + 2.750% 4.0106% 12/7/23 (i)(j)	1,871	1,874
Caraustar Industries, Inc. Tranche B, term loan 3 month U.S. LIBOR + 5.500% 6.7964% 3/14/22 (i)(j)	254	252
Consolidated Container Co. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 4.7389% 5/22/24 (i)(j)	270	271
		2,397
Metals & Mining - 0.0%
Murray Energy Corp. Tranche B 2LN, term loan 3 month U.S. LIBOR + 7.250% 8.5464% 4/16/20 (i)(j)	1,157	1,056

TOTAL MATERIALS		4,837

TELECOMMUNICATION SERVICES - 0.0%
Diversified Telecommunication Services - 0.0%
Sable International Finance Ltd. Tranche B, term loan 3 month U.S. LIBOR + 3.500% 4.7339% 1/31/25 (i)(j)	4,675	4,647
Wireless Telecommunication Services - 0.0%
Intelsat Jackson Holdings SA Tranche B 2LN, term loan 3 month U.S. LIBOR + 2.750% 4.0003% 6/30/19 (i)(j)	6,645	6,615

TOTAL TELECOMMUNICATION SERVICES		11,262

TOTAL BANK LOAN OBLIGATIONS
(Cost $90,409)		90,639

Bank Notes - 0.3%
Capital One NA:
1.65% 2/5/18	$6,500	$6,498
2.95% 7/23/21	7,402	7,525
Discover Bank:
(Delaware) 3.2% 8/9/21	9,037	9,274
3.1% 6/4/20	8,635	8,847
8.7% 11/18/19	532	600
RBS Citizens NA 2.5% 3/14/19	4,029	4,065
Regions Bank 7.5% 5/15/18	11,552	11,998
UBS AG Stamford Branch 1.8% 3/26/18	9,485	9,501
Wachovia Bank NA 6% 11/15/17	7,010	7,071
TOTAL BANK NOTES
(Cost $64,526)		65,379

Preferred Securities - 0.3%
FINANCIALS - 0.3%
Banks - 0.3%
Bank of America Corp. 6.1% (i)(m)	$1,680	$1,888
Barclays Bank PLC 7.625% 11/21/22	7,765	9,085
Citigroup, Inc.:
5.35% (i)(m)	8,020	8,458
5.95% (i)(m)	5,000	5,292
5.95% (i)(m)	1,325	1,435
Credit Agricole SA:
6.625% (f)(i)(m)	12,820	13,366
7.875% (f)(i)(m)	2,225	2,531
8.125% (f)(i)(m)	5,740	6,891
JPMorgan Chase & Co. 6% (i)(m)	11,680	12,703
Royal Bank of Scotland Group PLC:
7.5% (i)(m)	2,245	2,397
8.625% (i)(m)	2,380	2,671
Standard Chartered PLC 7.5% (f)(i)(m)	3,195	3,559
		70,276
Capital Markets - 0.0%
Goldman Sachs Group, Inc. 5.375% (i)(m)	4,850	5,125
TOTAL PREFERRED SECURITIES
(Cost $ 69,645)		75,401
	Shares	Value (000s)

Fixed-Income Funds - 5.3%
Fidelity Mortgage Backed Securities Central Fund (n)
(Cost $1,347,440)	12,865,839	1,399,390

Other - 0.0%
Other - 0.0%
Tribune Co. Claim (a)(b)
(Cost $11)	11,092	11

Money Market Funds - 1.1%
Fidelity Cash Central Fund, 1.11% (o)	261,844,955	261,897
Fidelity Securities Lending Cash Central Fund 1.11% (o)(p)	17,315,652	17,317
TOTAL MONEY MARKET FUNDS
(Cost $279,213)		279,214
TOTAL INVESTMENT IN SECURITIES - 99.8%
(Cost $20,012,379)		26,264,284
NET OTHER ASSETS (LIABILITIES) - 0.2%		64,880
NET ASSETS - 100%		$26,329,164

Security Type Abbreviations

ELS – Equity-Linked Security

Values shown as $0 may reflect amounts less than $500.

Legend

 (a) Non-income producing

 (b) Level 3 instrument

 (c) Security or a portion of the security is on loan at period end.

 (d) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $569,828,000 or 2.2% of net assets.

 (e) Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.

 (f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,118,700,000 or 4.2% of net assets.

 (g) A portion of the security sold on a delayed delivery basis.

 (h) Non-income producing - Security is in default.

 (i) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (j) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (k) Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.

 (l) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

 (m) Security is perpetual in nature with no stated maturity date.

 (n) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

 (o) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

 (p) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost (000s)
Atom Tickets LLC	8/15/17	$15,000
Blu Homes, Inc. Series A, 5.00%	6/10/13	$5,000
Corindus Vascular Robotics, Inc.	9/12/14	$12,500
Deem, Inc.	9/19/13	$8,065
Get Heal, Inc. Series B	11/7/16	$2,597
Jello Labs, Inc. Series C	12/22/16	$17,000
Moda Operandi, Inc. Series E	12/18/14	$20,000
Mulberry Health, Inc. Series A8	1/20/16	$20,000
Ovation Acquisition I LLC	12/23/15	$4
Peloton Interactive, Inc. Series E	3/31/17	$10,000
Rent the Runway, Inc. Series E	12/22/16	$30,000
Roku, Inc. Series F, 8.00%	5/7/13	$5,000
Space Exploration Technologies Corp. Series H	8/4/17	$7,009
Spotify Technology SA	11/14/12	$15,028
The Honest Co., Inc. Series D	8/3/15	$9,000
Tory Burch LLC Class A	5/14/15	$50,000
Tory Burch LLC Class B	12/31/12	17,505
TulCo LLC	8/24/17	$9,520
Uber Technologies, Inc. Series D, 8.00%	6/6/14	$25,000
Vice Holding, Inc.	8/3/12 - 7/18/14	$61,641
WME Entertainment Parent, LLC Class A	4/13/16 - 8/16/16	$50,000
WP Rocket Holdings, Inc.	6/24/11 - 2/2/15	$3,024

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$2,176
Fidelity Mortgage Backed Securities Central Fund	37,486
Fidelity Securities Lending Cash Central Fund	450
Total	$40,112

Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:

Fund (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Mortgage Backed Securities Central Fund	$1,450,362	$47,537	$72,200	$(1,459)	$(24,850)	$1,399,390	20.9%
Total	$1,450,362	$47,537	$72,200	$(1,459)	$(24,850)	$1,399,390

Other Affiliated Issuers

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:

Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Corindus Vascular Robotics, Inc.	$1,539	$--	$--	$--	$--	$974	$--
Corindus Vascular Robotics, Inc.	5,850	--	--	--	--	3,700	--
Total	$7,389	$--	$--	$--	$--	$4,674	$--

Investment Valuation

The following is a summary of the inputs used, as of August 31, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
Equities:
Consumer Discretionary	$2,859,092	$2,456,115	$--	$402,977
Consumer Staples	954,032	786,859	167,173	--
Energy	1,060,803	1,058,403	2,391	9
Financials	2,924,938	2,881,657	43,281	--
Health Care	2,596,392	2,566,381	9,352	20,659
Industrials	1,665,100	1,648,513	--	16,587
Information Technology	5,145,562	4,993,743	--	151,819
Materials	718,647	718,647	--	--
Real Estate	273,052	273,052	--	--
Telecommunication Services	77,875	77,875	--	--
Utilities	213,610	210,772	2,838	--
Corporate Bonds	4,026,872	--	4,026,872	--
U.S. Government and Government Agency Obligations	1,522,070	--	1,522,070	--
U.S. Government Agency - Mortgage Securities	77,870	--	77,870	--
Asset-Backed Securities	40,009	--	39,268	741
Collateralized Mortgage Obligations	10,500	--	10,500	--
Commercial Mortgage Securities	44,300	--	44,300	--
Municipal Securities	143,526	--	143,526	--
Bank Loan Obligations	90,639	--	88,157	2,482
Bank Notes	65,379	--	65,379	--
Preferred Securities	75,401	--	75,401	--
Fixed-Income Funds	1,399,390	1,399,390	--	--
Other	11	--	--	11
Money Market Funds	279,214	279,214	--	--
Total Investments in Securities:	$26,264,284	$19,350,621	$6,318,378	$595,285

The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:

(Amounts in thousands)
Investments in Securities:
Equities - Consumer Discretionary
Beginning Balance	$272,555
Net Realized Gain (Loss) on Investment Securities	(19,619)
Net Unrealized Gain (Loss) on Investment Securities	111,198
Cost of Purchases	40,000
Proceeds of Sales	(1,157)
Amortization/Accretion	--
Transfers into Level 3	--
Transfers out of Level 3	--
Ending Balance	$402,977
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at August 31, 2017	$91,577
Other Investments in Securities
Beginning Balance	$189,489
Net Realized Gain (Loss) on Investment Securities	6,528
Net Unrealized Gain (Loss) on Investment Securities	(32,298)
Cost of Purchases	53,517
Proceeds of Sales	(22,387)
Amortization/Accretion	16
Transfers into Level 3	--
Transfers out of Level 3	(2,557)
Ending Balance	$192,308
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at August 31, 2017	$(36,081)

The information used in the above reconciliations represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliations are included in Net Gain (Loss) on the Fund's Statement of Operations.

Other Information

The composition of credit quality ratings as a percentage of Total Net Assets is as follows (Unaudited):

U.S. Government and U.S. Government Agency Obligations	11.8%
AAA,AA,A	2.4%
BBB	7.8%
BB	2.9%
B	2.1%
CCC,CC,C	1.6%
Not Rated	0.3%
Equities	70.2%
Short-Term Investments and Net Other Assets	0.9%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	87.7%
Canada	2.1%
Ireland	1.8%
Netherlands	1.7%
United Kingdom	1.2%
Others (Individually Less Than 1%)	5.5%
100.0%

The information in the above tables is based on the combined investments of the fund and its pro-rata share of the investments of Fidelity's Fixed-Income Central Funds

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)		August 31, 2017
Assets
Investment in securities, at value (including securities loaned of $17,059) — See accompanying schedule: Unaffiliated issuers (cost $18,385,726)	$24,585,680
Fidelity Central Funds (cost $1,626,653)	1,678,604
Total Investment in Securities (cost $20,012,379)		$26,264,284
Cash		30
Restricted cash		176
Receivable for investments sold
Regular delivery		107,791
Delayed delivery		10,533
Receivable for fund shares sold		10,855
Dividends receivable		31,344
Interest receivable		60,935
Distributions receivable from Fidelity Central Funds		351
Other receivables		2,868
Total assets		26,489,167
Liabilities
Payable for investments purchased	$94,411
Payable for fund shares redeemed	35,494
Accrued management fee	8,588
Other affiliated payables	2,712
Other payables and accrued expenses	1,479
Collateral on securities loaned	17,319
Total liabilities		160,003
Net Assets		$26,329,164
Net Assets consist of:
Paid in capital		$19,542,347
Undistributed net investment income		61,927
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		472,973
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		6,251,917
Net Assets		$26,329,164
Puritan:
Net Asset Value, offering price and redemption price per share ($20,131,536 ÷ 879,101 shares)		$22.90
Class K:
Net Asset Value, offering price and redemption price per share ($6,197,628 ÷ 270,797 shares)		$22.89

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

Amounts in thousands		Year ended August 31, 2017
Investment Income
Dividends		$293,954
Interest		247,607
Income from Fidelity Central Funds		40,112
Total income		581,673
Expenses
Management fee	$101,380
Transfer agent fees	30,041
Accounting and security lending fees	2,208
Custodian fees and expenses	282
Independent trustees' fees and expenses	105
Appreciation in deferred trustee compensation account	2
Registration fees	186
Audit	325
Legal	123
Interest	1
Miscellaneous	253
Total expenses before reductions	134,906
Expense reductions	(709)	134,197
Net investment income (loss)		447,476
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	854,991
Fidelity Central Funds	(1,301)
Foreign currency transactions	372
Futures contracts	(4,603)
Capital gain distributions from Fidelity Central Funds	2,475
Total net realized gain (loss)		851,934
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	1,778,138
Fidelity Central Funds	(24,850)
Other Affiliated issuers	4,674
Assets and liabilities in foreign currencies	31
Delayed delivery commitments	(1)
Total change in net unrealized appreciation (depreciation)		1,757,992
Net gain (loss)		2,609,926
Net increase (decrease) in net assets resulting from operations		$3,057,402

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

Amounts in thousands	Year ended August 31, 2017	Year ended August 31, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$447,476	$448,887
Net realized gain (loss)	851,934	197,202
Change in net unrealized appreciation (depreciation)	1,757,992	1,166,261
Net increase (decrease) in net assets resulting from operations	3,057,402	1,812,350
Distributions to shareholders from net investment income	(470,001)	(425,000)
Distributions to shareholders from net realized gain	(437,826)	(1,256,829)
Total distributions	(907,827)	(1,681,829)
Share transactions - net increase (decrease)	(1,583,535)	881,968
Total increase (decrease) in net assets	566,040	1,012,489
Net Assets
Beginning of period	25,763,124	24,750,635
End of period	$26,329,164	$25,763,124
Other Information
Undistributed net investment income end of period	$61,927	$107,963

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Puritan Fund

Years ended August 31,	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$21.07	$21.02	$22.91	$20.98	$19.53
Income from Investment Operations
Net investment income (loss)A	.37	.36	.47B	.36	.36
Net realized and unrealized gain (loss)	2.21	1.10	(.33)	3.60	1.79
Total from investment operations	2.58	1.46	.14	3.96	2.15
Distributions from net investment income	(.39)C	(.34)	(.46)	(.35)	(.35)
Distributions from net realized gain	(.36)C	(1.07)	(1.57)	(1.68)	(.35)
Total distributions	(.75)	(1.41)	(2.03)	(2.03)	(.70)
Net asset value, end of period	$22.90	$21.07	$21.02	$22.91	$20.98
Total ReturnD	12.64%	7.36%	.87%	20.17%	11.29%
Ratios to Average Net AssetsE,F
Expenses before reductions	.55%	.56%	.56%	.56%	.58%
Expenses net of fee waivers, if any	.55%	.56%	.56%	.56%	.58%
Expenses net of all reductions	.55%	.55%	.55%	.56%	.57%
Net investment income (loss)	1.73%	1.77%	2.13%B	1.68%	1.79%
Supplemental Data
Net assets, end of period (in millions)	$20,132	$19,754	$18,812	$18,351	$15,934
Portfolio turnover rateG	45%	36%	106%	160%	229%H

 A Calculated based on average shares outstanding during the period.

 B Net Investment income per share reflects a large, non-recurring dividend which amounted to $.13 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.55%.

 C The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .005%.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 H The portfolio turnover rate excludes liquidations and/ or redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Puritan Fund Class K

Years ended August 31,	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$21.06	$21.01	$22.90	$20.98	$19.52
Income from Investment Operations
Net investment income (loss)A	.39	.38	.49B	.39	.39
Net realized and unrealized gain (loss)	2.21	1.10	(.33)	3.58	1.79
Total from investment operations	2.60	1.48	.16	3.97	2.18
Distributions from net investment income	(.41)C	(.36)	(.48)	(.37)	(.37)
Distributions from net realized gain	(.36)C	(1.07)	(1.57)	(1.68)	(.35)
Total distributions	(.77)	(1.43)	(2.05)	(2.05)	(.72)
Net asset value, end of period	$22.89	$21.06	$21.01	$22.90	$20.98
Total ReturnD	12.76%	7.48%	.96%	20.25%	11.48%
Ratios to Average Net AssetsE,F
Expenses before reductions	.46%	.46%	.46%	.46%	.47%
Expenses net of fee waivers, if any	.46%	.46%	.46%	.46%	.47%
Expenses net of all reductions	.45%	.46%	.46%	.46%	.46%
Net investment income (loss)	1.82%	1.86%	2.23%B	1.78%	1.90%
Supplemental Data
Net assets, end of period (in millions)	$6,198	$6,009	$5,939	$6,162	$5,230
Portfolio turnover rateG	45%	36%	106%	160%	229%H

 A Calculated based on average shares outstanding during the period.

 B Net Investment income per share reflects a large, non-recurring dividend which amounted to $.13 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.65%.

 C The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .005%.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 H The portfolio turnover rate excludes liquidations and/ or redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended August 31, 2017
(Amounts in thousands except percentages)

1. Organization.

Fidelity Puritan Fund (the Fund) is a fund of Fidelity Puritan Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Puritan and Class K shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the Fund. The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%. The following summarizes the Fund's investment in each non-money market Fidelity Central Fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio(a)
Fidelity Mortgage Backed Securities Central Fund	FIMM	Seeks a high level of income by normally investing in investment-grade mortgage-related securities and repurchase agreements for those securities.	Delayed Delivery & When Issued Securities Futures Swaps	Less than .005%

 (a) Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy. Equity securities, including restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach and the income approach and are categorized as Level 3 in the hierarchy. The market approach generally consists of using comparable market transactions while the income approach generally consists of using the net present value of estimated future cash flows, adjusted as appropriate for liquidity, credit, market and/or other risk factors.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank notes, bank loan obligations, municipal securities, preferred securities and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

The following provides information on Level 3 securities held by the Fund that were valued at period end based on unobservable inputs. These amounts exclude valuations provided by a broker.

Asset Type	Fair Value	Valuation Technique(s)	Unobservable Input	Amount or Range/Weighted Average	Impact to Valuation from an Increase in Input(a)
Corporate Bonds	$-	Recovery value	Recovery value	0.0%	Increase
Commercial Mortgage Securities	$-	Expected distribution	Recovery rate	0.0%	Increase
Asset-Backed Securities	$741	Discount cash flow	Yield	7.5%	Decrease
Equities	$592,051	Recovery value	Recovery value	0.0%	Increase
		Market approach	Parity price	$1.03	Increase
			Transaction price	$2.50 - $3,350 / $1,366.27	Increase
		Market comparable	Enterprise value/EBITDA multiple (EV/EBITDA)	4.0 - 6.9 / 6.9	Increase
			Enterprise value/Sales multiple (EV/S)	0.7 - 4.8 / 3.2	Increase
			Discount rate	8.0% - 75.0% / 37.9%	Decrease
			Discount for lack of marketability	10.0% - 20.0% / 15.1%	Decrease
			Liquidity preference	$0.00 - $70.93 / $57.34	Increase
			Premium rate	45.5% - 104.0% / 77.4%	Increase
		Broker quoted	Mid price	$23.75	Increase
			Strike price	$40.00 - $47.50 / $44.27	Increase
Bank Loan Oblig- ations	$2,391	Market comparable	Enterprise value/EBITDA multiple (EV/EBITDA)	6.5	Increase
			Discount for lack of marketability	15.0%	Decrease
Other	$11	Recovery value	Recovery value	1.0%	Increase

 (a) Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase in the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of August 31, 2017, as well as a roll forward of Level 3 investments, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Paid in Kind (PIK) income is recorded at the fair market value of the securities received. The principal amount on inflation-indexed securities is periodically adjusted to the rate of inflation and interest is accrued based on the principal amount. The adjustments to principal due to inflation are reflected as increases or decreases to Interest in the accompanying Statement of Operations. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of August 31, 2017, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences resulted in distribution reclassifications. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, market discount, contingent interest, deferred trustees compensation, partnerships (including allocations from Fidelity Central Funds), equity-debt classifications, short-term gain distributions from Underlying Funds, future transactions and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$6,700,829
Gross unrealized depreciation	(516,096)
Net unrealized appreciation (depreciation)	$6,184,733
Tax Cost	$20,079,551

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$45,459
Undistributed long-term capital gain	$557,966
Net unrealized appreciation (depreciation) on securities and other investments	$6,184,745

The tax character of distributions paid was as follows:

	August 31, 2017	August 31, 2016
Ordinary Income	$495,332	$ 431,190
Long-term Capital Gains	412,495	1,250,639
Total	$907,827	$ 1,681,829

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. The Fund invests in direct debt instruments which are interests in amounts owed to lenders by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate the Fund to supply additional cash to the borrower on demand. Loans may be acquired through assignment or participation. The Fund did not have any unfunded loan commitments, which are contractual obligations for future funding, at period end.

Consolidated Subsidiary. The Fund invests in certain investments through a wholly-owned subsidiary ("Subsidiary"), which may be subject to federal and state taxes upon disposition.

As of period end, the Fund held an investment of $132,879 in these Subsidiaries, representing .50% of the Fund's net assets. The financial statements have been consolidated and include accounts of the Fund and each Subsidiary. Accordingly, all inter-company transactions and balances have been eliminated.

Any cash held by the Subsidiaries is restricted as to its use and is presented as Restricted cash in the Statement of Assets and Liabilities.

New Accounting Pronouncement. In March 2017, the Financial Accounting Standards Board (FASB) issued an Accounting Standards Update (ASU), ASU 2017-08, which amends the amortization period for certain callable debt securities that are held at a premium. The amendment requires the premium to be amortized to the earliest call date. The amendments do not require an accounting change for securities held at a discount. The ASU is effective for annual periods beginning after December 15, 2018. Management is currently evaluating the potential impact of these changes to the financial statements.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is included in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end.

During the period the Fund recognized net realized gain (loss) of $(4,603) related to its investment in futures contracts. This amount is included in the Statement of Operations.

5. Purchases and Sales of Investments.

Purchases and sales of securities (including the Fixed-Income Central Funds), other than short-term securities and U.S. government securities, aggregated $8,031,241 and $10,333,854, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .15% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annual management fee rate was .40% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of Puritan, except for Class K. FIIOC receives an asset-based fee of Class K's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets
Puritan	$27,213.14
Class K	2,828.05
	$30,041

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $168 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$18,964	1.06%	$1

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

Other. During the period, the investment adviser reimbursed the Fund for certain losses in the amount of $220.

7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $83 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is maintained at the Fund's custodian and/or invested in cash equivalents and/or the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. The value of securities loaned to FCM at period end was $655. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Total security lending income during the period, presented in the Statement of Operations as a component of interest income, amounted to $353. Net income from the Fidelity Securities Lending Cash Central Fund during the period, presented in the Statement of Operations as a component of income from Fidelity Central Funds, amounted to $450 (including $11 from securities loaned to FCM).

9. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $460 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $23.

In addition, during the period the investment adviser reimbursed and/or waived a portion of fund-level operating expenses in the amount of $226.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Year ended August 31, 2017	Year ended August 31, 2016
From net investment income
Puritan	$354,958	$319,357
Class K	115,043	105,643
Total	$470,001	$425,000
From net realized gain
Puritan	$334,859	$955,970
Class K	102,967	300,859
Total	$437,826	$1,256,829

11. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Year ended August 31, 2017	Year ended August 31, 2016	Year ended August 31, 2017	Year ended August 31, 2016
Puritan
Shares sold	78,110	134,463	$1,679,995	$2,708,248
Reinvestment of distributions	31,195	60,339	653,242	1,211,956
Shares redeemed	(167,668)	(152,236)	(3,600,951)	(3,085,310)
Net increase (decrease)	(58,363)	42,566	$(1,267,714)	$834,894
Class K
Shares sold	35,138	40,423	$754,339	$815,415
Reinvestment of distributions	10,413	20,247	218,011	406,502
Shares redeemed	(60,050)	(57,995)	(1,288,171)	(1,174,843)
Net increase (decrease)	(14,499)	2,675	$(315,821)	$47,074

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Puritan Trust and Shareholders of Fidelity Puritan Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Puritan Fund (a fund of Fidelity Puritan Trust) as of August 31, 2017, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fidelity Puritan Fund’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of August 31, 2017 by correspondence with the custodians and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts
October 19, 2017

Trustees and Officers

The Trustees, Members of the Advisory Board (if any), and officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance.  Except for Jonathan Chiel, each of the Trustees oversees 190 funds. Mr. Chiel oversees 142 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust.  Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the fund is referred to herein as an Independent Trustee.  Each Independent Trustee shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs.  The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees.  Officers and Advisory Board Members hold office without limit in time, except that any officer or Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund’s Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Experience, Skills, Attributes, and Qualifications of the Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Board Structure and Oversight Function. James C. Curvey is an interested person and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Ned C. Lautenbach serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity® funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's high income and certain equity funds, and other Boards oversee Fidelity's investment-grade bond, money market, asset allocation, and sector funds. The asset allocation funds may invest in Fidelity® funds overseen by the fund's Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity® funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity® funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks.  The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above.  Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates, and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees.  While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations, Audit, and Compliance Committees.  In addition, the Independent Trustees have worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board.  For example, a working group comprised of Independent Trustees and FMR has worked and continues to work to review the Fidelity® funds' valuation-related activities, reporting and risk management.  Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of Fidelity's risk management program for the Fidelity® funds.  The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Trustees."

Interested Trustees*:

Correspondence intended for a Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Jonathan Chiel (1957)

Year of Election or Appointment: 2016

Trustee

Mr. Chiel also serves as Trustee of other Fidelity funds. Mr. Chiel is Executive Vice President and General Counsel for FMR LLC (diversified financial services company, 2012-present). Previously, Mr. Chiel served as general counsel (2004-2012) and senior vice president and deputy general counsel (2000-2004) for John Hancock Financial Services; a partner with Choate, Hall & Stewart (1996-2000) (law firm); and an Assistant United States Attorney for the United States Attorney’s Office of the District of Massachusetts (1986-95), including Chief of the Criminal Division (1993-1995). Mr. Chiel is a director on the boards of the Boston Bar Foundation and the Maimonides School.

James C. Curvey (1935)

Year of Election or Appointment: 2007

Trustee

Chairman of the Board of Trustees

Mr. Curvey also serves as Trustee of other Fidelity® funds. Mr. Curvey is a Director of Fidelity Research & Analysis Co. (investment adviser firm, 2009-present), and Vice Chairman (2007-present) and Director of FMR LLC (diversified financial services company). In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the board of Artis-Naples, Naples, Florida, and as a Trustee for Brewster Academy, Wolfeboro, New Hampshire. Previously, Mr. Curvey served as a Director of Fidelity Investments Money Management, Inc. (investment adviser firm, 2009-2014) and a Director of FMR and FMR Co., Inc. (investment adviser firms, 2007-2014).

Charles S. Morrison (1960)

Year of Election or Appointment: 2014

Trustee

Mr. Morrison also serves as Trustee of other funds. He serves as President of Fidelity Management & Research Company (FMR) (investment adviser firm, 2016-present), a Director of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2014-present), Director of Fidelity SelectCo, LLC (investment adviser firm, 2014-present), President, Asset Management (2014-present), and is an employee of Fidelity Investments. Previously, Mr. Morrison served as Vice President of Fidelity's Fixed Income and Asset Allocation Funds (2012-2014), President, Fixed Income (2011-2014), Vice President of Fidelity's Money Market Funds (2005-2009), President, Money Market Group Leader of FMR (investment adviser firm, 2009), and Senior Vice President, Money Market Group of FMR (2004-2009). Mr. Morrison also served as Vice President of Fidelity's Bond Funds (2002-2005), certain Balanced Funds (2002-2005), and certain Asset Allocation Funds (2002-2007), and as Senior Vice President (2002-2005) of Fidelity's Bond Division.

 * Determined to be an “Interested Trustee” by virtue of, among other things, his or her affiliation with the trust or various entities under common control with FMR.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Independent Trustees:

Correspondence intended for an Independent Trustee may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Dennis J. Dirks (1948)

Year of Election or Appointment: 2005

Trustee

Mr. Dirks also serves as Trustee of other Fidelity® funds. Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) and President and Board member of the National Securities Clearing Corporation (NSCC). In addition, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation, Chief Executive Officer and Board member of the Mortgage-Backed Securities Clearing Corporation, as a Trustee and a member of the Finance Committee of Manhattan College (2005-2008), as a Trustee and a member of the Finance Committee of AHRC of Nassau County (2006-2008), as a member of the Independent Directors Council (IDC) Governing Council (2010-2015), and as a member of the Board of Directors for The Brookville Center for Children’s Services, Inc. (2009-2017). Mr. Dirks is a member of the Finance Committee (2016-present) and Board of Directors (2017-present) of the Asolo Repertory Theatre.

Alan J. Lacy (1953)

Year of Election or Appointment: 2008

Trustee

Mr. Lacy also serves as Trustee of other Fidelity® funds. Mr. Lacy serves as a Director of Bristol-Myers Squibb Company (global pharmaceuticals, 2008-present). He is a Trustee of the California Chapter of The Nature Conservancy (2015-present) and a Director of the Center for Advanced Study in the Behavioral Sciences at Stanford University (2015-present). In addition, Mr. Lacy served as Senior Adviser (2007-2014) of Oak Hill Capital Partners, L.P. (private equity) and also served as Chief Executive Officer (2005) and Vice Chairman (2005-2006) of Sears Holdings Corporation (retail) and Chief Executive Officer and Chairman of the Board of Sears, Roebuck and Co. (retail, 2000-2005). Previously, Mr. Lacy served as Chairman (2014-2017) and a member (2010-2017) of the Board of Directors of Dave & Buster’s Entertainment, Inc. (restaurant and entertainment complexes), as Chairman (2008-2011) and a member (2006-2015) of the Board of Trustees of the National Parks Conservation Association, and as a member of the Board of Directors for The Hillman Companies, Inc. (hardware wholesalers, 2010-2014), Earth Fare, Inc. (retail grocery, 2010-2014), and The Western Union Company (global money transfer, 2006-2011).

Ned C. Lautenbach (1944)

Year of Election or Appointment: 2000

Trustee

Chairman of the Independent Trustees

Mr. Lautenbach also serves as Trustee of other Fidelity® funds. Mr. Lautenbach currently serves as the Lead Director of the Eaton Corporation Board of Directors (diversified industrial, 1997-present). Mr. Lautenbach is Chairman of the Board of Directors of Artis-Naples in Naples, Florida (2012-present), a member of the Council on Foreign Relations (1994-present), and currently Vice Chair of the Board of Governors, State University System of Florida (2013-present). Previously, Mr. Lautenbach was a Partner and Advisory Partner at Clayton, Dubilier & Rice, LLC (private equity investment, 1998-2010), as well as a Director of Sony Corporation (2006-2007). Mr. Lautenbach also had a 30-year career with IBM (technology company) during which time he served as Senior Vice President and a member of the Corporate Executive Committee (1968-1998).

Joseph Mauriello (1944)

Year of Election or Appointment: 2008

Trustee

Mr. Mauriello also serves as Trustee of other Fidelity® funds. Prior to his retirement in January 2006, Mr. Mauriello served in numerous senior management positions including Deputy Chairman and Chief Operating Officer (2004-2005), and Vice Chairman of Financial Services (2002-2004) of KPMG LLP US (professional services, 1965-2005). Mr. Mauriello currently serves as a member of the Board of Directors of XL Group plc. (global insurance and re-insurance, 2006-present) and the Independent Directors Council (IDC) Governing Council (2015-present). Previously, Mr. Mauriello served as a Director of the Hamilton Funds of the Bank of New York (2006-2007) and of Arcadia Resources Inc. (health care services and products, 2007-2012).

Cornelia M. Small (1944)

Year of Election or Appointment: 2005

Trustee

Ms. Small also serves as Trustee of other Fidelity® funds. Ms. Small is a member of the Board of Directors (2009-present) and Chair of the Investment Committee (2010-present) of the Teagle Foundation. Ms. Small also serves on the Investment Committee of the Berkshire Taconic Community Foundation (2008-present). Previously, Ms. Small served as Chairperson (2002-2008) and a member of the Investment Committee and Chairperson (2008-2012) and a member of the Board of Trustees of Smith College. In addition, Ms. Small served as Chief Investment Officer, Director of Global Equity Investments, and a member of the Board of Directors of Scudder, Stevens & Clark and Scudder Kemper Investments.

William S. Stavropoulos (1939)

Year of Election or Appointment: 2001

Trustee

Vice Chairman of the Independent Trustees

Mr. Stavropoulos also serves as Trustee of other Fidelity® funds. Mr. Stavropoulos serves as President and Founder of the Michigan Baseball Foundation, the Great Lakes Loons (2007-present). Mr. Stavropoulos is Chairman Emeritus of the Board of Directors of The Dow Chemical Company, where he previously served in numerous senior management positions, including President, CEO (1995-2000; 2002-2004), Chairman of the Executive Committee (2000-2006), and as a member of the Board of Directors (1990-2006). Currently, Mr. Stavropoulos is Chairman of the Board of Directors of Univar Inc. (global distributor of commodity and specialty chemicals), a Director of Teradata Corporation (data warehousing and technology solutions), and a member of the Advisory Board for Metalmark Capital LLC (private equity investment, 2005-present). Mr. Stavropoulos is an operating advisor to Clayton, Dubilier & Rice, LLC (private equity investment). In addition, Mr. Stavropoulos is a member of the University of Notre Dame Advisory Council for the College of Science, a Trustee of the Rollin L. Gerstacker Foundation, and a Director of Artis-Naples in Naples, Florida. Previously, Mr. Stavropoulos served as a Director of Chemical Financial Corporation (bank holding company, 1993-2012) and Tyco International, Ltd. (multinational manufacturing and services, 2007-2012).

David M. Thomas (1949)

Year of Election or Appointment: 2008

Trustee

Mr. Thomas also serves as Trustee of other Fidelity® funds. Mr. Thomas serves as Non-Executive Chairman of the Board of Directors of Fortune Brands Home and Security (home and security products, 2011-present), as a member of the Board of Directors (2004-present) and Presiding Director (2013-present) of Interpublic Group of Companies, Inc. (marketing communication), and as a member of the Board of Trustees of the University of Florida (2013-present). Previously, Mr. Thomas served as Executive Chairman (2005-2006) and Chairman and Chief Executive Officer (2000-2005) of IMS Health, Inc. (pharmaceutical and healthcare information solutions), and a Director of Fortune Brands, Inc. (consumer products, 2000-2011).

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Advisory Board Members and Officers:

Correspondence intended for an officer or Peter S. Lynch may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.  Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation

Peter S. Lynch (1944)

Year of Election or Appointment: 2003

Member of the Advisory Board

Mr. Lynch also serves as Member of the Advisory Board of other Fidelity® funds. Mr. Lynch is Vice Chairman and a Director of FMR (investment adviser firm) and FMR Co., Inc. (investment adviser firm). In addition, Mr. Lynch serves as a Trustee of Boston College and as the Chairman of the Inner-City Scholarship Fund. Previously, Mr. Lynch served on the Special Olympics International Board of Directors (1997-2006).

Elizabeth Paige Baumann (1968)

Year of Election or Appointment: 2017

Anti-Money Laundering (AML) Officer

Ms. Baumann also serves as AML Officer of other funds. She is Chief AML Officer (2012-present) and Senior Vice President (2014-present) of FMR LLC (diversified financial services company) and is an employee of Fidelity Investments. Previously, Ms. Baumann served as AML Officer of the funds (2012-2016), and Vice President (2007-2014) and Deputy Anti-Money Laundering Officer (2007-2012) of FMR LLC.

Marc R. Bryant (1966)

Year of Election or Appointment: 2015

Secretary and Chief Legal Officer (CLO)

Mr. Bryant also serves as Secretary and CLO of other funds. Mr. Bryant serves as CLO, Secretary, and Senior Vice President of Fidelity Management & Research Company (investment adviser firm, 2015-present) and FMR Co., Inc. (investment adviser firm, 2015-present); Secretary of Fidelity SelectCo, LLC (investment adviser firm, 2015-present) and Fidelity Investments Money Management, Inc. (investment adviser firm, 2015-present); and CLO of Fidelity Management & Research (Hong Kong) Limited and FMR Investment Management (UK) Limited (investment adviser firms, 2015-present) and Fidelity Management & Research (Japan) Limited (investment adviser firm, 2016-present). He is Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company). Previously, Mr. Bryant served as Secretary and CLO of Fidelity Rutland Square Trust II (2010-2014) and Assistant Secretary of Fidelity's Fixed Income and Asset Allocation Funds (2013-2015). Prior to joining Fidelity Investments, Mr. Bryant served as a Senior Vice President and the Head of Global Retail Legal for AllianceBernstein L.P. (2006-2010), and as the General Counsel for ProFund Advisors LLC (2001-2006).

William C. Coffey (1969)

Year of Election or Appointment: 2009

Assistant Secretary

Mr. Coffey also serves as Assistant Secretary of other funds. He is Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company, 2010-present), and is an employee of Fidelity Investments. Previously, Mr. Coffey served as Vice President and Associate General Counsel of FMR LLC (2005-2009).

Jonathan Davis (1968)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds, and is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (diversified financial services company, 2003-2010).

Adrien E. Deberghes (1967)

Year of Election or Appointment: 2016

Assistant Treasurer

Mr. Deberghes also serves as an officer of other funds. He serves as Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2016-present) and is an employee of Fidelity Investments (2008-present). Prior to joining Fidelity Investments, Mr. Deberghes was Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005). Previously, Mr. Deberghes served in other fund officer roles.

Stephanie J. Dorsey (1969)

Year of Election or Appointment: 2010

Assistant Treasurer

Ms. Dorsey also serves as an officer of other funds. She is an employee of Fidelity Investments (2008-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Howard J. Galligan III (1966)

Year of Election or Appointment: 2014

Chief Financial Officer

Mr. Galligan also serves as Chief Financial Officer of other funds. Mr. Galligan serves as President of Fidelity Pricing and Cash Management Services (FPCMS) (2014-present) and as a Director of Strategic Advisers, Inc. (investment adviser firm, 2008-present). Previously, Mr. Galligan served as Chief Administrative Officer of Asset Management (2011-2014) and Chief Operating Officer and Senior Vice President of Investment Support for Strategic Advisers, Inc. (2003-2011).

Brian B. Hogan (1964)

Year of Election or Appointment: 2009

Vice President

Mr. Hogan also serves as Trustee or Vice President of other funds. Mr. Hogan serves as a Director of FMR Investment Management (UK) Limited (investment adviser firm, 2015-present) and Fidelity SelectCo, LLC (investment adviser firm, 2014-present) and President of the Equity Division of FMR (investment adviser firm, 2009-present). Previously, Mr. Hogan served as Senior Vice President, Equity Research of FMR (2006-2009) and as a portfolio manager.  Mr. Brian B. Hogan is not related to Mr. Colm A. Hogan.

Colm A. Hogan (1973)

Year of Election or Appointment: 2016

Deputy Treasurer

Mr. Hogan also serves as an officer of other funds. Mr. Hogan is an employee of Fidelity Investments (2005-present).  Mr. Colm A. Hogan is not related to Mr. Brian B. Hogan.

Chris Maher (1972)

Year of Election or Appointment: 2013

Assistant Treasurer

Mr. Maher serves as Assistant Treasurer of other funds. Mr. Maher is Vice President of Valuation Oversight and is an employee of Fidelity Investments. Previously, Mr. Maher served as Vice President of Asset Management Compliance (2013), Vice President of the Program Management Group of FMR (investment adviser firm, 2010-2013), and Vice President of Valuation Oversight (2008-2010).

Rieco E. Mello (1969)

Year of Election or Appointment: 2017

Assistant Treasurer

Mr. Mello also serves as Assistant Treasurer of other funds. Mr. Mello is an employee of Fidelity Investments (1995-present).

Melissa M. Reilly (1971)

Year of Election or Appointment: 2014

Vice President of certain Equity Funds

Ms. Reilly also serves as Vice President of other funds. Ms. Reilly is an employee of Fidelity Investments (2004-present).

Kenneth B. Robins (1969)

Year of Election or Appointment: 2016

Chief Compliance Officer

Mr. Robins also serves as an officer of other funds. Mr. Robins serves as Compliance Officer of Fidelity Management & Research Company and FMR Co., Inc. (investment adviser firms, 2016-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served as Executive Vice President of Fidelity Investments Money Management, Inc. (investment adviser firm, 2013-2016) and served in other fund officer roles.

Stacie M. Smith (1974)

Year of Election or Appointment: 2016

President and Treasurer

Ms. Smith also serves as an officer of other funds. She is an employee of Fidelity Investments (2009-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (accounting firm, 1996-2009). Previously, Ms. Smith served as Deputy Treasurer of certain Fidelity® funds (2013-2016).

Marc L. Spector (1972)

Year of Election or Appointment: 2016

Assistant Treasurer

Mr. Spector also serves as an officer of other funds. Mr. Spector is an employee of Fidelity Investments (2016-present). Prior to joining Fidelity Investments, Mr. Spector served as Director at the Siegfried Group (accounting firm, 2013-2016), and prior to Siegfried Group as audit senior manager at Deloitte & Touche (accounting firm, 2005-2013).

Renee Stagnone (1975)

Year of Election or Appointment: 2016

Assistant Treasurer

Ms. Stagnone also serves as an officer of other funds. Ms. Stagnone is an employee of Fidelity Investments (1997-present). Previously, Ms. Stagnone served as Deputy Treasurer of certain Fidelity® funds (2013-2016).

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2017 to August 31, 2017).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value March 1, 2017	Ending Account Value August 31, 2017	Expenses Paid During Period-B March 1, 2017 to August 31, 2017
Puritan	.54%
Actual		$1,000.00	$1,064.70	$2.81
Hypothetical-C		$1,000.00	$1,022.48	$2.75
Class K	.45%
Actual		$1,000.00	$1,065.20	$2.34
Hypothetical-C		$1,000.00	$1,022.94	$2.29

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in each Class' annualized expense ratio. In addition to the expenses noted above, the Fund also indirectly bears its proportional share of the expenses of the underlying Fidelity Central Funds. Annualized expenses of the underlying non-money market Fidelity Central Funds as of their most recent fiscal half year were less than .005%.

 C 5% return per year before expenses

Distributions (Unaudited)

The Board of Trustees of Fidelity Puritan Fund voted to pay to shareholders of record at the opening of business on record date, the following distributions per share derived from capital gains realized from sales of portfolio securities, and dividends derived from net investment income:

	Pay Date	Record Date	Dividends	Capital Gains
Class K	10/16/17	10/13/17	$0.059	$0.489
Fidelity Puritan Fund	10/16/17	10/13/17	$0.054	$0.489

The fund hereby designates as a capital gain dividend with respect to the taxable year ended August 31, 2017, $825,038,457 or, if subsequently determined to be different, the net capital gain of such year.

A total of 3.96% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund designates $127,275,994 of distributions paid during the period January 1, 2017 to August 31, 2017 as qualifying to be taxed as interest-related dividends for nonresident alien shareholders

A percentage of the dividends distributed during the fiscal year for the following fund qualify for the dividends–received deduction for corporate shareholders:

	Class K	Puritan
Fidelity Puritan Fund
October 2016	18%	19%
December 9, 2016	59%	62%
December 27, 2016	62%	62%
April 2017	81%	86%
July 2017	82%	86%

A percentage of the dividends distributed during the fiscal year for the following fund may be taken into account as a dividend for purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

	Class K	Puritan
Fidelity Puritan Fund
October 2016	21%	22%
December 9, 2016	67%	71%
December 27, 2016	70%	70%
April 2017	94%	100%
July 2017	95%	100%

The fund will notify shareholders in January 2018 of amounts for use in preparing 2017 income tax returns.

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Puritan Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established various standing committees (Committees), each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to all of the Fidelity funds.

At its July 2017 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and would be realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of the fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Amendment to Group Fee Rate. The Board also approved an amendment to the management contract for the fund to add an additional breakpoint to the group fee schedule, effective October 1, 2017. The Board noted that the additional breakpoint would result in lower management fee rates as Fidelity's assets under management increase.

Nature, Extent, and Quality of Services Provided.  The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services.  The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

In 2014, the Board formed an ad hoc Committee on Transfer Agency Fees to review the variety of transfer agency fee structures throughout the industry and Fidelity's competitive positioning with respect to industry participants.

Investment in a Large Fund Family.  The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including: (i) continuing to dedicate additional resources to Fidelity's investment research process, and to the support of the senior management team that oversees asset management; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and making other enhancements to meet client needs; (iv) launching new share classes of existing funds; (v) eliminating purchase minimums and broadening eligibility requirements for certain lower-priced share classes; (vi) reducing management fees and total expenses for certain growth equity funds and index funds; (vii) lowering expense caps for certain existing funds and classes to reduce expenses borne by shareholders; (viii) eliminating short-term redemption fees for certain funds; (ix) introducing a new pricing structure for certain funds of funds that is expected to reduce overall expenses paid by shareholders; (x) rationalizing product lines and gaining increased efficiencies through proposals for fund mergers and share class consolidations; (xi) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; and (xii) implementing enhancements to further strengthen Fidelity's product line to increase investors' probability of success in achieving their investment goals, including retirement income goals.

Investment Performance.  The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history. The Board noted that there was a portfolio management change for the fund in July 2015.

The Board took into account discussions with representatives of the Investment Advisers about fund investment performance that occur at Board meetings throughout the year. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for the fund for different time periods, measured against a securities market index ("benchmark index") and a peer group of funds with similar objectives ("peer group"), if any. In its evaluation of fund investment performance, the Board gave particular attention to information indicating changes in performance of certain Fidelity funds for specific time periods and discussed with the Investment Advisers the reasons for any overperformance or underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on net performance (after fees and expenses) of both the highest performing and lowest performing fund share classes, where applicable, compared to appropriate benchmark indices, over appropriate time periods that may include full market cycles, and compared to peer groups, as applicable, over the same periods, taking into account relevant factors including the following: general market conditions; issuer-specific information; and fund cash flows and other factors.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for the fund and an appropriate benchmark index and peer group for the most recent one-, three-, and five-year periods, as shown below. Returns are shown compared to the 25th percentile (top of box, 75% beaten) and 75th percentile (bottom of box, 25% beaten) of the peer universe.

Fidelity Puritan Fund

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison.

Management Fee.  The Board considered two proprietary management fee comparisons for the 12-month periods shown in basis points (BP) in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group is broader than the Lipper peer group used by the Board for performance comparisons because the Total Mapped Group combines several Lipper investment objective categories while the Lipper peer group does not. The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG %s and the number of funds in the Total Mapped Group are in the chart below. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked, is also included in the chart and considered by the Board.

Fidelity Puritan Fund

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for 2016.

The Board noted that, in 2014, the Board and the boards of other Fidelity funds formed the ad hoc Committee on Group Fee to conduct an in-depth review of the "group fee" component of the management fee of funds with such management fee structures. The Committee's focus included the mechanics of the group fee, the competitive landscape of group fee structures, Fidelity funds with no group fee component and investment products not included in group fee assets. The Board also considered that, for funds subject to the group fee, FMR agreed to voluntarily waive fees over a specified period of time in amounts designed to account for assets converted from certain funds to certain collective investment trusts.

The Board also noted that, in 2013, the ad hoc Committee on Management Fees was formed to conduct an in-depth review of the management fee rates of Fidelity's active equity mutual funds. The Committee focused on the following areas: (i) standard fee structures; (ii) research consumption and trading evolution; (iii) management fee competitiveness/profitability by category; and (iv) factors that drive institutional pricing.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio.  In its review of each class's total expense ratio, the Board considered the fund's management fee rate as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board also noted that Fidelity may agree to waive fees and expenses from time to time, and the extent to which, if any, it has done so for the fund. As part of its review, the Board also considered the current and historical total expense ratios of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expense ratio of each class ranked below the competitive median for 2016.

Fees Charged to Other Fidelity Clients.  The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that an ad hoc joint committee created by it and the boards of other Fidelity funds periodically (most recently in 2013) reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of the fund profitability information and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and potential fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.

Economies of Scale.  The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee (the Economies of Scale Committee) created by it and the boards of other Fidelity funds periodically (most recently in 2013) analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total group assets increase, and for higher group fee rates as total group assets decrease (with "group assets" defined to include fund assets under FMR's management plus the assets of sector funds previously under FMR's management). FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as group assets increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) fund performance trends, in particular the underperformance of certain funds, and Fidelity's long-term strategies for certain funds; (ii) Fidelity's fund profitability methodology, profitability trends for certain funds, and the impact of certain factors on fund profitability results, including the impact of market trends on actively managed funds; (iii) the use of performance fees and the calculation of performance adjustments, including the impact of underperformance and fund outflows on performance adjustments; (iv) metrics for evaluating index fund performance; (v) Fidelity's group fee structure, including the group fee breakpoint schedules; (vi) the terms of Fidelity's contractual and voluntary expense cap arrangements with the funds; (vii) the methodology with respect to evaluating competitive fund data and peer group classifications and fee comparisons; (viii) the expense structures for different funds and classes; (ix) Fidelity's arrangements with affiliated sub-advisers on behalf of the funds; (x) information regarding other accounts managed by Fidelity, including institutional accounts and collective investment trusts; (xi) recent changes to the fee structure for certain funds of funds; and (xii) the impact of the Department of Labor's new fiduciary rule on the funds' comparative expense information.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Corporate Headquarters

245 Summer St.

Boston, MA 02210

www.fidelity.com

PUR-ANN-1017
1.536193.121

Item 2.

Code of Ethics

As of the end of the period, August 31, 2017, Fidelity Puritan Trust (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer.  A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3.

Audit Committee Financial Expert

The Board of Trustees of the trust has determined that Joseph Mauriello is an audit committee financial expert, as defined in Item 3 of Form N-CSR.   Mr. Mauriello is independent for purposes of Item 3 of Form N-CSR.

Item 4.

Principal Accountant Fees and Services

Fees and Services

The following table presents fees billed by PricewaterhouseCoopers LLP (“PwC”) in each of the last two fiscal years for services rendered to Fidelity Balanced Fund and Fidelity Puritan Fund (the “Funds”):

Services Billed by PwC

August 31, 2017 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Balanced Fund	$154,000	$14,400	$10,200	$6,800
Fidelity Puritan Fund	$229,000	$21,000	$46,000	$9,900

August 31, 2016 FeesA,B

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Balanced Fund	$158,000	$19,200	$17,200	$8,900
Fidelity Puritan Fund	$228,000	$23,100	$58,200	$10,800

A Amounts may reflect rounding.

B Certain amounts have been reclassified to align with current period presentation.

The following table presents fees billed by PwC that were required to be approved by the Audit Committee for services that relate directly to the operations and financial reporting of the Funds and that are rendered on behalf of Fidelity Management & Research Company (“FMR”) and entities controlling, controlled by, or under common control with FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Funds (“Fund Service Providers”):

Services Billed by PwC

	August 31, 2017A	August 31, 2016A,B
Audit-Related Fees	$9,815,000	$5,530,000
Tax Fees	$105,000	$10,000
All Other Fees	$-	$-

A Amounts may reflect rounding.

B Certain amounts have been reclassified to align with current period presentation.

“Audit-Related Fees” represent fees billed for assurance and related services that are reasonably related to the performance of the fund audit or the review of the fund's financial statements and that are not reported under Audit Fees.

“Tax Fees” represent fees billed for tax compliance, tax advice or tax planning that relate directly to the operations and financial reporting of the fund.

“All Other Fees” represent fees billed for services provided to the fund or Fund Service Provider, a significant portion of which are assurance related, that relate directly to the operations and financial reporting of the fund, excluding those services that are reported under Audit Fees, Audit-Related Fees or Tax Fees.

Assurance services must be performed by an independent public accountant.

* * *

The aggregate non-audit fees billed by PwC for services rendered to the Funds, FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any Fund Service Provider for each of the last two fiscal years of the Funds are as follows:

Billed By	August 31, 2017A	August 31, 2016A,B
PwC	$13,075,000	$6,660,000

A Amounts may reflect rounding.

B Certain amounts have been reclassified to align with current period presentation.

The trust's Audit Committee has considered non-audit services that were not pre-approved that were provided by PwC to Fund Service Providers to be compatible with maintaining the independence of PwC in its audit of the Funds, taking into account representations from PwC, in accordance with Public Company Accounting Oversight Board rules, regarding its independence from the Funds and their related entities and FMR’s review of the appropriateness and permissibility under applicable law of such non-audit services prior to their provision to the Fund Service Providers.

Audit Committee Pre-Approval Policies and Procedures

The trust’s Audit Committee must pre-approve all audit and non-audit services provided by a fund’s independent registered public accounting firm relating to the operations or financial reporting of the fund. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee’s consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund (“Covered Service”) are subject to approval by the Audit Committee before such service is provided.

All Covered Services must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair’s absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee.

Non-audit services provided by a fund audit firm to a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund are reported to the Audit Committee on a periodic basis.

Non-Audit Services Approved Pursuant to Rule 2-01(c)(7)(i)(C) and (ii) of Regulation S-X (“De Minimis Exception”)

There were no non-audit services approved or required to be approved by the Audit Committee pursuant to the De Minimis Exception during the Funds’ last two fiscal years relating to services provided to (i) the Funds or (ii) any Fund Service Provider that relate directly to the operations and financial reporting of the Funds.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the trust’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the trust’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the trust’s internal control over financial reporting.

Item 12.

Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Puritan Trust

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	October 26, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	October 26, 2017

By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	October 26, 2017